As filed with the Securities and Exchange Commission on
January 26, 2017

Registration No. 33-51017
811-07121

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------

FORM N-1A
----
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
	Pre-Effective Amendment No.	/ /
----
----
	Post-Effective Amendment No. 36	/ X /
	and/or	----
----
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 37	/ X /
	(Check appropriate box or boxes)	----
---------------
PUTNAM ASSET ALLOCATION FUNDS
(Exact name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

----------------------

It is proposed that this filing will become effective
(check appropriate box)
----
/ /	immediately upon filing pursuant to paragraph (b)
----
----
/ X /	on January 30, 2017 pursuant to paragraph (b)
----
----
/ /	60 days after filing pursuant to paragraph (a)(1)
----
----
/ /	on (date) pursuant to paragraph (a)(1)
----
----
/ /	75 days after filing pursuant to paragraph (a)(2)
----
----
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

--------------
ROBERT T. BURNS, Vice President
PUTNAM ASSET ALLOCATION FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
---------------
Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
----------------------


FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS P	CLASS R	CLASS R5	CLASS R6	CLASS Y
Growth Fund	PAEAX	PAEBX	PAECX	PAGMX	—	PASRX	PADEX	PAEEX	PAGYX
Balanced Fund	PABAX	PABBX	AABCX	PABMX	—	PAARX	PAADX	PAAEX	PABYX
Conservative Fund	PACAX	PACBX	PACCX	PACMX	—	PACRX	PACDX	PCCEX	PACYX

Putnam Dynamic Asset Allocation Funds

Prospectus

1 | 30 | 17

Fund summaries	2
What are each fund's main investment strategies and related risks?	18
Who oversees and manages the funds?	24
How do the funds price their shares?	26
How do I buy fund shares?	27
How do I sell or exchange fund shares?	35
Policy on excessive short-term trading	37
Distribution plans and payments to dealers	39
Fund distributions and taxes	41
Financial highlights	43

Investment Category: Asset Allocation

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


Fund summaries

Putnam Dynamic Asset Allocation Growth Fund

Goal

Putnam Dynamic Asset Allocation Growth Fund seeks capital appreciation.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.59%	0.25%	0.26%=	0.01%	1.11%
Class B	0.59%	1.00%	0.26%=	0.01%	1.86%
Class C	0.59%	1.00%	0.26%=	0.01%	1.86%
Class M	0.59%	0.75%	0.26%=	0.01%	1.61%
Class P	0.59%	N/A	0.08%<	0.01%	0.68%
Class R	0.59%	0.50%	0.26%=	0.01%	1.36%
Class R5	0.59%	N/A	0.22%	0.01%	0.82%
Class R6	0.59%	N/A	0.12%	0.01%	0.72%
Class Y	0.59%	N/A	0.26%=	0.01%	0.86%

2          Prospectus

*  Applies only to certain redemptions of shares bought with no initial sales charge.

**  This charge is phased out over six years.

***  This charge is eliminated after one year.


=  Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

<   Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$682	$908	$1,151	$1,849
Class B	$689	$885	$1,206	$1,984
Class B (no redemption)	$189	$585	$1,006	$1,984
Class C	$289	$585	$1,006	$2,180
Class C (no redemption)	$189	$585	$1,006	$2,180
Class M	$508	$840	$1,195	$2,194
Class P	$69	$218	$379	$847
Class R	$138	$431	$745	$1,635
Class R5	$84	$262	$455	$1,014
Class R6	$74	$230	$401	$894
Class Y	$88	$274	$477	$1,061

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 216%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Prospectus          3

Class	Strategic allocation	Range
Equity	80%	65-95%
Fixed Income	20%	5-35%


We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.


Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

4          Prospectus


The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


Annual total returns for class A shares before sales charges

Prospectus          5

Average annual total returns after sales charges
(for periods ending 12/31/16)

Share class	1 year	5 years	10 years
Class A before taxes	1.64%	10.01%	4.50%
Class A after taxes on distributions	1.26%	8.59%	3.43%
Class A after taxes on distributions and sale of fund shares	1.23%	7.67%	3.28%
Class B before taxes	2.01%	10.22%	4.51%
Class C before taxes	6.04%	10.50%	4.34%
Class M before taxes	3.49%	9.98%	4.22%
Class P before taxes*	8.16%	11.62%	5.38%
Class R before taxes	7.54%	11.04%	4.83%
Class R5 before taxes*	8.16%	11.62%	5.38%
Class R6 before taxes*	8.22%	11.71%	5.42%
Class Y before taxes	8.14%	11.61%	5.37%
Russell 3000 Index** (no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	9.75%	10.64%	5.78%

*  Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6, and class P shares; had it, returns would have been higher.

**  Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

The Putnam Growth Blended Benchmark is an unmanaged index administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI Emerging Markets Index (GD).


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

6          Prospectus

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Robert Kea
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2002

Robert Schoen
Chief Investment Officer - Global Asset
Allocation, portfolio manager of the
fund since 2002

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Sub-Advisors

Putnam Investments Limited*
Putnam Advisory Company, LLC*

*  Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 17.

Putnam Dynamic Asset Allocation Balanced Fund

Goal

Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Prospectus          7

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.52%	0.25%	0.22%=	0.01%	1.00%
Class B	0.52%	1.00%	0.22%=	0.01%	1.75%
Class C	0.52%	1.00%	0.22%=	0.01%	1.75%
Class M	0.52%	0.75%	0.22%=	0.01%	1.50%
Class P	0.52%	N/A	0.07%<	0.01%	0.60%
Class R	0.52%	0.50%	0.22%=	0.01%	1.25%
Class R5	0.52%	N/A	0.21%	0.01%	0.74%
Class R6	0.52%	N/A	0.11%	0.01%	0.64%
Class Y	0.52%	N/A	0.22%=	0.01%	0.75%

*  Applies only to certain redemptions of shares bought with no initial sales charge.

**  This charge is phased out over six years.

***  This charge is eliminated after one year.


=  Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

<  Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

8          Prospectus

Share class	1 year	3 years	5 years	10 years
Class A	$671	$875	$1,096	$1,729
Class B	$678	$851	$1,149	$1,864
Class B (no redemption)	$178	$551	$949	$1,864
Class C	$278	$551	$949	$2,062
Class C (no redemption)	$178	$551	$949	$2,062
Class M	$497	$807	$1,140	$2,078
Class P	$61	$192	$335	$750
Class R	$127	$397	$686	$1,511
Class R5	$76	$237	$411	$918
Class R6	$65	$205	$357	$798
Class Y	$77	$240	$417	$930

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 374%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%


We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We

Prospectus          9

may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.


Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.


Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.


The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

10          Prospectus

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ending 12/31/16)

Share class	1 year	5 years	10 years
Class A before taxes	0.55%	8.43%	4.60%
Class A after taxes on distributions	–0.11%	7.40%	3.53%
Class A after taxes on distributions and sale of fund shares	0.68%	6.48%	3.30%
Class B before taxes	0.93%	8.64%	4.60%
Class C before taxes	4.87%	8.89%	4.42%
Class M before taxes	2.46%	8.41%	4.32%
Class P before taxes*	7.00%	10.01%	5.48%
Class R before taxes	6.45%	9.45%	4.94%
Class R5 before taxes*	6.98%	10.00%	5.47%
Class R6 before taxes*	7.07%	10.11%	5.53%
Class Y before taxes	6.99%	10.01%	5.48%
Russell 3000 Index** (no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Putnam Balanced Blended Benchmark (eduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	8.38%	9.20%	5.86%

*  Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6, and class P shares; had it, returns would have been higher.

**  Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

Prospectus          11

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Robert Kea
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2002

Robert Schoen
Chief Investment Officer - Global Asset
Allocation, portfolio manager of the
fund since 2002

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Sub-Advisors

Putnam Investments Limited*
Putnam Advisory Company, LLC*

*  Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 17.

Putnam Dynamic Asset Allocation Conservative Fund

Goal

Putnam Dynamic Asset Allocation Conservative Fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More

12          Prospectus

information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.52%	0.25%	0.26%=	0.01%	1.04%
Class B	0.52%	1.00%	0.26%=	0.01%	1.79%
Class C	0.52%	1.00%	0.26%=	0.01%	1.79%
Class M	0.52%	0.75%	0.26%=	0.01%	1.54%
Class P	0.52%	N/A	0.10%<	0.01%	0.63%
Class R	0.52%	0.50%	0.26%=	0.01%	1.29%
Class R5	0.52%	N/A	0.21%	0.01%	0.74%
Class R6	0.52%	N/A	0.14%	0.01%	0.67%
Class Y	0.52%	N/A	0.26%=	0.01%	0.79%

*  Applies only to certain redemptions of shares bought with no initial sales charge.

**  This charge is phased out over six years.

***  This charge is eliminated after one year.


=  Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

<  Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as

Prospectus          13

indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$675	$887	$1,116	$1,773
Class B	$682	$863	$1,170	$1,908
Class B (no redemption)	$182	$563	$970	$1,908
Class C	$282	$563	$970	$2,105
Class C (no redemption)	$182	$563	$970	$2,105
Class M	$501	$819	$1,160	$2,120
Class P	$64	$202	$351	$786
Class R	$131	$409	$708	$1,556
Class R5	$76	$237	$411	$918
Class R6	$68	$214	$373	$835
Class Y	$81	$252	$439	$978

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 614%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign

14          Prospectus

companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.


Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.


The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


Prospectus          15

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/16)

Share class	1 year	5 years	10 years
Class A before taxes	–1.42%	5.30%	3.96%
Class A after taxes on distributions	–2.19%	3.98%	2.68%
Class A after taxes on distributions and sale of fund shares	–0.56%	3.79%	2.68%
Class B before taxes	–1.15%	5.46%	3.99%
Class C before taxes	2.80%	5.76%	3.81%
Class M before taxes	0.40%	5.26%	3.70%
Class P before taxes*	4.88%	6.83%	4.89%
Class R before taxes	4.33%	6.28%	4.42%
Class R5 before taxes*	4.89%	6.88%	4.92%
Class R6 before taxes*	4.96%	6.95%	4.95%
Class Y before taxes	4.84%	6.82%	4.89%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	5.92%	5.86%	5.32%

16          Prospectus

*  Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6, and class P shares; had it, returns would have been higher.

The Putnam Conservative Blended Benchmark is an unmanaged index administered by Putnam Management, 65% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Robert Kea
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2002

Robert Schoen
Chief Investment Officer - Global Asset
Allocation, portfolio manager of the
fund since 2002

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund
since 2008

Sub-Advisors

Putnam Investments Limited*
Putnam Advisory Company, LLC*

*  Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.


Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.


When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

Prospectus          17

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates.


You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summaries, we pursue each fund’s goal by adjusting portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal.


There are four funds in the Putnam Global Asset Allocation suite. The three funds offered by this prospectus pursue their goals by making strategic allocations to equity and fixed income asset classes, and by adjusting these allocations dynamically within certain specified ranges as market conditions change. The other fund (Putnam Dynamic Risk Allocation Fund, which is not offered by this prospectus) has the flexibility to make allocations to a broader range of asset classes without regard to any fixed or targeted ranges, and also seeks to adjust its exposure to asset classes, typically using leverage, in order to balance its exposure to the types of risks associated with particular asset classes.


EQUITY INVESTMENTS

  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors

18          Prospectus

affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

FIXED INCOME INVESTMENTS

  Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Prospectus          19


Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, a fund might not benefit from any increase in value as a result of declining interest rates.


  Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.


We may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or that are unrated investments that we believe are of comparable quality. However, using the same criteria, we currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. We may invest up to 5% of a fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced (or increased) after we buy it.


Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

20          Prospectus

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.


  Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.


Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

BOTH ASSET CLASSES

  Foreign investments. Each fund may invest in the securities of foreign companies, but the Growth Fund invests a greater portion of its assets in foreign securities than the other two funds. Foreign investments involve certain special risks, including:

— Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

— Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

— Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

Prospectus          21

— Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.


— Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. In addition, there may be limited or no markets for bonds of issuers that became distressed. For the same reason, we may at times find it difficult to value the funds’ foreign investments.


— Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

— Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.


The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.


  Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market

22          Prospectus

conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about additional types and risks of derivatives and the funds’ asset segregation policies, see Miscellaneous Investments, Investment Practices and Risks in the SAI.


  Market risk. The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.


  Other investments. In addition to the main investment strategies described above, a fund may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index). Each fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of a fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Prospectus          23

  Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.
  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.
  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of each fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

24          Prospectus

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business.


The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated September 30, 2016.

Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets), and generally declines as the aggregate net assets increase.


The Growth Fund, Balanced Fund and Conservative Fund paid Putnam Management a management fee (after any applicable waivers) of 0.59%, 0.52% and 0.52%, respectively, of average net assets for each fund’s last fiscal year.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.


Putnam Management has retained its affiliate, Putnam Investments Limited (PIL), to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. If PIL were to manage any fund assets, Putnam Management (and not the funds) would pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value (NAV) of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. PAC is not currently managing any fund assets. If PAC were to manage any fund assets, Putnam Management or PIL, as applicable (and not the funds), would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average NAV of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and

Prospectus          25

pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.


Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.
Portfolio managers	Joined funds	Employer	Positions over past five years
James Fetch	2008	Putnam Management 1994 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
Robert Kea	2002	Putnam Management 1989 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
Robert Schoen	2002	Putnam Management 1997 – Present	Chief Investment Officer - Global Asset Allocation Previously Co-Head of Global Asset Allocation and Portfolio Manager
Jason Vaillancourt	2008	Putnam Management 1999 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?


The price of a fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.


Each fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.


Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by each fund’s Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information

26          Prospectus

with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.


Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Prospectus          27

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of these funds through the plan, including any restrictions or limitations that may apply.


Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Shares of the fund are sold at the NAV per share determined after confirmation of a purchase order by Putnam Investor Services.


Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide additional identifying documentation. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account at the then-current NAV, which may be more or less than your original investment, net of any applicable sales charges.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

28          Prospectus

  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?


This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:


  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
  How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.
  Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 5.75%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Prospectus          29

Class B shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

  Initial sales charge of up to 3.50%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should

30          Prospectus

consider whether class A shares would be more advantageous and consult their financial representative.


Class P shares

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees.


Class R shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees.

Class R5 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees
  Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees
  Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.

Class R6 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees
  Lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees.

Class Y shares (available only to investors listed below)

  The following investors may purchase class Y shares if approved by Putnam:

— employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

Prospectus          31

— bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;


— corporate individual retirement accounts (IRAs) administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;


— college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

— other Putnam funds and Putnam investment products;

— investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;

— clients of a financial representative who are charged a fee for consulting or similar services;

— corporations, endowments and foundations that have entered into an arrangement with Putnam;

— fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;

— investment companies (whether registered or private), both affiliated and unaffiliated with Putnam;


— current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household) as well as, in each case, Putnam-offered health savings accounts, IRAs, and other similar tax-advantaged plans solely owned by the foregoing individuals; current and retired directors of Putnam Investments, LLC; current and retired Great-West Life & Annuity Insurance Company employees; and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam, Great-West Life & Annuity Insurance Company, or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors of Putnam and employees of Great-West Life & Annuity Insurance Company and by the Board of Trustees in its discretion for Trustees; provided that conversion will not take place with respect to class Y shares held by former Putnam employees and their immediate family members in health savings accounts where it is not operationally practicable due to platform or other limitations; and


— personal and family member IRAs of registered representatives and other employees of broker-dealers and other financial institutions having a sales agreement with Putnam Retail Management, if (1) the registered representative or other employee is the broker of record or financial representative for the account, (2) the broker-dealer or other financial institution’s policies prohibit the use of class A shares or other classes of fund shares that pay 12b-1 fees in such accounts

32          Prospectus

to avoid potential prohibited transactions under Internal Revenue Service rules due to the account owners’ status as “disqualified persons” under those rules, and (3) the broker-dealer or other financial institution has an agreement with Putnam Retail Management related to the use of class Y shares in these accounts.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees
  Higher annual expenses, and lower dividends, than class R5 or R6 shares because of higher investor servicing fees.

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

*  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

**  Offering price includes sales charge.

***  The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to

Prospectus          33

each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, a fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares

34          Prospectus

without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund.

If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
  Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

Prospectus          35

  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase.

36          Prospectus

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.
  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

  Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.


Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.


Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the

Prospectus          37

fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.


  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.


  Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number,

38          Prospectus

or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.

  Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.


  Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and

Prospectus          39

0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class P, class R5, class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.


  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are

40          Prospectus

made for program or platform services provided by the dealer, including shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services.


You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2016 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.


  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. A fund’s transfer agent may also make payments to certain financial intermediaries in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The Growth Fund, Balanced Fund and Conservative Fund normally distribute any net investment income annually, quarterly and monthly, respectively, and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals

Prospectus          41

at reduced rates. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

A fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

42          Prospectus


Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.


Financial highlights


The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The Independent Registered Public Accounting Firm’s reports and each fund’s financial statements are included in each funds’ annual report to shareholders, which is available upon request.

Prospectus          43

Financial highlights: Putnam Dynamic Asset Allocation Growth Fund
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2016	$15.05	.20	1.21	1.41	(.31)	(.65)	(.96)	$15.50	9.73	$1,482,617	1.08 [d]	1.32 [d]	216 [e]
September 30, 2015	17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	15.05	(1.26)	1,385,646	1.05	1.05	196 [e]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	17.58	14.29	1,362,485	1.06	1.21	188 [e]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	15.60	17.17	1,215,701	1.09	1.38	111 [f]
September 30, 2012	10.79	.19	2.53	2.72	(.04)	—	(.04)	13.47	25.24	1,111,789	1.13	1.51	120 [f]
Class B
September 30, 2016	$14.72	.08	1.20	1.28	(.18)	(.65)	(.83)	$15.17	8.95	$77,832	1.83 [d]	.56 [d]	216 [e]
September 30, 2015	17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	14.72	(2.02)	84,801	1.80	.28	196 [e]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	17.22	13.45	107,877	1.81	.45	188 [e]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	15.28	16.28	118,464	1.84	.63	111 [f]
September 30, 2012	10.60	.09	2.50	2.59	—	—	—	13.19	24.43	126,620	1.88	.76	120 [f]
Class C
September 30, 2016	$14.30	.08	1.14	1.22	(.22)	(.65)	(.87)	$14.65	8.85	$253,401	1.83 [d]	.58 [d]	216 [e]
September 30, 2015	16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	14.30	(1.99)	209,239	1.80	.30	196 [e]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	16.82	13.49	168,304	1.81	.46	188 [e]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	14.94	16.28	144,081	1.84	.62	111 [f]
September 30, 2012	10.38	.09	2.44	2.53	—	—	—	12.91	24.37	127,912	1.88	.77	120 [f]
Class M
September 30, 2016	$14.72	.12	1.18	1.30	(.23)	(.65)	(.88)	$15.14	9.15	$29,745	1.58 [d]	.82 [d]	216 [e]
September 30, 2015	17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	14.72	(1.71)	28,800	1.55	.54	196 [e]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	17.23	13.71	30,005	1.56	.71	188 [e]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	15.30	16.59	27,200	1.59	.88	111 [f]
September 30, 2012	10.59	.12	2.50	2.62	—	—	—	13.21	24.74	25,303	1.63	1.01	120 [f]
Class P
September 30, 2016†	$15.60	.02	.04	.06	—	—	—	$15.66	.38*	$198,605	.06*	.14*	216 [d]
Class R
September 30, 2016	$14.74	.16	1.18	1.34	(.24)	(.65)	(.89)	$15.19	9.42	$23,273	1.33 [d]	1.09 [d]	216 [e]
September 30, 2015	17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	14.74	(1.50)	12,375	1.30	.80	196 [e]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	17.28	14.06	19,617	1.31	.96	188 [e]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	15.33	16.89	16,026	1.34	1.13	111 [f]
September 30, 2012	10.60	.15	2.50	2.65	(.01)	—	(.01)	13.24	25.00	15,265	1.38	1.26	120 [f]

See notes to financial highlights at the end of this section.

44 Prospectus	Prospectus 45

Financial highlights: Putnam Dynamic Asset Allocation Growth Fund
(Continued)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class R5
September 30, 2016	$15.21	.23	1.23	1.46	(.35)	(.65)	(1.00)	$15.67	9.98	$4,112	.81 [d]	1.53 [d]	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(1.00)	7,051.80		1.31	196 [e]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	17.74	14.59	6,434.81		1.51	188 [e]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	15.76	17.50	64.82		1.52	111 [f]
September 30, 2012††	12.78	.06	.74	.80	—	—	—	13.58	6.26*	11	.21*	.43*	120 [f]
Class R6
September 30, 2016	$15.24	.26	1.23	1.49	(.37)	(.65)	(1.02)	$15.71	10.16	$135,367	.71 [d]	1.72 [d]	216 [e]
September 30, 2015	17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	15.24	(.94)	59,064.70		1.42	196 [e]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	17.78	14.74	31,438.71		1.56	188 [e]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	15.77	17.62	24,534.72		1.62	111 [f]
September 30, 2012††	12.78	.06	.74	.80	—	—	—	13.58	6.26*	11	.18*	.45*	120 [f]
Class Y
September 30, 2016	$15.21	.24	1.22	1.46	(.36)	(.65)	(1.01)	$15.66	9.95	$186,911	.83 [d]	1.59 [d]	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(.96)	254,253.80		1.31	196 [e]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	17.74	14.59	146,825.81		1.46	188 [e]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	15.73	17.47	125,570.84		1.65	111 [f]
September 30, 2012	10.88	.22	2.55	2.77	(.07)	—	(.07)	13.58	25.58	170,199.88		1.76	120 [f]


*  Not annualized.


†  For the period August 31, 2016 (commencement of operations) to September 30, 2016.

††  For the period July 3, 2012 (commencement of operations) to September 30, 2012.


a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees, if any.


d  Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	208%
September 30, 2012	253
46 Prospectus	Prospectus 47

Financial highlights: Putnam Dynamic Asset Allocation Balanced Fund
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2016	$13.90	.19	.89	1.08	(.22)	(.74)	(.96)	$14.02	8.06	$1,330,619	1.01[d]	1.38[d]	374[e]
September 30, 2015	14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	13.90	.65	1,205,510.98		1.18	343[e]
September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	14.69	12.94	1,114,099.99		1.55	351[e]
September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	13.19	12.62	969,273	1.02	1.71	190[f]
September 30, 2012	9.99	.20	1.89	2.09	(.19)	—	(.19)	11.89	21.06	899,121	1.06	1.76	182[f]
Class B
September 30, 2016	$13.85	.08	.89	.97	(.12)	(.74)	(.86)	$13.96	7.20	$71,395	1.76[d]	.62[d]	374[e]
September 30, 2015	14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	13.85	(.05)	72,356	1.73	.42	343[e]
September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	14.63	11.97	78,865	1.74	.80	351[e]
September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	13.15	11.90	81,247	1.77	.96	190[f]
September 30, 2012	9.95	.11	1.89	2.00	(.11)	—	(.11)	11.84	20.13	85,833	1.81	1.02	182[f]
Class C
September 30, 2016	$13.58	.08	.86	.94	(.12)	(.74)	(.86)	$13.66	7.19	$283,090	1.76[d]	.63[d]	374[e]
September 30, 2015	14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	13.58	(.09)	208,644	1.73	.43	343[e]
September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	14.38	12.09	142,816	1.74	.80	351[e]
September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	12.92	11.81	114,907	1.77	.96	190[f]
September 30, 2012	9.80	.11	1.85	1.96	(.11)	—	(.11)	11.65	20.07	98,192	1.81	1.01	182[f]
Class M
September 30, 2016	$13.87	.12	.89	1.01	(.15)	(.74)	(.89)	$13.99	7.52	$27,883	1.51[d]	.87[d]	374[e]
September 30, 2015	14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	13.87	.15	29,153	1.48	.68	343[e]
September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	14.66	12.33	28,808	1.49	1.05	351[e]
September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	13.17	12.10	26,680	1.52	1.20	190[f]
September 30, 2012	9.98	.14	1.89	2.03	(.14)	—	(.14)	11.87	20.40	21,876	1.56	1.27	182[f]
Class P
September 30, 2016†	$14.07	.02	.02	.04	(.06)	—	(.06)	$14.05	.25*	$152,939	.05*	.14*	374[e]
Class R
September 30, 2016	$13.81	.15	.88	1.03	(.19)	(.74)	(.93)	$13.91	7.75	$24,577	1.26[d]	1.13[d]	374[e]
September 30, 2015	14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	13.81	.39	12,031	1.23	.92	343[e]
September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	14.59	12.59	14,744	1.24	1.30	351[e]
September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	13.11	12.42	12,512	1.27	1.46	190[f]
September 30, 2012	9.93	.17	1.88	2.05	(.17)	—	(.17)	11.81	20.70	11,821	1.31	1.52	182[f]

See notes to financial highlights at the end of this section.

48 Prospectus	Prospectus 49

Financial highlights: Putnam Dynamic Asset Allocation Balanced Fund (Continued)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class R5
September 30, 2016	$13.93	.23	.88	1.11	(.26)	(.74)	(1.00)	$14.04	8.28	$2,523	.74[d]	1.72[d]	374[e]
September 30, 2015	14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	13.93	.97	256.73		1.46	343[e]
September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	14.71	13.12	36.74		1.95	351[e]
September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	13.21	12.99	12.75		1.98	190[f]
September 30, 2012‡	11.34	.06	.55	.61	(.05)	—	(.05)	11.90	5.41*	11	.19*	.47*	182[f]
Class R6
September 30, 2016	$13.93	.24	.89	1.13	(.27)	(.74)	(1.01)	$14.05	8.44	$147,161	.64[d]	1.75[d]	374[e]
September 30, 2015	14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	13.93	1.08	60,489.63		1.55	343[e]
September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	14.71	13.30	16,200.64		1.91	351[e]
September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	13.21	13.11	10,947.65		1.94	190[f]
September 30, 2012‡	11.34	.06	.56	.62	(.06)	—	(.06)	11.90	5.44*	11	.16*	.49*	182[f]
Class Y
September 30, 2016	$13.92	.22	.90	1.12	(.25)	(.74)	(.99)	$14.05	8.37	$258,625	.76[d]	1.63[d]	374[e]
September 30, 2015	14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	13.92	.90	260,604.73		1.43	343[e]
September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	14.71	13.20	131,417.74		1.79	351[e]
September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	13.21	12.96	115,550.77		1.98	190[f]
September 30, 2012	10.00	.23	1.89	2.12	(.22)	—	(.22)	11.90	21.34	193,491.81		2.01	182[f]


*  Not annualized.


†  For the period August 31, 2016 (commencement of operations) to September 30, 2016.

‡  For the period July 3, 2012 (commencement of operations) to September 30, 2012.


a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.


d  Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	404%
September 30, 2012	461
50 Prospectus	Prospectus 51

Financial highlights: Putnam Dynamic Asset Allocation Conservative Fund
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2016	$10.46	.15	.48	.63	(.19)	(.58)	(.77)	$10.32	6.37	$519,767	1.04[g]	1.44[g]	614[d]
September 30, 2015	11.14	.15	.03	.18	(.19)	(.67)	(.86)	10.46	1.58	463,857	1.02	1.41	559[d]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	11.14	9.45	431,523	1.03	1.83	583[d]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	10.35	6.46	384,651	1.05	1.99	305[e]
September 30, 2012	8.83	.21	1.00	1.21	(.16)	—	(.16)	9.88	13.76	376,279	1.07	2.21	278[e]
Class B
September 30, 2016	$10.39	.07	.47	.54	(.12)	(.58)	(.70)	$10.23	5.43	$21,084	1.79[g]	.68[g]	614[d]
September 30, 2015	11.06	.07	.04	.11	(.11)	(.67)	(.78)	10.39	.94	20,513	1.77	.65	559[d]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	11.06	8.58	23,367	1.78	1.08	583[d]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	10.28	5.72	25,472	1.80	1.24	305[e]
September 30, 2012	8.77	.14	.98	1.12	(.08)	—	(.08)	9.81	12.86	25,916	1.82	1.46	278[e]
Class C
September 30, 2016	$10.35	.07	.47	.54	(.12)	(.58)	(.70)	$10.19	5.47	$129,657	1.79[g]	.68[g]	614[d]
September 30, 2015	11.02	.07	.04	.11	(.11)	(.67)	(.78)	10.35	.97	79,407	1.77	.66	559[d]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	11.02	8.55	60,957	1.78	1.08	583[d]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	10.25	5.74	51,129	1.80	1.24	305[e]
September 30, 2012	8.75	.14	.98	1.12	(.09)	—	(.09)	9.78	12.80	48,885	1.82	1.46	278[e]
Class M
September 30, 2016	$10.35	.09	.48	.57	(.14)	(.58)	(.72)	$10.20	5.83	$16,801	1.54[g]	.93[g]	614[d]
September 30, 2015	11.03	.10	.03	.13	(.14)	(.67)	(.81)	10.35	1.10	10,541	1.52	.91	559[d]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	11.03	8.82	10,057	1.53	1.33	583[d]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	10.26	5.98	9,333	1.55	1.49	305[e]
September 30, 2012	8.76	.16	.98	1.14	(.11)	—	(.11)	9.79	13.07	8,011	1.57	1.71	278[e]
Class P
September 30, 2016#	$10.35	.01	.01	.02	(.02)	—	(.02)	$10.35	.18*	$71,630	.05*	.14*	614[d]
Class R
September 30, 2016	$10.73	.12	.50	.62	(.17)	(.58)	(.75)	$10.60	6.05	$11,033	1.29[g]	1.16[g]	614[d]
September 30, 2015	11.40	.13	.03	.16	(.16)	(.67)	(.83)	10.73	1.38	5,256	1.27	1.16	559[d]
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	11.40	9.07	5,786	1.28	1.58	583[d]
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	10.60	6.26	4,461	1.30	1.74	305[e]
September 30, 2012	9.03	.19	1.02	1.21	(.13)	—	(.13)	10.11	13.51	3,933	1.32	1.95	278[e]

See notes to financial highlights at the end of this section.

52 Prospectus	Prospectus 53

Financial highlights: Putnam Dynamic Asset Allocation Conservative Fund
(Continued)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class R5
September 30, 2016	$10.49	.18	.48	.66	(.22)	(.58)	(.80)	$10.35	6.68	$828	.73[g]	1.74[g]	614[d]
September 30, 2015	11.16	.19	.04	.23	(.23)	(.67)	(.90)	10.49	1.98	237.73		1.71	559[d]
September 30, 2014	10.38	.24[f]	.76	1.00	(.22)	—	(.22)	11.16	9.68	316.74		2.20[i]	583[d]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	10.38	6.87	11.74		2.30	305[e]
September 30, 2012†	9.57	.05	.33	.38	(.05)	—	(.05)	9.90	3.93*	10	.19*	.55*	278[e]
Class R6
September 30, 2016	$10.50	.18	.48	.66	(.23)	(.58)	(.81)	$10.35	6.64	$71,314	.66[g]	1.78[g]	614[d]
September 30, 2015	11.17	.20	.03	.23	(.23)	(.67)	(.90)	10.50	2.04	16,011.66		1.80	559[d]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	11.17	9.80	3,256.67		2.21	583[d]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	10.38	6.94	2,981.67		2.20	305[e]
September 30, 2012†	9.57	.06	.32	.38	(.05)	—	(.05)	9.90	3.94*	10	.17*	.57*	278[e]
Class Y
September 30, 2016	$10.50	.17	.48	.65	(.22)	(.58)	(.80)	$10.35	6.51	$177,068	.79[g]	1.68[g]	614[d]
September 30, 2015	11.17	.18	.04	.22	(.22)	(.67)	(.89)	10.50	1.92	133,945.77		1.66	559[d]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	11.17	9.69	77,419.78		2.07	583[d]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	10.38	6.80	66,787.80		2.27	305[e]
September 30, 2012	8.86	.23	.99	1.22	(.18)	—	(.18)	9.90	13.89	93,814.82		2.46	278[e]


*  Not annualized.


†  For the period July 3, 2012 (commencement of operations) to September 30, 2012.


#  For the period August 31, 2016 (commencement of operations) to September 30, 2016.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage service arrangements, if any. Also excludes acquired fund fees and expenses, if any.


d  Portfolio turnover includes TBA purchase and sale commitments.

e  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	640%
September 30, 2012	720

f  The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

g  Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.


54 Prospectus	Prospectus 55

For more information about Putnam Dynamic Asset Allocation Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the funds on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the funds’ file number.


Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-7121	SP059 304562 1/17


FUND SYMBOLS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
	A	B	C	M	P	R	R5	R6	Y
Putnam Dynamic
Asset Allocation	PAEAX	PAEBX	PAECX	PAGMX	--	PASRX	PADEX	PAEEX	PAGYX
Growth Fund
Putnam Dynamic
Asset Allocation	PABAX	PABBX	AABCX	PABMX	--	PAARX	PAADX	PAAEX	PABYX
Balanced Fund
Putnam Dynamic
Asset Allocation	PACAX	PACBX	PACCX	PACMX	--	PACRX	PACDX	PCCEX	PACYX
Conservative Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

EACH A SERIES OF PUTNAM ASSET ALLOCATION FUNDS

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
January 30, 2017

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual reports or a prospectus dated 1/30/17, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.


sai_6.pdf - 2017/01

I-1

sai_7.pdf - 2017/01

sai_8.pdf - 2017/01

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-32
STATEMENTS

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-54
MANAGEMENT	II-69
DETERMINATION OF NET ASSET VALUE	II-90
INVESTOR SERVICES	II-92
SIGNATURE GUARANTEES	II-96
REDEMPTIONS	II-96
POLICY ON EXCESSIVE SHORT-TERM TRADING	II-97
SHAREHOLDER LIABILITY	II-97
DISCLOSURE OF PORTFOLIO INFORMATION	II-97
INFORMATION SECURITY RISKS	II-99
PROXY VOTING GUIDELINES AND PROCEDURES	II-100
SECURITIES RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-106
APPENDIX B - FINANCIAL STATEMENTS	II-133

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION


The funds are diversified series of Putnam Asset Allocation Funds, a Massachusetts business trust organized on November 4, 1993 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.


Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except, (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of the fund.


Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


Information about the Summary Prospectus, Prospectus, and SAI

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual

I-3

arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of a fund.

Under the Trust's Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

I-4

(8) Purchase securities if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry. (Securities of the U.S. government or its agencies or instrumentalities, or of any foreign government or its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the funds' fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds' investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.


The following non-fundamental investment policies, which apply to each fund, may be changed by the Trustees without shareholder approval:


(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the relevant fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

I-5

If, as a result of a change in values or net assets or other circumstances, greater than 15% of each fund’s net assets are invested in securities described in (a), (b) and (c) in non-fundamental policy (1) above, the fund will take such steps as are deemed advisable to protect the fund’s liquidity.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES


Shareholders of each fund approved a new management contract with Putnam Management effective February 27, 2014 (the "Management Contract"). The substantive terms of the Management Contract, including terms relating to fees, are identical to the terms of the funds’ prior management contract dated January 1, 2010. Shareholders were asked to approve the Management Contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management.

Between October 8, 2013 and the date of the Management Contract, Putnam Management managed each fund's investment portfolio and other affairs and business under an interim management contract, which was substantively identical to the fund's prior management contract dated January 1, 2010. Putnam Management has entered into sub-management and sub-advisory contracts for each fund effective as of the time the Management Contract became effective. Please see “Management—The Sub-Manager” in Part II of this SAI for information about the sub-management contract and "Management—The Sub-Adviser" in Part II of this SAI for information about the sub-advisory contract.


Management fees


Under the Management Contract, each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid "double counting" of those assets) (“Total Open-End Mutual Fund

I-6

Average Net Assets”), as determined at the close of each business day during the month, as set forth below:


GROWTH FUND

0.750% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.515% of any excess thereafter.

BALANCED FUND & CONSERVATIVE FUND

0.680% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.460% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.445% of any excess thereafter.

For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

I-7


			Amount of	Amount management
	Fiscal	Management	management	fee would have been
Fund name	year	fee paid	fee waived	without waivers

Growth Fund	2016	$13,300,147	$23,359	$13,323,506
	2015	$12,074,500	$0	$12,074,500
	2014	$10,744,953	$0	$10,744,953
Balanced Fund	2016	$11,037,220	$19,388	$11,056,608
	2015	$9,004,124	$0	$9,004,124
	2014	$7,543,158	$0	$7,543,158
Conservative Fund	2016	$4,542,128	$7,680	$4,549,808
	2015	$3,571,242	$0	$3,571,242
	2014	$3,000,575	$0	$3,000,575

The amount of management fee waived for each fund for the most recent fiscal year resulted from a voluntary, one-time waiver by Putnam Management.


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

	Fiscal	Brokerage
Fund name	year	commissions
Growth Fund	2016	$2,010,983
	2015	$1,949,954
	2014	$1,281,802
Balanced Fund	2016	$1,165,636
	2015	$1,023,027
	2014	$731,886
Conservative Fund	2016	$332,339
	2015	$290,712
	2014	$199,245

I-8

The brokerage commissions for each fund’s 2016 fiscal year were higher than the brokerage commissions for each fund’s 2015 and 2014 fiscal years due, in part, to a growth in fund size.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year through which Putnam Management and its affiliates receive brokerage or research services:


	Dollar value of these	Percentage of	Amount of
Fund name	transactions	total transactions	commissions
Growth Fund	$2,414,202,800	26.25%	$1,633,139

Balanced Fund	$1,918,344,694	24.77%	$996,634

Conservative Fund	$557,572,808	13.89%	$265,893

At the end of fiscal 2016, the funds held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):


I-9

Fund Name	Broker-dealer or affiliates	Value of securities held
Growth Fund	Royal Bank of Canada	$1,208,091
	Credit Suisse Group AG	$605,748
	JPMorgan Chase & Co.	$27,958,183
	HSBC Holdings PLC	$2,148,039
	Barclays PLC	$370,069
	Citigroup, Inc.	$22,503,773
	Morgan Stanley	$16,992,672
	BNP Paribas	$4,027,877
	Bank of America Corp.	$3,618,379
	Goldman Sachs Group, Inc. (The)	$1,983,938

Balanced Fund	Citigroup, Inc.	$21,958,220
	HSBC Holdings PLC	$1,430,173
	Credit Suisse Group AG	$727,741
	Barclays PLC	$214,731
	Goldman Sachs Group, Inc. (The)	$2,870,707
	Bank of America Corp.	$4,632,536
	Morgan Stanley	$16,368,909
	BNP Paribas SA	$3,386,718
	Royal Bank of Canada	$1,547,495
	JPMorgan Chase & Co.	$28,112,821

Conservative Fund	Bank of America Corp.	$2,662,886
	BNP Paribas SA	$1,820,678
	JPMorgan Chase & Co.	$10,200,766
	HSBC Holdings PLC	$635,927
	Royal Bank of Canada	$1,011,969
	Barclays PLC	$182,750
	Goldman Sachs Group, Inc. (The)	$2,199,999
	Credit Suisse Group AG	$213,750
	Citigroup, Inc.	$7,093,229
	Morgan Stanley	$5,246,850

Administrative expense reimbursement


The funds reimbursed Putnam Management for administrative services during fiscal 2016, including compensation of certain Trust officers and contributions to the Putnam Retirement Plan for their benefit, as follows:


I-10

Fund name	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions
Growth Fund	$64,275	$43,081
Balanced Fund	$60,586	$40,608
Conservative Fund	$24,558	$16,460

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds' other affairs and business.


The table below shows the value of each Trustee's holdings in each fund and in all of the Putnam Funds as of December 31, 2016.


	Dollar range of	Dollar range of Putnam	Dollar range of	Aggregate dollar range
	Putnam Dynamic	Dynamic Asset	Putnam Dynamic	of shares held in all of
Name of Trustee	Asset Allocation	Allocation Conservative	Asset Allocation	the Putnam funds
	Balanced Fund	Fund shares owned	Growth Fund shares	overseen by Trustee
	shares owned		owned

Liaquat Ahamed	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Barbara M. Baumann	$10,001-$50,000	$1-$10,000	$10,001-$50,000	over $100,000

Jameson A. Baxter	over $100,000	$10,001-$50,000	over $100,000	over $100,000

Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Katinka Domotorffy	$1-$10,000	$1-$10,000	$50,001-$100,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000

Paul L. Joskow	over $100,000	$1-$10,000	$10,001-$50,000	over $100,000

Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000

George Putnam, III	$50,001-$100,000	$50,001-$100,000	over $100,000	over $100,000

W. Thomas Stephens	over $100,000	over $100,000	over $100,000	over $100,000

* Robert L. Reynolds	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

I-11

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person".

Each Independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustee meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current Independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of Independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per regular Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:

Audit, Compliance and Distributions Committee	14
Board Policy and Nominating Committee	4
Brokerage Committee	3
Contract Committee	9
Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	7
Investment Oversight Committee B	7
Pricing Committee	8

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2016, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2016:


I-12

COMPENSATION TABLES

Growth Fund

	Aggregate	Pension or	Estimated annual	Total
Trustee/Year	compensation	retirement benefits	benefits from all	compensation
	from the fund	accrued as part of	Putnam funds upon	from all Putnam
		fund expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$8,686	N/A	N/A	$315,000

Ravi Akhoury/2009	$8,191	N/A	N/A	$302,500

Barbara M. Baumann/2010(3)	$8,686	N/A	N/A	$315,000

Jameson A. Baxter/1994(3)(4)	$12,025	$4,676	$110,533	$482,031

Robert J. Darretta/2007(3)	$9,428	N/A	N/A	$315,000

Katinka Domotorffy/2012(3)	$8,686	N/A	N/A	$290,000

John A. Hill/1985(3)	$7,972	$8,289	$161,667	$315,000

Paul L. Joskow/1997(3)	$8,686	$3,198	$113,417	$322,500

Kenneth R. Leibler/2006	$8,686	N/A	N/A	$302,500

Robert E. Patterson/1984	$8,348	$5,173	$106,542	$340,000

George Putnam, III/1984	$9,428	$5,395	$130,333	$315,000

W. Thomas Stephens/1997(6)	$8,686	$3,150	$107,125	$315,000


Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

Balanced Fund

	Aggregate	Pension or	Estimated annual	Total
	compensation	retirement benefits	benefits from all	compensation
Trustee/Year	from the fund	accrued as part of	Putnam funds upon	from all Putnam
		fund expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$8,118	N/A	N/A	$315,000

Ravi Akhoury/2009	$7,663	N/A	N/A	$302,500

Barbara M. Baumann/2010(3)	$8,118	N/A	N/A	$315,000

Jameson A. Baxter/1994(3)(4)	$11,216	$4,308	$110,533	$482,031

Robert J. Darretta/2007(3)	$8,809	N/A	N/A	$315,000

Katinka Domotorffy/2012(3)	$8,118	N/A	N/A	$290,000

John A. Hill/1985(3)	$7,447	$7,633	$161,667	$315,000

Paul L. Joskow/1997(3)	$8,118	$2,945	$113,417	$322,500

Kenneth R. Leibler/2006	$8,118	N/A	N/A	$302,500

Robert E. Patterson/1984	$7,805	$4,765	$106,542	$340,000

George Putnam, III/1984	$8,809	$4,969	$130,333	$315,000

W. Thomas Stephens/1997(6)	$8,118	$2,901	$107,125	$315,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

I-13

Conservative Fund

			Estimated annual	Total
	Aggregate	Pension or retirement	benefits from all	compensation
Trustee/Year	compensation	benefits accrued as	Putnam funds upon	from all Putnam
	from the fund	part of fund expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$3,318	N/A	N/A	$315,000

Ravi Akhoury/2009	$3,132	N/A	N/A	$302,500

Barbara M. Baumann/2010(3)	$3,318	N/A	N/A	$315,000

Jameson A. Baxter/1994(3)(4)	$4,566	$1,731	$110,533	$482,031

Robert J. Darretta/2007(3)	$3,598	N/A	N/A	$315,000

Katinka Domotorffy/2012(3)	$3,318	N/A	N/A	$290,000

John A. Hill/1985(3)	$3,043	$3,066	$161,667	$315,000

Paul L. Joskow/1997(3)	$3,318	$1,184	$113,417	$322,500

Kenneth R. Leibler/2006	$3,318	N/A	N/A	$302,500

Robert E. Patterson/1984	$3,197	$1,915	$106,542	$340,000

George Putnam, III/1984	$3,598	$1,997	$130,333	$315,000

W. Thomas Stephens/1997(6)	$3,318	$1,166	$107,125	$315,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2016, there were 114 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2016, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:


	Mr.	Ms.	Ms.	Mr.	Ms.		Dr.
	Ahamed	Baumann	Baxter	Darretta	Domotorffy	Mr. Hill	Joskow

Growth Fund	$7,277	$8,458	$46,133	$32,951	$4,924	$91,351	$32,801
Balanced Fund	$6,986	$8,120	$44,292	$31,635	$4,727	$87,704	$31,492
Conservative Fund	$2,954	$3,433	$18,727	$13,376	$1,999	$37,082	$13,315

I-14

(4) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.


(5) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008. Upon his retirement in 2008, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. Mr. Stephens was re-appointed to the Board of Trustees of the Putnam funds effective May 14, 2009, and in connection with his re-appointment, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(6) Mr. Reynolds is an "interested person" of the fund and Putnam Management.


Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the Board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


At December 31, 2016, the officers and Trustees of the funds as a group owned less than 1% of the outstanding shares of each class of each fund, except class Y shares of

I-15

the Growth Fund of which they owned 1.38%, class Y shares of the Balanced Fund of which they owned 2.21% and class Y shares of the Conservative Fund of which they owned 1.19% and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of any fund.


Growth Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC	7.01%
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
Jersey City, NJ 07310-2010

	Pershing, LLC	6.91%
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	Edward D Jones & Co	5.20%
A	Attn: Mutual Fund Shareholder Accounting
	201 Progress Pkwy
	Maryland Hts., MO 63043-3009

	Pershing, LLC	10.73%
B	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	8.99%
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Wells Fargo Clearing Services, LLC	11.54%
	Special Custody Account for the
C	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

	Raymond James	8.55%
	Omnibus For Mutual Funds
C	House Acct Firm 92500015
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

	Pershing, LLC	7.35%
C	1 Pershing Plaza
	Jersey City, NJ 07399-0001

I-16

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC	6.77%
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Morgan Stanley Smith Barney	6.50%
C	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

M*	DTM Companies 401(k) Plan	12.78%

P**	Putnam Retirement Ready 2040 Fund – Class A shares	32.46%

P**	Putnam Retirement Ready 2035 Fund – Class A shares	17.70%

P**	Putnam Retirement Ready 2030 Fund – Class A shares	15.46%

P**	Putnam Retirement Ready 2045 Fund – Class A shares	8.48%

P**	Putnam Retirement Ready 2050 Fund – Class A shares	5.35%

	State Street Bank Ttee	54.88%
R	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers	18.38%
R	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	John Hancock Trust Company, LLC	95.50%
	Allentown Inc 401K Prof Sharing Plan
R5	690 Canton St. Ste 100
	Westwood, MA 02090-2324

	Great-West Trust Company, LLC	23.34%
R6	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Great-West Trust Company, LLC	22.62%
R6	The Putnam Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

I-17

Class	Shareholder name and address	Percentage
		owned

	Voya Retirement Insurance & Annuity	16.72%
R6	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773

	State Street Bank Ttee	11.74%
R6	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901

	NFS, LLC	8.26%
	Fbo FIIOC
	As Agent For Qualified Employee Benefit Plans401k
R6	Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

	Great-West Trust Company, LLC	22.38%
Y	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Great-West Trust Company, LLC	17.75%
Y	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	National Financial Services, LLC	9.00%
	For the Exclusive Benefit of our Customers
Y	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	State Street Bank Ttee	5.27%
Y	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

I-18

Balanced Fund

Class	Shareholder name and address	Percentage
		owned

	Pershing, LLC	7.71%
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	7.61%
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Charles Schwab & Co Inc. Clearing Account	5.61%
A	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151

	National Financial Services, LLC	16.56%
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC	15.94%
B	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	Wells Fargo Clearing Services, LLC	6.26%
	Special Custody Account for the
B	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers	5.30%
B	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Wells Fargo Clearing Services, LLC	15.15%
	Special Custody Account for the
C	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

	Pershing, LLC	10.83%
C	1 Pershing Plaza
	Jersey City, NJ 07399-0001

I-19

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC	8.67%
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Raymond James	6.51%
	Omnibus For Mutual Funds
C	House Acct Firm 92500015
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

	MLPF&S For The Sole Benefit of Its Customers	5.49%
C	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

M*	DTM Companies 401(k) Plan	14.13%

	Pershing, LLC	7.24%
M	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	7.16%
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

P**	Putnam Retirement Ready 2030 Fund – Class A shares	37.58%

P**	Putnam Retirement Ready 2025 Fund – Class A shares	20.75%

P**	Putnam Retirement Ready 2020 Fund – Class A shares	18.46%

P**	Putnam Retirement Ready 2035 Fund – Class A shares	6.09%

I-20

Class	Shareholder name and address	Percentage
		owned

	State Street Bank Ttee	62.26%
R	ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers	18.48%
R	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	John Hancock Trust Company, LLC	87.88%
R5	Allentown Inc 401K Prof Sharing Plan
	690 Canton St. Ste 100
	Westwood, MA 02090-2324

	TIAA-Cref Trust Co	7.19%
	Cust/Ttee Fbo Retirement Plans
R5	For Which TIAA Cref Record Kept Plan
	211 N Broadway Ste 1000
	Saint Louis, MO 63102-2748

	Great-West Trust Company, LLC	30.67%
R6	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

R6	Voya Retirement Insurance & Annuity	18.15%
	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773

R6	Great-West Trust Company, LLC	9.06%
	The Putnam Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

R6	NFS, LLC	7.24%
	Fbo FIIOC
	As Agent For Qualified Employee Benefit Plans401k
	Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

R6	State Street Bank & Trust Co	6.57%
	Cust Mml Fbo Its Clients
	One Lincoln St.
	Boston, MA 02111-2901

R6	Charles Schwab & Co Inc. Clearing Account	6.26%
	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151

I-21

Class	Shareholder name and address	Percentage
		owned

	Great-West Trust Company, LLC	19.00%
Y	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Taynik And Co.	10.66%
Y	Fbo State Street Bank & Trust
	2 Avenue De Lafayette Floor 5
	Boston, MA 02111-1889

	Great-West Trust Company, LLC	9.72%
Y	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Pershing, LLC	6.76%
Y	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	5.57%
	For the Exclusive Benefit of our Customers
Y	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

I-22

Conservative Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC	6.46%
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

A*	Iron Workers Local #17 Annuity Plan	6.34%

	Pershing, LLC	6.15%
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	State Street Bank Ttee	5.71%
A	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers	5.43%
A	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Charles Schwab & Co Inc. Clearing Account	5.04%
A	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151

	Pershing, LLC	15.69%
B	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	Wells Fargo Clearing Services, LLC	12.28%
B	Special Custody Account for the Exclusive Benefit
	of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

	National Financial Services, LLC	11.48%
B	For the Exclusive Benefit of our Customers
	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	MLPF&S For The Sole Benefit of Its Customers	7.22%
B	Attn. Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

I-23

Class	Shareholder name and address	Percentage
		owned

	Wells Fargo Clearing Services, LLC	18.24%
	Special Custody Account for the Exclusive Benefit
C	of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

	Pershing, LLC	12.15%
C	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	7.41%
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	MLPF&S For The Sole Benefit of Its Customers	7.08%
C	Attn. Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	LPL Financial	5.02%
	Omnibus Customer Account
C	Attn: Lindsay O'Toole
	4707 Executive Drive
	San Diego, CA 92121-3091

	Pershing, LLC	48.41%
M	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services, LLC	8.79%
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

M*	DTM Companies 401(k) Plan	8.34%

P**	Putnam Retirement Ready 2020 Fund – Class A	49.34%
	shares

P**	Putnam Retirement Income Fund Lifestyle 1 –	30.23%
	Class A shares

P**	Putnam Retirement Ready 2025 Fund – Class A	7.89%
	shares

	State Street Bank Ttee	63.25%
R	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901

I-24

Class	Shareholder name and address	Percentage
		owned

	MLPF&S For The Sole Benefit of Its Customers	16.78%
R	Attn. Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	John Hancock Trust Company, LLC	80.20%
R5	Allentown Inc 401K Prof Sharing Plan
	690 Canton St. Ste 100
	Westwood, MA 02090-2324

	Advisors Clearing Network Inc	11.60%
	Fbo Retirement Plans Omnibus
R5	7 N Fair Oaks Ave.
	Pasadena, CA 91103-3608

	Great-West Trust Company, LLC	35.12%
R6	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

R6*	Plumbers & Steamfitters Local 21	18.28%

R6	Voya Retirement Insurance & Annuity	11.29%
	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773

R6	NFS LLC	9.86%
	Fbo FIIOC as Agent For Qualified Employee
	Benefit Plans401k Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

R6	State Street Bank & Trust Co	5.24%
	Cust Mml Fbo Its Clients
	One Lincoln St.
	Boston, MA 02111-2901

	Great-West Trust Company, LLC	20.93%
Y	Recordkeeping for various plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Morgan Stanley Smith Barney	9.86%
Y	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

	Wells Fargo Clearing Services, LLC	9.11%
	Special Custody Account for the
Y	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523

I-25

Class	Shareholder name and address	Percentage
		owned

Y*	Local Union 373 U/A Annuity Fund	8.34%

	Pershing, LLC	7.26%
Y	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	Great-West Trust Company, LLC	6.46%
Y	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	MLPF&S For The Sole Benefit of Its Customers	5.68%
Y	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Distribution fees


During fiscal 2016, each fund paid the following 12b-1 fees to Putnam Retail Management:


Fund name	Class A	Class B	Class C	Class M	Class R
Growth Fund	$3,599,044	$812,534	$2,366,095	$219,759	$93,096

Balanced Fund	$3,198,275	$717,200	$2,523,707	$208,805	$89,497

Conservative Fund	$1,241,536	$202,712	$1,038,601	$101,868	$38,169


Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

I-26

			Sales charges retained by	Contingent
		Total front-	Putnam Retail	deferred
	Fiscal	end sales	Management after dealer	sales
Fund name	year	charges	concessions	charges
Growth Fund	2016	$2,184,915	$356,204	$373
	2015	$2,376,947	$391,598	$5,801
	2014	$1,856,273	$317,877	$4,954

Balanced Fund	2016	$2,717,651	$456,741	$3,501
	2015	$2,618,954	$442,582	$191
	2014	$1,842,163	$319,750	$151

Conservative Fund	2016	$1,045,963	$181,192	$10
	2015	$723,266	$124,323	$31
	2014	$498,138	$88,774	$23

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2016	$32,635
	2015	$36,179
	2014	$39,711

Balanced Fund	2016	$34,891
	2015	$35,912
	2014	$31,898

Conservative Fund	2016	$10,742
	2015	$11,386
	2014	$10,855

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

I-27

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2016	$13,339
	2015	$4,645
	2014	$2,344

Balanced Fund	2016	$13,613
	2015	$6,909
	2014	$6,612

Conservative Fund	2016	$4,153
	2015	$2,970
	2014	$2,509

Class M sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

		Total	Sales charges retained
		front-end	by Putnam Retail
	Fiscal	sales	Management after
Fund name	year	charges	dealer concessions
Growth Fund	2016	$26,001	$4,462
	2015	$27,740	$5,457
	2014	$20,791	$3,555

Balanced Fund	2016	$43,834	$8,208
	2015	$53,258	$9,405
	2014	$22,284	$3,707

Conservative Fund	2016	$25,672	$4,388
	2015	$18,540	$3,096
	2014	$6,293	$1,013

During the funds’ last three fiscal years, Putnam Retail Management received no contingent deferred sales charges with respect to class M shares. Effective November 1, 2015 the funds no longer assess a contingent deferred sales charge with respect to class M shares.


I-28

Investor servicing fees


During the 2016 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.:

Growth Fund	$3,736,507
Balanced Fund	$3,476,952
Conservative Fund	$1,478,785


PORTFOLIO MANAGERS

Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund's portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Growth Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	26*	$7,589,600,000	48	$3,015,000,000	1	$100,000

Robert Kea	26*	$7,589,600,000	48	$3,015,000,000	1	$1,400,000

Robert Schoen	29**	$8,090,500,000	48	$3,015,000,000	6	$383,400,000

Jason Vaillancourt	26*	$7,589,600,000	48	$3,015,000,000	1	$700,000

* 3 accounts, with total assets of $2,363,600,000, pay an advisory fee based on account performance.
** 5 accounts, with total assets of $2,825,200,000, pay an advisory fee based on account performance.


I-29

Balanced Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	26*	$7,693,300,000	48	$3,015,000,000	1	$100,000

Robert Kea	26*	$7,693,300,000	48	$3,015,000,000	1	$1,400,000

Robert Schoen	29**	$8,194,200,000	48	$3,015,000,000	6	$383,400,000

Jason Vaillancourt	26*	$7,693,300,000	48	$3,015,000,000	1	$700,000

* 3 accounts, with total assets of $2,363,600,000, pay an advisory fee based on account performance.
** 5 accounts, with total assets of $2,825,200,000, pay an advisory fee based on account performance.


Conservative Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	26*	$8,982,600,000	48	$3,015,000,000	1	$100,000

Robert Kea	26*	$8,982,600,000	48	$3,015,000,000	1	$1,400,000

Robert Schoen	29**	$9,483,600,000	48	$3,015,000,000	6	$383,400,000

Jason Vaillancourt	26*	$8,982,600,000	48	$3,015,000,000	1	$700,000

* 3 accounts, with total assets of $2,363,600,000, pay an advisory fee based on account performance.
** 5 accounts, with total assets of $2,825,200,000, pay an advisory fee based on account performance.


See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

I-30

Compensation of portfolio managers

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For each fund, Putnam evaluates performance based on the fund’s peer rankings in the fund’s Lipper category or categories, as applicable, over the 3-year period. These peer rankings are based on pre-tax performance.

Ownership of securities

The dollar range of shares of each fund owned by each portfolio manager at the end of the fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Fund	Portfolio manager	Dollar range of shares owned
Growth Fund	James Fetch	$500,001-$1,000,000
	Robert Kea	$0
	Robert Schoen	$0
	Jason Vaillancourt	$0

Balanced Fund	James Fetch	$100,001-$500,000
	Robert Kea	over $1,000,000
	Robert Schoen	$0
	Jason Vaillancourt	$50,001-$100,000

I-31

Conservative Fund	James Fetch	$0
	Robert Kea	$100,001-$500,000
	Robert Schoen	$0
	Jason Vaillancourt	$0

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts 02210, is the funds' independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds' Annual Report for the funds' most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

I-32

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

Except as set forth below, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts held in the name of persons or entities that do not have both a residential or business address within the United States (including APO/FPO addresses) and a valid U.S. tax identification number. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments. Non-U.S. institutional clients may invest in a fund, provided that the client is acting for its own account and is not a financial institution (e.g., a broker-dealer purchasing shares on behalf of its customers), and has provided Putnam with documentation (i) that is appropriate to the type of entity seeking to establish the account and (ii) sufficient to enable Putnam Investor Services to determine that the investment would not violate any applicable securities laws or regulations, including non-U.S. laws and regulations.

In addition, Class M shares of Putnam Diversified Income Trust, Putnam Europe Equity Fund, Putnam Global Income Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, and Putnam U.S. Government Income Trust are available for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement.

In addition, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts by entities that Putnam Investor Services has reason to believe are involved in the sale or distribution of marijuana, even if such sale or distribution is licensed by a state.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam

January 30, 2017	II-1

Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored retirement plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

January 30, 2017	II-2

Sales Charges and Other Share Class Features — Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares . The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady ® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

January 30, 2017	II-3

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For funds in the Retirement Income Lifestyle suite, taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

January 30, 2017	II-4

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.


Purchases of class A and class T1 shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Government Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and class A and class T1 shares of Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund and Putnam Government Money Market Fund, class T1 shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.


Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Commission payments and CDSCs for class B and class C shares . Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund and Putnam Short-Term Municipal Income Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

January 30, 2017	II-5

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Putnam Multi-Cap Value Fund, on or around the end of the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Sales without sales charges or contingent deferred sales charges

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) clients of administrators or other service providers of employer-sponsored retirement plans which have entered into agreements with Putnam Retail Management or Putnam Investor Services, Inc. or an affiliate (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs) (not applicable to tax-exempt funds);

(iii) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(iv) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(v) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vi) college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

January 30, 2017	II-6

(vii) Shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a non-retirement plan account.

In the case of paragraph (i) and (vii) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulatory Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently

January 30, 2017	II-7

include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Ways to Reduce Initial Sales Charges — Class A and Class M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored retirement plans of a single employer or of affiliated employers, other than 403(b) plans.

January 30, 2017	II-8

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a SIMPLE IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employer-sponsored retirement plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares).

January 30, 2017	II-9

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored retirement plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Retirement Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored retirement plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored retirement plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

January 30, 2017	II-10

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA. Unless noted below or where Putnam Retail Management and the applicable dealer have agreed otherwise, these payments commence in the first year after purchase.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, or, in the case of dealers of record for an employer-sponsored retirement plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

January 30, 2017	II-11

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before

January 30, 2017	II-12

Rate*	Fund

4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Government Money Market Fund
Putnam Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement ( i.e. , once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Government Money Market Fund
Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund, Putnam

January 30, 2017	II-13

Government Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except for those listed below

0.50%	Putnam Government Money Market Fund
Putnam Money Market Fund
Putnam Short Duration Income Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows.

Rate	Fund

0.65%	All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All Income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Government Money
Market Fund, Putnam Money Market Fund, Putnam
Short-Term Municipal Income Fund and Putnam
Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund, Putnam Short-Term Municipal
Income Fund and Putnam Floating Rate Income Fund

0.15%	Putnam Government Money Market Fund
Putnam Money Market Fund
Putnam Short Duration Income Fund

January 30, 2017	II-14

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all Growth, Blend, Value, Global Sector and Asset Allocation Funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all Income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record). No payments are made to dealers during the first year after purchase unless Putnam Retail Management did not pay a commission to the dealer at purchase.

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.


Class T1 shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T1 shares for which such dealers are designated the dealer of record).


Rate	Fund

0.25%	Putnam Government Money Market Fund
Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

January 30, 2017	II-15

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.


The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2016:

American Portfolios Financial Services, Inc.	Lincoln Investment Planning, Inc.

Ameriprise Financial Services, Inc.	LPL Financial LLC

AXA Advisors, LLC	MMC Securities Corp.

BancWest Investment Services, Inc.	Morgan Stanley Smith Barney LLC

Cadaret, Grant & Co. Inc.	National Planning Corporation

Cambridge Investment Research, Inc.	M&T Securities, Inc.

Cetera Advisors, LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Cetera Advisor Networks, LLC	MSI Financial Services, Inc.

Cetera Financial Specialists, LLC	Northwestern Mutual Investment Services, LLC

Cetera Investment Services, LLC	Oppenheimer & Co. Inc.

Citigroup Global Markets Inc.	PNC Investments LLC

Citizens Securities, Inc.	Raymond James & Associates, Inc.

Clearing Services, LLC	Raymond James Financial Services, Inc.

Commonwealth Equity Services	RBC Capital Markets, LLC

CUNA Brokerage Services, Inc.	Royal Alliance Associates

CUSO Financial Services, L.P.	Sagepoint Financial, Inc.

First Allied Securities, Inc.	Santander Securities LLC

FSC Securities Corporation	Securities America, Inc.

January 30, 2017	II-16

Girard Securities, Inc.	Securian Financial Services, Inc.

HD Vest Investment Securities, Inc.	Securities Service Network, Inc.

Independent Financial Group, LLC	SII Investments

Investacorp, Inc.	Stifel, Nicolaus & Company, Incorporated

INVEST Financial Corporation	Summit Brokerage Services, Inc.

Investment Centers of America, Inc.	SunTrust Bank, Inc.

Investors Capital Corp.	SunTrust Investment Services, Inc.

Janney Montgomery Scott LLC	TD Ameritrade, Inc.

J.P. Morgan Securities, LLC	TD Ameritrade Clearing, Inc.

J.P. Turner & Company, LLC	Triad Advisors, Inc.

Kestra Investment Services, LLC	U.S. Bancorp Investments, Inc.

KMS Financial Services, Inc.	UBS Financial Services Inc.

Legend Equities Corporation	Voya Financial Advisors, Inc.

Lincoln Financial Advisors Corp.	VSR Financial Services, Inc.

Lincoln Financial Securities Corporation

Additional dealers may receive marketing support payments in 2017 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2016 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.


Program Servicing Payments. Putnam Retail Management and its affiliates also make payments to certain dealers that sell Putnam fund shares through dealer platforms and other investment programs to compensate dealers for a variety of services they provide. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to shareholder recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for shareholders, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.


The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2016:


Charles Schwab & Co., Inc.	Pershing LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC

Morgan Stanley Smith Barney LLC	Transamerica Advisors Life Insurance Company

National Financial Services LLC	Trust Company of America

January 30, 2017	II-17


Additional or different dealers may also receive program servicing payments in 2016 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2015 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.


Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Sub-accounting payments. Certain dealers or other financial intermediaries also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer or other financial intermediary, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary applies to Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments for other classes vary. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

January 30, 2017	II-18

Temporary Defensive Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short Sales

Hybrid Instruments	Short-Term Trading

Inflation-Protected Securities	Special Purpose Acquisition Companies

Initial Public Offerings (IPOs)	Structured Investments

Interfund Borrowing and Lending	Swap Agreements

Inverse Floaters	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions that differ from the fund’s usual investment strategies. In implementing these temporary defensive strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies. While temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a

January 30, 2017	II-19

loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e. , rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

January 30, 2017	II-20

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign ( i. e ., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms

January 30, 2017	II-21

of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments , the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e . g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Retirement Income Fund Lifestyle 1, Putnam Global Sector Fund and Putnam Short-Term Investment Fund) participates in a syndicated committed line of credit provided by State Street Bank and Trust Company and Northern Trust Company and an uncommitted line of credit provided by State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate. A participating fund in the syndicated committed line of credit that invests more than 10% of its assets in other pooled investment vehicles (other than money market funds) (a “fund-of-funds”) will be required to maintain a 400% asset coverage ratio.

Derivatives


Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code) or bear adversely on the fund’s ability to so qualify, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).


January 30, 2017	II-22

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a

January 30, 2017	II-23

corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

January 30, 2017	II-24

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

January 30, 2017	II-25

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

January 30, 2017	II-26

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of sanctions (whether imposed by the local sovereign or by the United States government), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits

January 30, 2017	II-27

on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties, or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction. Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including

January 30, 2017	II-28

forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. Where the fund purchases or sells an option, which is to be settled in cash, to buy or sell a TBA sale commitment, the fund will segregate cash or liquid assets in an amount equal to the current “mark-to-market” value of the option. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

January 30, 2017	II-29

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs. Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures

January 30, 2017	II-30

contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC with respect to each Putnam fund. Accordingly, Putnam Management (with respect to the funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management's intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

January 30, 2017	II-31

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

January 30, 2017	II-32

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

January 30, 2017	II-33

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which

January 30, 2017	II-34

regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States. In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

January 30, 2017	II-35

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund may lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total

January 30, 2017	II-36

outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

January 30, 2017	II-37

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-

January 30, 2017	II-38

income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's goal(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations ( i.e. , certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect

January 30, 2017	II-39

the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or

January 30, 2017	II-40

market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped

January 30, 2017	II-41

mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's goal(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

January 30, 2017	II-42

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions . The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

January 30, 2017	II-43

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

January 30, 2017	II-44

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature ( i.e. , a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

January 30, 2017	II-45

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e. , securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities. Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs

January 30, 2017	II-46

are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

January 30, 2017	II-47

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In

January 30, 2017	II-48

addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

January 30, 2017	II-49

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying

January 30, 2017	II-50

maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g. , an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A swap agreement may be structured with reference to an index of securities that is created and maintained by the swap counterparty. The fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. See “—Futures Contracts and Related Options.” A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. If the returns of an index upon which a swap is based are unavailable or cannot be calculated (including where the index is created and maintained by the swap counterparty), the fund may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty,

January 30, 2017	II-51

regardless of whether the counterparty has defaulted. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

January 30, 2017	II-52

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share.

January 30, 2017	II-53

The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt

January 30, 2017	II-54

Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

January 30, 2017	II-55

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its goal and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisors for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

January 30, 2017	II-56

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

January 30, 2017	II-57

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax

January 30, 2017	II-58

purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such

January 30, 2017	II-59

investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been

January 30, 2017	II-60

received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will notify its shareholders in a written statement of the portion of distributions for the taxable year that constitutes exempt-interest dividends.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for U.S. federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year. Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include

January 30, 2017	II-61

all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-

January 30, 2017	II-62

exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

January 30, 2017	II-63

In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives do not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

January 30, 2017	II-64

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds the sum of its taxable income and tax-exempt income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Mortgage-related securities. The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

Income of a fund that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the fund. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

January 30, 2017	II-65

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Dividends and distributions on the fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the fund may elect to accrue market discount currently, in which case the fund will be required to include the accrued market discount in the fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the fund's income, will depend upon which of the permitted accrual methods the Fund elects.

January 30, 2017	II-66

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such obligations.

Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity ( i . e ., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk obligations. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize; when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such obligations, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”) in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryforwards available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in this Part II of the SAI or incorporated by reference into this SAI.

January 30, 2017	II-67

Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investments treated as equity for federal income tax purposes in certain “passive foreign investment companies” (“PFICs”, as defined below) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the disposition of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur the tax and interest charges described above in some instances.

A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


Foreign currency-denominated transactions and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will

January 30, 2017	II-68

reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.


Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.


Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The current back-up withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

January 30, 2017	II-69

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short-or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

January 30, 2017	II-70

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund , unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.


Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.


If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.


If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of

January 30, 2017	II-71

USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.


Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.


Other reporting and withholding requirements . Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2019). If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).


Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

January 30, 2017	II-72

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution (a nonprofit
1952), Trustee since 2012	Prize for Lords of	public policy organization). Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from
Trinity College, Cambridge University and an M.A.
in economics from Harvard University.

Ravi Akhoury (Born 1947),	Served as Chairman and	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	CEO of MacKay Shields	Helper, Inc. (each a private software company). Mr.
	(a multi-product	Akhoury previously served as Director of Jacob
	investment management	Ballas Capital India (a non-banking finance
	firm) from 1992 to 2007.	company focused on private equity advisory
services) and a member of its Compensation
Committee. He also served as Director and on the
Compensation Committee of MaxIndia/New York
Life Insurance Company in India. Mr. Akhoury is
also a Trustee of the Rubin Museum, serving on the
Investment Committee, and of American India
Foundation. Mr. Akhoury is a former Vice President
and Investment Policy Committee member of
Fischer, Francis, Trees and Watts (a fixed-income
investment management subsidiary of BNP
Paribas). He previously served on the Board of
Bharti Telecom (an Indian telecommunications
company) and was a member of its Audit and
Compensation Committees. He also served on the
Board of Thompson Press (a publishing company)
and was a member of its Audit Committee. Mr.
Akhoury graduated from the Indian Institute of
Technology with a BS in Engineering and obtained
an MS in Quantitative Methods from SUNY at
Stony Brook.

January 30, 2017	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Barbara M. Baumann (Born	President of Cross Creek	Director of Buckeye Partners, L.P. (a publicly
1955), Trustee since 2010	Energy Corporation, a	traded master limited partnership focused on
	strategic consultant to	pipeline transport, storage and distribution of
	domestic energy firms	petroleum products) and Devon Energy Corporation
	and direct investor in	(a leading independent natural gas and oil
	energy projects.	exploration and production company). She serves on
the board of The Denver Foundation, is a former
Chair of the Board, and a current Board member, of
Girls Inc. of Metro Denver (a nonprofit organization
benefitting young women), and serves on the
Finance Committee of the Children’s Hospital of
Colorado. Until September 2014, Ms. Baumann was
a director of UNS Energy Corporation (a publicly
held electric and gas utility in Arizona). Until May
2014, Ms. Baumann was a Director of SM Energy
Corporation (a publicly held U.S. exploration and
production company). Until May 2012, Ms.
Baumann was a Director of CVR Energy, Inc. (a
publicly held petroleum refiner and fertilizer
manufacturer). Prior to 2003, she was Executive
Vice President of Associated Energy Managers,
LLC (a domestic private equity firm). From 1981
until 2000 she held a variety of financial and
operational management positions with the global
energy company Amoco Corporation and its
successor, BP. Ms. Baumann holds a B.A. from
Mount Holyoke College and an MBA from The
Wharton School of the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chair of the Mutual Fund Directors Forum; Director
1943), Trustee since 1994,	Associates, Inc., (a	of the Adirondack Land Trust; and Trustee of the
Vice Chair from 2005 to 2011	private investment firm).	The Nature Conservancy’s Adirondack Chapter.
and Chair since 2011		Until 2011, Ms. Baxter was a Director of ASHTA
Chemicals Inc. Until 2007, Ms. Baxter was a
Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

January 30, 2017	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group. From	diversified health care conglomerate). Mr. Darretta
	2009-2012, Mr. Darretta	received a B.S. in Economics from Villanova
	served as the Health	University.
Care Industry Advisor to
Permira, (a global
private equity firm).
Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

Katinka Domotorffy (Born	Voting member of the	Director of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committees	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy, of the Great Lakes Science
	Charitable Trust and	Center, and of College Now Greater Cleveland. Ms.
	Margaret A. Cargill	Domotorffy holds a BSc in Economics from the
	Foundation, part of the	University of Pennsylvania and an MSc in
	Margaret A. Cargill	Accounting and Finance from the London School of
	Philanthropies. Prior to	Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management.

John A. Hill (Born 1942),	Vice Chairman, First	Director of various private companies owned by
Trustee since 1985 and	Reserve Corporation (a	First Reserve Corporation. He is also Chairman of
Chairman from 2000 to 2011	private equity buyout	The Board of Trustees of Sarah Lawrence College
	firm that specializes in	and a member of the Advisory Board of the
	energy investments in	Millstein Center for Global Markets and Corporate
	the diversified world-	Ownership at the Columbia University Law School.
	wide energy industry).	Mr. Hill received a B.A in Economics from
Southern Methodist University and pursued
graduate studies as a Woodrow Wilson Fellow.

January 30, 2017	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of Exelon
Trustee since 1997	P. Sloan Foundation (a	Corporation (an energy company focused on power
	philanthropic institution	services); and a Member of the Board of Overseers
	focused primarily on	of the Boston Symphony Orchestra. Prior to April
	research and education	2013, he served as Director of TransCanada
	on issues related to	Corporation and TransCanada Pipelines Ltd.
	science, technology and	(energy companies focused on natural gas
	economic performance).	transmission, oil pipelines, and power services.)
	He is the Elizabeth and	Prior to August 2007, he served as a Director of
	James Killian Professor	National Grid (a U.K.-based holding company with
	of Economics, Emeritus	interests in electric and gas transmission and
	at the Massachusetts	distribution and telecommunications infrastructure).
	Institute of Technology	Prior to July, 2006, he served as President of the
	(“MIT”).	Yale University Council. Prior to February 2005, he
	Prior to 2007, he was the	served on the board of the Whitehead Institute for
	Director of the Center	Biomedical Research (a non-profit research
	for Energy and	institution). Prior to February 2002, he was a
	Environmental Policy	Director of State Farm Indemnity Company (an
	Research at MIT.	automobile insurance company), and prior to March
2000, he was a Director of New England Electric
System (a public utility holding company). Dr.
Joskow holds a Ph.D. and a M.Phil. from Yale
University and a B.A. from Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006 and	Chairman of the Boston	Ruder Finn Group (a global communications and
Vice Chair since 2016	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He is currently Vice	responsible for the operation of the electric
	Chairman Emeritus of	generation system in the New England states). Prior
	the Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and a	January 2005, Mr. Leibler served as Chairman and
	Director of Beth Israel	Chief Executive Officer of the Boston Stock
	Deaconess Care	Exchange. Prior to January 2000, he served as
	Organization, an	President and Chief Executive Officer of Liberty
	accountable care group	Financial Companies (a publicly traded diversified
	jointly owned by the	asset management organization). Prior to June
	medical center and its	1990, he served as President and Chief Operating
	affiliated physicians	Officer of the American Stock Exchange (AMEX).
	network. He is also	Prior to serving as AMEX President, he held the
	Director of Eversource	position of Chief Financial Officer, and headed its
	Corporation, which	management and marketing operations. Mr. Leibler
	operates New England’s	graduated with a B.A in Economics from Syracuse
	largest energy delivery	University.
system.

January 30, 2017	II-76

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Robert E. Patterson (Born	Co-Chairman of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, Inc. (a	Trustee of the Joslin Diabetes Center. Prior to
	private equity firm	December 2001, Mr. Patterson served as the
	investing in commercial	President and as a Trustee of Cabot Industrial Trust
	real estate) and	(a publicly-traded real estate investment trust). He
	Chairman or Co-	has also served as a Trustee of the Sea Education
	Chairman of the	Association. Prior to 1998, he was Executive Vice
	Investment Committees	President and Director of Acquisitions of Cabot
	for various Cabot Funds.	Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot, Cabot & Forbes
Realty Advisers, Inc. (the predecessor company of
Cabot Partners). Mr. Patterson practiced law and
held various positions in state government, and was
the founding Executive Director of the
Massachusetts Industrial Finance Agency. Mr.
Patterson is a graduate of Harvard College and
Harvard Law School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day
	Generation Advisors,	School. Until 2002, he was a Trustee of the Sea
	LLC (a registered	Education Association. Mr. Putnam is a graduate of
	investment adviser to	Harvard College, Harvard Business School and
	private funds), which are	Harvard Law School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Until 2014, Mr. Stephens was a Director of
1942), Trustee from 1997-	Stephens was Chairman	TransCanadaPipelines Ltd. (an energy infrastructure
2008, and since 2009	and Chief Executive	company). Until 2010, Mr. Stephens was a Director
	Officer of Boise	of Boise Inc. (a manufacturer of paper and
	Cascade, LLC (a paper,	packaging products). Until 2004, Mr. Stephens was
	forest product and	a Director of Xcel Energy Incorporated (a public
	timberland assets	utility company), Qwest Communications and
	company).	Norske Canada, Inc. (a paper manufacturer). Until
2003, Mr. Stephens was a Director of Mail-Well,
Inc. (a diversified printing company). Prior to July
2001, Mr. Stephens was Chairman of Mail-Well.
Mr. Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

January 30, 2017	II-77

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments	Museum, Dana-Farber Cancer Institute, and Boston
	since 2008 and, since	Chamber of Commerce. He is a member of the
	2014, President and	Chief Executives Club of Boston, the National
	Chief Executive Officer	Innovation Initiative, and the Council on
	of Great-West Financial,	Competitiveness, and he is a former President of the
	a financial services	Commercial Club of Boston. Prior to 2008, he
	company that provides	served as a Director of FMR Corporation, Fidelity
	retirement savings plans,	Investments Insurance Ltd., Fidelity Investments
	life insurance, and	Canada Ltd., and Fidelity Management Trust
	annuity and executive	Company and as a Trustee of the Fidelity Family of
	benefits products, and of	Funds. Mr. Reynolds received a B.S. in Business
	Great-West Lifeco U.S.	Administration with a major in Finance from West
	Inc., a holding company	Virginia University.
that owns Putnam
Investments and Great-
West Financial. Member
of Putnam Investments’
and Great-West
Financial’s Board of
Directors. Prior to
joining Putnam
Investments in 2008, Mr.
Reynolds was Vice
Chairman and Chief
Operating Officer of
Fidelity Investments
from 2000 to 2007.


1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2016, there were 114 Putnam Funds.


2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

* Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

January 30, 2017	II-78

Trustee Qualifications

Each of the fund’s Trustees was most recently elected by shareholders of the fund during 2014, although most of the Trustees have served on the Board for many years. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the Board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as Chairman and Chief Executive Officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of multiple NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chair of the Mutual Fund Directors Forum.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of an open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the United States.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

January 30, 2017	II-79

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens's extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

On March 23, 2016, Great-West Financial, a company under common control with Putnam Investments, LLC and of which Mr. Reynolds is the Chief Executive Officer, entered into a loan agreement as the lending party with Cabot Industrial Core Fund Operating Partnership, L.P (“Cabot OP”), the guarantor for a collection of six borrowing parties, each being a limited liability company wholly owned by Cabot OP. The loan is intended to provide long-term financing in the form of a 7 year loan totaling $72.25 million to Cabot Industrial Core Fund, L.P. (the “Cabot Fund”). Cabot OP is an entity through which the Cabot Fund holds certain investments. The interest rate for the loan is 3.48%. Mr. Patterson may be deemed to have an indirect interest in the transaction, or an indirect relationship with Great-West Financial, through his position as an officer of Cabot OP and as Co-Chairman of the Investment Committee of the Cabot Fund, which approved the proposed loan on behalf of the borrowing parties. Mr. Patterson has an 18.3% ownership interest in Cabot Properties, Inc., the highest controlling entity of Cabot OP, and is also a 14.3% partner in Cabot Properties, L.P., the asset manager of the Cabot Fund.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, and Compliance Liaison, The Putnam
Executive Officer, and Compliance		Funds.
Liaison

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

January 30, 2017	II-80

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

James F. Clark[3] (Born 1974)	Since 2016	Associate General Counsel, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management (2003-2015).

Michael J. Higgins[4] (Born 1976)	Since 2010	Vice President, Treasurer, and Clerk, The Putnam
Vice President, Treasurer, and Clerk		Funds

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Financial		Investments and Putnam Management.
Officer, Principal Accounting
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Director of Proxy Voting and
Vice President, Director of Proxy		Corporate Governance, Assistant Clerk, and
Voting and Corporate Governance,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1 The address of each Officer is One Post Office Square, Boston, MA 02109.

2 Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3 Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4 Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session ( i. e ., without representatives of your fund’s investment manager or its affiliates present). An Independent Trustee currently serves as chair of the Board.

January 30, 2017	II-81

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. The Executive Committee, Audit, Compliance and Distributions Committee, and Board Policy and Nominating Committee are authorized to take action on certain matters as specified in their charters or in policies and procedures relating to the governance of the funds; with respect to other matters, these committees review and evaluate and make recommendations to the Trustees as they deem appropriate. The other committees also review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and independent registered public accountants as well as other experts. The committees meet as often as appropriate, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.


The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board and certain committees also meet periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board and its Investment Oversight Committees meet periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls risks.

The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect your fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve your fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.

Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent registered public accountants and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent registered public accountants, including their independence. The Committee also oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The members of the Committee include only Independent Trustees. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board has adopted a written charter for the Committee, a current copy of which is available at

January 30, 2017	II-82

putnam.com/about-putnam. The Committee currently consists of Messrs. Darretta (Chairperson), Akhoury, Hill and Patterson, and Mses. Baumann and Domotorffy.

Board Policy and Nominating Committee . The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Independent Trustees and currently consists of Messrs. Hill (Chairperson), Leibler, Patterson and Putnam, Dr. Joskow and Ms. Baxter.


Brokerage Committee . The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Ahamed, Leibler, Putnam and Stephens.

Contract Committee . The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Putnam (Chairperson), Ahamed, Leibler and Stephens, Dr. Joskow and Ms. Baxter.


Executive Committee . The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to review annual and ongoing goals, objectives and priorities for the Board and to facilitate coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson) and Messrs. Hill, Leibler, Patterson and Putnam.


January 30, 2017	II-83

Investment Oversight Committees . The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated goals and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Mses. Domotorffy (Chairperson) and Baumann, Messrs. Ahamed, Leibler, Putnam and Stephens and Dr. Joskow. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 under the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mses. Baumann (Chairperson) and Domotorffy, and Messrs. Akhoury, Darretta, Hill and Patterson.

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

January 30, 2017	II-84

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI .

General expense limitation.

For specified retail open-end funds: Through the expiration of the one-year period following the effective date of the annual update of each fund’s Registration Statement, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract (including any applicable performance-based upward or downward adjustment to a fund’s base management fee), and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets.

For Putnam Dynamic Asset Allocation Equity Fund Only: Effective September 1, 2016, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the fund through September 30, 2017 to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract, and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.02% of the fund’s average net assets.

January 30, 2017	II-85

For all funds: In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

January 30, 2017	II-86

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “ PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

January 30, 2017	II-87

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed ( i.e. , no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

January 30, 2017	II-88

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

January 30, 2017	II-89

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “ PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services ( i.e. , products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

January 30, 2017	II-90

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and

January 30, 2017	II-91

requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund.


Effective September 1, 2016, the fee paid to Putnam Investor Services with respect to assets attributable to non-defined contribution plan accounts (which include accounts maintained directly with the fund, accounts underlying omnibus accounts maintained by financial intermediaries with the fund, accounts of Section 529 college savings plans that are allocated to the fund and accounts of certain funds that operate as funds-of-funds (other than the Putnam RetirementReady Funds) that are allocated to the fund (collectively “retail accounts”)) holding class A, class B, class C, class M, class R, class T1 and class Y shares, subject to certain limitations, is an annual fee that includes (1) a per account fee for each retail account of the fund that is applicable to the funds in its specified product category, and (2) a fee based on a specified rate of each fund’s average daily net assets that is based on the rate applicable to the funds in its specified product category. The fund categories used for purposes of calculating the per account fee described above are based on product type. The accounts of 529 plans and certain funds-of-funds (other than the Putnam RetirementReady Funds) are included in the determination of the number of accounts at the underlying fund level in proportion to the percentage of the investing fund’s net assets that are invested in the particular underlying fund.


For the Putnam RetirementReady Funds, the fees paid to Putnam Investor Services with respect to assets attributable to retail accounts holding class A, class B, class C, class M, class R and class Y shares, are based on a specified rate of the fund’s average daily net assets attributable to such retail accounts.


The fees paid to Putnam Investor Services with respect to defined contribution plan accounts holding class A, class B, class C, class M, class R, class T1 and class Y shares are based on a specified rate of the average of the net assets attributable to such defined contribution plan accounts invested in a fund as of the end of the month and the end of the prior month.

January 30, 2017	II-92


Putnam Investor Services has agreed, through August 31, 2018, that the aggregate investor servicing fees for each fund’s retail and defined contribution plan accounts will not exceed an annual rate of 0.250% of the fund’s average daily net assets attributable to such accounts.

The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average daily net assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average daily net assets attributable to class R5 shares applies to Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust and Putnam Income Fund.

The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average daily net assets attributable to class R6 shares.

The fee paid to Putnam Investor Services with respect to class I, class G and class P shares is based on an annual rate of 0.01% of each fund’s average daily net assets attributable to class I shares, class G and class P shares, respectively.


For the period from September 1, 2015 through August 31, 2016, the fee paid to Putnam Investor Services with respect to assets attributable to non-defined contribution plan accounts (which include accounts maintained directly with the fund, accounts underlying omnibus accounts maintained by financial intermediaries with the fund, accounts of Section 529 college savings plans that were allocated to the fund and accounts of certain funds that operate as funds-of-funds (including Putnam RetirementReady Funds) that were allocated to the fund (collectively “previously defined retail accounts”)) holding class A, class B, class C, class M, class R, class T1 and class Y shares, subject to certain limitations, was an annual fee that included (1) a per account fee for each previously defined retail account of the fund and each of the other funds in its specified category, which was totaled and then allocated among each of the funds in the category based on the average daily net assets of each fund, and (2) a fee based on a specified rate of each fund’s average daily net assets. The fund categories used for purposes of calculating the per account fee described above were based on product type. The accounts of 529 plans and certain funds-of-funds (including Putnam RetirementReady Funds) were included in the determination of the number of accounts at the underlying fund level in proportion to the percentage of the investing fund’s assets that were invested in the particular underlying fund.


Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties may provide certain sub-accounting and similar recordkeeping services for their customers’ accounts.

In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of underlying accounts in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the heading “Distribution Plans – Additional Dealer Payments.”

January 30, 2017	II-93

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 under the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such

January 30, 2017	II-94

Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

“Retail money market funds” and “government money market funds” each as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a retail money market fund and government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business

January 30, 2017	II-95

day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m. Eastern Time for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

January 30, 2017	II-96

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege . For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or

January 30, 2017	II-97

suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension.

Additional information is available from Putnam Investor Services at 1-800-225-1581.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Government Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

Same-Fund Exchange Privilege . Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class A shares without a sales charge because the shareholders are (i) clients of broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) clients of broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund ‘supermarket’ or retail self-directed brokerage account (with or without the imposition of a transaction fee) may exchange their class C shares for class A shares of the same fund, provided that (i) the class C shares are no longer subject to a CDSC and (ii) class A shares of such fund are offered to residents of the shareholder’s state.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class M shareholders who are eligible to purchase class Y shares may exchange their Class M shares for class Y shares of the same fund, provided that class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain

January 30, 2017	II-98

circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss. Shareholders should be aware that (i) the same-fund exchange privilege may be effected only if permitted by a shareholder’s dealer of record, (ii) the same-fund exchange privilege may not be available for all accounts and may not be offered by all dealers, financial institutions and other intermediaries through which a shareholder may hold shares, and (iii) the dealer of record through whom a shareholder holds shares may be authorized (e.g., under its account or similar agreement with a shareholder) to reject any same-fund exchange. None of the Putnam funds, Putnam Retail Management or Putnam Investor Services are responsible for any determinations made, or any actions taken, by a shareholder’s dealer of record in respect of same-fund exchanges. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these goal(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of

January 30, 2017	II-99

shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including SIMPLE IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, plan administration arrangements are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

January 30, 2017	II-100

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. To the extent consistent with applicable laws and regulations, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, above a specified dollar amount within a specified period of time. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $25,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam

January 30, 2017	II-101

Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, Retirement Income Fund Lifestyle 1, and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

January 30, 2017	II-102

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians (including one or more sub-custodians for each non-U.S. market in which the fund purchases securities), pricing services (including IDC, Reuters, Markit, Statpro, Standard & Poors, Bloomberg, ICE ClearCredit, LCH Swapclear, PriceServ and CME Group), independent registered public accounting firm (KPMG LLP or PricewaterhouseCoopers LLP), legal counsel (Ropes & Gray LLP and, for funds sold in Japan, Mori Hamada & Matsumoto), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), proxy voting service (Glass, Lewis & Co) and securities lending agent (Goldman Sachs Bank USA). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds (such as equity funds or fixed income funds) and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

January 30, 2017	II-103

INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

PROXY VOTING GUIDELINES AND PROCEDURES


The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.


SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. Below are descriptions of ratings, as provided by the rating agencies, which represent opinions as to the quality of various debt instruments.

January 30, 2017	II-104

Moody’s Investors Service, Inc.

Global Long-Term Rating Scale (original maturity of 1 year or more)

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale (original maturity of 13 months or less)

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

January 30, 2017	II-105

US Municipal Short-Term Obligation Ratings

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s

Long-Term Issue Credit Ratings (original maturity of one year or more)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

January 30, 2017	II-106

BB; B; CCC; CC and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings (original maturity of 365 days or less)

A-1 – A short-term obligation rated’A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

January 30, 2017	II-107

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings (original maturity of 3 years or less)

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Rating Scales

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

January 30, 2017	II-108

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial credit risk. Default is a real possibility.

CC – Very high levels of credit risk. Default of some kind appears probable.

C – Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

January 30, 2017	II-109

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Issuer Default Rating (IDR) category, or to Long-Term IDR categories below ‘B’.

Short-Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

January 30, 2017	II-110

Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

January 30, 2017	II-111

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of independent directors,

· the board has not established independent nominating, audit, and compensation committees,

· the board has more than 19 members or fewer than five members, absent special circumstances,

· the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

· the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►

The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

January 30, 2017	II-112

► The funds will withhold votes from any nominee for director:

· who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

· who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

· of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

· who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board), or

· who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment : Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other

January 30, 2017	II-113

directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

January 30, 2017	II-114

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

January 30, 2017	II-115

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

January 30, 2017	II-116

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

January 30, 2017	II-117

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals) and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

January 30, 2017	II-118

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

· the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

· applicable state law does not otherwise provide shareholders with the right to call special meetings.

► The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

January 30, 2017	II-119

► The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and

January 30, 2017	II-120

management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

January 30, 2017	II-121

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result,

January 30, 2017	II-122

shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U. S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

► The funds will withhold votes from the entire board of directors if

· fewer than one-third of the directors are independent directors, or

· the board has not established audit, compensation and nominating committees each composed of a majority of independent directors .

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

► The funds will withhold votes from the entire board of directors if

· the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors , or

· the board has not established a nominating committee composed of a majority of independent directors .

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case

January 30, 2017	II-123

basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

► The funds will withhold votes from the entire board of directors if

· fewer than one-third of the directors are independent directors, or

· the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

· the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

► The funds will withhold votes from any director not identified in the proxy materials.

January 30, 2017	II-124

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established nominating and compensation committees composed of a majority of outside directors, or

· the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company ( i.e. , major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

· fewer than half of the directors are outside directors,

January 30, 2017	II-125

· the board has not established a nominating committee with at least half of the members being outside directors , or

· the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors .

► The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code ( i.e. , no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

► The funds will withhold votes from the entire board of directors if

· in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

· the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

· the board has not established a compensation committee with at least a majority of the members being non-executive directors.

January 30, 2017	II-126

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

► The funds will withhold votes from the entire board of directors if

· in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

· the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors , and with all of the directors being non-executive directors, or

· the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors .

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a

January 30, 2017	II-127

director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

► The funds will withhold votes from the entire board of directors if

· fewer than half of the directors are independent non-executive directors,

· the board has not established a nomination committee composed of a majority of independent non-executive directors, or

· the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was

January 30, 2017	II-128

considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

January 30, 2017	II-129

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

► The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers

January 30, 2017	II-130

and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

► In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

January 30, 2017	II-131

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

► The funds will vote for proposals

· to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

· to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non- pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

► The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis  if the funds’ proxy voting service has recommended a vote against the proposal.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non- pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the

January 30, 2017	II-132

reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

► The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

► The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

► The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

January 30, 2017	II-133

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

► If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board’s governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company’s accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically

January 30, 2017	II-134

added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 29, 2016

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

January 30, 2017	II-135

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations ( i.e. , the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company), the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

January 30, 2017	II-136

For referred proxy questions that involve investment considerations, the Proxy Voting Director will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of such review. After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional

January 30, 2017	II-137

provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009 and January 24, 2014.

January 30, 2017	II-138

Appendix B

January 30, 2017	II-139

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Dynamic Asset Allocation Growth Fund: In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Growth Fund (the “fund”) at September 30, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at September 30, 2016 by correspondence with the custodian, brokers, transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 8, 2016

24 Dynamic Asset Allocation Growth Fund

The fund’s portfolio 9/30/16

COMMON STOCKS (59.8%)*	Shares	Value

Banking (4.4%)
Abu Dhabi Commercial Bank PJSC (United Arab Emirates) †	589,197	$1,034,664

Access National Corp.	390	9,321

Associated Banc-Corp.	1,400	27,426

Australia & New Zealand Banking Group, Ltd. (Australia)	48,459	1,028,957

Banc of California, Inc.	495	8,643

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	869	24,488

Banco Macro SA ADR (Argentina)	6,584	515,198

Banco Santander SA (Spain)	426,739	1,892,101

Bank of China, Ltd. (China)	4,731,000	2,181,550

Bank of Ireland (Ireland) †	807,761	168,776

Bank of Montreal (Canada)	7,500	491,463

Bank of New York Mellon Corp. (The)	165,500	6,600,140

Bank of Nova Scotia (The) (Canada)	10,400	551,094

Bank Tabungan Negara Persero Tbk PT (Indonesia)	6,763,600	997,234

BNP Paribas SA (France)	55,620	2,859,741

BofI Holding, Inc. †	377	8,445

Canadian Imperial Bank of Commerce (Canada)	1,100	85,295

Capital One Financial Corp.	17,800	1,278,574

Cardinal Financial Corp.	752	19,620

Chemical Financial Corp.	391	17,255

Citigroup, Inc.	456,300	21,551,049

Citizens & Northern Corp.	486	10,677

Concordia Financial Group, Ltd. (Japan) †	170,600	745,735

Credicorp, Ltd. (Peru)	9,660	1,470,445

Credit Suisse Group AG (Switzerland)	10,720	140,248

Customers Bancorp, Inc. †	570	14,341

Danske Bank A/S (Denmark)	8,437	246,189

DBS Group Holdings, Ltd. (Singapore)	25,400	288,343

DNB ASA (Norway)	12,694	166,245

East West Bancorp, Inc.	718	26,358

Enterprise Financial Services Corp.	332	10,375

Farmers Capital Bank Corp.	353	10,463

FCB Financial Holdings, Inc. Class A †	373	14,334

Fidelity Southern Corp.	1,070	19,677

Financial Institutions, Inc.	502	13,609

First BanCorp. (Puerto Rico) †	3,851	20,025

First Community Bancshares, Inc.	474	11,755

First Internet Bancorp	572	13,207

Flagstar Bancorp, Inc. †	499	13,847

Flushing Financial Corp.	497	11,789

Franklin Financial Network, Inc. †	390	14,586

Fukuoka Financial Group, Inc. (Japan)	96,000	398,760

Great Southern Bancorp, Inc.	445	18,112

Grupo Financiero Banorte SAB de CV (Mexico)	334,124	1,754,044

Grupo Supervielle SA ADR (Argentina) † S	46,215	684,444

Hanmi Financial Corp.	995	26,208

Dynamic Asset Allocation Growth Fund 25

COMMON STOCKS (59.8%)* cont.	Shares	Value

Banking cont.
Heartland Financial USA, Inc.	337	$12,156

HomeStreet, Inc. †	786	19,697

Horizon Bancorp	379	11,135

Huntington Bancshares, Inc.	1,016	10,018

Industrial & Commercial Bank of China, Ltd. (China)	2,906,000	1,833,050

ING Groep NV GDR (Netherlands)	88,420	1,091,599

Itau Unibanco Holding SA ADR (Preference) (Brazil)	86,977	951,528

JPMorgan Chase & Co.	381,277	25,389,235

Lakeland Bancorp, Inc.	1,329	18,659

Lloyds Banking Group PLC (United Kingdom)	137,644	97,321

MainSource Financial Group, Inc.	747	18,638

Meta Financial Group, Inc.	276	16,728

Metro Bank PLC (United Kingdom) † S	14,663	524,740

Mitsubishi UFJ Financial Group, Inc. (Japan)	472,998	2,385,152

Moneta Money Bank AS (Czech Republic) †	309,402	985,312

Opus Bank	444	15,704

Pacific Premier Bancorp, Inc. †	471	12,463

PacWest Bancorp	201	8,625

Peoples Bancorp, Inc.	464	11,410

Permanent TSB Group Holdings PLC (Ireland) †	117,403	271,023

PNC Financial Services Group, Inc. (The)	6,100	549,549

Popular, Inc. (Puerto Rico)	57,112	2,182,821

Raiffeisen Bank International AG (Austria) †	16,236	247,226

Regions Financial Corp.	312,900	3,088,323

Republic Bancorp, Inc. Class A	301	9,355

Resona Holdings, Inc. (Japan)	453,400	1,906,784

Sberbank of Russia PJSC ADR (Russia)	244,509	2,293,005

Skandinaviska Enskilda Banken AB (Sweden)	21,810	219,147

Societe Generale SA (France)	57,539	1,989,508

State Bank of India (India)	419,378	1,593,207

Sumitomo Mitsui Financial Group, Inc. (Japan)	88,100	2,969,229

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	13,900	451,097

SunTrust Banks, Inc.	95,100	4,165,380

Suruga Bank, Ltd. (Japan)	5,300	127,093

Swedbank AB Class A (Sweden)	10,289	241,789

TCF Financial Corp.	5,844	84,796

Toronto-Dominion Bank (Canada)	12,300	546,021

U.S. Bancorp	6,000	257,340

United Community Banks, Inc.	500	10,510

Virgin Money Holdings UK PLC (United Kingdom)	57,146	230,505

Wells Fargo & Co.	14,300	633,204

Western Alliance Bancorp †	1,859	69,787

Woori Bank (South Korea)	28,342	293,607

Zions Bancorporation	533	16,534

105,354,860
Basic materials (2.1%)
Aceto Corp.	344	6,533

Adecoagro SA (Argentina) †	88,500	1,009,785

26 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Basic materials cont.
Adhi Karya Persero Tbk PT (Indonesia)	4,259,500	$770,832

Akzo Nobel NV (Netherlands)	12,987	879,567

Albemarle Corp.	3,400	290,666

American Vanguard Corp.	679	10,905

AngloGold Ashanti, Ltd. (South Africa) †	72,732	1,175,266

Asahi Kasei Corp. (Japan)	108,000	860,548

Ashland Global Holdings, Inc.	700	81,165

BASF SE (Germany)	42,325	3,618,708

Beacon Roofing Supply, Inc. †	281	11,822

Bemis Co., Inc.	1,800	91,818

BHP Billiton, Ltd. (Australia)	61,765	1,068,538

Boliden AB (Sweden)	66,752	1,568,658

Cabot Corp.	14,060	736,885

Cambrex Corp. †	208	9,248

Celanese Corp. Ser. A	34,700	2,309,632

Cemex SAB de CV ADR (Mexico)	81,131	644,180

China State Construction International Holdings, Ltd. (China)	772,000	1,020,950

CIMIC Group, Ltd. (Australia)	6,185	136,762

Compagnie De Saint-Gobain (France)	5,018	216,854

Continental Building Products, Inc. †	621	13,035

Covestro AG (Germany)	20,322	1,201,475

CRH PLC (Ireland)	7,204	240,877

Daicel Corp. (Japan)	23,600	299,187

Domtar Corp.	423	15,706

Dow Chemical Co. (The)	5,200	269,516

Ems-Chemie Holding AG (Switzerland)	965	518,011

EVA Precision Industrial Holdings, Ltd. (China)	4,356,000	526,986

Evonik Industries AG (Germany)	38,372	1,297,250

Fortescue Metals Group, Ltd. (Australia)	109,991	419,060

Fresnillo PLC (Mexico)	16,692	392,465

Glencore PLC (United Kingdom) †	56,665	155,816

Graphic Packaging Holding Co.	133,200	1,863,468

Hitachi Chemical Co., Ltd. (Japan)	27,800	637,181

Hitachi Metals, Ltd. (Japan)	13,500	164,991

Innophos Holdings, Inc.	146	5,698

IRB Infrastructure Developers, Ltd. (India)	315,565	1,166,226

JFE Holdings, Inc. (Japan)	28,300	412,632

KapStone Paper and Packaging Corp.	880	16,650

Koppers Holdings, Inc. †	437	14,063

Kraton Corp. †	360	12,614

Kumagai Gumi Co., Ltd. (Japan)	183,000	473,062

Kuraray Co., Ltd. (Japan)	37,000	549,192

LafargeHolcim, Ltd. (Switzerland)	8,255	446,101

LANXESS AG (Germany)	4,061	252,274

Minerals Technologies, Inc.	238	16,824

Mitsubishi Gas Chemical Co., Inc. (Japan)	28,500	407,553

Mitsubishi Materials Corp. (Japan)	8,300	226,847

Monsanto Co.	2,600	265,720

Dynamic Asset Allocation Growth Fund 27

COMMON STOCKS (59.8%)* cont.	Shares	Value

Basic materials cont.
NCI Building Systems, Inc. †	591	$8,623

Newcrest Mining, Ltd. (Australia) †	7,704	127,986

Newmont Mining Corp.	180,400	7,087,916

Nine Dragons Paper Holdings, Ltd. (China)	1,177,000	1,108,392

Nippon Steel & Sumitomo Metal Corp. (Japan)	9,000	184,805

Northern Star Resources, Ltd. (Australia)	47,316	164,802

Orion Engineered Carbons SA (Luxembourg)	991	18,571

Patrick Industries, Inc. †	315	19,505

Promotora y Operadora de Infraestructura SAB de CV (Mexico)	86,595	932,237

Reliance Steel & Aluminum Co.	25,600	1,843,968

Rio Tinto PLC (United Kingdom)	9,489	316,642

Salmar ASA (Norway)	6,218	189,777

Sherwin-Williams Co. (The)	900	248,994

Sika AG (Switzerland)	137	666,174

Skanska AB (Sweden)	59,922	1,399,074

Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,744	46,914

Sonoco Products Co.	1,600	84,528

Soulbrain Co., Ltd. (South Korea)	11,792	656,684

Steel Dynamics, Inc.	49,900	1,247,001

Stora Enso OYJ Class R (Finland)	105,237	934,513

Summit Materials, Inc. Class A †	687	12,744

Taisei Corp. (Japan)	57,000	426,729

Ternium SA ADR	620	12,171

UPM-Kymmene OYJ (Finland)	71,193	1,503,523

voestalpine AG (Austria)	13,262	458,854

W.R. Grace & Co.	15,524	1,145,671

Yara International ASA (Norway)	37,857	1,257,701

50,904,301
Capital goods (3.7%)
ABB, Ltd. (Switzerland)	3,555	79,809

ACS Actividades de Construccion y Servicios SA (Spain)	48,644	1,469,929

Airbus Group SE (France)	12,447	752,809

Allegion PLC (Ireland)	27,700	1,908,807

Allison Transmission Holdings, Inc.	184,600	5,294,328

Altra Industrial Motion Corp.	282	8,170

American Axle & Manufacturing Holdings, Inc. †	410	7,060

AO Smith Corp.	19,600	1,936,284

Argan, Inc.	323	19,118

Avery Dennison Corp.	3,600	280,044

BAE Systems PLC (United Kingdom)	61,480	417,561

Berry Plastics Group, Inc. †	39,100	1,714,535

Bharat Electronics, Ltd. (India)	59,471	1,116,752

BWX Technologies, Inc.	38,500	1,477,245

Carlisle Cos., Inc.	13,600	1,394,952

Chase Corp.	182	12,580

China Communications Construction Co., Ltd. (China)	530,000	561,789

Cooper-Standard Holding, Inc. †	166	16,401

Crane Co.	9,200	579,692

28 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Capital goods cont.
Crown Holdings, Inc. †	150,000	$8,563,500

CTCI Corp. (Taiwan)	773,000	1,134,692

Douglas Dynamics, Inc.	284	9,071

Dycom Industries, Inc. †	285	23,307

Fabrinet (Thailand) †	22,611	1,008,224

Fluor Corp.	28,600	1,467,752

General Dynamics Corp.	2,300	356,868

GKN PLC (United Kingdom)	55,569	230,698

Granite Construction, Inc.	192	9,550

Greenbrier Cos., Inc. (The)	537	18,956

H&E Equipment Services, Inc.	595	9,972

Hitachi High-Technologies Corp. (Japan)	900	35,874

Honeywell International, Inc.	45,600	5,316,504

Ingersoll-Rand PLC	62,100	4,219,074

Jacobs Engineering Group, Inc. †	23,200	1,199,904

Johnson Controls International PLC	8,117	377,684

Kadant, Inc.	210	10,943

KBR, Inc.	40,900	618,817

KION Group AG (Germany)	3,691	238,909

Komatsu, Ltd. (Japan)	6,100	139,776

Kone OYJ Class B (Finland)	4,469	226,765

Korea Aerospace Industries, Ltd. (South Korea)	12,339	856,344

Kratos Defense & Security Solutions, Inc. †	1,091	7,517

Kyudenko Corp. (Japan)	11,300	413,763

Leoni AG (Germany)	3,482	126,811

LIG Nex1 Co., Ltd. (South Korea)	6,377	481,292

Littelfuse, Inc.	77	9,918

MAN SE (Germany)	3,926	413,860

MasTec, Inc. †	996	29,621

Matrix Service Co. †	553	10,374

Mitsubishi Electric Corp. (Japan)	95,000	1,216,238

Mobileye NV (Israel) † S	7,000	297,990

Nexteer Automotive Group, Ltd.	881,000	1,148,786

NN, Inc.	983	17,940

Northrop Grumman Corp.	44,200	9,456,590

NSK, Ltd. (Japan)	58,000	595,194

Orbital ATK, Inc.	90	6,861

OSRAM Licht AG (Germany)	15,297	898,029

Owens-Illinois, Inc. †	691	12,707

Quanta Services, Inc. †	142,760	3,995,852

Raytheon Co.	72,200	9,828,586

Rexel SA (France)	11,847	181,592

Schindler Holding AG (Switzerland)	2,137	403,863

Schindler Holding AG Part. Cert. (Switzerland)	2,108	395,345

Stoneridge, Inc. †	1,093	20,111

Sumitomo Heavy Industries, Ltd. (Japan)	51,000	251,297

Sweco AB Class B (Sweden)	8,165	168,272

Tetra Tech, Inc.	820	29,085

Dynamic Asset Allocation Growth Fund 29

COMMON STOCKS (59.8%)* cont.	Shares	Value

Capital goods cont.
Thales SA (France)	16,979	$1,563,824

Trinseo SA	845	47,793

Vinci SA (France)	49,874	3,816,486

Wabash National Corp. †	513	7,305

Waste Management, Inc.	89,000	5,674,640

Xinyi Glass Holdings, Ltd. (Hong Kong)	124,000	113,109

Xylem, Inc.	44,000	2,307,800

89,069,500
Communication services (2.3%)
ACC Claims Holding, LLC Class A (Units) F	164,400	986

AT&T, Inc.	6,900	280,209

BCE, Inc. (Canada)	14,000	646,564

BT Group PLC (United Kingdom)	198,350	1,000,213

Cellnex Telecom, SA 144A (Spain)	21,403	387,093

China Mobile, Ltd. (China)	321,000	3,941,191

Com Hem Holding AB (Sweden)	62,425	577,039

Comcast Corp. Class A	4,400	291,896

Eutelsat Communications SA (France)	9,214	190,760

FairPoint Communications, Inc †	622	9,349

Frontier Communications Corp.	3,133	13,033

InterDigital, Inc./PA	169	13,385

Juniper Networks, Inc.	329,500	7,927,770

KDDI Corp. (Japan)	44,500	1,369,379

Liberty Global PLC Ser. C (United Kingdom) †	6,700	221,368

NeuStar, Inc. Class A †	219	5,823

NICE, Ltd. (Israel)	7,114	476,431

Nippon Telegraph & Telephone Corp. (Japan)	83,400	3,808,910

NTT DoCoMo, Inc. (Japan)	67,200	1,703,810

Orange SA (France)	62,212	973,509

PCCW, Ltd. (Hong Kong)	1,257,000	772,640

Safaricom, Ltd. (Kenya)	4,550,400	893,909

SFR Group SA (France)	11,314	333,118

Sky PLC (United Kingdom)	29,704	344,197

Spark New Zealand, Ltd. (New Zealand)	125,266	329,401

Telecom Italia SpA RSP (Italy)	664,611	450,941

Telenor ASA (Norway)	44,431	761,951

Telstra Corp., Ltd. (Australia)	412,826	1,639,600

Verizon Communications, Inc.	458,515	23,833,610

Vodafone Group PLC (United Kingdom)	508,690	1,462,083

Vonage Holdings Corp. †	1,457	9,631

54,669,799
Conglomerates (0.2%)
Mitsubishi Corp. (Japan)	21,400	486,442

Orkla ASA (Norway)	68,683	709,631

Siemens AG (Germany)	33,919	3,970,321

5,166,394
Consumer cyclicals (9.2%)
Adidas AG (Germany)	1,089	189,004

Amazon.com, Inc. †	25,733	21,546,498

30 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Consumer cyclicals cont.
American Eagle Outfitters, Inc.	746	$13,324

Aramark	1,300	49,439

Aristocrat Leisure, Ltd. (Australia)	60,542	734,429

Automatic Data Processing, Inc.	7,200	635,040

AutoZone, Inc. †	661	507,873

Basso Industry Corp. (Taiwan)	809,000	2,580,989

Berkeley Group Holdings PLC (The) (United Kingdom)	8,934	298,759

Bon Fame Co., Ltd. (Taiwan)	132,000	703,722

Boral, Ltd. (Australia)	108,770	563,798

Brambles, Ltd. (Australia)	154,643	1,421,968

Bridgestone Corp. (Japan)	12,400	457,343

CaesarStone Sdot-Yam, Ltd. (Israel) †	285	10,747

CalAtlantic Group, Inc.	299	9,999

Caleres, Inc.	288	7,284

Cardtronics PLC Class A (United Kingdom) †	248	11,061

Carter’s, Inc.	50,900	4,413,539

CBS Corp. Class B (non-voting shares)	4,700	257,278

Cedar Fair LP	169	9,682

Century Communities, Inc. †	512	11,013

Chico’s FAS, Inc.	577	6,866

Christian Dior SE (France)	6,904	1,237,407

Cie Generale des Etablissements Michelin (France)	10,195	1,127,618

CJ E&M Corp. (South Korea)	16,559	1,148,160

Clorox Co. (The)	45,553	5,702,325

Compass Group PLC (United Kingdom)	166,554	3,227,389

Continental AG (Germany)	1,911	401,759

Coway Co., Ltd. (South Korea)	15,955	1,380,461

Cox & Kings, Ltd. (India) †	89,929	299,590

Criteo SA ADR (France) †	7,400	259,814

Cyfrowy Polsat SA (Poland) †	117,835	754,977

Dai Nippon Printing Co., Ltd. (Japan)	193,000	1,891,345

Daito Trust Construction Co., Ltd. (Japan)	6,200	990,845

Dalata Hotel Group PLC (Ireland) †	144,482	665,445

Deluxe Corp.	678	45,304

Discovery Communications, Inc. Class A † S	438,400	11,801,728

Dollar General Corp.	6,800	475,932

Electrolux AB Ser. B (Sweden)	32,297	809,797

Ennis, Inc.	602	10,144

Ethan Allen Interiors, Inc.	199	6,223

Euronet Worldwide, Inc. †	15,100	1,235,633

Experian PLC (United Kingdom)	28,545	571,258

Fiat Chrysler Automobiles NV (Italy)	251,309	1,595,039

Flight Centre Travel Group, Ltd. (Australia)	24,870	696,561

Fuji Heavy Industries, Ltd. (Japan)	23,700	890,038

GameStop Corp. Class A	439	12,112

Global Mediacom Tbk PT (Indonesia)	3,689,000	252,299

Global Payments, Inc.	10,300	790,628

Goodyear Tire & Rubber Co. (The)	582	18,799

Dynamic Asset Allocation Growth Fund 31

COMMON STOCKS (59.8%)* cont.	Shares	Value
Consumer cyclicals cont.
Hakuhodo DY Holdings, Inc. (Japan)	20,400	$238,212

Hanesbrands, Inc.	1,028	25,957

Harvey Norman Holdings, Ltd. (Australia)	349,828	1,396,262

Hasbro, Inc.	3,300	261,789

Hino Motors, Ltd. (Japan)	25,300	270,862

Home Depot, Inc. (The)	125,981	16,211,235

Howard Hughes Corp. (The) †	4,000	458,000

Hyatt Hotels Corp. Class A † S	12,900	634,938

ICF International, Inc. †	429	19,013

IMAX China Holding, Inc. (China) † S	172,200	846,046

Industrivarden AB Class A (Sweden)	40,742	811,630

Innocean Worldwide, Inc. (South Korea)	12,933	861,123

International Game Technology PLC	36,600	892,308

Interpublic Group of Cos., Inc. (The)	178,500	3,989,475

ISS A/S (Denmark)	10,799	448,227

ITV PLC (United Kingdom)	135,756	329,397

John Wiley & Sons, Inc. Class A	9,200	474,812

KAR Auction Services, Inc.	69,300	2,990,988

Kia Motors Corp. (South Korea)	17,906	688,287

Kimberly-Clark Corp.	55,200	6,962,928

Kingfisher PLC (United Kingdom)	571,627	2,792,505

Lagardere SCA (France)	12,010	305,783

Lear Corp.	32,900	3,988,138

Lenta, Ltd. GDR 144A (Russia) †	92,038	754,712

LGI Homes, Inc. † S	674	24,830

Liberty Interactive Corp. Class A †	50,000	1,000,500

Liberty SiriusXM Group Class A †	53,500	1,817,930

Live Nation Entertainment, Inc. †	375	10,305

Lowe’s Cos., Inc.	163,627	11,815,506

Madison Square Garden Co. (The) Class A †	3,300	559,053

Malibu Boats, Inc. Class A †	490	7,301

Marcus Corp. (The)	304	7,612

Marks & Spencer Group PLC (United Kingdom)	171,217	734,786

Marriott Vacations Worldwide Corp.	253	18,550

Masco Corp.	209,800	7,198,238

Matahari Department Store Tbk PT (Indonesia)	707,100	1,003,758

Mazda Motor Corp. (Japan)	56,000	860,395

MCBC Holdings, Inc.	430	4,902

Namco Bandai Holdings, Inc. (Japan)	17,100	522,973

Naspers, Ltd. Class N (South Africa)	20,847	3,608,396

News Corp. Class A	154,900	2,165,502

News Corp. Class B	2,400	34,128

Nintendo Co., Ltd. (Japan)	1,800	476,291

Nippon Television Holdings, Inc. (Japan) UR	21,300	360,508

Nissan Motor Co., Ltd. (Japan)	78,100	764,801

Nitori Holdings Co., Ltd. (Japan)	900	107,682

Omnicom Group, Inc.	300	25,500

Owens Corning	47,000	2,509,330

32 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Consumer cyclicals cont.
Oxford Industries, Inc.	109	$7,379

Panasonic Corp. (Japan)	42,100	421,242

Pandora A/S (Denmark)	1,083	130,884

Pearson PLC (United Kingdom)	70,695	689,984

Penn National Gaming, Inc. †	945	12,824

Perry Ellis International, Inc. †	467	9,004

Peugeot SA (France) †	37,393	571,063

PGT, Inc. †	1,278	13,636

Poya International Co., Ltd. (Taiwan)	50,000	744,617

Publicis Groupe SA (France)	3,676	277,993

PVH Corp.	46,100	5,094,050

RE/MAX Holdings, Inc. Class A	369	16,155

Reed Elsevier PLC (United Kingdom)	38,060	721,719

Regal Entertainment Group Class A	617	13,420

Renault SA (France)	14,254	1,171,134

RR Donnelley & Sons Co.	69,400	1,090,968

RTL Group SA (Belgium)	10,551	876,252

Scotts Miracle-Gro Co. (The) Class A	800	66,616

ServiceMaster Global Holdings, Inc. †	54,200	1,825,456

Shimamura Co., Ltd. (Japan)	2,000	242,512

SJM Holdings, Ltd. (Hong Kong)	459,000	339,490

Stanley Black & Decker, Inc.	18,900	2,324,322

Starz Class A †	63,300	1,974,327

Steven Madden, Ltd. †	219	7,569

Stroeer SE & Co. KGaA (Germany) S	5,900	256,362

TABCORP Holdings, Ltd. (Australia)	69,535	266,124

Takashimaya Co., Ltd. (Japan)	32,000	262,576

Taylor Wimpey PLC (United Kingdom)	128,041	255,745

Thor Industries, Inc.	12,500	1,058,750

TiVo Corp. †	606	11,805

TJX Cos., Inc. (The)	4,600	343,988

Toppan Printing Co., Ltd. (Japan)	117,000	1,055,662

Toyo Tire & Rubber Co., Ltd. (Japan)	15,800	222,813

TransUnion †	20,500	707,250

TUI AG (Germany)	21,969	312,372

Twenty-First Century Fox, Inc.	96,700	2,342,074

Urban Outfitters, Inc. †	48,000	1,656,960

Vail Resorts, Inc.	10,900	1,709,992

Valeo SA (France)	25,839	1,507,332

Vantiv, Inc. Class A †	60,600	3,409,962

Vista Outdoor, Inc. †	11,678	465,485

Visteon Corp.	30,000	2,149,800

Wal-Mart de Mexico SAB de CV (Mexico)	692,327	1,515,712

Wal-Mart Stores, Inc.	263,500	19,003,620

William Hill PLC (United Kingdom)	107,397	423,454

Wolters Kluwer NV (Netherlands)	29,558	1,264,905

Wolverine World Wide, Inc.	633	14,578

World Fuel Services Corp.	17,400	804,924

Dynamic Asset Allocation Growth Fund 33

COMMON STOCKS (59.8%)* cont.	Shares	Value

Consumer cyclicals cont.
WPP PLC (United Kingdom)	194,406	$4,570,903

Wynn Macau, Ltd. (China)	108,400	181,121

Yamaha Motor Co., Ltd. (Japan)	10,500	212,544

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	168,000	696,577

220,355,695
Consumer finance (0.3%)
Discover Financial Services	4,900	277,095

Encore Capital Group, Inc. †	899	20,210

Federal Agricultural Mortgage Corp. Class C	351	13,865

Housing Development Finance Corp., Ltd. (HDFC) (India)	90,872	1,908,062

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	349,100	1,601,785

Nelnet, Inc. Class A	564	22,769

OneMain Holdings, Inc. †	1,046	32,374

Synchrony Financial	109,800	3,074,400

6,950,560
Consumer staples (5.5%)
Altria Group, Inc.	250,200	15,820,146

Amorepacific Group (South Korea)	11,123	1,672,503

Anheuser-Busch InBev SA/NV (Belgium)	12,783	1,674,350

Anheuser-Busch InBev SA/NV ADR (Belgium)	7,200	946,152

Ashtead Group PLC (United Kingdom)	67,337	1,109,314

Associated British Foods PLC (United Kingdom)	15,434	520,124

B&G Foods, Inc.	222	10,918

B2W Cia Digital (Brazil) †	185,811	911,300

Barry Callebaut AG (Switzerland)	224	297,668

Beauty Community PCL (Thailand)	2,411,800	661,244

Brinker International, Inc.	216	10,893

British American Tobacco PLC (United Kingdom)	55,505	3,546,779

Bunzl PLC (United Kingdom)	7,387	218,302

Cheesecake Factory, Inc. (The)	335	16,770

Church & Dwight Co., Inc.	2,000	95,840

Coca-Cola Amatil, Ltd. (Australia)	372,749	2,929,488

Colgate-Palmolive Co.	7,200	533,808

ConAgra Foods, Inc.	10,200	480,522

Constellation Brands, Inc. Class A	300	49,947

Coty, Inc. Class A	12,500	293,750

CVS Health Corp.	6,300	560,637

Dean Foods Co.	952	15,613

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040)
(Private) (Germany) † ΔΔ F	20	138,383

Diageo PLC (United Kingdom)	10,179	291,642

Dr. Pepper Snapple Group, Inc.	60,200	5,496,862

Estacio Participacoes SA (Brazil)	146,100	800,099

Estee Lauder Cos., Inc. (The) Class A	62,800	5,561,568

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil) † ΔΔ F	2	2

FTD Cos., Inc. †	376	7,734

G-III Apparel Group, Ltd. †	170	4,956

General Mills, Inc.	7,000	447,160

34 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Consumer staples cont.
Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private)
(Brazil) † ΔΔ F	1,036	$7,495

Heineken Holding NV (Netherlands)	11,263	903,120

Heineken NV (Netherlands)	2,973	261,533

Henkel AG & Co. KGaA (Preference) (Germany)	8,400	1,141,772

Hershey Co. (The)	62,600	5,984,560

Imperial Brands PLC (United Kingdom)	67,764	3,490,015

Ingredion, Inc.	17,200	2,288,632

ITOCHU Corp. (Japan)	72,300	905,699

J Sainsbury PLC (United Kingdom)	200,579	639,032

Japan Tobacco, Inc. (Japan)	25,600	1,045,889

Jardine Cycle & Carriage, Ltd. (Singapore)	13,500	426,899

JM Smucker Co. (The)	31,000	4,201,740

John B. Sanfilippo & Son, Inc.	171	8,777

Kao Corp. (Japan)	38,600	2,174,181

Kerry Group PLC Class A (Ireland)	11,208	933,711

Koninklijke Ahold Delhaize NV (Netherlands)	162,538	3,704,689

McDonald’s Corp.	79,300	9,148,048

MEIJI Holdings Co., Ltd. (Japan)	4,200	415,497

METRO AG (Germany)	33,077	984,290

Nestle SA (Switzerland)	31,391	2,473,475

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Brazil) † ΔΔ F	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1)
(Private) (Brazil) † ΔΔ F	1	1

Nomad Foods, Ltd. (United Kingdom) †	31,234	369,186

Omega Protein Corp. †	653	15,261

PepsiCo, Inc.	141,000	15,336,570

Philip Morris International, Inc.	5,500	534,710

Pool Corp.	11,800	1,115,336

Procter & Gamble Co. (The)	2,700	242,325

Reckitt Benckiser Group PLC (United Kingdom)	15,103	1,422,178

S Foods, Inc. (Japan)	7,000	182,899

SABMiller PLC (United Kingdom)	8,446	492,080

Sanderson Farms, Inc.	187	18,014

Sao Martinho SA (Brazil)	67,485	1,217,040

Seven & i Holdings Co., Ltd. (Japan)	5,300	250,477

Shiseido Co., Ltd. (Japan)	5,600	148,091

SMS Co., Ltd. (Japan)	6,400	170,805

Sodexo SA (France)	3,672	437,244

SpartanNash Co.	699	20,215

Starbucks Corp.	182,900	9,902,206

Sysco Corp.	110,300	5,405,803

Tat Gida Sanayi AS (Turkey)	280,487	549,571

Tate & Lyle PLC (United Kingdom)	61,398	596,062

Unilever NV ADR (Netherlands)	15,033	693,646

US Foods Holding Corp. †	800	18,888

Vector Group, Ltd.	594	12,795

Dynamic Asset Allocation Growth Fund 35

COMMON STOCKS (59.8%)* cont.	Shares	Value

Consumer staples cont.
WH Group, Ltd. (Hong Kong)	1,511,500	$1,222,674

WM Morrison Supermarkets PLC (United Kingdom)	325,685	919,835

Wolseley PLC (United Kingdom)	4,203	237,248

Woolworths, Ltd. (Australia)	26,503	473,464

X5 Retail Group NV GDR (Russia) †	80,577	2,334,316

130,602,469
Energy (3.4%)
BP PLC (United Kingdom)	162,751	949,273

California Resources Corp.	48	600

Callon Petroleum Co. †	809	12,701

Cenovus Energy, Inc. (Canada)	21,200	304,644

Cheniere Energy, Inc. †	6,300	274,680

Chevron Corp.	130,700	13,451,644

Dril-Quip, Inc. †	600	33,444

EnCana Corp. (Canada)	24,800	259,162

EOG Resources, Inc.	2,600	251,446

Exxon Mobil Corp.	264,235	23,062,431

FMC Technologies, Inc. †	5,100	151,317

Gazprom Neft PAO ADR (Russia)	61,204	853,796

Gulfport Energy Corp. †	141	3,983

Halcon Resources Corp. †	8,621	80,865

Idemitsu Kosan Co., Ltd. (Japan)	20,600	424,416

JX Holdings, Inc. (Japan)	111,400	449,696

Koninklijke Vopak NV (Netherlands)	2,160	113,363

Lone Pine Resources, Inc. Class A (Canada) † F	12,473	125

Lukoil PJSC ADR (Russia)	28,295	1,377,684

Milagro Oil & Gas, Inc. (Units) F	89	56,146

Nabors Industries, Ltd.	265,700	3,230,912

Neste OYJ (Finland)	9,489	404,420

Norsk Hydro ASA (Norway)	60,232	259,549

Northern Oil and Gas, Inc. †	1,926	5,162

Occidental Petroleum Corp.	28,200	2,056,344

OMV AG (Austria)	77,354	2,226,264

Patterson-UTI Energy, Inc. S	83,900	1,876,843

Petroleo Brasileiro SA ADR (Brazil) †	100,255	935,379

Phillips 66	2,100	169,155

Prairie Provident Resources, Inc. (Canada) †	5,821	3,905

QEP Resources, Inc.	168,200	3,284,946

Repsol SA (Spain)	36,060	489,134

Rowan Cos. PLC Class A S	131,800	1,998,088

Royal Dutch Shell PLC Class A (London Exchange) (United Kingdom)	30,890	766,328

Royal Dutch Shell PLC Class A (Amsterdam Exchange)
(United Kingdom)	20,604	513,136

Royal Dutch Shell PLC Class B (United Kingdom)	68,684	1,777,824

Schlumberger, Ltd.	123,837	9,738,542

Seventy Seven Energy, Inc. †	5,988	112,874

Suncor Energy, Inc. (Canada)	17,200	477,476

Superior Energy Services, Inc. S	125,800	2,251,820

Synergy Resources Corp. †	2,463	17,069

36 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Energy cont.
Total SA (France)	94,056	$4,455,587

Vestas Wind Systems A/S (Denmark)	20,992	1,727,717

Whiting Petroleum Corp. †	249	2,176

Woodside Petroleum, Ltd. (Australia)	58,229	1,280,168

82,172,234
Financial (1.5%)
3i Group PLC (United Kingdom)	345,243	2,910,900

AerCap Holdings NV (Ireland) †	8,200	315,618

Ally Financial, Inc.	112,200	2,184,534

Broadridge Financial Solutions, Inc.	23,300	1,579,507

CoreLogic, Inc. †	32,800	1,286,416

Eurazeo SA (France)	3,373	195,667

Euronext NV 144A (France)	4,839	206,482

HSBC Holdings PLC (United Kingdom)	286,374	2,148,039

Intercontinental Exchange, Inc.	850	228,956

Kennedy-Wilson Holdings, Inc.	17,262	389,258

KKR & Co. LP	12,600	179,676

Mizuho Financial Group, Inc. (Japan)	1,945,200	3,250,028

Morgan Stanley	499,400	16,010,764

Moscow Exchange MICEX-RTS OAO (Russia) †	382,665	768,715

Natixis SA (France)	35,649	166,152

Onex Corp. (Canada)	2,000	128,801

ORIX Corp. (Japan)	146,700	2,164,622

Radian Group, Inc.	1,566	21,219

Shriram Transport Finance Co., Ltd. (India)	62,270	1,090,584

UBS Group AG (Switzerland)	31,883	434,186

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)	215,961	651,567

36,311,691
Health care (7.3%)
Actelion, Ltd. (Switzerland)	6,040	1,045,731

AIN Holdings, Inc. (Japan)	5,100	347,296

Albany Molecular Research, Inc. †	828	13,670

Alfresa Holdings Corp. (Japan)	29,100	615,544

Alkermes PLC †	139	6,537

Allergan PLC †	11,530	2,655,474

AmerisourceBergen Corp.	144,800	11,696,944

Amgen, Inc.	95,600	15,947,036

Aralez Pharmaceuticals, Inc. (Canada) †	1,395	6,766

Ardelyx, Inc. †	514	6,651

Aspen Pharmacare Holdings, Ltd. (South Africa)	38,615	872,337

Astellas Pharma, Inc. (Japan)	165,900	2,590,846

AstraZeneca PLC (United Kingdom)	38,439	2,493,127

Aurobindo Pharma, Ltd. (India)	200,960	2,590,011

Bayer AG (Germany)	13,424	1,348,590

Biogen, Inc. †	15,500	4,851,965

Bruker Corp.	42,200	955,830

C.R. Bard, Inc.	34,600	7,760,088

Cardinal Health, Inc.	25,200	1,958,040

Celgene Corp. †	27,300	2,853,669

Dynamic Asset Allocation Growth Fund 37

COMMON STOCKS (59.8%)* cont.	Shares	Value

Health care cont.
Charles River Laboratories International, Inc. †	30,000	$2,500,200

Clinigen Group PLC (United Kingdom)	45,646	424,206

Cochlear, Ltd. (Australia)	3,321	360,008

Conmed Corp.	180	7,211

DaVita Inc. †	4,100	270,887

Eagle Pharmaceuticals, Inc. †	68	4,760

Eli Lilly & Co.	43,900	3,523,414

Emergent BioSolutions, Inc. †	314	9,900

Endo International PLC †	492	9,914

Gilead Sciences, Inc.	59,000	4,668,080

GlaxoSmithKline PLC (United Kingdom)	219,193	4,667,876

Grifols SA ADR (Spain)	26,410	421,768

Halyard Health, Inc. †	202	7,001

HealthSouth Corp.	165	6,694

Hologic, Inc. †	114,300	4,438,269

Horizon Pharma PLC † S	717	12,999

ICU Medical, Inc. †	201	25,402

Integer Holdings Corp. †	378	8,199

Intuitive Surgical, Inc. †	550	398,657

Jazz Pharmaceuticals PLC †	81	9,840

Johnson & Johnson	208,800	24,665,544

Lannett Co., Inc. †	452	12,010

McKesson Corp.	41,174	6,865,765

Medicines Co. (The) †	246	9,284

Medipal Holdings Corp. (Japan)	47,400	819,905

Merck & Co., Inc.	5,900	368,219

Merck KGaA (Germany)	3,809	410,383

Mitsubishi Tanabe Pharma Corp. (Japan)	31,000	662,592

Novartis AG (Switzerland)	48,621	3,823,618

Novo Nordisk A/S Class B (Denmark)	16,603	689,882

Omega Healthcare Investors, Inc. R	441	15,633

Pfizer, Inc.	430,000	14,564,100

PharMerica Corp. †	546	15,326

Richter Gedeon Nyrt (Hungary)	66,421	1,349,329

Roche Holding AG (Switzerland)	17,573	4,359,334

Sanofi (France)	53,614	4,073,771

Shionogi & Co., Ltd. (Japan)	3,700	189,122

Shire PLC (United Kingdom)	20,489	1,327,309

Smith & Nephew PLC (United Kingdom)	1,975	31,845

Sumitomo Dainippon Pharma Co., Ltd. (Japan)	21,800	421,450

Taro Pharmaceutical Industries, Ltd. (Israel) † S	2,309	255,168

Teva Pharmaceutical Industries, Ltd. (Israel)	3,092	148,476

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	20,690	951,947

Thermo Fisher Scientific, Inc.	4,600	731,676

UnitedHealth Group, Inc.	127,500	17,850,000

VCA, Inc. †	22,800	1,595,544

VWR Corp. †	1,526	43,277

Waters Corp. †	300	47,547

38 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Health care cont.
WellCare Health Plans, Inc. †	18,800	$2,201,292

Zoetis, Inc.	70,100	3,645,901

174,536,686
Insurance (2.6%)
Admiral Group PLC (United Kingdom)	13,547	359,783

Aegon NV (Netherlands)	65,824	252,221

Aflac, Inc.	66,400	4,772,168

Ageas (Belgium)	25,255	921,038

AIA Group, Ltd. (Hong Kong)	341,600	2,288,758

Alleghany Corp. †	74	38,851

Allianz SE (Germany)	20,907	3,102,483

Allied World Assurance Co. Holdings AG	30,741	1,242,551

Allstate Corp. (The)	129,900	8,986,482

American Equity Investment Life Holding Co.	1,830	32,446

American Financial Group, Inc.	15,100	1,132,500

Amtrust Financial Services, Inc.	530	14,220

Anicom Holdings, Inc. (Japan)	11,400	279,869

Aspen Insurance Holdings, Ltd.	18,300	852,597

Assured Guaranty, Ltd.	1,500	41,625

Aviva PLC (United Kingdom)	68,892	393,342

AXA SA (France)	101,039	2,149,730

Berkshire Hathaway, Inc. Class B †	2,500	361,175

Challenger, Ltd. (Australia)	128,493	1,002,735

China Life Insurance Co., Ltd. (Taiwan)	986,000	906,448

Chubb, Ltd.	2,896	363,882

CNO Financial Group, Inc.	638	9,742

CNP Assurances (France)	54,507	915,701

Dongbu Insurance Co., Ltd. (South Korea)	19,323	1,199,625

Employers Holdings, Inc.	590	17,600

Everest Re Group, Ltd.	700	132,979

Federated National Holding Co.	639	11,943

Genworth Financial, Inc. Class A †	1,813	8,992

Hanover Insurance Group, Inc. (The)	400	30,168

Hartford Financial Services Group, Inc. (The)	115,200	4,932,864

HCI Group, Inc.	248	7,529

Heritage Insurance Holdings, Inc.	884	12,738

HomeServe PLC (United Kingdom)	15,814	118,064

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	41,537	1,368,429

Legal & General Group PLC (United Kingdom)	54,101	153,359

Lincoln National Corp.	107,300	5,040,954

Maiden Holdings, Ltd. (Bermuda)	832	10,558

Mapfre SA (Spain)	175,812	491,771

Marsh & McLennan Cos., Inc.	4,600	309,350

Medibank Private, Ltd. (Australia)	41,418	78,786

MetLife, Inc.	13,400	595,362

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	3,798	708,236

National General Holdings Corp.	911	20,261

Dynamic Asset Allocation Growth Fund 39

COMMON STOCKS (59.8%)* cont.	Shares	Value

Insurance cont.
NN Group NV (Netherlands)	25,521	$784,097

Ping An Insurance Group Co. of China, Ltd. (China)	283,000	1,481,215

Prudential Financial, Inc.	36,800	3,004,720

Prudential PLC (United Kingdom)	39,531	700,168

Reinsurance Group of America, Inc.	15,350	1,656,879

SCOR SE (France)	8,786	273,096

Swiss Life Holding AG (Switzerland)	7,021	1,817,583

Swiss Re AG (Switzerland)	37,073	3,344,775

Travelers Cos., Inc. (The)	2,500	286,375

Tryg A/S (Denmark)	6,631	133,062

Unum Group	17,200	607,332

Voya Financial, Inc.	111,500	3,213,430

62,972,647
Investment banking/Brokerage (0.7%)
Ameriprise Financial, Inc.	51,900	5,178,063

Daiwa Securities Group, Inc. (Japan)	43,000	242,145

E*Trade Financial Corp. †	183,538	5,344,627

Investor AB Class B (Sweden)	74,415	2,721,125

Lazard, Ltd. Class A	244	8,872

Macquarie Group, Ltd. (Australia)	5,166	325,425

Macquarie Korea Infrastructure Fund (South Korea)	61,152	489,238

Partners Group Holding AG (Switzerland)	1,964	990,592

15,300,087
Real estate (2.2%)
AG Mortgage Investment Trust, Inc. R	241	3,796

AGNC Investment Corp. R	180,900	3,534,786

Agree Realty Corp. R	387	19,133

Aldar Properties PJSC (United Arab Emirates) †	811,607	589,978

Annaly Capital Management, Inc. R	375,300	3,940,650

Apollo Commercial Real Estate Finance, Inc. R	593	9,707

Arbor Realty Trust, Inc. R	2,291	16,999

Arlington Asset Investment Corp. Class A	275	4,067

ARMOUR Residential REIT, Inc. R	162	3,651

Ashford Hospitality Trust, Inc. R	1,445	8,511

Ayala Land, Inc. (Philippines)	624,400	506,246

Brandywine Realty Trust R	48,778	761,912

Camden Property Trust R	21,400	1,792,036

CBL & Associates Properties, Inc. R	518	6,289

CBRE Group, Inc. Class A †	47,100	1,317,858

Chesapeake Lodging Trust R	390	8,931

Chimera Investment Corp. R	100,298	1,599,753

Colony Capital, Inc. Class A R	698	12,725

Communications Sales & Leasing, Inc. R	674	21,170

Community Healthcare Trust, Inc. R	637	13,963

Corporate Office Properties Trust R	33,300	944,055

CYS Investments, Inc. R	787	6,863

Duke Realty Corp. R	46,500	1,270,845

Emaar Properties PJSC (United Arab Emirates)	867,452	1,676,806

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey) R	949,131	961,466

40 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Real estate cont.
EPR Properties R	215	$16,929

Equity Commonwealth †R	2,100	63,462

Equity Lifestyle Properties, Inc. R	15,800	1,219,444

Equity One, Inc. R	1,500	45,915

Equity Residential Trust R	94,800	6,098,484

Extra Space Storage, Inc. R	6,700	532,047

First Industrial Realty Trust R	464	13,094

Foxtons Group PLC (United Kingdom)	102,673	133,412

Goodman Group (Australia) R	306,230	1,710,582

Hersha Hospitality Trust R	397	7,154

Hibernia REIT PLC (Ireland) R	558,407	859,382

Highwoods Properties, Inc. R	25,200	1,313,424

Iida Group Holdings Co., Ltd. (Japan)	28,600	574,907

Invesco Mortgage Capital, Inc. R	403	6,138

Investors Real Estate Trust R	1,046	6,224

Japan Hotel REIT Investment Corp (Japan) R	741	588,604

Kerry Properties, Ltd. (Hong Kong)	259,500	854,810

Lexington Realty Trust R	2,072	21,342

Liberty Property Trust R	1,500	60,525

Link REIT (The) (Hong Kong) R	20,500	151,260

LTC Properties, Inc. R	547	28,439

Macerich Co. (The) R	24,800	2,005,576

Macquarie Mexico Real Estate Management SA de CV (Mexico) R	741,203	907,498

MFA Financial, Inc. R	176,634	1,321,222

Mid-America Apartment Communities, Inc. R	17,100	1,607,229

Mitsubishi Estate Co., Ltd. (Japan)	10,000	187,473

Mitsui Fudosan Co., Ltd. (Japan)	28,000	596,196

National Health Investors, Inc. R	305	23,936

New World Development Co., Ltd. (Hong Kong)	1,084,000	1,419,449

Nomura Real Estate Holdings, Inc. (Japan)	24,400	411,696

One Liberty Properties, Inc. R	507	12,249

Persimmon PLC (United Kingdom)	13,182	310,108

Post Properties, Inc. R	600	39,678

Public Storage R	200	44,628

Ramco-Gershenson Properties Trust R	606	11,356

Regency Centers Corp. R	1,300	100,737

Relo Group, Inc. (Japan)	1,100	181,914

Retail Properties of America, Inc. Class A R	45,400	762,720

Sekisui Chemical Co., Ltd. (Japan)	45,900	659,703

Select Income REIT R	383	10,303

Senior Housing Properties Trust R	56,000	1,271,760

Spirit Realty Capital, Inc. R	42,000	559,860

Starwood Property Trust, Inc. R	114,100	2,569,532

Sumitomo Realty & Development Co., Ltd. (Japan)	6,000	155,446

Sumitomo Warehouse Co., Ltd. (The) (Japan)	30,000	159,671

Summit Hotel Properties, Inc. R	1,323	17,411

Sun Hung Kai Properties, Ltd. (Hong Kong)	19,000	289,567

Surya Semesta Internusa Tbk PT (Indonesia)	18,301,000	780,839

Dynamic Asset Allocation Growth Fund 41

COMMON STOCKS (59.8%)* cont.	Shares	Value

Real estate cont.
Two Harbors Investment Corp. R	130,900	$1,116,577

Universal Health Realty Income Trust R	128	8,067

Viva Energy REIT (Australia) † R	40,704	74,767

Weingarten Realty Investors R	14,400	561,312

Wharf Holdings, Ltd. (The) (Hong Kong)	99,000	725,395

Wheelock and Co., Ltd. (Hong Kong)	239,000	1,419,750

53,661,399
Technology (10.5%)
Adobe Systems, Inc. †	86,000	9,334,376

Advanced Energy Industries, Inc. †	579	27,398

Agilent Technologies, Inc.	146,200	6,884,558

Alibaba Group Holding, Ltd. ADR (China) † S	59,031	6,244,889

Alphabet, Inc. Class A †	41,001	32,967,264

Amadeus IT Holding SA Class A (Spain)	27,842	1,390,857

Amdocs, Ltd.	83,100	4,807,335

Apple, Inc.	191,668	21,668,067

Applied Materials, Inc.	392,700	11,839,905

AtoS SE (France)	17,753	1,912,915

Blucora, Inc. †	871	9,755

Brocade Communications Systems, Inc.	236,600	2,183,818

CACI International, Inc. Class A †	120	12,108

Casetek Holdings, Ltd. (Taiwan)	249,000	914,108

Check Point Software Technologies, Ltd. (Israel) †	1,200	93,132

Cirrus Logic, Inc. †	158	8,398

Cisco Systems, Inc.	261,200	8,285,264

CommerceHub, Inc. Ser. C †	2,600	41,366

CompuGroup Medical SE (Germany)	10,999	507,017

Computer Sciences Corp.	112,000	5,847,520

CSG Systems International, Inc.	400	16,532

CSRA, Inc.	42,600	1,145,940

Cypress Semiconductor Corp.	865	10,518

DSP Group, Inc. †	560	6,726

eBay, Inc. †	301,501	9,919,383

EnerSys	260	17,989

Facebook, Inc. Class A †	103,100	13,224,637

Fiserv, Inc. †	3,700	368,039

Fitbit, Inc. Class A † S	11,200	166,208

FormFactor, Inc. †	1,684	18,271

Fujitsu, Ltd. (Japan)	74,000	399,488

Genpact, Ltd. †	2,900	69,455

GungHo Online Entertainment, Inc. (Japan) S	194,900	477,657

HP, Inc.	409,700	6,362,641

Infineon Technologies AG (Germany)	12,666	225,946

Instructure, Inc. †	7,400	187,738

Intuit, Inc.	20,200	2,222,202

Ixia †	600	7,500

j2 Global, Inc.	195	12,989

L-3 Communications Holdings, Inc.	72,609	10,944,355

42 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Technology cont.
Lattice Semiconductor Corp. †	2,594	$16,835

Lenovo Group, Ltd. (China)	272,000	181,621

Maxim Integrated Products, Inc.	143,432	5,727,240

MaxLinear, Inc. Class A †	752	15,243

Mellanox Technologies, Ltd. (Israel) †	260	11,245

Mentor Graphics Corp.	639	16,895

Microsoft Corp.	508,509	29,290,118

Mixi, Inc. (Japan)	10,300	371,302

MKS Instruments, Inc.	309	15,367

Motorola Solutions, Inc.	32,000	2,440,960

MSCI, Inc.	600	50,364

Murata Manufacturing Co., Ltd. (Japan)	6,600	860,865

NCR Corp. †	55,703	1,793,080

NEC Corp. (Japan)	149,000	384,943

NetEase, Inc. ADR (China)	2,600	626,028

Netscout Systems, Inc. †	591	17,287

Nexon Co., Ltd. (Japan)	42,700	667,211

Nokia OYJ (Finland)	137,671	796,306

Nuance Communications, Inc. †	101,200	1,467,400

NVIDIA Corp. S	164,200	11,250,984

NXP Semiconductor NV †	1,600	163,216

ON Semiconductor Corp. †	977	12,037

Open Text Corp. (Canada)	3,300	213,754

Oracle Corp Japan (Japan)	4,200	237,093

Pandora Media, Inc. †	795	11,392

Paychex, Inc.	9,700	561,339

PChome Online, Inc. (Taiwan)	82,857	979,107

Perficient, Inc. †	741	14,931

Plantronics, Inc.	179	9,301

Plexus Corp. †	281	13,145

RIB Software AG (Germany) S	19,477	239,799

Samsung Electronics Co., Ltd. (South Korea)	4,054	5,908,489

Sanmina Corp. †	544	15,488

Sartorius AG (Preference) (Germany)	4,190	348,682

Semiconductor Manufacturing International Corp. (China) †	7,614,000	853,711

Sensata Technologies Holding NV †	364	14,116

ServiceNow, Inc. †	3,000	237,450

SK Hynix, Inc. (South Korea)	67,983	2,488,065

SoftBank Corp. (Japan)	4,500	291,518

Super Micro Computer, Inc. †	492	11,498

SYNNEX Corp.	112	12,780

Synopsys, Inc. †	2,600	154,310

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	984,350	5,772,973

Techtronic Industries Co., Ltd. (Hong Kong)	61,000	239,221

Tencent Holdings, Ltd. (China)	265,600	7,359,292

Tessera Technologies, Inc.	350	13,454

Texas Instruments, Inc.	6,700	470,206

Tokyo Electron, Ltd. (Japan)	5,900	520,651

Dynamic Asset Allocation Growth Fund 43

COMMON STOCKS (59.8%)* cont.	Shares	Value

Technology cont.
Tower Semiconductor, Ltd. (Israel) † S	1,514	$22,983

Tripod Technology Corp. (Taiwan)	607,000	1,353,356

Woodward, Inc.	314	19,619

Xerox Corp.	417,900	4,233,327

Yandex NV Class A (Russia) †	29,327	617,333

250,199,194
Transportation (1.4%)
Aegean Marine Petroleum Network, Inc. (Greece)	2,074	20,740

Aena SA (Spain)	2,419	356,792

Air Canada (Canada) †	17,400	140,585

Alaska Air Group, Inc.	202	13,304

ANA Holdings, Inc. (Japan)	326,000	886,153

A. P. Moeller-Maersk A/S Class B (Denmark)	624	915,113

Asia Aviation PCL NVDR (Thailand) †	4,552,000	946,771

Aurizon Holdings, Ltd. (Australia)	119,969	432,096

Central Japan Railway Co. (Japan)	17,400	2,976,904

ComfortDelgro Corp., Ltd. (Singapore)	215,200	445,757

Delta Air Lines, Inc.	175,277	6,898,903

Deutsche Post AG (Germany)	86,842	2,713,950

DHT Holdings, Inc. (Bermuda)	2,173	9,105

easyJet PLC (United Kingdom)	9,723	126,907

Japan Airlines Co., Ltd. (Japan)	17,900	526,958

Matson, Inc.	167	6,660

Qantas Airways, Ltd. (Australia)	184,483	442,537

Royal Mail PLC (United Kingdom)	246,098	1,561,406

Scorpio Tankers, Inc.	1,630	7,547

Southwest Airlines Co.	3,700	143,893

Transurban Group (Units) (Australia)	43,486	379,217

United Parcel Service, Inc. Class B	107,800	11,789,008

Wabtec Corp.	212	17,310

Yangzijiang Shipbuilding Holdings, Ltd. (China)	2,323,600	1,286,256

33,043,872
Utilities and power (2.5%)
Adani Transmission, Ltd. (India) †	847,386	488,462

American Electric Power Co., Inc.	35,700	2,292,297

American Water Works Co., Inc.	1,700	127,228

AusNet Services (Units) (Australia)	172,126	216,546

Centrica PLC (United Kingdom)	95,782	283,305

China Water Affairs Group, Ltd. (China)	2,220,000	1,433,230

Chubu Electric Power Co., Inc. (Japan)	59,600	867,756

Cia Paranaense de Energia-Copel (Preference) (Brazil)	55,500	573,917

CLP Holdings, Ltd. (Hong Kong)	150,500	1,562,513

Concord New Energy Group, Ltd. (China)	23,350,000	1,226,278

Dynegy, Inc. †	956	11,845

E.ON SE (Germany)	167,810	1,190,247

Edison International	64,300	4,645,675

EDP — Energias do Brasil SA (Brazil)	168,574	745,382

Endesa SA (Spain)	76,291	1,635,184

Enel SpA (Italy)	564,683	2,517,046

44 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (59.8%)* cont.	Shares	Value

Utilities and power cont.
Entergy Corp.	168,024	$12,892,482

Eversource Energy	1,700	92,106

Great Plains Energy, Inc.	2,900	79,141

HK Electric Investments & HK Electric Investments, Ltd. (units)
(Hong Kong)	157,500	154,647

Huadian Fuxin Energy Corp, Ltd. (China)	3,296,000	786,185

Iberdrola SA (Spain)	184,578	1,254,855

Korea Electric Power Corp. (South Korea)	1,522	74,535

NiSource, Inc.	105,200	2,536,372

PG&E Corp.	6,500	397,605

Power Grid Corp. of India, Ltd. (India)	536,545	1,424,434

PPL Corp.	134,400	4,646,208

RWE AG (Germany) †	42,556	733,094

Southern Co. (The)	6,700	343,710

SSE PLC (United Kingdom)	17,976	365,337

Tenaga Nasional Bhd (Malaysia)	343,800	1,190,108

Toho Gas Co., Ltd. (Japan)	121,000	1,132,645

Tohoku Electric Power Co., Inc. (Japan)	53,800	701,644

Tokyo Electric Power Company Holdings, Inc. (Japan) †	50,200	217,109

Tokyo Gas Co., Ltd. (Japan)	92,000	409,340

UGI Corp.	143,750	6,503,250

Uniper SE (Germany) †	16,781	205,569

Vectren Corp.	12,900	647,580

Veolia Environnement SA (France)	37,699	868,158

Westar Energy, Inc.	32,600	1,850,050

		59,323,075

Total common stocks (cost $1,302,581,187)		$1,430,594,463

CORPORATE BONDS AND NOTES (11.3%)*	Principal amount	Value

Basic materials (0.9%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6.875%, 6/1/23	$235,000	$237,350

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)	215,000	221,516

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	70,000	77,849

Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	70,000	75,163

Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	20,000	19,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	75,000	71,379

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%,
6/1/19 (France)	568,000	687,280

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	95,000	103,313

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18	695,000	738,528

Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	195,000	199,753

Beacon Roofing Supply, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 10/1/23	295,000	318,600

Dynamic Asset Allocation Growth Fund 45

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Basic materials cont.
Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9.75%, 10/15/23	$275,000	$323,125

BMC East, LLC 144A company guaranty sr. notes
5.50%, 10/1/24	290,000	290,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	290,000	294,350

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10.75%, 8/15/23	485,000	556,538

Builders FirstSource, Inc. 144A company guaranty sr. unsub.
notes 5.625%, 9/1/24	195,000	199,875

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	210,000	240,740

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	212,000	232,405

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	550,000	563,750

CF Industries, Inc. company guaranty sr. unsec. notes
5.375%, 3/15/44	48,000	47,379

CF Industries, Inc. company guaranty sr. unsec. notes
5.15%, 3/15/34	60,000	60,645

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7.125%, 5/1/20	57,000	65,625

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	175,000	171,938

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	175,000	170,625

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	190,000	179,313

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7.875%, 11/1/19 (Luxembourg)	410,000	419,225

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	88,000	89,760

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	195,000	194,031

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	495,000	522,816

E.I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	265,000	284,314

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	140,000	147,694

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	430,000	385,925

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 2/15/20 (Canada)	50,000	46,250

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6.75%, 2/1/22	167,000	171,593

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6.875%, 2/15/23	245,000	253,881

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	25,000	22,750

GCP Applied Technologies, Inc. 144A company guaranty sr.
unsec. notes 9.50%, 2/1/23	485,000	554,088

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4.625%, 4/29/24	719,000	732,661

46 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Basic materials cont.
Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/16/25	$486,000	$475,156

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2.875%, 4/16/20	822,000	815,424

HD Supply, Inc. 144A company guaranty sr. unsec. notes
5.75%, 4/15/24	120,000	126,000

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%,
10/1/20 (Canada)	335,000	335,838

Huntsman International, LLC company guaranty sr. unsec. notes
5.125%, 11/15/22	40,000	41,600

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4.875%, 11/15/20	249,000	259,583

INVISTA Finance, LLC 144A company guaranty sr. notes
4.25%, 10/15/19	208,000	206,977

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	215,000	236,500

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	275,000	312,125

Louisiana-Pacific Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 9/15/24	205,000	205,000

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19	135,000	157,797

LyondellBasell Industries NV sr. unsec. unsub. notes
4.625%, 2/26/55	130,000	128,780

Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	175,000	185,281

Methanex Corp. sr. unsec. unsub. notes 5.65%,
12/1/44 (Canada)	180,000	155,883

Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	19,000	18,883

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	405,000	475,100

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7.00%, 4/15/20 (Canada)	90,000	92,475

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	65,000	66,625

Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	380,000	402,914

Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	310,000	317,363

Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	185,000	196,563

Packaging Corp. of America sr. unsec. unsub. notes
4.50%, 11/1/23	145,000	160,356

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	30,000	33,300

Perstorp Holding AB 144A company guaranty sr. notes 8.75%,
5/15/17 (Sweden)	265,000	264,338

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22	70,000	74,375

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	150,000	160,875

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.50%, 12/1/20	112,000	128,100

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.25%, 4/1/23	145,000	154,425

Dynamic Asset Allocation Growth Fund 47

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Basic materials cont.
Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	$55,000	$58,094

Sealed Air Corp. 144A company guaranty sr. unsec. notes
4.875%, 12/1/22	50,000	52,500

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	50,000	53,625

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	150,000	177,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 8/15/22	393,000	413,633

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	190,000	199,025

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	17,000	17,638

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.125%, 10/1/21	30,000	31,163

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	35,000	40,250

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.00%, 6/1/21 (Canada)	55,000	60,156

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7.625%, 10/15/21	380,000	320,150

Tronox Finance, LLC company guaranty sr. unsec. notes
6.375%, 8/15/20	45,000	41,513

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
7.50%, 3/15/22	145,000	132,313

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	255,000	264,563

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	230,000	236,900

USG Corp. 144A company guaranty sr. unsec. notes
5.875%, 11/1/21	28,000	29,295

USG Corp. 144A company guaranty sr. unsec. notes
5.50%, 3/1/25	250,000	268,125

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	238,000	211,820

Westlake Chemical Corp. 144A company guaranty sr. unsec.
unsub. bonds 3.60%, 8/15/26	1,300,000	1,297,115

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	395,000	538,605

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	198,000	266,962

WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45%, 3/1/19	210,000	222,403

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	355,000	480,617

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	415,000	451,313

Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	200,000	211,000

		22,234,691

48 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Capital goods (0.5%)
Advanced Disposal Services, Inc. company guaranty sr. unsec.
notes 8.25%, 10/1/20	$666,000	$699,300

Allison Transmission, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 10/1/24	225,000	230,625

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7.75%, 11/15/19	174,000	197,055

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.375%, 9/15/24	210,000	208,950

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.00%, 3/15/22	205,000	206,025

Ardagh Packaging Finance PLC/Ardagh Holdings USA,
Inc. 144A company guaranty sr. unsec. notes 7.25%,
5/15/24 (Ireland)	430,000	456,875

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6.50%, 6/15/23 (Canada)	110,000	113,300

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.50%, 9/1/22	240,000	250,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	75,000	76,125

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22	80,000	84,400

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	76,000	78,660

Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	225,000	228,375

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	105,000	115,762

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%,
4/15/19 (Canada)	220,000	213,950

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	305,000	340,075

Cortes NP Acquisition Corp. 144A sr. unsec. notes
9.25%, 10/15/24	120,000	120,000

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	885,000	928,080

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	100,000	111,875

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	235,000	243,888

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)	115,000	119,888

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	355,000	336,363

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	150,000	159,564

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	100,000	102,332

Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	155,000	205,913

Honeywell International, Inc. sr. unsec. unsub. notes
4.25%, 3/1/21	120,000	133,882

KLX, Inc. 144A company guaranty sr. unsec. notes
5.875%, 12/1/22	400,000	414,000

Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	595,000	813,333

Dynamic Asset Allocation Growth Fund 49

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Capital goods cont.
Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	$480,000	$549,600

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	315,000	311,063

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	106,000	120,117

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	112,000	120,609

Moog, Inc. 144A company guaranty sr. unsec. notes
5.25%, 12/1/22	315,000	325,631

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	415,000	434,194

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	145,000	152,613

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	65,000	79,366

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 8.25%, 2/15/21 (New Zealand)	100,000	104,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu 144A company guaranty sr. FRN
4.127%, 7/15/21	445,000	451,675

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu 144A company guaranty sr. unsec.
unsub. notes 7.00%, 7/15/24	230,000	246,675

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	394,000	413,700

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	100,000	101,250

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21	97,000	99,183

TI Group Automotive Systems, LLC 144A sr. unsec. notes
8.75%, 7/15/23	350,000	380,625

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7.50%, 7/15/21	39,000	41,340

TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	234,000	246,285

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds
6.375%, 6/15/26	160,000	165,200

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42	130,000	150,568

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4.75%, 4/29/25	250,000	262,500

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4.50%, 4/29/22	415,000	440,058

12,385,297
Communication services (1.1%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6.125%, 3/30/40 (Mexico)	140,000	166,946

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	1,340,000	1,333,772

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	505,000	540,173

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	475,000	521,019

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	392,000	410,210

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	393,000	403,771

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17	885,000	887,655

50 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Communication services cont.
Cablevision Systems Corp. sr. unsec. unsub. notes
8.00%, 4/15/20	$56,000	$58,660

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6.625%, 1/31/22	115,000	120,463

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5.25%, 9/30/22	161,000	168,245

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	135,000	140,738

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	350,000	372,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	65,000	68,900

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	155,000	161,781

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	154,000	160,160

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	34,000	35,955

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	345,000	345,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	210,000	209,477

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. bonds
6.484%, 10/23/45	1,112,000	1,344,766

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. notes
4.908%, 7/23/25	283,000	312,165

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6.50%, 1/15/17	890,000	903,555

Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	120,000	118,403

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	393,000	572,958

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	35,000	48,422

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	185,000	255,417

Crown Castle International Corp. sr. unsec. notes
5.25%, 1/15/23 R	875,000	990,798

Crown Castle International Corp. sr. unsec. notes
4.875%, 4/15/22 R	166,000	185,090

Crown Castle International Corp. sr. unsec. unsub. bonds
4.45%, 2/15/26 R	20,000	21,965

Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	340,000	355,021

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	513,000	487,350

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	326,000	344,745

CSC Holdings, LLC 144A sr. unsec. unsub. notes
10.125%, 1/15/23	660,000	760,650

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	303,107

Dynamic Asset Allocation Growth Fund 51

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Communication services cont.
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	$200,000	$176,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	220,000	217,250

Frontier Communications Corp. sr. unsec. notes
11.00%, 9/15/25	245,000	255,719

Frontier Communications Corp. sr. unsec. notes
10.50%, 9/15/22	315,000	333,900

Frontier Communications Corp. sr. unsec. notes
8.875%, 9/15/20	70,000	75,513

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21	20,000	19,225

Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	42,000	39,218

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	121,000	91,355

Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	12,690	12,722

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	38,000	12,730

Intelsat Luxembourg SA company guaranty sr. unsec. sub.
bonds 8.125%, 6/1/23 (Luxembourg)	58,000	19,575

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	90,000	125,833

Level 3 Communications, Inc. sr. unsec. unsub. notes
5.75%, 12/1/22	60,000	62,700

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6.125%, 1/15/21	161,000	167,038

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 1/15/24	180,000	187,538

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 8/15/22	150,000	156,750

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	132,000	146,220

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	52,000	54,486

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25	85,000	93,018

Rogers Communications, Inc. company guaranty sr. unsec.
bonds 8.75%, 5/1/32 (Canada)	166,000	244,771

SFR Group SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	250,000	255,548

SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	400,000	407,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	675,000	633,656

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	87,000	87,218

Sprint Communications, Inc. sr. unsec. unsub. notes
8.375%, 8/15/17	157,000	163,280

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	234,000	258,278

Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	418,000	420,613

52 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Communication services cont.
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	$589,000	$591,209

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	557,000	596,686

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	90,000	97,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.25%, 4/1/21	174,000	181,830

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	60,000	64,099

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	10,000	10,775

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633%, 4/28/21	62,000	65,333

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	280,000	296,100

TCI Communications, Inc. sr. unsec. unsub. notes
7.125%, 2/15/28	205,000	289,947

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	500,000	511,185

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57%, 4/27/23 (Spain)	327,000	363,670

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 7.045%, 6/20/36 (Spain)	120,000	157,314

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20	618,000	635,557

Verizon Communications, Inc. sr. unsec. unsub. notes
6.40%, 9/15/33	60,000	77,739

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	2,009,000	2,124,178

Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	335,000	354,476

Videotron, Ltd. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/22 (Canada)	367,000	382,598

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17
(United Kingdom)	1,532,000	1,528,216

West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	335,000	326,625

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10.25%, 7/15/19	284,000	298,933

Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	316,000	286,770

27,068,356
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	320,000	340,400

340,400
Consumer cyclicals (1.6%)
21st Century Fox America, Inc. company guaranty sr. unsec.
unsub. notes 7.75%, 12/1/45	1,225,000	1,805,252

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	871,000	871,960

AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5.875%, 2/15/22	101,000	104,535

Dynamic Asset Allocation Growth Fund 53

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 6/15/25	$110,000	$111,100

American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	235,000	245,869

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	330,000	300,300

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	405,000	445,600

Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	158,000	87,690

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	125,000	135,313

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub.
bonds 6.375%, 4/1/26	80,000	85,800

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6.50%, 12/15/20 (Canada)	245,000	253,575

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	367,000	370,780

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
6.25%, 12/15/21	286,000	314,243

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	80,000	85,600

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	930,000	1,320,390

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9.125%, 5/1/19	123,000	128,843

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21	118,000	122,130

Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	119,000	121,975

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	70,000	70,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	233,000	230,379

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	560,000	583,100

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23	375,000	375,469

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24	150,000	147,000

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	400,000	412,967

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes
5.75%, 3/1/23	65,000	69,956

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub.
notes 7.00%, 8/1/23	210,000	222,863

Entercom Radio, LLC company guaranty sr. unsec. notes
10.50%, 12/1/19	156,000	162,435

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20	395,000	445,402

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	565,000	592,232

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%,
4/15/23 (Italy)	250,000	257,188

54 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97		$146,000	$180,335

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47		465,000	762,289

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31		515,000	681,188

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46		210,000	303,239

Ford Motor Credit Co., LLC sr. unsec. unsub. notes
8.125%, 1/15/20		480,000	566,186

General Motors Co. sr. unsec. notes 6.25%, 10/2/43		110,000	129,826

General Motors Co. sr. unsec. notes 5.20%, 4/1/45		35,000	36,406

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46		490,000	614,301

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18		241,000	245,260

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.20%, 7/6/21		375,000	379,605

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.00%, 9/25/17		222,000	224,835

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25		137,000	141,146

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25		55,000	55,520

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 3.45%, 4/10/22		861,000	873,318

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 11/1/20		179,000	192,873

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. unsub. notes 5.375%, 4/15/26		110,000	118,250

Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		260,000	261,950

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6.625%, 7/25/22 (Canada)	CAD	227,000	181,244

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$460,000	524,877

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub.
notes 4.625%, 5/15/24		155,000	159,069

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes
4.25%, 9/1/24		45,000	45,900

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	425,752

Host Hotels & Resorts LP sr. unsec. unsub. notes
6.00%, 10/1/21 R		89,000	102,644

Host Hotels & Resorts LP sr. unsec. unsub. notes
5.25%, 3/15/22 R		421,000	465,698

Howard Hughes Corp. (The) 144A sr. unsec. notes
6.875%, 10/1/21		463,000	486,729

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		395,000	438,073

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		50,000	51,555

iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		169,000	133,721

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5.875%, 3/15/21		155,000	161,781

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19		75,000	81,750

Dynamic Asset Allocation Growth Fund 55

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65%, 6/1/20	$400,000	$400,952

JC Penney Corp, Inc. 144A company guaranty sr. notes
5.875%, 7/1/23	60,000	62,475

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡	120,000	117,000

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95%, 7/2/64	250,000	261,218

L Brands, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/21	138,000	159,218

L Brands, Inc. company guaranty sr. unsec. sub. notes
5.625%, 2/15/22	73,000	81,578

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22	115,000	119,744

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24	85,000	89,250

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25	35,000	37,888

Lear Corp. company guaranty sr. unsec. unsub. notes
5.375%, 3/15/24	295,000	316,756

Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	141,000	145,583

LIN Television Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/22	130,000	136,175

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23	175,000	184,625

Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
11/15/20 (Canada)	305,000	304,047

MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20	225,000	252,000

MGM Resorts International company guaranty sr. unsec. notes
5.25%, 3/31/20	45,000	47,925

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	140,000	157,850

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	165,000	185,419

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21	50,000	53,188

Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	162,000	161,190

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	180,000	167,400

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8.75%, 10/15/21 ‡‡	355,000	278,675

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8.00%, 10/15/21	120,000	100,200

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes
5.625%, 8/1/24	250,000	250,625

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	275,000	287,375

O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	55,000	59,350

O’Reilly Automotive, Inc. company guaranty sr. unsec. sub.
notes 3.55%, 3/15/26	185,000	196,117

56 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	$690,000	$729,250

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	120,000	126,000

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	155,000	161,200

Penn National Gaming, Inc. sr. unsec. sub. notes
5.875%, 11/1/21	227,000	234,378

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 10/1/22	172,000	178,450

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 5/15/26	140,000	139,650

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.375%, 12/1/24	135,000	135,675

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	390,000	409,019

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	293,000	338,415

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	380,000	399,000

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	200,000	203,099

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	110,000	108,212

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	535,000	543,694

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	320,000	328,800

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12.125%, 9/1/18	207,000	211,916

S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	240,000	268,185

S&P Global, Inc. 144A company guaranty sr. unsec. bonds
2.95%, 1/22/27	665,000	668,538

Sabre GLBL, Inc. 144A company guaranty sr. notes
5.375%, 4/15/23	165,000	169,538

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	820,000	756,450

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6.25%, 9/1/20	50,000	38,500

Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	140,000	148,050

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	530,000	541,925

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub.
notes 6.00%, 7/15/24	157,000	166,813

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5.25%, 1/15/21	277,000	286,003

Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	110,000	118,800

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	6,000	6,495

Spectrum Brands, Inc. company guaranty sr. unsec. unsub.
notes 6.125%, 12/15/24	85,000	92,041

Dynamic Asset Allocation Growth Fund 57

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Standard Industries, Inc. 144A sr. unsec. notes
5.375%, 11/15/24	$340,000	$350,200

Standard Industries, Inc./NJ 144A sr. unsec. notes
5.125%, 2/15/21	30,000	31,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21	140,000	140,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	101,000	104,283

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	107,000	109,943

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4.875%, 9/15/21	105,000	109,200

Tempur Sealy International, Inc. 144A company guaranty sr.
unsec. unsub. bonds 5.50%, 6/15/26	125,000	128,750

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44	220,000	222,977

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	650,000	657,732

Townsquare Media, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 4/1/23	70,000	71,050

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	885,000	889,789

Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	150,000	151,781

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4.50%, 3/1/21	42,000	42,840

Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	285,000	286,781

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8.50%, 5/15/21	136,000	140,760

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	210,000	228,377

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	105,000	113,966

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37	540,000	796,263

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	80,000	84,385

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	30,000	34,736

WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	195,000	197,925

Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	165,000	166,650

Wyndham Worldwide Corp. sr. unsec. unsub. notes
5.625%, 3/1/21	210,000	235,574

36,922,997
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6.00%, 4/1/22 (Canada)	335,000	350,913

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	80,000	83,200

Altria Group, Inc. company guaranty sr. unsec. notes
9.25%, 8/6/19	5,000	6,074

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	138,000	154,038

58 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer staples cont.
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	$545,000	$569,055

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes
5.125%, 10/1/24	75,000	75,750

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 4.90%, 2/1/46	1,282,000	1,525,299

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 3.65%, 2/1/26	1,158,000	1,243,692

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 2.65%, 2/1/21	1,125,000	1,160,883

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 1.25%, 1/17/18	321,000	320,929

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/39	355,000	573,057

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22	350,000	356,913

Ashtead Capital, Inc. 144A company guaranty notes
6.50%, 7/15/22	300,000	315,375

Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	260,000	273,975

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19	197,000	171,883

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8.50%, 6/15/19	13,000	15,233

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42	185,000	196,145

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22	230,000	229,138

Ceridian HCM Holding, Inc. 144A sr. unsec. notes
11.00%, 3/15/21	409,000	432,518

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23	205,000	220,500

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19	107,000	119,627

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6.00%, 5/1/22	129,000	148,189

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	438,000	496,768

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	885,000	900,933

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	10,622	12,244

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	162,099	179,629

Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23	145,000	154,063

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1.50%, 5/11/17 (United Kingdom)	416,000	417,205

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4.50%, 2/15/45	470,000	500,768

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7.00%, 10/15/37	308,000	420,063

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5.625%, 3/15/42	226,000	273,411

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85%, 11/15/24	86,000	92,530

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec.
notes 3.875%, 6/27/24 (Mexico)	235,000	244,361

Dynamic Asset Allocation Growth Fund 59

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Consumer staples cont.
JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes
8.25%, 2/1/20 (Brazil)	$59,000	$60,844

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	505,000	526,774

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America,
LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	200,000	211,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America,
LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	200,000	209,000

Kraft Foods Group, Inc. company guaranty sr. unsec. notes
Ser. 144A, 6.875%, 1/26/39	340,000	471,934

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub.
notes 6.50%, 2/9/40	180,000	241,652

Kroger Co. (The) company guaranty sr. unsec. unsub. notes
6.90%, 4/15/38	340,000	472,755

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18	29,000	29,615

Landry’s, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	155,000	157,713

McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37	56,000	73,947

McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	174,000	218,181

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,030,000	1,121,781

PepsiCo, Inc. sr. unsec. unsub. notes 7.90%, 11/1/18	185,000	209,833

PepsiCo, Inc. sr. unsec. unsub. notes 4.25%, 10/22/44	65,000	74,472

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17	879,000	880,860

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	90,000	92,700

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 12/15/21	126,000	130,410

Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	196,000	199,920

Revlon Consumer Products Corp. 144A company guaranty sr.
unsec. notes 6.25%, 8/1/24	115,000	118,738

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	295,000	318,355

Tyson Foods, Inc. company guaranty sr. unsec. bonds
4.875%, 8/15/34	132,000	146,100

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds
5.15%, 8/15/44	188,000	221,425

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9.75%, 2/1/19 ‡‡	42,625	22,165

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	25,000	25,953

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	240,000	253,611

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes
5.375%, 10/1/22	190,000	215,888

18,940,487
Energy (1.3%)
Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36	225,000	262,868

Anadarko Petroleum Corp. sr. unsec. unsub. notes
5.55%, 3/15/26	215,000	245,416

Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	80,000	81,500

Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	178,000	179,335

60 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Energy cont.
Antero Resources Finance Corp. company guaranty sr. unsec.
sub. notes 5.375%, 11/1/21	$126,000	$127,418

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	15,000	15,621

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	124,000	127,242

Archrock Partners LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6.00%, 10/1/22	187,000	173,443

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5.625%, 6/1/24 (Canada)	119,000	96,985

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5.125%, 6/1/21 (Canada)	19,000	15,604

BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	270,000	275,900

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 2.315%, 2/13/20 (United Kingdom)	185,000	188,362

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846%, 5/5/17 (United Kingdom)	885,000	888,845

California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	492,000	327,180

Callon Petroleum Co. 144A sr. unsec. notes 6.125%, 10/1/24 ##	105,000	108,675

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%,
5/15/17 (Canada)	1,185,000	1,212,698

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	70,000	72,450

Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	355,000	383,664

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)	115,000	94,895

Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	420,000	425,775

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	871,000	870,366

Concho Resources, Inc. company guaranty sr. unsec. notes
5.50%, 4/1/23	179,000	184,818

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5.50%, 10/1/22	76,000	78,850

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	885,000	878,894

Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	65,000	59,475

Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	345,000	344,138

Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	185,000	177,600

DCP Midstream Operating LP company guaranty sr. unsec.
notes 2.70%, 4/1/19	270,000	263,250

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	195,000	145,275

Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	287,000	300,633

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	158,000	156,870

Devon Financing Company, LLC company guaranty sr. unsec.
unsub. bonds 7.875%, 9/30/31	300,000	371,635

Dynamic Asset Allocation Growth Fund 61

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Energy cont.
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	$633,000	$449,430

EQT Midstream Partners LP company guaranty sr. unsec. sub.
notes 4.00%, 8/1/24	30,000	29,490

Halcon Resources Corp. 144A company guaranty notes
8.625%, 2/1/20	210,000	210,525

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	225,000	266,828

Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	255,000	262,331

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7.875%, 9/15/31	60,000	74,428

Key Energy Services, Inc. company guaranty sr. unsec. unsub.
notes 6.75%, 3/1/21 (In default) †	30,000	8,100

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	490,000	506,538

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	60,000	58,200

Linn Energy, LLC/Linn Energy Finance Corp. 144A company
guaranty notes 12.00%, 12/15/20 (In default) †	634,000	307,490

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. notes 10.375%, 2/15/17 (Canada) F	100,000	5

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25	110,000	104,461

MEG Energy Corp. 144A company guaranty sr. unsec. notes
7.00%, 3/31/24 (Canada)	145,000	114,550

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.50%, 3/15/21 (Canada)	130,000	106,113

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	340,000	375,517

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24	265,000	273,931

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	210,000	216,300

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	105,000	105,263

Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 6.05%, 3/1/41	245,000	145,469

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	75,000	71,625

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	215,000	205,863

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	419,538

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 8.75%, 5/23/26 (Brazil)	816,000	901,680

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 6.25%, 3/17/24 (Brazil)	3,088,000	3,003,080

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 4.875%, 3/17/20 (Brazil)	695,000	696,738

Petroleos de Venezuela SA sr. unsec. notes 5.125%,
10/28/16 (Venezuela)	715,000	693,550

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	515,000	216,249

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	300,000	261,690

62 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	$250,000	$238,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,125,000	1,196,807

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	250,000	253,125

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,280,000	1,241,344

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95%, 5/1/17	885,000	892,965

Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	355,000	359,438

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	90,000	81,900

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	135,000	124,200

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	285,000	306,731

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	1,125,000	1,153,125

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26	540,000	586,913

Samson Investment Co. company guaranty sr. unsec. notes
9.75%, 2/15/20 (In default) †	361,000	14,440

SandRidge Energy, Inc. 144A company guaranty notes 8.75%,
6/1/20 (In default) †	175,000	63,000

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	105,000	109,069

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes
8.25%, 5/15/20 (Canada)	180,000	191,925

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22 F	80,000	8

Seventy Seven Operating, LLC company guaranty sr. unsec.
unsub. notes 6.625%, 11/15/19 F	179,000	18

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.20%, 3/22/17 (Netherlands)	950,000	969,351

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 2.125%, 5/11/20 (Netherlands)	110,000	111,545

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	223,000	228,018

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	135,000	126,900

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	105,000	106,050

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	68,000	68,680

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	310,000	310,000

Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	110,000	131,597

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27	155,000	155,969

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25	75,000	75,094

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada)
(In default) †	42,000	5,460

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55%, 6/28/17 (France)	871,000	873,484

Dynamic Asset Allocation Growth Fund 63

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Energy cont.
Triangle USA Petroleum Corp. 144A company guaranty sr.
unsec. notes 6.75%, 7/15/22 (In default) †	$75,000	$16,500

Unit Corp. company guaranty sr. unsec. sub. notes
6.625%, 5/15/21	65,000	55,250

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26	80,000	83,197

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	68,000	62,900

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.00%, 3/15/19	210,000	203,175

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	235,000	291,400

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21	30,000	34,725

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	11,000	12,568

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	360,000	389,729

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	127,000	129,858

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6.125%, 7/15/22	56,000	58,141

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	583,000	589,245

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub.
notes 4.875%, 5/15/23	234,000	236,633

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	75,000	80,625

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	275,000	290,813

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	344,000	343,355

32,074,682
Financials (3.2%)
ABN Amro Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	420,000	428,420

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39	220,000	310,809

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	135,000	141,491

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	885,000	918,046

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	165,000	160,875

Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	357,000	440,003

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	101,000	115,393

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	269,000	305,988

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 12/1/17	146,000	151,840

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	535,000	559,744

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	109,000	120,173

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	230,000	224,900

American Express Co. sr. unsec. bonds 8.125%, 5/20/19	750,000	872,738

American Express Co. sr. unsec. notes 7.00%, 3/19/18	617,000	665,534

American Express Co. sr. unsec. notes 6.15%, 8/28/17	1,053,000	1,097,392

American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	387,000	517,903

64 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	$200,000	$219,787

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	425,000	442,349

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	305,000	332,322

Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	185,000	185,727

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	465,000	484,181

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	75,000	81,234

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	1,227,000	1,232,649

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
1.70%, 8/25/17	565,000	565,842

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,254,473

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%,
1/11/17 (Canada)	871,000	874,062

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969%, 6/20/17	270,000	271,443

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	505,000	515,968

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	885,000	885,560

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub.
notes 1.20%, 3/10/17 (Japan)	895,000	894,976

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	262,000	333,733

Barclays PLC jr. unsec. sub. FRB 6.625%, perpetual maturity
(United Kingdom)	405,000	370,069

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919%, perpetual maturity (Spain)	370,000	369,075

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	90,000	101,229

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21	215,000	225,105

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1.375%, 3/17/17 (France)	1,056,000	1,057,318

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%,
9/14/17 (France)	110,000	110,818

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	450,000	489,767

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	325,000	344,070

Camden Property Trust sr. unsec. unsub. notes
4.875%, 6/15/23 R	190,000	211,830

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	170,000	188,918

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	610,000	641,072

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	190,000	198,225

CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	236,000	252,945

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	137,000	144,304

Dynamic Asset Allocation Growth Fund 65

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	$339,000	$353,395

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	62,000	63,318

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	87,000	92,220

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20	118,000	126,113

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18	109,000	113,633

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	342,000	363,375

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18	213,000	226,046

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	146,000	154,578

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%,
perpetual maturity	14,000	14,490

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%,
perpetual maturity	324,000	330,512

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	42,000	42,420

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95%,
perpetual maturity	376,000	382,832

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	160,000	182,470

CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	405,000	401,963

Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	815,000	937,658

Commonwealth Bank of Australia/New York, NY sr. unsec.
bonds Ser. GMTN, 1.625%, 3/12/18	385,000	386,276

Commonwealth Bank of Australia/New York, NY sr. unsec.
unsub. bonds 1.125%, 3/13/17	1,210,000	1,210,312

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr.
unsec. notes 3.375%, 1/19/17 (Netherlands)	792,000	797,358

Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	85,000	87,975

Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	348,000	349,740

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%,
perpetual maturity (Switzerland)	490,000	465,500

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20 R	75,000	90,075

DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	190,000	119,700

Dresdner Funding Trust I 144A jr. unsec. sub. notes
8.151%, 6/30/31	100,000	119,000

Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	16,000	17,501

E*Trade Financial Corp. sr. unsec. unsub. notes
5.375%, 11/15/22	140,000	149,234

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23	170,000	175,950

EPR Properties company guaranty sr. unsec. sub. notes
5.25%, 7/15/23 R	380,000	409,651

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	235,000	234,706

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	385,000	393,663

66 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	$156,000	$151,125

Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	230,000	248,360

GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	1,586,000	1,780,071

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN
6.15%, 11/15/66	95,000	42,513

Goldman Sachs Group, Inc. (The) sr. unsec. notes
7.50%, 2/15/19	335,000	378,645

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	930,000	950,429

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	494,000	499,460

Goldman Sachs Group, Inc. (The) unsec. sub. notes
6.75%, 10/1/37	122,000	155,404

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	100,000	113,613

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	195,000	204,744

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	155,000	160,107

Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	110,000	112,214

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176%, perpetual maturity (Jersey)	833,000	1,262,678

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	688,000	791,378

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	130,000	135,287

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
sub. notes 8.125%, 7/15/19 ‡‡	30,000	29,250

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	234,000	238,680

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	322,000	323,610

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	174,000	167,040

ING Bank NV 144A unsec. sub. notes 5.80%,
9/25/23 (Netherlands)	1,960,000	2,192,187

International Lease Finance Corp. sr. unsec. unsub. notes
6.25%, 5/15/19	45,000	48,713

International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	146,000	162,243

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19 R	55,000	54,856

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	488,000	494,710

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%,
perpetual maturity	363,000	372,983

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN,
2.295%, 8/15/21	690,000	691,501

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17	882,000	887,048

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	115,000	122,706

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	962,000	977,115

KKR Group Finance Co. III, LLC 144A company guaranty sr.
unsec. unsub. bonds 5.125%, 6/1/44	160,000	162,823

Dynamic Asset Allocation Growth Fund 67

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	$355,000	$412,767

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.80%, 3/15/37	1,054,000	1,233,180

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	200,000	207,072

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	185,000	206,113

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%,
12/1/45 (United Kingdom)	479,000	509,845

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	305,000	313,906

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	330,000	369,421

Metropolitan Life Global Funding I 144A sr. notes
3.00%, 1/10/23	155,000	159,852

MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes
5.625%, 5/1/24	100,000	108,470

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	385,000	415,574

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes
3.85%, 3/1/26 (Japan)	255,000	276,582

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17	966,000	981,908

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6.375%, 3/1/24 R	115,000	124,775

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.524%,
12/9/19 (Australia)	725,000	725,338

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%,
7/25/18 (Australia)	475,000	482,097

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 10/1/20	220,000	223,564

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	310,000	303,800

Nationwide Mutual Insurance Co. 144A unsec. sub. notes
9.375%, 8/15/39	135,000	212,877

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 5.875%, 3/15/22	243,000	253,631

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 4.875%, 4/15/45	250,000	213,438

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	120,000	126,150

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	120,000	126,300

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	515,000	518,373

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT,
1.125%, 1/27/17	890,000	890,549

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	234,000	256,024

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	346,000	333,025

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6.75%, 6/15/21	284,000	286,485

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	160,000	177,400

68 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	$388,000	$417,100

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	144,000	148,320

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	75,000	82,646

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	885,000	897,454

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	285,000	310,637

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	205,000	188,088

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%,
5/28/24 (United Kingdom)	760,000	760,806

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%,
7/3/18 (United Kingdom)	515,000	528,964

Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	400,000	408,802

Santander UK Group Holdings PLC 144A unsec. sub. notes
4.75%, 9/15/25 (United Kingdom)	280,000	279,457

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17
(United Kingdom)	950,000	949,994

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	355,000	369,010

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes
6.125%, 2/7/22 (Russia)	220,000	242,550

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub.
notes 4.95%, 2/7/17 (Russia)	320,000	323,188

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	35,000	35,539

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	35,000	35,208

Simon Property Group LP sr. unsec. unsub. notes
2.20%, 2/1/19 R	760,000	774,663

Simon Property Group LP 144A sr. unsec. unsub. notes
1.50%, 2/1/18 R	802,000	804,481

Societe Generale SA company guaranty sr. unsec. notes 2.75%,
10/12/17 (France)	375,000	379,669

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	85,000	93,288

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 7.75%, 10/1/21	50,000	52,438

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.00%, 6/1/20	524,000	536,445

Springleaf Finance Corp. sr. unsec. unsub. notes
5.25%, 12/15/19	40,000	40,850

Standard Chartered Bank 144A unsec. sub. notes 8.00%,
5/30/31 (United Kingdom)	270,000	356,194

Standard Chartered PLC unsec. sub. notes 5.70%, 1/25/22
(United Kingdom)	250,000	273,705

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2.875%, 4/4/17 (Sweden)	458,000	462,120

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	255,000	271,338

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8.125%, 9/15/17), 3/15/46 ††	570,000	575,700

Dynamic Asset Allocation Growth Fund 69

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Financials cont.
TMX Finance, LLC/TitleMax Finance Corp. 144A company
guaranty sr. notes 8.50%, 9/15/18	$56,000	$41,720

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	72,000	72,199

Travelers Property Casualty Corp. company guaranty sr. unsec.
unsub. bonds 7.75%, 4/15/26	110,000	150,312

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company
guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	240,000	249,600

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	206,000	200,464

UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 4.125%, 4/15/26 (Jersey)	508,000	534,520

UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 3.00%, 4/15/21 (Jersey)	1,045,000	1,073,517

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT,
1.10%, 1/30/17	900,000	900,142

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21	235,000	238,525

VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	410,000	424,350

VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	85,000	89,888

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	2,000,000	2,206,365

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)	300,000	316,881

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6.875%, 5/29/18 (Russia)	1,976,000	2,094,702

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95%, 10/17/22 (Russia)	400,000	427,000

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17	95,000	97,801

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23	125,000	127,031

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	440,000	477,400

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17	871,000	874,764

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	220,000	240,832

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	245,000	244,605

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	95,000	99,493

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	290,000	293,263

75,536,001
Health care (0.8%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	14,000	14,634

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	240,000	246,142

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	820,000	835,969

AbbVie, Inc. sr. unsec. notes 1.75%, 11/6/17	793,000	795,605

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 6.125%, 3/15/21	220,000	227,150

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 5.125%, 7/1/22	140,000	138,600

70 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Health care cont.
Actavis Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	$403,000	$440,650

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	201,000	211,017

Actavis Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	595,000	601,135

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	255,000	243,525

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	345,000	365,249

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17	885,000	890,134

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	270,000	376,913

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 9/15/17
(United Kingdom)	885,000	923,560

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	465,000	498,059

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	245,000	265,825

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	290,000	307,400

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	180,000	185,850

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5.125%, 8/1/21	68,000	67,490

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	259,000	222,740

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	235,000	257,752

Concordia International Corp. 144A company guaranty sr.
unsec. notes 7.00%, 4/15/23 (Canada)	180,000	115,200

ConvaTec Healthcare E SA 144A company guaranty sr. unsec.
unsub. notes 10.50%, 12/15/18 (Luxembourg)	215,000	218,225

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22	227,000	200,328

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%,
2/1/22 (Netherlands)	389,000	411,368

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	120,000	106,500

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)	310,000	273,963

Endo Limited/Endo Finance LLC/Endo Finco, Inc.
144A company guaranty sr. unsec. unsub. notes 6.00%,
7/15/23 (Ireland)	285,000	260,063

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	120,000	122,700

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	370,000	393,125

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	532,000	590,520

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	260,000	274,300

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	244,000	251,930

HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	48,000	55,080

HCA, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 2/1/25	50,000	51,625

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	180,000	187,200

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	554,000	593,547

Dynamic Asset Allocation Growth Fund 71

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Health care cont.
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	$115,000	$124,488

Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	125,000	118,438

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes
5.25%, 12/1/23	85,000	89,356

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	763,000	765,898

Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	140,000	144,550

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	530,000	535,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	534,000	561,341

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	168,000	174,720

Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	445,000	471,700

Shire Acquisitions Investments Ireland DAC company guaranty
sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	130,000	130,906

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	105,000	109,200

Tenet Healthcare Corp. company guaranty sr. bonds
4.50%, 4/1/21	53,000	53,331

Tenet Healthcare Corp. company guaranty sr. bonds
4.375%, 10/1/21	82,000	81,590

Tenet Healthcare Corp. company guaranty sr. FRN
4.35%, 6/15/20	185,000	185,944

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	305,000	326,350

Tenet Healthcare Corp. company guaranty sr. notes
4.75%, 6/1/20	31,000	31,465

Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	174,000	184,005

Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	259,000	260,198

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	396,000	420,874

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	310,000	345,543

UnitedHealth Group, Inc. sr. unsec. unsub. notes
4.625%, 11/15/41	55,000	63,670

UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.95%, 10/15/42	245,000	259,849

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	245,000	253,449

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 10/15/20	183,000	171,563

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	160,000	137,800

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	180,000	155,250

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	14,000	12,495

72 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	$85,000	$72,675

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	305,000	282,125

18,745,146
Technology (0.5%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	150,000	162,307

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	15,000	15,325

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	262,000	289,091

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	314,000	319,977

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21	115,000	25,300

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19	305,000	224,938

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17	395,000	398,940

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17	401,000	401,161

CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	130,000	138,613

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,082,000	1,190,036

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
bonds 8.35%, 7/15/46	242,000	289,759

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
notes 5.45%, 6/15/23	1,151,000	1,233,247

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
unsec. notes 5.875%, 6/15/21	80,000	84,998

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17	885,000	886,058

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5.00%, 3/15/22	105,000	108,753

Fidelity National Information Services, Inc. sr. unsec. unsub.
notes 5.00%, 10/15/25	170,000	193,862

First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	385,000	407,138

First Data Corp. 144A notes 5.75%, 1/15/24	225,000	231,188

First Data Corp. 144A sr. notes 5.375%, 8/15/23	180,000	185,400

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	390,000	389,576

Infor Software Parent LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	395,000	383,150

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	365,000	369,563

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	65,000	68,250

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	890,000	892,779

Iron Mountain, Inc. company guaranty sr. unsec. notes
6.00%, 8/15/23 R	231,000	246,593

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
6.00%, 10/1/20 R	80,000	84,400

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	84,000	91,451

Micron Technology, Inc. company guaranty sr. unsec. unsub.
notes 5.875%, 2/15/22	180,000	183,600

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23	125,000	138,843

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	355,000	355,300

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	60,000	76,030

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	250,000	269,713

Dynamic Asset Allocation Growth Fund 73

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Technology cont.
NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec.
notes 4.625%, 6/1/23 (Netherlands)	$335,000	$366,406

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	550,000	550,100

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	355,000	363,513

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	200,000	206,000

Zebra Technologies Corp. sr. unsec. unsub. bonds
7.25%, 10/15/22	295,000	319,706

12,141,064
Transportation (0.1%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes
6.375%, 5/15/23	480,000	464,400

Burlington Northern Santa Fe, LLC sr. unsec. notes
5.40%, 6/1/41	105,000	133,178

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	95,000	123,388

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	255,239

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	95,998	108,358

FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	45,000	46,426

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3.75%, 9/3/26	155,483	163,257

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6.375%, 4/1/23	561,000	566,610

1,860,856
Utilities and power (0.5%)
AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20	99,000	116,573

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	435,000	448,050

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	59,000	59,590

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	227,000	260,483

American Transmission Systems, Inc. 144A sr. unsec. unsub.
bonds 5.00%, 9/1/44	465,000	524,921

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	35,000	40,250

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	7,000	9,298

Boardwalk Pipelines LP company guaranty sr. unsec. unsub.
bonds 5.95%, 6/1/26	125,000	137,653

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	325,000	320,938

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	42,000	43,995

Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	34,000	35,913

Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	30,000	32,691

Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	624,000	699,432

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.20%, 3/15/42	130,000	142,189

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16	19,000	19,024

Duke Energy Corp. sr. unsec. unsub. notes 2.15%, 11/15/16	265,000	265,321

Dynegy, Inc. company guaranty sr. unsec. notes
7.375%, 11/1/22	15,000	14,813

74 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Utilities and power cont.
Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19	$315,000	$322,875

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	10,000	9,820

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	515,000	556,860

El Paso Natural Gas Co., LLC company guaranty sr. unsec.
unsub. notes 8.375%, 6/15/32	5,000	6,265

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%,
perpetual maturity (France)	682,000	669,213

Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	165,000	182,861

Emera US Finance LP 144A company guaranty sr. unsec. notes
3.55%, 6/15/26	303,000	314,029

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11.75%, 3/1/22 (In default) †	134,882	165,905

Energy Transfer Equity LP company guaranty sr. notes
7.50%, 10/15/20	104,000	114,140

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	410,000	425,375

Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	155,000	161,887

Energy Transfer Partners LP sr. unsec. unsub. notes
6.50%, 2/1/42	85,000	90,072

Energy Transfer Partners LP sr. unsec. unsub. notes
5.20%, 2/1/22	75,000	81,311

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	531,000	563,084

GenOn Americas Generation, LLC sr. unsec. notes
8.50%, 10/1/21	220,000	187,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20	143,000	106,535

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 7.25%, 10/1/20	132,000	136,785

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22	42,000	43,680

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	255,000	255,639

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	270,000	278,744

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	155,000	154,513

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	157,000	189,818

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	235,000	329,062

Nevada Power Co. mtge. notes 7.125%, 3/15/19	115,000	130,930

NiSource Finance Corp. company guaranty sr. unsec. notes
6.125%, 3/1/22	75,000	89,490

NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	231,000	241,395

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
6.625%, 1/15/27	285,000	279,300

NRG Energy, Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/15/26	185,000	188,238

Dynamic Asset Allocation Growth Fund 75

CORPORATE BONDS AND NOTES (11.3%)* cont.	Principal amount	Value

Utilities and power cont.
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	$205,000	$209,290

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	57,288

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	80,000	88,444

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	423,100

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	112,000	149,353

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	425,000	465,842

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	15,000	15,842

Public Service Electric & Gas Co. sr. notes Ser. MTN,
5.50%, 3/1/40	75,000	97,884

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A,
6.974%, 6/1/67	775,000	666,500

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	80,000	84,436

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	157,000	173,120

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23	109,000	112,530

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	72,000	72,485

Southern Star Central Corp. 144A sr. unsec. notes
5.125%, 7/15/22	185,000	186,388

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11.50%, 10/1/20 (In default) †	90,000	27,450

Texas Gas Transmission, LLC 144A sr. unsec. notes
4.50%, 2/1/21	411,000	425,894

Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20	20,000	22,697

Union Electric Co. sr. notes 6.40%, 6/15/17	140,000	145,033

		12,869,536

Total corporate bonds and notes (cost $261,430,599)		$271,119,513

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (8.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46	$989,786	$1,089,808
3.50%, TBA, 10/1/46	32,000,000	33,990,000

35,079,808
U.S. Government Agency Mortgage Obligations (6.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 08/01/24 [i]	29,562	31,787

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 11/1/46	11,000,000	12,608,750
6.00%, TBA, 10/1/46	11,000,000	12,615,625
4.50%, with due dates from 2/1/39 to 4/1/39	80,855	89,022
4.00%, TBA, 11/1/46	30,000,000	32,178,516
4.00%, TBA, 10/1/46	30,000,000	32,217,186
3.50%, with due dates from 1/1/43 to 11/1/45	1,928,210	2,048,978

76 Dynamic Asset Allocation Growth Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (8.1%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
3.50%, TBA, 10/1/46	$1,000,000	$1,055,313
3.00%, 6/1/46	1,979,230	2,068,914
3.00%, TBA, 11/1/46	22,000,000	22,819,843
3.00%, TBA, 10/1/46	23,000,000	23,909,218
3.00%, TBA, 10/1/31	17,000,000	17,847,345

		159,490,497

Total U.S. government and agency mortgage obligations (cost $194,242,813)		$194,570,305

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41 [i]	$47,257	$63,710

Total U.S. treasury obligations (cost $63,710)		$63,710

MORTGAGE-BACKED SECURITIES (2.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.2%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.025%,
7/25/25 (Bermuda) F	$134,891	$135,229

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, 21.874%, 11/15/35	81,453	129,059
IFB Ser. 3249, Class PS, 20.545%, 12/15/36	49,938	77,610
IFB Ser. 3065, Class DC, 18.287%, 3/15/35	68,374	103,516
IFB Ser. 2990, Class LB, 15.606%, 6/15/34	76,582	99,066
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2,
Class M2, 3.125%, 12/25/27	788,000	804,934
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2,
Class M1, 1.775%, 10/25/28	479,018	480,256
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M1, 1.725%, 11/25/28	242,194	242,822
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1,
Class M1, 1.575%, 3/25/25	91,216	91,250
FRB Ser. T-56, Class A, IO, 0.524%, 5/25/43	86,064	1,425
Ser. 3326, Class WF, zero %, 10/15/35	1,709	1,408
Ser. 1208, Class F, PO, zero %, 2/15/22	474	432
FRB Ser. T-56, Class 2, IO, zero %, 5/25/43	85,245	—

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.748%, 7/25/36	23,573	47,868
IFB Ser. 06-8, Class HP, 22.641%, 3/25/36	42,305	72,850
IFB Ser. 07-53, Class SP, 22.274%, 6/25/37	68,432	108,975
IFB Ser. 05-75, Class GS, 18.674%, 8/25/35	54,058	76,809
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	2,087,323	182,683
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1.875%, 1/25/29	247,256	248,231
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1.725%, 7/25/24	201,689	202,137
FRB Ser. 03-W10, Class 1, IO, 0.624%, 6/25/43	100,880	1,285
FRB Ser. 01-50, Class B1, IO, 0.387%, 10/25/41	706,530	8,390

Dynamic Asset Allocation Growth Fund 77

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 01-79, Class BI, IO, 0.306%, 3/25/45	$295,201	$2,698
FRB Ser. 02-W8, Class 1, IO, 0.301%, 6/25/42	470,332	5,585
Ser. 03-34, Class P1, PO, zero %, 4/25/43	15,192	12,854

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	826,131	146,065
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	31,012	3,219
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	171,999	26,307
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	279,470	10,922
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,878,510	183,044
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	3,860,390	377,724
Ser. 15-H25, Class BI, IO, 2.092%, 10/20/65	5,971,521	767,938
Ser. 15-H26, Class EI, IO, 1.702%, 10/20/65	3,345,861	352,988
Ser. 15-H24, Class BI, IO, 1.596%, 8/20/65	6,675,026	447,894

5,453,473
Commercial mortgage-backed securities (1.5%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.483%, 1/15/49	788,971	1,986

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.497%, 2/10/51	4,187,444	11,778

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.555%, 11/10/41	102,497	1,298
FRB Ser. 04-4, Class XC, IO, 0.044%, 7/10/42	57,829	27
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42	1,666,580	167

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134%, 2/13/42	74,209	73,912
FRB Ser. 04-PR3I, Class X1, IO, 0.328%, 2/11/41	25,379	135

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.565%, 3/11/39	435,000	415,251
FRB Ser. 06-PW11, Class C, 5.565%, 3/11/39	261,000	237,072
FRB Ser. 06-PW14, Class X1, IO, 0.791%, 12/11/38	3,488,945	47,938

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO,
1.669%, 7/15/29	72,189	1,898

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4,
Class XW, IO, 0.588%, 12/11/49	1,265,675	987

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.386%, 4/15/44	295,000	154,669
FRB Ser. 11-C2, Class E, 5.885%, 12/15/47	562,000	571,816

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46	530,000	578,925
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	382,000	412,915
FRB Ser. 14-GC19, Class XA, IO, 1.424%, 3/10/47	1,913,858	122,506

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.731%, 10/15/49	13,531,616	5,819

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49	725,000	729,495
FRB Ser. 14-CR18, Class C, 4.895%, 7/15/47	1,626,000	1,708,423
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	1,156,000	1,126,947
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	325,000	363,646

78 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-LC15, Class XA, IO, 1.536%, 4/10/47	$12,312,309	$777,658
FRB Ser. 14-CR17, Class XA, IO, 1.331%, 5/10/47	6,761,694	399,382
FRB Ser. 14-UBS6, Class XA, IO, 1.207%, 12/10/47	7,025,855	411,280

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46	458,000	361,344
FRB Ser. 06-C8, Class XS, IO, 0.69%, 12/10/46	15,236,504	7,009

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.638%, 2/15/40	18,480,645	40,528
FRB Ser. 07-C2, Class AX, IO, 0.213%, 1/15/49	11,729,403	1,056

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40	52,557	54,660
FRB Ser. 03-C3, Class AX, IO, 2.201%, 5/15/38	97,496	7

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.943%, 4/15/50	1,515,000	1,289,644

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49	19,878	19,878

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.727%, 7/10/44	431,000	448,397
FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44	996,000	1,040,023

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.109%, 7/10/45	1,138,628	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.487%, 3/10/44	235,333	231,568

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.387%, 12/10/49	25,755,219	42,617

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.784%, 5/10/43	298,113	651

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.748%, 2/10/46	3,963,543	299,089

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10,
Class D, 4.557%, 2/10/46	436,000	404,695

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46	722,000	723,877
FRB Ser. 14-GC22, Class XA, IO, 1.209%, 6/10/47	8,245,577	466,922

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.847%, 1/10/45	209,000	209,734
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44	1,128,000	1,154,775
FRB Ser. 13-GC12, Class D, 4.615%, 6/10/46	939,000	837,832
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38	59,281	1

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C17,
Class XA, IO, 1.187%, 1/15/47	9,127,547	443,690

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.563%, 12/15/47	165,000	165,990
FRB Ser. 12-LC9, Class E, 4.563%, 12/15/47	537,000	515,037

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.285%, 2/12/51	113,000	112,887
FRB Ser. 05-LDP5, Class F, 5.735%, 12/15/44	644,000	644,000
Ser. 06-LDP8, Class B, 5.52s, 5/15/45	306,000	309,023

Dynamic Asset Allocation Growth Fund 79

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45	$352,175	$352,175
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49	235,483	237,236
Ser. 04-LN2, Class A2, 5.115%, 7/15/41	16,447	16,465
FRB Ser. 05-LDP2, Class B, 4.882%, 7/15/42	243,000	243,486
FRB Ser. 13-LC11, Class XA, IO, 1.669%, 4/15/46	19,467,992	1,281,383
FRB Ser. 06-CB17, Class X, IO, 0.742%, 12/12/43	3,094,364	10,227
FRB Ser. 06-LDP8, Class X, IO, 0.676%, 5/15/45	261,991	2
FRB Ser. 07-LDPX, Class X, IO, 0.443%, 1/15/49	6,121,515	25,597

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.385%, 2/12/51	260,000	228,800
FRB Ser. 12-C6, Class E, 5.364%, 5/15/45	943,000	908,298
FRB Ser. 12-C8, Class D, 4.815%, 10/15/45	594,000	582,595
FRB Ser. 05-CB12, Class X1, IO, 0.477%, 9/12/37	289,965	1,097

LB-UBS Commercial Mortgage Trust
Ser. 06-C1, Class AJ, 5.276%, 2/15/41	499,465	496,194
FRB Ser. 07-C2, Class XW, IO, 0.649%, 2/15/40	645,234	1,176

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.79%, 9/15/39	7,024,892	72,020
FRB Ser. 05-C5, Class XCL, IO, 0.496%, 9/15/40	1,199,385	10,630
FRB Ser. 05-C7, Class XCL, IO, 0.466%, 11/15/40	410,014	3,279
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	118,844	7

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.40%, 4/20/48	788,000	722,541

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.574%, 8/12/39	260,704	141
FRB Ser. 05-MCP1, Class XC, IO, 0.019%, 6/12/43	154,341	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44	12,125	138
FRB Ser. 06-C4, Class X, IO, 5.716%, 7/15/45	138,221	2,115

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ,
5.485%, 7/12/46	130,133	128,480

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45	518,000	549,546
FRB Ser. 14-C17, Class XA, IO, 1.416%, 8/15/47	5,704,928	343,551

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42	358,000	350,840
Ser. 07-IQ14, Class A2, 5.61%, 4/15/49	55,673	55,625
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 F	312,000	187,143
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44	343,000	339,879

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.324%, 7/15/49	647,000	681,615
FRB Ser. 11-C3, Class E, 5.324%, 7/15/49	545,000	563,815

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123%, 8/10/49	284,000	305,925
FRB Ser. 12-C4, Class XA, IO, 1.92%, 12/10/45	9,358,389	717,668

80 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44	$400,000	$398,760
FRB Ser. 06-C29, IO, 0.485%, 11/15/48	16,300,193	489
FRB Ser. 07-C34, IO, 0.449%, 5/15/46	3,534,818	7,070

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.084%, 6/15/45	5,348,902	1,070
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42	120,764	12

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46	280,000	308,459
FRB Ser. 13-LC12, Class C, 4.432%, 7/15/46	408,000	428,604
FRB Ser. 14-LC16, Class XA, IO, 1.608%, 8/15/50	2,323,915	156,609

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.432%, 7/15/46	655,000	603,001

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47	396,000	416,473
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	256,000	281,062
FRB Ser. 13-C17, Class XA, IO, 1.70%, 12/15/46	6,562,842	401,646
FRB Ser. 14-C22, Class XA, IO, 1.088%, 9/15/57	15,773,878	808,254

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.866%, 11/15/44	280,000	288,736
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44	819,000	853,316
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	344,000	361,028
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46	524,000	479,119
FRB Ser. 12-C10, Class D, 4.601%, 12/15/45	491,000	461,924
Ser. 14-C19, Class D, 4.234%, 3/15/47	331,000	270,218
FRB Ser. 12-C9, Class XA, IO, 2.282%, 11/15/45	6,251,462	531,812
FRB Ser. 12-C10, Class XA, IO, 1.862%, 12/15/45	5,614,251	413,040
FRB Ser. 13-C12, Class XA, IO, 1.528%, 3/15/48	1,483,250	87,614
FRB Ser. 12-C9, Class XB, IO, 0.866%, 11/15/45	10,038,000	386,493

35,345,363
Residential mortgage-backed securities (non-agency) (0.5%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3,
1.559%, 1/26/46	180,000	134,546

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.447%, 6/25/46	1,733,483	1,381,672
FRB Ser. 05-27, Class 1A1, 1.424%, 8/25/35	314,096	232,337
FRB Ser. 05-59, Class 1A1, 0.862%, 11/20/35	857,713	729,769
FRB Ser. 06-OC2, Class 2A3, 0.815%, 2/25/36	308,019	223,314
FRB Ser. 06-OA10, Class 4A1, 0.715%, 8/25/46	2,003,325	1,451,910

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3, 5.675%, 11/25/28	400,000	426,970
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4,
Class M3, 4.324%, 3/25/29	700,000	703,766

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.425%, 10/25/28	1,090,000	1,191,418
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.225%, 4/25/28	1,550,000	1,675,915

Dynamic Asset Allocation Growth Fund 81

MORTGAGE-BACKED SECURITIES (2.2%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.075%, 4/25/28		$470,000	$506,704
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
5.825%, 10/25/28		430,000	463,216
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.525%, 7/25/25		650,000	691,138
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.525%, 7/25/25		20,000	21,539
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
4.975%, 1/25/29		610,000	631,213

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6,
Class M1, 1.35%, 8/25/34		311,798	305,562

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4,
Class CB1, 0.598%, 8/26/47		160,000	119,200

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.485%, 7/25/45		494,055	457,742
FRB Ser. 05-AR19, Class A1C3, 1.025%, 12/25/45		121,486	106,470
FRB Ser. 05-AR13, Class A1C3, 1.015%, 10/25/45		304,058	262,021
FRB Ser. 04-AR12, Class A2B, 0.985%, 10/25/44		587,931	545,776
FRB Ser. 05-AR11, Class A1B3, 0.925%, 8/25/45		699,889	639,698

			12,901,896

Total mortgage-backed securities (cost $53,695,333)			$53,700,732

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)*	Principal amount/units		Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%,
7/6/36 (Argentina)		$1,015,000	$1,076,323

Argentina (Republic of) 144A sr. unsec. notes 7.50%,
4/22/26 (Argentina)		648,000	729,864

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		490,000	521,850

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	3,896	1,172,067

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%,
3/16/24 (Argentina)		$739,000	825,898

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10.875%, 1/26/21 (Argentina)		615,000	713,400

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		189,000	198,450

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%,
4/27/17 (Croatia)		200,000	204,750

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%,
1/26/24 (Croatia)		200,000	230,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		430,000	491,951

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	223,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		300,000	380,250

82 Dynamic Asset Allocation Growth Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)* cont.	Principal amount/units	Value

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)	$285,000	$294,263

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)	1,200,000	1,386,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)	270,000	289,117

Total foreign government and agency bonds and notes (cost $9,015,883)		$8,737,683

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20	$389,151	$285,418

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.25%, 3/1/17	651,923	711,410

Caesars Growth Properties Holdings, LLC bank term loan FRN
6.25%, 5/8/21	642,238	633,206

CPG International, Inc. bank term loan FRN Ser. B,
4.75%, 9/30/20	92,057	92,172

Gates Global, LLC/Gates Global Co. bank term loan FRN
4.25%, 7/6/21	174,487	171,683

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19	187,084	156,683

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20	134,295	124,290

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20	243,040	224,117

Revlon Consumer Products Corp. bank term loan FRN Ser. B,
4.25%, 9/7/23	300,000	300,643

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.998%, 10/10/17	619,610	179,784

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.998%, 10/10/17	6,359	1,845

Total senior loans (cost $3,370,538)		$2,881,251

WARRANTS (0.1%)* †	Expiration	Strike
	date	price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	2,341	$5,361

Seventy Seven Energy, Inc.	8/1/21	23.82	690	1,622

Shenzen Airport Co. 144A (China)	7/14/17	0.00	484,800	643,977

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	213,400	1,067,320

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	281,300	930,778

Total warrants (cost $2,385,523)				$2,649,058

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%,
2/25/17 (acquired 2/4/16, cost $2,287,000) ΔΔ	$2,287,000	$2,287,000

Total asset-backed securities (cost $2,287,000)		$2,287,000

Dynamic Asset Allocation Growth Fund 83

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16 R		$87,000	$87,653

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18		83,000	132,437

Navistar International Corp. cv. sr. unsec. sub. bonds
4.50%, 10/15/18		106,000	100,303

Total convertible bonds and notes (cost $247,374)			$320,393

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R		7,578	$233,379

Total convertible preferred stocks (cost $138,507)			$233,379

PREFERRED STOCKS (—%)*		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		6,720	$170,755

Total preferred stocks (cost $168,119)			$170,755

INVESTMENT COMPANIES (—%)*		Shares	Value

Fifth Street Finance Corp.		5,743	$33,367

Hercules Capital, Inc.		822	11,146

Medley Capital Corp.		1,801	13,742

PennantPark Investment Corp.		2,624	19,732

Solar Capital, Ltd.		701	14,385

Total investment companies (cost $87,778)			$92,372

SHORT-TERM INVESTMENTS (27.4%)*	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.67% [d]	Shares	35,643,138	$35,643,138

Putnam Short Term Investment Fund 0.51% L	Shares	265,801,591	265,801,591

State Street Institutional Liquid Reserves Fund Trust
Class 0.34% P	Shares	2,620,000	2,620,000

Federal Farm Credit Banks Funding Corporation discount notes
0.210%, 10/28/16		$4,000,000	3,999,472

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/18/16		17,600,000	17,598,610

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/13/16		17,700,000	17,699,062

Federal Home Loan Banks unsec. discount notes
0.300%, 10/13/16		10,000,000	9,999,470

Federal Home Loan Banks unsec. discount notes
0.275%, 10/12/16		40,200,000	40,198,070

Federal Home Loan Banks unsec. discount notes
0.260%, 10/11/16		11,850,000	11,849,502

Federal Home Loan Banks unsec. discount notes
0.300%, 10/5/16		10,000,000	9,999,890

Federal Home Loan Banks unsec. discount notes
0.268%, 10/4/16		50,000,000	49,999,750

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.195%, 10/28/16		2,000,000	1,999,737

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.235%, 10/21/16		17,600,000	17,598,328

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.245%, 10/11/16		17,600,000	17,599,261

84 Dynamic Asset Allocation Growth Fund

SHORT-TERM INVESTMENTS (27.4%)* cont.	Principal amount/shares	Value

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.250%, 10/6/16	$17,600,000	$17,599,718

Federal National Mortgage Association unsec. discount notes
0.260%, 11/9/16	17,600,000	17,596,022

Federal National Mortgage Association unsec. discount notes
0.210%, 10/26/16	21,717,000	21,714,372

Federal National Mortgage Association unsec. discount notes
0.300%, 10/4/16	25,000,000	24,999,325

U.S. Treasury Bills 0.259%, 11/3/16 # Δ §	40,000,000	39,993,079

U.S. Treasury Bills 0.320%, 10/20/16 # Δ §	25,000,000	24,997,877

U.S. Treasury Bills 0.260%, 10/13/16	5,000,000	4,999,760

Total short-term investments (cost $654,493,900)		$654,506,034

TOTAL INVESTMENTS

Total investments (cost $2,484,208,264)		$2,621,926,648

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period

BKNT	Bank Note

bp	Basis Points

DAC	Designated Activity Company

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

GMTN	Global Medium Term Notes

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only

MTN	Medium Term Notes

NVDR	Non-voting Depository Receipts

OAO	Open Joint Stock Company

OJSC	Open Joint Stock Company

PJSC	Public Joint Stock Company

PO	Principal Only

TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2015 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $2,391,863,450.

† This security is non-income-producing.

Dynamic Asset Allocation Growth Fund 85

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,432,882, or 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

### When-issued security (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

  UR At the reporting period end, 1,300 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.

At the close of the reporting period, the fund maintained liquid assets totaling $347,033,993 to cover certain derivative contracts, securities sold short, delayed delivery securities, when-issued securities, and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

86 Dynamic Asset Allocation Growth Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	80.0%	Netherlands	0.6%

Japan	2.7	Russia	0.6

United Kingdom	2.6	Taiwan	0.6

France	1.6	Canada	0.6

China	1.4	Brazil	0.5

Germany	1.1	Hong Kong	0.5

Switzerland	0.8	India	0.5

Australia	0.8	Other	4.3

South Korea	0.8	Total	100.0%

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $317,286,129)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$1,102,004	$999,465	$102,539

	British Pound	Sell	12/21/16	1,672,787	1,712,494	39,707

	Canadian Dollar	Sell	10/19/16	2,271,945	2,300,199	28,254

	Euro	Buy	12/21/16	4,825,309	4,819,257	6,052

	Hong Kong Dollar	Sell	11/16/16	2,071,594	2,071,798	204

	Japanese Yen	Buy	11/16/16	2,062,700	2,074,049	(11,349)

	Mexican Peso	Buy	10/19/16	2,262,725	2,352,454	(89,729)

	Mexican Peso	Sell	10/19/16	2,262,725	2,337,658	74,933

	New Zealand Dollar	Buy	10/19/16	4,784,118	4,728,990	55,128

	New Zealand Dollar	Sell	10/19/16	4,784,118	4,738,942	(45,176)

	Norwegian Krone	Sell	12/21/16	2,438,319	2,365,681	(72,638)

	Swedish Krona	Sell	12/21/16	2,394,340	2,410,141	15,801

Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	1,058,392	1,019,615	38,777

	British Pound	Sell	12/21/16	1,856,748	1,898,905	42,157

	Canadian Dollar	Buy	10/19/16	3,553,102	3,609,317	(56,215)

	Canadian Dollar	Sell	10/19/16	3,553,102	3,569,847	16,745

	Euro	Buy	12/21/16	6,672,568	6,621,736	50,832

	Hong Kong Dollar	Buy	11/16/16	1,006,479	1,006,773	(294)

	Japanese Yen	Buy	11/16/16	241,557	268,693	(27,136)

	New Zealand Dollar	Buy	10/19/16	373,674	373,593	81

	New Zealand Dollar	Sell	10/19/16	373,674	365,586	(8,088)

	Swedish Krona	Sell	12/21/16	862,635	862,436	(199)

	Swiss Franc	Buy	12/21/16	3,370,593	3,326,834	43,759

Citibank, N.A.
	Australian Dollar	Buy	10/19/16	4,379,861	4,252,056	127,805

	British Pound	Sell	12/21/16	1,379,774	1,410,794	31,020

	Canadian Dollar	Buy	10/19/16	4,460,264	4,469,561	(9,297)

	Canadian Dollar	Sell	10/19/16	4,460,264	4,522,106	61,842

Dynamic Asset Allocation Growth Fund 87

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $317,286,129) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.
	Danish Krone	Buy	12/21/16	$1,159,821	$1,151,483	$8,338

	Euro	Buy	12/21/16	2,394,503	2,385,254	9,249

	New Zealand Dollar	Buy	10/19/16	3,502,784	3,426,625	76,159

	New Zealand Dollar	Sell	10/19/16	3,502,784	3,501,581	(1,203)

	South African Rand	Buy	10/19/16	2,462,112	2,251,729	210,383

	South African Rand	Sell	10/19/16	2,462,112	2,381,613	(80,499)

	Swedish Krona	Sell	12/21/16	2,388,945	2,386,736	(2,209)

Credit Suisse International
	Australian Dollar	Buy	10/19/16	5,167,324	4,966,270	201,054

	British Pound	Buy	12/21/16	9,754,874	9,980,075	(225,201)

	Canadian Dollar	Buy	10/19/16	3,586,796	3,592,853	(6,057)

	Canadian Dollar	Sell	10/19/16	3,586,796	3,635,893	49,097

	Hong Kong Dollar	Sell	11/16/16	2,549,186	2,549,621	435

	Japanese Yen	Sell	11/16/16	2,425,954	2,408,557	(17,397)

	New Zealand Dollar	Sell	10/19/16	728	5,117	4,389

	Swedish Krona	Buy	12/21/16	1,577,205	1,609,228	(32,023)

	Swiss Franc	Buy	12/21/16	6,902,736	6,813,537	89,199

Deutsche Bank AG
	Australian Dollar	Buy	10/4/16	3,841,980	3,791,350	50,630

	Australian Dollar	Sell	10/4/16	3,841,980	3,797,041	(44,939)

	Japanese Yen	Buy	10/4/16	2,365,211	2,399,755	(34,544)

	Japanese Yen	Sell	10/4/16	2,365,211	2,378,272	13,061

Goldman Sachs International
	Australian Dollar	Buy	10/19/16	1,365,741	1,364,121	1,620

	British Pound	Sell	12/21/16	1,841,040	1,882,939	41,899

	Canadian Dollar	Buy	10/19/16	4,532,379	4,553,736	(21,357)

	Canadian Dollar	Sell	10/19/16	4,532,379	4,550,695	18,316

	Euro	Buy	12/21/16	4,774,576	4,747,594	26,982

	Indian Rupee	Buy	11/16/16	2,343,759	2,342,763	996

	Indonesian Rupiah	Buy	11/16/16	2,343,853	2,322,785	21,068

	Japanese Yen	Sell	11/16/16	2,359,330	2,332,503	(26,827)

	Mexican Peso	Buy	10/19/16	2,282,330	2,400,205	(117,875)

	Mexican Peso	Sell	10/19/16	2,282,330	2,347,436	65,106

	New Zealand Dollar	Buy	10/19/16	7,160,277	7,016,490	143,787

	New Zealand Dollar	Sell	10/19/16	7,160,277	7,046,684	(113,593)

	Russian Ruble	Buy	12/21/16	2,289,103	2,193,367	95,736

	South African Rand	Buy	10/19/16	2,483,970	2,262,461	221,509

	South African Rand	Sell	10/19/16	2,483,970	2,343,087	(140,883)

	Swedish Krona	Sell	12/21/16	7,628,012	7,622,754	(5,258)

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	2,419,084	2,349,045	70,039

	Australian Dollar	Sell	10/19/16	2,419,084	2,354,667	(64,417)

88 Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $317,286,129) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	Canadian Dollar	Buy	10/19/16	$3,198,622	$3,216,226	$(17,604)

	Canadian Dollar	Sell	10/19/16	3,198,622	3,242,318	43,696

	Hong Kong Dollar	Sell	11/16/16	2,678,064	2,678,513	449

	New Zealand Dollar	Buy	10/19/16	2,314,741	2,314,242	499

	New Zealand Dollar	Sell	10/19/16	2,314,741	2,289,885	(24,856)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	4,369,455	4,272,078	97,377

	British Pound	Sell	12/21/16	3,999,240	4,091,736	92,496

	Canadian Dollar	Buy	10/19/16	522,723	528,787	(6,064)

	Euro	Buy	12/21/16	2,311,864	2,313,287	(1,423)

	Hong Kong Dollar	Sell	11/16/16	2,109,270	2,109,706	436

	Indian Rupee	Buy	11/16/16	2,380,378	2,360,251	20,127

	Indonesian Rupiah	Sell	11/16/16	92,253	172,665	80,412

	Japanese Yen	Sell	11/16/16	2,440,896	2,423,915	(16,981)

	New Zealand Dollar	Buy	10/19/16	5,282,811	5,182,529	100,282

	Norwegian Krone	Sell	12/21/16	917,354	900,787	(16,567)

	Russian Ruble	Buy	12/21/16	2,282,649	2,185,972	96,677

	Singapore Dollar	Buy	11/16/16	2,509,921	2,516,439	(6,518)

	Swedish Krona	Sell	12/21/16	8,910,081	8,902,385	(7,696)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	900,241	876,450	23,791

	British Pound	Sell	12/21/16	985,497	1,008,290	22,793

	Canadian Dollar	Buy	10/19/16	1,891,470	1,836,325	55,145

	Euro	Buy	12/21/16	2,407,243	2,394,213	13,030

	Japanese Yen	Buy	11/16/16	201,209	191,744	9,465

	New Zealand Dollar	Buy	10/19/16	3,426,012	3,427,917	(1,905)

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	1,863,300	1,819,200	44,100

	Canadian Dollar	Buy	10/19/16	2,362,433	2,392,612	(30,179)

	Canadian Dollar	Sell	10/19/16	2,362,433	2,344,436	(17,997)

	Euro	Buy	12/21/16	1,781,982	1,768,555	13,427

	Japanese Yen	Sell	11/16/16	2,272,188	2,256,744	(15,444)

	Swedish Krona	Buy	12/21/16	233,216	233,121	95

UBS AG
	Australian Dollar	Buy	10/19/16	3,250,924	3,119,745	131,179

	British Pound	Sell	12/21/16	1,604,889	1,644,146	39,257

	Canadian Dollar	Buy	10/19/16	3,291,092	3,335,829	(44,737)

	Canadian Dollar	Sell	10/19/16	3,291,092	3,335,935	44,843

	Euro	Buy	12/21/16	6,011,794	5,993,991	17,803

	Japanese Yen	Sell	11/16/16	2,352,858	2,350,961	(1,897)

	New Zealand Dollar	Buy	10/19/16	2,390,349	2,342,680	47,669

	New Zealand Dollar	Sell	10/19/16	2,390,349	2,384,157	(6,192)

Dynamic Asset Allocation Growth Fund 89

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $317,286,129) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	$3,575,948	$3,494,214	$81,734

	Canadian Dollar	Buy	10/19/16	2,128,171	2,157,269	(29,098)

	Canadian Dollar	Sell	10/19/16	2,128,171	2,131,516	3,345

	Japanese Yen	Buy	11/16/16	12,033,690	11,949,913	83,777

	New Zealand Dollar	Buy	10/19/16	1,445,722	1,414,282	31,440

	New Zealand Dollar	Sell	10/19/16	1,445,722	1,445,261	(461)

Total						$1,850,010

FUTURES CONTRACTS OUTSTANDING at 9/30/16
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	1,052	$131,321,160	Dec-16	$4,010,224

S&P 500 Index E-Mini (Long)	2,519	272,102,380	Dec-16	5,506,071

S&P Mid Cap 400 Index
E-Mini (Long)	461	71,436,560	Dec-16	1,162,887

U.S. Treasury Bond 30 yr (Long)	56	9,416,750	Dec-16	(103,361)

U.S. Treasury Bond Ultra
30 yr (Long)	92	16,916,500	Dec-16	(298,535)

U.S. Treasury Bond Ultra
30 yr (Short)	6	1,103,250	Dec-16	19,722

U.S. Treasury Note 2 yr (Long)	249	54,398,719	Dec-16	46,239

U.S. Treasury Note 2 yr (Short)	162	35,391,938	Dec-16	(45,885)

U.S. Treasury Note 5 yr (Long)	400	48,606,250	Dec-16	150,876

U.S. Treasury Note 5 yr (Short)	414	50,307,469	Dec-16	(169,011)

U.S. Treasury Note 10 yr (Long)	188	24,651,500	Dec-16	50,376

U.S. Treasury Note 10 yr (Short)	850	111,456,250	Dec-16	(240,754)

U.S. Treasury Note Ultra
10 yr (Long)	3	432,469	Dec-16	322

Total				$10,089,171

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/16 (premiums $553,651)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$236,844

Total			$236,844

90 Dynamic Asset Allocation Growth Fund

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $71,934,843)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6.00%, 10/1/46	$11,000,000	10/13/16	$12,615,625

Federal National Mortgage Association, 4.00%, 10/1/46	30,000,000	10/13/16	32,217,184

Federal National Mortgage Association, 3.50%, 10/1/46	1,000,000	10/13/16	1,055,313

Federal National Mortgage Association, 3.00%, 11/1/46	1,000,000	11/14/16	1,037,266

Federal National Mortgage Association, 3.00%, 10/1/46	23,000,000	10/13/16	23,909,218

Government National Mortgage Association,
4.00%, 10/1/46	1,000,000	10/20/16	1,071,641

Total			$71,906,247

When-issued securities sold at 9/30/16

COMMON STOCKS (—%)*	Shares	Value

Consumer cyclicals (—%)
LSC Communications, Inc. * † ###	8,670	$324,258

		324,258
Technology (—%)
Donnelley Financial Solutions, Inc. * † ###	8,670	251,430

		251,430
Total when-issued securities sold (proceeds receivable $512,993)		$575,688

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$24,893,100 E	$44,469	12/21/21	3 month USD-	1.25%	$92,662
			LIBOR-BBA

38,171,000 E	(52,300)	12/21/21	1.25%	3 month USD-	(126,199)
				LIBOR-BBA

61,279,100 E	(100,275)	12/21/18	1.015%	3 month USD-	(61,914)
				LIBOR-BBA

20,877,700 E	29,622	12/21/18	3 month USD-	1.015%	16,552
			LIBOR-BBA

10,871,100 E	(28,740)	12/21/26	3 month USD-	1.60%	87,016
			LIBOR-BBA

31,940,700 E	90,894	12/21/26	1.60%	3 month USD-	(249,210)
				LIBOR-BBA

4,337,400 E	(4,402)	12/21/46	3 month USD-	1.90%	95,913
			LIBOR-BBA

3,604,500 E	12,933	12/21/46	1.90%	3 month USD-	(70,432)
				LIBOR-BBA

438,000	(6)	9/22/26	3 month USD-	1.5365%	3,129
			LIBOR-BBA

5,889,000	(78)	9/23/26	1.542%	3 month USD-	(45,181)
				LIBOR-BBA

335,000	(4)	9/26/26	1.486%	3 month USD-	(749)
				LIBOR-BBA

Total	$(7,887)				$(258,413)

E Extended effective date.

Dynamic Asset Allocation Growth Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$53,026	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(380)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	907,469	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,636)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,125	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	168,760	—	1/12/40	4.50% (1 month	Synthetic MBX Index	(20)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	38,804	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(14)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	240,306	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	1,144
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	61,187	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(464)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	300,352	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(544)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	454,846	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,132
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,093,548	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,892
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	364,354	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(107)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Citibank, N.A.
	420,277	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,112
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	723	—	12/16/16	(3 month USD-	A basket	1,241,481
				LIBOR-BBA plus	(CGPUTQL2) of
				0.37%)	common stocks

units	15,726	—	11/23/16	3 month USD-	Russell 1000 Total	692,985
				LIBOR-BBA minus	Return Index
				0.05%

92 Dynamic Asset Allocation Growth Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
	$1,519,203	$—	1/12/41	4.50% (1 month	Synthetic MBX Index	$4,331
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

	170,414	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(1,530)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Goldman Sachs International
	81,484	—	1/12/39	6.00% (1 month	Synthetic TRS Index	11
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	14,086	—	1/12/38	6.50% (1 month	Synthetic TRS Index	14
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	131,284	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(940)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	131,284	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(940)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,317,350	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,634)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	606,926	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(3,678)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	20,906	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	25,107	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	473,927	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(140)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

baskets	72,273	—	12/15/20	(1 month USD-	A basket	(14,686)
				LIBOR-BBA plus	(GSEHPKPA) of
				1.00%)	common stocks

shares	159,000	—	12/15/20	(1 month USD-	Engro Corp., Ltd.	(10,346)
				LIBOR-BBA plus
				1.00%)

shares	36,900	—	12/15/20	1 month USD-	Engro Corp., Ltd.	(2,401)
				LIBOR-BBA

Total		$—				$1,892,631

Dynamic Asset Allocation Growth Fund 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$1,367	$20,000	5/11/63	300 bp	$(419)
Index

CMBX NA BBB–	BBB–/P	2,591	43,000	5/11/63	300 bp	(1,249)
Index

CMBX NA BBB–	BBB–/P	5,309	86,000	5/11/63	300 bp	(2,371)
Index

Credit Suisse International
CMBX NA BB Index	—	(14,315)	102,000	1/17/47	(500 bp)	2,869

CMBX NA A Index	A/P	21,826	593,000	1/17/47	200 bp	(8,219)

CMBX NA BB Index	—	(22,751)	1,289,000	5/11/63	(500 bp)	203,037

CMBX NA BBB–	BBB–/P	25,307	517,000	5/11/63	300 bp	(20,861)
Index

CMBX NA BBB–	BBB–/P	29,287	597,000	5/11/63	300 bp	(24,025)
Index

CMBX NA BBB–	BBB–/P	307,338	4,158,000	1/17/47	300 bp	(37,776)
Index

Goldman Sachs International
CMBX NA BB Index	—	(53,605)	524,000	5/11/63	(500 bp)	38,183

CMBX NA BB Index	—	(6,961)	46,000	1/17/47	(500 bp)	788

CMBX NA BBB–	BBB–/P	3,651	70,000	5/11/63	300 bp	(2,600)
Index

CMBX NA BBB–	BBB–/P	11,950	247,000	5/11/63	300 bp	(10,107)
Index

CMBX NA BBB–	BBB–/P	67,247	717,000	5/11/63	300 bp	3,219
Index

CMBX NA BBB–	BBB–/P	3,694	53,000	1/17/47	300 bp	(705)
Index

CMBX NA BBB–	BBB–/P	30,155	354,000	1/17/47	300 bp	714
Index

CMBX NA BBB–	BBB–/P	53,347	614,000	1/17/47	300 bp	2,282
Index

CMBX NA BBB–	BBB–/P	48,437	615,000	1/17/47	300 bp	(2,608)
Index

JPMorgan Securities LLC
CMBX NA A Index	A/P	13,857	316,000	1/17/47	200 bp	(2,153)

CMBX NA BBB–	BBB–/P	152,742	1,810,000	5/11/63	300 bp	(8,891)
Index

CMBX NA BBB–	BBB–/P	2,822	51,000	1/17/47	300 bp	(1,411)
Index

CMBX NA BBB–	BBB–/P	5,327	101,000	1/17/47	300 bp	(3,056)
Index

CMBX NA BBB–	BBB–/P	2,693	103,000	1/17/47	300 bp	(5,856)
Index

CMBX NA BBB–	BBB–/P	26,374	268,000	1/17/47	300 bp	4,130
Index

94 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.
CMBX NA BBB–	BBB–/P	$40,854	$309,000	1/17/47	300 bp	$15,207
Index

CMBX NA BBB–	BBB–/P	48,958	405,000	1/17/47	300 bp	15,343
Index

Total		$807,501				$153,465

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16
		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 27	B+/P	$(1,027,833)	$29,671,000	12/20/21	500 bp	$287,711
Index

NA IG Series 27	BBB+/P	(542,472)	51,500,000	12/20/21	100 bp	101,192
Index

Total		$(1,570,305)				$388,903

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Growth Fund 95

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$39,865,188	$11,039,113	$—

Capital goods	81,004,594	8,064,906	—

Communication services	41,103,882	13,564,931	986

Conglomerates	4,679,952	486,442	—

Consumer cyclicals	193,301,669	27,054,026	—

Consumer staples	118,438,021	12,018,566	145,882

Energy	79,961,683	2,154,280	56,271

Financials	232,300,184	48,251,060	—

Health care	165,939,912	8,596,774	—

Technology	219,938,523	30,260,671	—

Transportation	24,721,223	8,322,649	—

Utilities and power	47,437,643	11,885,432	—

Total common stocks	1,248,692,474	181,698,850	203,139

Asset-backed securities	—	2,287,000	—

Convertible bonds and notes	—	320,393	—

Convertible preferred stocks	—	233,379	—

Corporate bonds and notes	—	270,543,782	575,731

Foreign government and agency bonds and notes	—	8,737,683	—

Investment companies	92,372	—	—

Mortgage-backed securities	—	53,700,732	—

Preferred stocks	170,755	—	—

Senior loans	—	2,881,251	—

U.S. government and agency mortgage obligations	—	194,570,305	—

U.S. treasury obligations	—	63,710	—

Warrants	5,361	2,642,075	1,622

Short-term investments	268,421,591	386,084,443	—

Totals by level	$1,517,382,553	$1,103,763,603	$780,492

96 Dynamic Asset Allocation Growth Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,850,010	$—

Futures contracts	10,089,171	—	—

Written swap options outstanding	—	(236,844)	—

When-issued securities sold	(575,688)	—	—

TBA sale commitments	—	(71,906,247)	—

Interest rate swap contracts	—	(250,526)	—

Total return swap contracts	—	1,892,631	—

Credit default contracts	—	1,305,172	—

Totals by level	$9,513,483	$(67,345,804)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	9/30/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	9/30/16

Common stocks*:

Communication
services	$—	$—	$—	$(33,657)	$34,643	$—	$—	$—	$986

Consumer
staples	164,635	—	—	(18,753)	—	—	—	—	145,882

Energy	998	—	—	39,588	56,403	(40,718)	—	—	56,271

Financials	215,514	—	—	(25,684)	—	(189,830)	—	—	—

Total common
stocks	$381,147	$—	$—	$(38,506)	$91,046	$(230,548)	$—	$—	$203,139
Asset-backed
securities	$29,098,000	—	—	—	—	(29,098,000)	—	—	$—

Corporate bonds
and notes	$595,656	(40,102)	—	20,151	26	—	—	—	$575,731

Mortgage-backed
securities	$1,814,307	(134,566)	(6,081)	(95,029)	1,432	(947,910)	—	(632,153)	$—

Warrants	$—	—	—	(1,138)	2,760	—	—	—	$1,622

Totals	$31,889,110	$(174,668)	$(6,081)	$(114,522)	$95,264	$(30,276,458)	$—	$(632,153)	$780,492

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes ($34,027) related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 97

Statement of assets and liabilities 9/30/16

ASSETS

Investment in securities, at value, including $35,147,411 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $2,182,763,535)	$2,320,481,919
Affiliated issuers (identified cost $301,444,729) (Notes 1 and 5)	301,444,729

Cash	764,478

Foreign currency (cost $1,387,411) (Note 1)	1,388,162

Dividends, interest and other receivables	7,165,350

Foreign tax reclaim	378,526

Receivable for shares of the fund sold	6,256,806

Receivable for investments sold	5,313,476

Receivable for sales of delayed delivery securities (Note 1)	44,887,580

Receivable for variation margin (Note 1)	4,490,491

Unrealized appreciation on forward currency contracts (Note 1)	3,350,032

Unrealized appreciation on OTC swap contracts (Note 1)	2,230,876

Premium paid on OTC swap contracts (Note 1)	97,632

Prepaid assets	38,487

Total assets	2,698,288,544

LIABILITIES

Payable for investments purchased	4,739,355

Payable for purchases of delayed delivery securities (Note 1)	162,199,986

Payable for shares of the fund repurchased	21,081,672

Payable for compensation of Manager (Note 2)	1,167,698

Payable for custodian fees (Note 2)	156,216

Payable for investor servicing fees (Note 2)	614,193

Payable for Trustee compensation and expenses (Note 2)	468,493

Payable for administrative services (Note 2)	8,955

Payable for distribution fees (Note 2)	1,245,565

Payable for variation margin (Note 1)	657,629

Unrealized depreciation on OTC swap contracts (Note 1)	184,780

Premium received on OTC swap contracts (Note 1)	905,133

Unrealized depreciation on forward currency contracts (Note 1)	1,500,022

Written options outstanding, at value (premiums $553,651) (Notes 1 and 3)	236,844

When-issued securities sold, at value (proceeds receivable $512,993) (Note 1)	575,688

TBA sale commitments, at value (proceeds receivable $71,934,843) (Note 1)	71,906,247

Collateral on securities loaned, at value (Note 1)	35,643,138

Collateral on certain derivative contracts, at value (Note 1)	2,715,497

Other accrued expenses	417,983

Total liabilities	306,425,094

Net assets	$2,391,863,450

(Continued on next page)

98 Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,228,669,376

Undistributed net investment income (Note 1)	3,677,914

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	7,449,282

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	152,066,878

Total — Representing net assets applicable to capital shares outstanding	$2,391,863,450

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,482,616,770 divided by 95,652,557 shares)	$15.50

Offering price per class A share (100/94.25 of $15.50)*	$16.45

Net asset value and offering price per class B share ($77,832,228 divided by 5,132,222 shares)**	$15.17

Net asset value and offering price per class C share ($253,401,180 divided by 17,295,006 shares)**	$14.65

Net asset value and redemption price per class M share ($29,745,066 divided by 1,965,129 shares)	$15.14

Offering price per class M share (100/96.50 of $15.14)*	$15.69

Net asset value, offering price and redemption price per class P share
($198,605,357 divided by 12,681,625 shares)	$15.66

Net asset value, offering price and redemption price per class R share
($23,272,730 divided by 1,532,183 shares)	$15.19

Net asset value, offering price and redemption price per class R5 share
($4,112,032 divided by 262,349 shares)	$15.67

Net asset value, offering price and redemption price per class R6 share
($135,367,161 divided by 8,618,816 shares)	$15.71

Net asset value, offering price and redemption price per class Y share
($186,910,926 divided by 11,936,343 shares)	$15.66

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 99

Statement of operations Year ended 9/30/16

INVESTMENT INCOME

Dividends (net of foreign taxes paid and refunded of $883,190)	$35,250,130

Interest (including interest income of $1,370,489 from investments in affiliated issuers) (Note 5)	18,218,154

Securities lending (net of expenses) (Notes 1 and 5)	435,353

Total investment income	53,903,637

EXPENSES

Compensation of Manager (Note 2)	13,323,506

Investor servicing fees (Note 2)	3,736,507

Custodian fees (Note 2)	383,602

Trustee compensation and expenses (Note 2)	164,636

Distribution fees (Note 2)	7,090,528

Administrative services (Note 2)	64,275

Other	909,917

Fees waived and reimbursed by Manager (Note 2)	(23,359)

Total expenses	25,649,612

Expense reduction (Note 2)	(107,125)

Net expenses	25,542,487

Net investment income	28,361,150

Net realized loss on investments (Notes 1 and 3)	(3,160,667)

Net increase from payments by affiliates (Note 2)	1,698

Net realized loss on swap contracts (Note 1)	(6,238,129)

Net realized gain on futures contracts (Note 1)	34,400,353

Net realized loss on foreign currency transactions (Note 1)	(2,541,683)

Net realized loss on written options (Notes 1 and 3)	(158,479)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	2,369,163

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
when-issued securities, and TBA sale commitments during the year	153,043,311

Net gain on investments	177,715,567

Net increase in net assets resulting from operations	$206,076,717

The accompanying notes are an integral part of these financial statements.

100 Dynamic Asset Allocation Growth Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/16	Year ended 9/30/15

Operations:
Net investment income	$28,361,150	$19,842,446

Net realized gain on investments
and foreign currency transactions	22,303,093	128,849,872

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	155,412,474	(187,029,182)

Net increase (decrease) in net assets resulting
from operations	206,076,717	(38,336,864)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(28,724,104)	(26,668,300)

Class B	(982,054)	(1,149,793)

Class C	(3,439,157)	(2,324,256)

Class M	(449,376)	(432,924)

Class R	(254,453)	(420,136)

Class R5	(146,092)	(142,352)

Class R6	(1,768,422)	(820,486)

Class Y	(6,785,743)	(3,687,618)

Net realized short-term gain on investments

Class A	(5,583)	(40,425,378)

Class B	(337)	(3,097,564)

Class C	(935)	(5,324,254)

Class M	(118)	(886,301)

Class R	(64)	(687,015)

Class R5	(25)	(192,267)

Class R6	(290)	(1,056,071)

Class Y	(1,152)	(4,917,052)

From net realized long-term gain on investments
Class A	(60,034,735)	(120,654,201)

Class B	(3,624,184)	(9,245,039)

Class C	(10,055,456)	(15,890,852)

Class M	(1,263,245)	(2,645,268)

Class R	(685,722)	(2,050,474)

Class R5	(271,420)	(573,844)

Class R6	(3,116,758)	(3,151,965)

Class Y	(12,395,110)	(14,675,509)

Increase from capital share transactions (Note 4)	278,563,346	467,698,433

Total increase in net assets	350,635,528	168,242,650

NET ASSETS

Beginning of year	2,041,227,922	1,872,985,272

End of year (including undistributed net investment income
of $3,677,914 and $17,426,143, respectively)	$2,391,863,450	$2,041,227,922

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 101

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class A
September 30, 2016	$15.05	.20	1.21	1.41	(.31)	(.65)	(.96)	$15.50	9.73	$1,482,617	1.08 [d]	1.32 [d]	216 [e]
September 30, 2015	17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	15.05	(1.26)	1,385,646	1.05	1.05	196 [e]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	17.58	14.29	1,362,485	1.06	1.21	188 [e]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	15.60	17.17	1,215,701	1.09	1.38	111 f
September 30, 2012	10.79	.19	2.53	2.72	(.04)	—	(.04)	13.47	25.24	1,111,789	1.13	1.51	120 f

Class B
September 30, 2016	$14.72	.08	1.20	1.28	(.18)	(.65)	(.83)	$15.17	8.95	$77,832	1.83 [d]	.56 [d]	216 [e]
September 30, 2015	17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	14.72	(2.02)	84,801	1.80	.28	196 [e]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	17.22	13.45	107,877	1.81	.45	188 [e]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	15.28	16.28	118,464	1.84	.63	111 [f]
September 30, 2012	10.60	.09	2.50	2.59	—	—	—	13.19	24.43	126,620	1.88	.76	120 [f]

Class C
September 30, 2016	$14.30	.08	1.14	1.22	(.22)	(.65)	(.87)	$14.65	8.85	$253,401	1.83 [d]	.58 [d]	216 [e]
September 30, 2015	16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	14.30	(1.99)	209,239	1.80	.30	196 [e]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	16.82	13.49	168,304	1.81	.46	188 [e]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	14.94	16.28	144,081	1.84	.62	111 [f]
September 30, 2012	10.38	.09	2.44	2.53	—	—	—	12.91	24.37	127,912	1.88	.77	120 [f]

Class M
September 30, 2016	$14.72	.12	1.18	1.30	(.23)	(.65)	(.88)	$15.14	9.15	$29,745	1.58 [d]	.82 [d]	216 [e]
September 30, 2015	17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	14.72	(1.71)	28,800	1.55	.54	196 [e]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	17.23	13.71	30,005	1.56	.71	188 [e]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	15.30	16.59	27,200	1.59	.88	111 [f]
September 30, 2012	10.59	.12	2.50	2.62	—	—	—	13.21	24.74	25,303	1.63	1.01	120 [f]

Class P
September 30, 2016†	$15.60	.02	.04	.06	—	—	—	$15.66	.38*	$198,605	.06*	.14*	216 [d]

Class R
September 30, 2016	$14.74	.16	1.18	1.34	(.24)	(.65)	(.89)	$15.19	9.42	$23,273	1.33 [d]	1.09 [d]	216 [e]
September 30, 2015	17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	14.74	(1.50)	12,375	1.30	.80	196 [e]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	17.28	14.06	19,617	1.31	.96	188 [e]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	15.33	16.89	16,026	1.34	1.13	111 [f]
September 30, 2012	10.60	.15	2.50	2.65	(.01)	—	(.01)	13.24	25.00	15,265	1.38	1.26	120 [f]

Class R5
September 30, 2016	$15.21	.23	1.23	1.46	(.35)	(.65)	(1.00)	$15.67	9.98	$4,112	.81d	1.53d	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(1.00)	7,051.80		1.31	196 [e]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	17.74	14.59	6,434.81		1.51	188 [e]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	15.76	17.50	64.82		1.52	111 [f]
September 30, 2012††	12.78	.06	.74	.80	—	—	—	13.58	6.26*	11	.21*	.43*	120 [f]

Class R6
September 30, 2016	$15.24	.26	1.23	1.49	(.37)	(.65)	(1.02)	$15.71	10.16	$135,367	.71d	1.72d	216 [e]
September 30, 2015	17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	15.24	(.94)	59,064.70		1.42	196 [e]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	17.78	14.74	31,438.71		1.56	188 [e]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	15.77	17.62	24,534.72		1.62	111 [f]
September 30, 2012††	12.78	.06	.74	.80	—	—	—	13.58	6.26*	11	.18*	.45*	120 [f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

102 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 103

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class Y
September 30, 2016	$15.21	.24	1.22	1.46	(.36)	(.65)	(1.01)	$15.66	9.95	$186,911	.83d	1.59 [d]	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(.96)	254,253.80		1.31	196 [e]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	17.74	14.59	146,825.81		1.46	188 [e]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	15.73	17.47	125,570.84		1.65	111 [f]
September 30, 2012	10.88	.22	2.55	2.77	(.07)	—	(.07)	13.58	25.58	170,199.88		1.76	120 [f]

* Not annualized.

† For the period August 31, 2016 (commencement of operations) to September 30, 2016.

†† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	208%

September 30, 2012	253

The accompanying notes are an integral part of these financial statements.

104 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 105

Notes to financial statements 9/30/16

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2015 through September 30, 2016.

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund began offering class P shares on August 31, 2016. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M (effective November 1, 2015), class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P, class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent

106 Dynamic Asset Allocation Growth Fund

events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be

Dynamic Asset Allocation Growth Fund 107

valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own,

108 Dynamic Asset Allocation Growth Fund

to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily

Dynamic Asset Allocation Growth Fund 109

fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

110 Dynamic Asset Allocation Growth Fund

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $316,434 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities

Dynamic Asset Allocation Growth Fund 111

as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $467,474 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $450,955 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $35,643,138 and the value of securities loaned amounted to $35,147,411.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Prior to September 22, 2016, the fund participated in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million)  and the same unsecured uncommitted line of credit.  Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee (0.04% prior to September 22, 2016) and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% (0.16% prior to September 22, 2016) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net

112 Dynamic Asset Allocation Growth Fund

investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on passive foreign investment companies, from unrealized gains and losses on passive foreign investment companies, from income on swap contracts, from interest-only securities, and from a redesignation of taxable distributions. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $440,022 to increase undistributed net investment income, $279 to decrease paid-in capital and $439,743 to decrease accumulated net realized gains.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$180,441,965
Unrealized depreciation	(53,684,521)

Net unrealized appreciation	$126,757,444
Undistributed ordinary income	8,420,491
Undistributed long-term gain	28,626,560
Cost for federal tax income tax purposes	$2,494,975,503

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,	0.550%	of the next $50 billion,

0.700%	of the next $5 billion,	0.530%	of the next $50 billion,

0.650%	of the next $10 billion,	0.520%	of the next $100 billion and

0.600%	of the next $10 billion,	0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.594% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $23,359.

Dynamic Asset Allocation Growth Fund 113

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management has agreed to reimburse the fund $1,698 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Prior to September 1, 2016, Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each retail account of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Prior to September 1, 2016, Putnam Investor Services had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,495,555	Class R	32,395

Class B	140,687	Class R5	7,805

Class C	410,661	Class R6	49,620

Class M	50,786	Class Y	547,362

Class P	1,636	Total	$3,736,507

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $4,752 under the expense offset arrangements and by $102,373 under the brokerage/ service arrangements.

114 Dynamic Asset Allocation Growth Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,709, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$3,599,044	Class M	219,759

Class B	812,534	Class R	93,096

Class C	2,366,095	Total	$7,090,528

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $356,204 and $4,462 from the sale of class A and class M shares, respectively, and received $32,635 and $13,339 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% (no longer applicable effective November 1, 2015) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $373 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$4,121,686,319	$4,063,531,802

U.S. government securities (Long-term)	—	—

When-issued securities sold	—	512,993

Total	$4,121,686,319	$4,064,044,795

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Asset Allocation Growth Fund 115

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$3,109,000	$553,651	$—	$—

Options opened	—	—	224,778	119,433
Options exercised	—	—	—	—
Options expired	—	—	(512)	(45,980)
Options closed	—	—	(224,266)	(73,453)

Written options outstanding at
the end of the reporting period	$3,109,000	$553,651	$—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/16		Year ended 9/30/15

Class A	Shares	Amount	Shares	Amount

Shares sold	11,568,544	$172,831,571	13,730,758	$224,591,224

Shares issued in connection with
reinvestment of distributions	5,812,444	85,617,368	11,494,207	180,918,825

	17,380,988	258,448,939	25,224,965	405,510,049

Shares repurchased	(13,777,707)	(205,920,736)	(10,659,771)	(175,017,100)

Net increase	3,603,281	$52,528,203	14,565,194	$230,492,949

	Year ended 9/30/16		Year ended 9/30/15

Class B	Shares	Amount	Shares	Amount

Shares sold	684,286	$10,038,892	748,433	$12,017,320

Shares issued in connection with
reinvestment of distributions	311,135	4,511,397	851,277	13,186,281

	995,421	14,550,289	1,599,710	25,203,601

Shares repurchased	(1,622,856)	(23,674,382)	(2,104,948)	(34,099,932)

Net decrease	(627,435)	$(9,124,093)	(505,238)	$(8,896,331)

	Year ended 9/30/16		Year ended 9/30/15

Class C	Shares	Amount	Shares	Amount

Shares sold	4,498,933	$63,694,597	4,815,615	$74,670,704

Shares issued in connection with
reinvestment of distributions	888,729	12,451,102	1,457,541	21,921,412

	5,387,662	76,145,699	6,273,156	96,592,116

Shares repurchased	(2,729,153)	(38,508,200)	(1,644,991)	(25,563,286)

Net increase	2,658,509	$37,637,499	4,628,165	$71,028,830

116 Dynamic Asset Allocation Growth Fund

	Year ended 9/30/16		Year ended 9/30/15

Class M	Shares	Amount	Shares	Amount

Shares sold	162,492	$2,361,668	175,818	$2,805,435

Shares issued in connection with
reinvestment of distributions	118,410	1,709,844	256,301	3,959,846

	280,902	4,071,512	432,119	6,765,281

Shares repurchased	(272,936)	(3,994,080)	(216,244)	(3,488,508)

Net increase	7,966	$77,432	215,875	$3,276,773

	For the period 8/31/16 (commencement of
	operations) to 9/30/16

Class P	Shares	Amount

Shares sold	14,054,520	$219,268,741

Shares issued in connection with reinvestment of distributions	—	—

	14,054,520	219,268,741

Shares repurchased	(1,372,895)	(21,463,965)

Net increase	12,681,625	$197,804,776

	Year ended 9/30/16		Year ended 9/30/15

Class R	Shares	Amount	Shares	Amount

Shares sold	1,017,970	$14,790,476	874,067	$14,209,956

Shares issued in connection with
reinvestment of distributions	55,701	805,441	198,270	3,061,286

	1,073,671	15,595,917	1,072,337	17,271,242

Shares repurchased	(381,268)	(5,488,665)	(1,367,876)	(21,097,983)

Net increase (decrease)	692,403	$10,107,252	(295,539)	$(3,826,741)

	Year ended 9/30/16		Year ended 9/30/15

Class R5	Shares	Amount	Shares	Amount

Shares sold	289,004	$4,049,781	65,205	$1,089,979

Shares issued in connection with
reinvestment of distributions	28,098	417,537	57,208	908,463

	317,102	4,467,318	122,413	1,998,442

Shares repurchased	(518,297)	(7,472,470)	(21,521)	(358,538)

Net increase (decrease)	(201,195)	$(3,005,152)	100,892	$1,639,904

	Year ended 9/30/16		Year ended 9/30/15

Class R6	Shares	Amount	Shares	Amount

Shares sold	5,849,160	$87,603,297	2,283,363	$37,526,386

Shares issued in connection with
reinvestment of distributions	328,325	4,885,470	316,259	5,028,522

	6,177,485	92,488,767	2,599,622	42,554,908

Shares repurchased	(1,433,349)	(21,736,075)	(493,176)	(8,076,418)

Net increase	4,744,136	$70,752,692	2,106,446	$34,478,490

Dynamic Asset Allocation Growth Fund 117

	Year ended 9/30/16		Year ended 9/30/15*

Class Y	Shares	Amount	Shares	Amount

Shares sold	14,470,724	$218,274,401	12,257,492	$201,582,960

Shares issued in connection with
reinvestment of distributions	1,260,303	18,715,499	1,439,211	22,840,284

	15,731,027	236,989,900	13,696,703	224,423,244

Shares repurchased	(20,516,081)	(315,205,163)	(5,249,890)	(84,918,685)

Net increase (decrease)	(4,785,054)	$(78,215,263)	8,446,813	$139,504,559

* The funds’ September 30, 2015 Shares sold and Shares repurchased have been revised as a result of an immaterial error related to an overstatement of the funds’ subscriptions and redemptions activity.

The previously reported amounts were:

	Shares	Amount

Shares sold	20,039,290	$329,845,922

Shares repurchased	13,031,688	$213,181,647

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares Owned	Percentage of ownership	Value

Class P	641	<0.1%	$10,038

Class R5	994	0.4	15,576

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Cash Collateral Pool, LLC, Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Cash Collateral
Pool, LLC*	$27,402,164	$236,346,234	$228,105,260	$182,065	$35,643,138

Putnam Money Market
Liquidity Fund**	106,910,629	284,637,932	391,548,561	260,215	—

Putnam Short Term
Investment Fund**	270,178,797	351,156,751	355,533,957	1,110,274	265,801,591

Totals	$404,491,590	$872,140,917	$975,187,778	$1,552,554	$301,444,729

* No management fees are charged to Putnam Cash Collateral Pool, LLC (see Note 1).

**Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the

118 Dynamic Asset Allocation Growth Fund

transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter: The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Purchased equity option contracts (contract amount)	$200

Purchased currency options (contract amount)	$6,200,000

Purchased swap option contracts (contract amount)	$—*

Written equity option contracts (contract amount) (Note 3)	$200

Written swap option contracts (contract amount) (Note 3)	$3,100,000

Futures contracts (number of contracts)	6,000

Forward currency contracts (contract amount)	$445,900,000

Centrally cleared interest rate swap contracts (notional)	$202,100,000

OTC total return swap contracts (notional)	$220,700,000

OTC credit default contracts (notional)	$10,600,000

Centrally cleared credit default contracts (notional)	$86,400,000

Warrants (number of warrants)	1,200,000

* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

	Receivables, Net
	assets — Unrealized
Credit contracts	appreciation	$2,301,717*	Payables	$996,545

Foreign exchange
contracts	Receivables	3,350,032	Payables	1,500,022

	Investments,
	Receivables, Net
	assets — Unrealized
Equity contracts	appreciation	15,262,706*	Payables	27,433

	Receivables,
	Net assets —		Payables, Net
	Unrealized		assets — Unrealized
Interest rate contracts	appreciation	583,933*	depreciation	1,675,716*

Total		$21,498,388		$4,199,716

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Growth Fund 119

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$385,577	$385,577

Foreign exchange
contracts	—	(171,281)	—	(2,337,876)	—	$(2,509,157)

Equity contracts	(543,786)	(53,704)	34,384,295	—	(3,547,446)	$30,239,359

Interest rate
contracts	—	(172,528)	16,058	—	(3,076,260)	$(3,232,730)

Total	$(543,786)	$(397,513)	$34,400,353	$(2,337,876)	$(6,238,129)	$24,883,049

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$502,859	$502,859

Foreign exchange
contracts	—	—	—	2,346,193	—	$2,346,193

Equity contracts	1,293,452	—	15,672,205	—	1,592,275	$18,557,932

Interest rate
contracts	—	166,589	190,515	—	549,315	$906,419

Total	$1,293,452	$166,589	$15,862,720	$2,346,193	$2,644,449	$22,313,403

120 Dynamic Asset Allocation Growth Fund

This page left blank intentionally.

Dynamic Asset Allocation Growth Fund 121

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$385,314	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$385,314

OTC Total return swap contracts*#	—	5,170	—	1,935,578	4,331	—	25	—	—	—	—	—	—	—	—	1,945,104

OTC Credit default contracts*#	—	—	—	—	242,972	—	99,537	—	—	—	—	—	—	—	—	342,509

Centrally cleared credit default contracts§	—	—	261,594	—	—	—	—	—	—	—	—	—	—	—	—	261,594

Futures contracts§	—	—	—	—	—	—	—	—	—	—	3,843,583	—	—	—	—	3,843,583

Forward currency contracts#	322,618	192,351	—	524,796	344,174	63,691	637,019	114,683	487,807	—	—	124,224	57,622	280,751	200,296	3,350,032

Purchased swap options**#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total Assets	$322,618	$197,521	$646,908	$2,460,374	$591,477	$63,691	$736,581	$114,683	$487,807	$—	$3,843,583	$124,224	$57,622	$280,751	$200,296	$10,128,136

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	211,067	—	—	—	—	—	—	—	—	—	—	—	—	211,067

OTC Total return swap contracts*#	—	8,165	—	—	1,530	—	42,778	—	—	—	—	—	—	—	—	52,473

OTC Credit default contracts*#	13,306	—	—	—	474,639	—	228,286	—	—	280,314	—	—	—	—	—	996,545

Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	446,562	—	—	—	—	446,562

Forward currency contracts#	218,892	91,932	—	93,208	280,678	79,483	425,793	106,877	55,249	—	—	1,905	63,620	52,826	29,559	1,500,022

Written swap options#	—	—	—	—	—	—	—	—	236,844	—	—	—	—	—	—	236,844

Total Liabilities	$232,198	$100,097	$211,067	$93,208	$756,847	$79,483	$696,857	$106,877	$292,093	$280,314	$446,562	$1,905	$63,620	$52,826	$29,559	$3,443,513

Total Financial and Derivative Net Assets	$90,420	$97,424	$435,841	$2,367,166	$(165,370)	$(15,792)	$39,724	$7,806	$195,714	$(280,314)	$3,397,021	$122,319	$(5,998)	$227,925	$170,737	$6,684,623

Total collateral received (pledged)†##	$90,420	$63,710	$—	$2,367,166	$(150,985)	$—	$39,724	$—	$90,000	$(280,314)	$—	$113,885	$—	$157,818	$—

Net amount	$—	$33,714	$435,841	$—	$(14,385)	$(15,792)	$—	$7,806	$105,714	$—	$3,397,021	$8,434	$(5,998)	$70,107	$170,737

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

122 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 123

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders
of Putnam Dynamic Asset Allocation Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Balanced Fund (the “fund”) at September 30, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at September 30, 2016 by correspondence with the custodian, brokers, transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 2016

Dynamic Asset Allocation Balanced Fund 23

The fund’s portfolio 9/30/16

COMMON STOCKS (50.8%)*	Shares	Value

Basic materials (1.4%)

Adecoagro SA (Argentina) †	17,500	$199,675

Akzo Nobel NV (Netherlands)	11,533	781,092

Albemarle Corp.	2,900	247,921

Asahi Kasei Corp. (Japan)	72,000	573,698

Ashland Global Holdings, Inc.	434	50,322

BASF SE (Germany)	28,899	2,470,810

Bemis Co., Inc.	1,169	59,631

BHP Billiton, Ltd. (Australia)	41,150	711,897

Boliden AB (Sweden)	44,688	1,050,159

Cabot Corp.	13,200	691,812

Celanese Corp. Ser. A	33,300	2,216,448

CIMIC Group, Ltd. (Australia)	4,303	95,147

Compagnie De Saint-Gobain (France)	4,591	198,401

Covestro AG (Germany)	13,473	796,549

CRH PLC (Ireland)	6,590	220,347

Daicel Corp. (Japan)	15,600	197,767

Dow Chemical Co. (The)	4,300	222,869

Ems-Chemie Holding AG (Switzerland)	631	338,720

Evonik Industries AG (Germany)	25,600	865,464

Fortescue Metals Group, Ltd. (Australia)	75,294	286,866

Fresnillo PLC (Mexico)	10,864	255,436

Glencore PLC (United Kingdom) †	51,835	142,535

Graphic Packaging Holding Co.	127,900	1,789,321

Hitachi Chemical Co., Ltd. (Japan)	19,600	449,236

Hitachi Metals, Ltd. (Japan)	9,000	109,994

JFE Holdings, Inc. (Japan)	24,200	352,851

Kumagai Gumi Co., Ltd. (Japan)	159,000	411,021

Kuraray Co., Ltd. (Japan)	24,400	362,170

LafargeHolcim, Ltd. (Switzerland)	7,472	403,788

LANXESS AG (Germany)	3,785	235,129

Mitsubishi Gas Chemical Co., Inc. (Japan)	19,000	271,702

Mitsubishi Materials Corp. (Japan)	5,700	155,786

Monsanto Co.	2,300	235,060

Newcrest Mining, Ltd. (Australia) †	5,127	85,175

Newmont Mining Corp.	173,300	6,808,957

Nippon Steel & Sumitomo Metal Corp. (Japan)	6,100	125,257

Northern Star Resources, Ltd. (Australia)	41,067	143,037

Reliance Steel & Aluminum Co.	24,198	1,742,982

Rio Tinto PLC (United Kingdom)	8,713	290,747

Salmar ASA (Norway)	5,375	164,048

Sherwin-Williams Co. (The)	604	167,103

Sika AG (Switzerland)	99	481,396

Skanska AB (Sweden)	40,270	940,234

Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,500	40,350

Sonoco Products Co.	1,047	55,313

Steel Dynamics, Inc.	47,900	1,197,021

Stora Enso OYJ Class R (Finland)	69,920	620,895

Taisei Corp. (Japan)	38,000	284,486

24 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Basic materials cont.

UPM-Kymmene OYJ (Finland)	49,061	$1,036,118

voestalpine AG (Austria)	8,812	304,888

W.R. Grace & Co.	14,700	1,084,860

Yara International ASA (Norway)	25,797	857,039

		33,879,530

Capital goods (3.2%)

ABB, Ltd. (Switzerland)	2,314	51,949

ACS Actividades de Construccion y Servicios SA (Spain)	32,774	990,368

Airbus Group SE (France)	10,967	663,297

Allegion PLC (Ireland)	26,600	1,833,006

Allison Transmission Holdings, Inc.	175,609	5,036,466

AO Smith Corp.	18,800	1,857,252

Avery Dennison Corp.	2,332	181,406

BAE Systems PLC (United Kingdom)	40,014	271,768

Berry Plastics Group, Inc. †	36,970	1,621,135

BWX Technologies, Inc.	36,286	1,392,294

Carlisle Cos., Inc.	12,781	1,310,947

Crane Co.	8,800	554,488

Crown Holdings, Inc. †	143,436	8,188,761

Fluor Corp.	27,500	1,411,300

General Dynamics Corp.	1,524	236,464

GKN PLC (United Kingdom)	36,167	150,150

Hitachi High-Technologies Corp. (Japan)	600	23,916

Honeywell International, Inc.	42,129	4,911,820

Ingersoll-Rand PLC	59,600	4,049,224

Jacobs Engineering Group, Inc. †	22,300	1,153,356

Johnson Controls International PLC	6,971	324,361

KBR, Inc.	39,300	594,609

KION Group AG (Germany)	3,081	199,425

Komatsu, Ltd. (Japan)	5,300	121,445

Kone OYJ Class B (Finland)	3,066	155,574

Kyudenko Corp. (Japan)	9,800	358,838

Leoni AG (Germany)	3,006	109,475

MAN SE (Germany)	2,610	275,133

Mitsubishi Electric Corp. (Japan)	63,000	806,558

Mobileye NV (Israel) † S	6,000	255,420

Northrop Grumman Corp.	41,416	8,860,953

NSK, Ltd. (Japan)	45,900	471,025

OSRAM Licht AG (Germany)	10,164	596,690

Quanta Services, Inc. †	136,300	3,815,037

Raytheon Co.	67,738	9,221,174

Rexel SA (France)	10,282	157,604

Schindler Holding AG (Switzerland)	1,391	262,880

Schindler Holding AG Cert. Part. (Switzerland)	1,398	262,188

Sumitomo Heavy Industries, Ltd. (Japan)	34,000	167,531

Sweco AB Class B (Sweden)	6,859	141,357

Thales SA (France)	12,569	1,157,648

Vinci SA (France)	35,720	2,733,386

Waste Management, Inc.	82,993	5,291,634

Dynamic Asset Allocation Balanced Fund 25

COMMON STOCKS (50.8%)* cont.	Shares	Value

Capital goods cont.

Xinyi Glass Holdings, Ltd. (Hong Kong)	108,000	$98,514

Xylem, Inc.	42,300	2,218,635

		74,546,461

Communication services (1.9%)

ACC Claims Holding, LLC Class A (Units) F	221,940	1,332

AT&T, Inc.	4,508	183,070

BCE, Inc. (Canada)	10,546	487,048

BT Group PLC (United Kingdom)	131,719	664,215

Cellnex Telecom, SA 144A (Spain)	18,637	337,067

Com Hem Holding AB (Sweden)	55,391	512,019

Comcast Corp. Class A	2,884	191,325

Eutelsat Communications SA (France)	5,998	124,179

Juniper Networks, Inc.	310,799	7,477,824

KDDI Corp. (Japan)	32,600	1,003,186

Liberty Global PLC Ser. C (United Kingdom) †	6,100	201,544

NICE, Ltd. (Israel)	4,782	320,255

Nippon Telegraph & Telephone Corp. (Japan)	61,900	2,826,997

NTT DoCoMo, Inc. (Japan)	46,300	1,173,905

Orange SA (France)	41,707	652,642

PCCW, Ltd. (Hong Kong)	821,000	504,644

Safaricom, Ltd. (Kenya)	728,000	143,013

SFR Group SA (France)	9,783	288,041

Sky PLC (United Kingdom)	19,784	229,249

Spark New Zealand, Ltd. (New Zealand)	114,590	301,327

Telecom Italia SpA RSP (Italy)	570,623	387,169

Telenor ASA (Norway)	30,211	518,091

Telstra Corp., Ltd. (Australia)	277,619	1,102,605

Verizon Communications, Inc.	434,591	22,590,040

Vodafone Group PLC (United Kingdom)	408,419	1,173,883

		43,394,670

Conglomerates (0.2%)

Mitsubishi Corp. (Japan)	19,800	450,073

Orkla ASA (Norway)	59,755	617,387

Siemens AG (Germany)	24,662	2,886,761

		3,954,221

Consumer cyclicals (8.0%)

Adidas AG (Germany)	709	123,052

Amazon.com, Inc. †	24,651	20,640,529

Aramark	850	32,326

Aristocrat Leisure, Ltd. (Australia)	40,502	491,326

Automatic Data Processing, Inc.	4,691	413,746

AutoZone, Inc. †	430	330,386

Basso Industry Corp. (Taiwan)	90,000	287,131

Berkeley Group Holdings PLC (The) (United Kingdom)	5,922	198,036

Boral, Ltd. (Australia)	71,946	372,924

Brambles, Ltd. (Australia)	103,974	956,058

Bridgestone Corp. (Japan)	8,100	298,748

Carter’s, Inc.	48,613	4,215,233

CBS Corp. Class B (non-voting shares)	3,073	168,216

26 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Consumer cyclicals cont.

Christian Dior SE (France)	4,664	$835,931

Cie Generale des Etablissements Michelin (France)	6,722	743,487

Clorox Co. (The)	43,633	5,461,979

Compass Group PLC (United Kingdom)	122,219	2,368,291

Continental AG (Germany)	1,282	269,521

Cox & Kings, Ltd. (India) †	80,414	267,892

Criteo SA ADR (France) † S	6,600	231,726

Dai Nippon Printing Co., Ltd. (Japan)	129,000	1,264,163

Daito Trust Construction Co., Ltd. (Japan)	4,100	655,236

Dalata Hotel Group PLC (Ireland) †	126,888	584,412

Discovery Communications, Inc. Class A † S	421,000	11,333,320

Dollar General Corp.	4,457	311,945

Electrolux AB Ser. B (Sweden)	21,799	546,576

Euronet Worldwide, Inc. †	14,500	1,186,535

Experian PLC (United Kingdom)	18,997	380,178

Fiat Chrysler Automobiles NV (Italy)	187,103	1,187,529

Flight Centre Travel Group, Ltd. (Australia)	16,738	468,799

Fuji Heavy Industries, Ltd. (Japan)	15,700	589,603

Global Mediacom Tbk PT (Indonesia)	3,289,800	224,997

Global Payments, Inc.	9,800	752,248

Hakuhodo DY Holdings, Inc. (Japan)	13,500	157,640

Harvey Norman Holdings, Ltd. (Australia)	244,065	974,132

Hasbro, Inc.	2,123	168,418

Hino Motors, Ltd. (Japan)	16,700	178,790

Home Depot, Inc. (The)	120,767	15,540,298

Howard Hughes Corp. (The) †	3,800	435,100

Hyatt Hotels Corp. Class A † S	11,873	584,389

Industrivarden AB Class A (Sweden)	27,067	539,207

International Game Technology PLC	35,200	858,176

Interpublic Group of Cos., Inc. (The)	168,783	3,772,300

ISS A/S (Denmark)	7,029	291,748

ITV PLC (United Kingdom)	117,389	284,832

John Wiley & Sons, Inc. Class A	8,573	442,453

KAR Auction Services, Inc.	66,600	2,874,456

Kia Motors Corp. (South Korea)	11,961	459,768

Kimberly-Clark Corp.	52,866	6,668,517

Kingfisher PLC (United Kingdom)	390,109	1,905,755

Lagardere SCA (France)	8,259	210,280

Lear Corp.	31,600	3,830,552

Liberty Interactive Corp. Class A †	48,000	960,480

Liberty SiriusXM Group Class A †	51,400	1,746,572

Lowe’s Cos., Inc.	154,664	11,168,287

Madison Square Garden Co. (The) Class A †	3,121	528,729

Marks & Spencer Group PLC (United Kingdom)	114,566	491,666

Masco Corp.	201,400	6,910,034

Matahari Department Store Tbk PT (Indonesia)	129,500	183,831

Mazda Motor Corp. (Japan)	37,400	574,621

Namco Bandai Holdings, Inc. (Japan)	11,500	351,707

News Corp. Class A	148,700	2,078,826

Dynamic Asset Allocation Balanced Fund 27

COMMON STOCKS (50.8%)* cont.	Shares	Value

Consumer cyclicals cont.

News Corp. Class B	1,559	$22,169

Nintendo Co., Ltd. (Japan)	1,600	423,370

Nippon Television Holdings, Inc. (Japan) UR	18,900	319,888

Nissan Motor Co., Ltd. (Japan)	70,900	694,294

Nitori Holdings Co., Ltd. (Japan)	600	71,788

Omnicom Group, Inc.	169	14,365

Owens Corning	45,100	2,407,889

Panasonic Corp. (Japan)	31,800	318,183

Pandora A/S (Denmark)	721	87,135

Pearson PLC (United Kingdom)	47,521	463,805

Peugeot SA (France) †	26,169	399,651

Publicis Groupe SA (France)	2,446	184,976

PVH Corp.	44,035	4,865,868

Reed Elsevier PLC (United Kingdom)	25,328	480,286

Renault SA (France)	9,524	782,509

RR Donnelley & Sons Co.	66,600	1,046,952

RTL Group SA (Belgium)	7,133	592,390

Scotts Miracle-Gro Co. (The) Class A	547	45,549

ServiceMaster Global Holdings, Inc. †	50,921	1,715,019

Shimamura Co., Ltd. (Japan)	1,300	157,633

SJM Holdings, Ltd. (Hong Kong)	311,000	230,025

Stanley Black & Decker, Inc.	18,100	2,225,938

Starz Class A †	60,800	1,896,352

Stroeer SE & Co. KGaA (Germany) S	5,123	222,600

TABCORP Holdings, Ltd. (Australia)	51,130	195,685

Takashimaya Co., Ltd. (Japan)	21,000	172,316

Taylor Wimpey PLC (United Kingdom)	85,504	170,783

Thor Industries, Inc.	12,000	1,016,400

TJX Cos., Inc. (The)	2,982	222,994

Toppan Printing Co., Ltd. (Japan)	78,000	703,775

Toyo Tire & Rubber Co., Ltd. (Japan)	13,700	193,198

TransUnion †	19,600	676,200

TUI AG (London Exchange) (Germany)	15,046	213,935

Twenty-First Century Fox, Inc.	88,522	2,144,003

Urban Outfitters, Inc. †	46,100	1,591,372

Vail Resorts, Inc.	10,423	1,635,160

Valeo SA (France)	19,014	1,109,192

Vantiv, Inc. Class A †	56,205	3,162,655

Vista Outdoor, Inc. †	11,000	438,460

Visteon Corp.	28,800	2,063,808

Wal-Mart de Mexico SAB de CV (Mexico)	105,600	231,190

Wal-Mart Stores, Inc.	253,000	18,246,360

William Hill PLC (United Kingdom)	70,843	279,326

Wolters Kluwer NV (Netherlands)	19,582	837,992

World Fuel Services Corp.	16,239	751,216

WPP PLC (United Kingdom)	143,388	3,371,360

Wynn Macau, Ltd. (China)	94,000	157,061

Yamaha Motor Co., Ltd. (Japan)	9,600	194,326

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	113,000	468,531

		183,279,575

28 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Consumer staples (4.6%)

Altria Group, Inc.	236,206	$14,935,305

Amorepacific Group (South Korea)	1,033	155,326

Anheuser-Busch InBev SA/NV (Belgium)	11,188	1,465,433

Ashtead Group PLC (United Kingdom)	51,481	848,101

Associated British Foods PLC (United Kingdom)	13,485	454,443

B2W Cia Digital (Brazil) †	34,400	168,713

Barry Callebaut AG (Switzerland)	204	271,090

British American Tobacco PLC (United Kingdom)	37,901	2,421,880

Bunzl PLC (United Kingdom)	6,411	189,459

Church & Dwight Co., Inc.	1,336	64,021

Coca-Cola Amatil, Ltd. (Australia)	249,061	1,957,407

Colgate-Palmolive Co.	4,673	346,456

ConAgra Foods, Inc.	9,800	461,678

Constellation Brands, Inc. Class A	202	33,631

Coty, Inc. Class A	10,800	253,800

CVS Health Corp.	4,082	363,257

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private)
(Germany) † ∆∆ F	16	110,707

Diageo PLC (United Kingdom)	6,842	196,033

Dr. Pepper Snapple Group, Inc.	57,800	5,277,718

Estee Lauder Cos., Inc. (The) Class A	60,300	5,340,168

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost
$2) (Private) (Brazil) † ∆∆ F	2	2

General Mills, Inc.	4,571	291,995

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private)
(Brazil) † ∆∆ F	518	3,748

Heineken Holding NV (Netherlands)	7,451	597,456

Heineken NV (Netherlands)	2,571	226,170

Henkel AG & Co. KGaA (Preference) (Germany)	6,577	893,981

Hershey Co. (The)	58,655	5,607,418

Imperial Brands PLC (United Kingdom)	46,064	2,372,411

Ingredion, Inc.	16,500	2,195,490

ITOCHU Corp. (Japan)	52,400	656,413

J Sainsbury PLC (United Kingdom)	133,274	424,602

Japan Tobacco, Inc. (Japan)	22,900	935,581

Jardine Cycle & Carriage, Ltd. (Singapore)	8,900	281,437

JM Smucker Co. (The)	29,800	4,039,092

Kao Corp. (Japan)	25,900	1,458,842

Kerry Group PLC Class A (Ireland)	9,986	831,910

Koninklijke Ahold Delhaize NV (Netherlands)	111,806	2,548,300

McDonald’s Corp.	74,280	8,568,941

MEIJI Holdings Co., Ltd. (Japan)	2,800	276,998

METRO AG (Germany)	21,872	650,857

Nestle SA (Switzerland)	21,006	1,655,182

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Brazil) † ∆∆ F	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Brazil) † ∆∆ F	1	1

Nomad Foods, Ltd. (United Kingdom) †	24,391	288,302

PepsiCo, Inc.	135,220	14,707,879

Dynamic Asset Allocation Balanced Fund 29

COMMON STOCKS (50.8%)* cont.	Shares	Value

Consumer staples cont.

Philip Morris International, Inc.	5,033	$489,308

Pool Corp.	11,191	1,057,773

Procter & Gamble Co. (The)	1,755	157,511

Reckitt Benckiser Group PLC (United Kingdom)	9,977	939,487

S Foods, Inc. (Japan)	5,900	154,157

SABMiller PLC (United Kingdom)	5,650	329,180

Seven & i Holdings Co., Ltd. (Japan)	4,900	231,573

Shiseido Co., Ltd. (Japan)	5,100	134,868

SMS Co., Ltd. (Japan)	5,500	146,786

Sodexo SA (France)	2,390	284,589

Starbucks Corp.	175,600	9,506,984

Sysco Corp.	103,179	5,056,803

Tate & Lyle PLC (United Kingdom)	40,759	395,695

Unilever NV ADR (Netherlands)	13,360	616,451

US Foods Holding Corp. †	535	12,631

WH Group, Ltd. (Hong Kong)	1,002,000	810,532

WM Morrison Supermarkets PLC (United Kingdom)	217,136	613,259

Wolseley PLC (United Kingdom)	3,845	217,040

Woolworths, Ltd. (Australia)	17,610	314,595

X5 Retail Group NV GDR (Russia) †	13,296	385,185

		106,682,042

Energy (3.1%)

BP PLC (United Kingdom)	111,825	652,239

California Resources Corp.	31	388

Cenovus Energy, Inc. (Canada)	18,400	264,408

Cheniere Energy, Inc. †	5,500	239,800

Chevron Corp. S	125,500	12,916,460

Dril-Quip, Inc. †	392	21,850

EnCana Corp. (Canada)	22,700	237,217

EOG Resources, Inc.	2,200	212,762

Exxon Mobil Corp.	249,049	21,736,997

FMC Technologies, Inc. †	3,297	97,822

Halcon Resources Corp. †	6,477	60,754

Idemitsu Kosan Co., Ltd. (Japan)	13,700	282,257

JX Holdings, Inc. (Japan)	72,500	292,666

Koninklijke Vopak NV (Netherlands)	1,406	73,791

Lone Pine Resources, Inc. Class A (Canada) † F	12,473	125

Milagro Oil & Gas, Inc. (Units) F	89	56,146

Nabors Industries, Ltd.	255,100	3,102,016

Neste OYJ (Finland)	6,549	279,118

Norsk Hydro ASA (Norway)	39,202	168,928

Occidental Petroleum Corp.	27,000	1,968,840

OMV AG (Austria)	51,658	1,486,728

Patterson-UTI Energy, Inc. S	80,500	1,800,785

Phillips 66	1,386	111,642

Prairie Provident Resources, Inc. (Canada) †	5,821	3,905

QEP Resources, Inc.	161,500	3,154,095

Repsol SA (Spain)	24,359	330,416

Rowan Cos. PLC Class A S	126,600	1,919,256

30 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Energy cont.

Royal Dutch Shell PLC Class A (London Exchange) (United Kingdom)	23,516	$583,392

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	18,988	472,890

Royal Dutch Shell PLC Class B (United Kingdom)	49,619	1,284,343

Schlumberger, Ltd.	115,852	9,110,601

Seventy Seven Energy, Inc. †	4,359	82,167

Suncor Energy, Inc. (Canada)	15,932	442,276

Superior Energy Services, Inc. S	120,800	2,162,320

Total SA (France)	65,440	3,100,000

Vestas Wind Systems A/S (Denmark)	14,355	1,181,468

Woodside Petroleum, Ltd. (Australia)	39,085	859,286

		70,750,154

Financials (9.5%)

3i Group PLC (United Kingdom)	237,328	2,001,020

Admiral Group PLC (United Kingdom)	11,760	312,323

Aegon NV (Netherlands)	43,420	166,374

AerCap Holdings NV (Ireland) †	5,400	207,846

Aflac, Inc.	62,912	4,521,485

Ageas (Belgium)	16,986	619,472

AGNC Investment Corp. R	167,580	3,274,513

AIA Group, Ltd. (Hong Kong)	163,400	1,094,798

Alleghany Corp. †	48	25,201

Allianz SE (Germany)	14,665	2,176,205

Allied World Assurance Co. Holdings AG	29,100	1,176,222

Allstate Corp. (The)	124,401	8,606,061

Ally Financial, Inc.	105,747	2,058,894

American Financial Group, Inc.	14,274	1,070,550

Ameriprise Financial, Inc.	49,800	4,968,546

Anicom Holdings, Inc. (Japan)	9,700	238,134

Annaly Capital Management, Inc. R	354,780	3,725,190

Aspen Insurance Holdings, Ltd.	17,050	794,360

Associated Banc-Corp.	942	18,454

Assured Guaranty, Ltd.	989	27,445

Australia & New Zealand Banking Group, Ltd. (Australia)	43,642	926,675

Aviva PLC (United Kingdom)	45,444	259,464

AXA SA (France)	72,920	1,551,463

Banco Macro SA ADR (Argentina)	184	14,398

Banco Santander SA (Spain)	285,935	1,267,796

Bank of Ireland (Ireland) †	738,916	154,391

Bank of Montreal (Canada)	4,905	321,417

Bank of New York Mellon Corp. (The)	157,347	6,274,998

Bank of Nova Scotia (The) (Canada)	6,769	358,688

Berkshire Hathaway, Inc. Class B †	1,647	237,942

BNP Paribas SA (France)	38,142	1,961,098

Brandywine Realty Trust R	45,202	706,055

Broadridge Financial Solutions, Inc.	21,748	1,474,297

Camden Property Trust R	20,500	1,716,670

Canadian Imperial Bank of Commerce (Canada)	711	55,132

Capital One Financial Corp.	15,969	1,147,053

CBRE Group, Inc. Class A †	45,200	1,264,696

Dynamic Asset Allocation Balanced Fund 31

COMMON STOCKS (50.8%)* cont.	Shares	Value

Financials cont.

Challenger, Ltd. (Australia)	113,762	$887,777

Chimera Investment Corp. R	93,004	1,483,414

Chubb, Ltd.	2,739	344,155

Citigroup, Inc.	438,200	20,696,186

CNP Assurances (France)	37,735	633,936

Concordia Financial Group, Ltd. (Japan) †	112,400	491,329

CoreLogic, Inc. †	30,817	1,208,643

Corporate Office Properties Trust R	31,609	896,115

Credicorp, Ltd. (Peru)	1,400	213,108

Credit Suisse Group AG (Switzerland)	9,806	128,291

Daiwa Securities Group, Inc. (Japan)	29,000	163,307

Danske Bank A/S (Denmark)	7,718	225,209

DBS Group Holdings, Ltd. (Singapore)	16,500	187,310

Discover Financial Services	3,222	182,204

DNB ASA (Norway)	11,612	152,075

Duke Realty Corp. R	44,700	1,221,651

E*Trade Financial Corp. †	175,800	5,119,296

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey) R	116,073	117,581

Equity Commonwealth † R	1,367	41,311

Equity Lifestyle Properties, Inc. R	14,934	1,152,606

Equity One, Inc. R	957	29,294

Equity Residential Trust R	89,944	5,786,098

Eurazeo SA (France)	3,086	179,018

Euronext NV 144A (France)	4,301	183,526

Everest Re Group, Ltd.	432	82,067

Extra Space Storage, Inc. R	6,400	508,224

Foxtons Group PLC (United Kingdom)	93,259	121,180

Fukuoka Financial Group, Inc. (Japan)	63,000	261,686

Goodman Group (Australia) R	210,694	1,176,924

Grupo Financiero Banorte SAB de CV (Mexico)	30,578	160,525

Hanover Insurance Group, Inc. (The)	264	19,911

Hartford Financial Services Group, Inc. (The)	110,600	4,735,892

Hibernia REIT PLC (Ireland) R	494,762	761,433

Highwoods Properties, Inc. R	23,909	1,246,137

HomeServe PLC (United Kingdom)	14,647	109,352

Housing Development Finance Corp., Ltd. (HDFC) (India)	13,947	292,849

HSBC Holdings PLC (United Kingdom)	190,669	1,430,173

Iida Group Holdings Co., Ltd. (Japan)	19,100	383,941

ING Groep NV GDR (Netherlands)	79,975	987,340

Intercontinental Exchange, Inc.	554	149,225

Investor AB Class B (Sweden)	49,765	1,819,751

Japan Hotel REIT Investment Corp (Japan) R	642	509,965

JPMorgan Chase & Co.	366,117	24,379,731

Kennedy-Wilson Holdings, Inc.	15,249	343,865

Kerry Properties, Ltd. (Hong Kong)	172,500	568,226

KKR & Co. LP	11,000	156,860

Legal & General Group PLC (United Kingdom)	36,004	102,060

Liberty Property Trust R	992	40,027

Lincoln National Corp.	103,100	4,843,638

32 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Financials cont.

Link REIT (The) (Hong Kong) R	13,500	$99,610

Lloyds Banking Group PLC (United Kingdom)	125,841	88,976

Macerich Co. (The) R	23,397	1,892,115

Macquarie Group, Ltd. (Australia)	3,438	216,572

Mapfre SA (Spain)	118,180	330,566

Marsh & McLennan Cos., Inc.	2,973	199,934

Medibank Private, Ltd. (Australia)	26,957	51,278

MetLife, Inc.	12,900	573,147

Metro Bank PLC (United Kingdom) † S	12,876	460,789

MFA Financial, Inc. R	165,263	1,236,167

Mid-America Apartment Communities, Inc. R	16,500	1,550,835

Mitsubishi Estate Co., Ltd. (Japan)	9,000	168,726

Mitsubishi UFJ Financial Group, Inc. (Japan)	316,877	1,597,892

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	232,900	1,068,622

Mitsui Fudosan Co., Ltd. (Japan)	24,000	511,025

Mizuho Financial Group, Inc. (Japan)	1,330,700	2,223,325

Morgan Stanley	479,500	15,372,770

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	2,565	478,311

Natixis SA (France)	32,611	151,993

New World Development Co., Ltd. (Hong Kong)	720,000	942,808

NN Group NV (Netherlands)	16,958	521,011

Nomura Real Estate Holdings, Inc. (Japan)	16,500	278,401

Onex Corp. (Canada)	1,289	83,012

ORIX Corp. (Japan)	100,300	1,479,970

Partners Group Holding AG (Switzerland)	1,306	658,713

Permanent TSB Group Holdings PLC (Ireland) †	107,349	247,813

Persimmon PLC (United Kingdom)	9,070	213,373

PNC Financial Services Group, Inc. (The)	4,004	360,720

Popular, Inc. (Puerto Rico)	53,456	2,043,088

Post Properties, Inc. R	418	27,642

Prudential Financial, Inc.	35,400	2,890,410

Prudential PLC (United Kingdom)	36,050	638,513

Public Storage R	110	24,545

Raiffeisen Bank International AG (Austria) †	10,823	164,802

Regency Centers Corp. R	860	66,641

Regions Financial Corp.	300,500	2,965,935

Reinsurance Group of America, Inc.	14,447	1,559,409

Relo Group, Inc. (Japan)	1,000	165,376

Resona Holdings, Inc. (Japan)	300,700	1,264,600

Retail Properties of America, Inc. Class A R	42,976	721,997

SCOR SE (France)	8,037	249,815

Sekisui Chemical Co., Ltd. (Japan)	30,100	432,616

Senior Housing Properties Trust R	53,800	1,221,798

Skandinaviska Enskilda Banken AB (Sweden)	19,951	200,468

Societe Generale SA (France)	43,789	1,514,079

Spirit Realty Capital, Inc. R	40,300	537,199

Starwood Property Trust, Inc. R	109,500	2,465,940

State Bank of India (India)	77,600	294,801

Dynamic Asset Allocation Balanced Fund 33

COMMON STOCKS (50.8%)* cont.	Shares	Value

Financials cont.

Sumitomo Mitsui Financial Group, Inc. (Japan)	62,100	$2,092,952

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9,400	305,058

Sumitomo Realty & Development Co., Ltd. (Japan)	6,000	155,446

Sumitomo Warehouse Co., Ltd. (The) (Japan)	28,000	149,026

Sun Hung Kai Properties, Ltd. (Hong Kong)	15,000	228,605

SunTrust Banks, Inc.	89,900	3,937,620

Suruga Bank, Ltd. (Japan)	3,500	83,930

Surya Semesta Internusa Tbk PT (Indonesia)	3,076,400	131,259

Swedbank AB Class A (Sweden)	9,412	221,180

Swiss Life Holding AG (Switzerland)	4,809	1,244,944

Swiss Re AG (Switzerland)	24,738	2,231,895

Synchrony Financial	105,400	2,951,200

TCF Financial Corp.	2,908	42,195

Toronto-Dominion Bank (Canada)	8,227	365,212

Travelers Cos., Inc. (The)	1,609	184,311

Tryg A/S (Denmark)	4,316	86,608

Two Harbors Investment Corp. R	122,835	1,047,783

U.S. Bancorp	3,894	167,014

UBS Group AG (Switzerland)	25,159	342,618

Unum Group	16,500	582,615

Virgin Money Holdings UK PLC (United Kingdom)	52,276	210,861

Viva Energy REIT (Australia) † R	36,035	66,191

Voya Financial, Inc.	104,800	3,020,336

Weingarten Realty Investors R	13,534	527,555

Wells Fargo & Co.	9,276	410,741

Western Alliance Bancorp †	1,021	38,328

Wharf Holdings, Ltd. (The) (Hong Kong)	65,000	476,270

Wheelock and Co., Ltd. (Hong Kong)	159,000	944,520

Woori Bank (South Korea)	20,361	210,928

		218,655,097

Health care (6.7%)

Actelion, Ltd. (Switzerland)	4,082	706,734

AIN Holdings, Inc. (Japan)	4,400	299,628

Alfresa Holdings Corp. (Japan)	19,100	404,017

Allergan PLC †	10,761	2,478,366

AmerisourceBergen Corp.	138,362	11,176,882

Amgen, Inc.	91,800	15,313,158

Astellas Pharma, Inc. (Japan)	128,200	2,002,089

AstraZeneca PLC (United Kingdom)	28,748	1,864,576

Aurobindo Pharma, Ltd. (India)	22,756	293,284

Bayer AG (Germany)	9,754	979,898

Biogen, Inc. †	14,900	4,664,147

Bruker Corp.	40,500	917,325

C.R. Bard, Inc.	32,894	7,377,466

Cardinal Health, Inc.	24,200	1,880,340

Celgene Corp. †	26,200	2,738,686

Charles River Laboratories International, Inc. †	28,579	2,381,774

Clinigen Group PLC (United Kingdom)	39,471	366,819

Cochlear, Ltd. (Australia)	2,210	239,572

34 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Health care cont.

DaVita Inc. †	2,658	$175,614

Eli Lilly & Co.	42,100	3,378,946

Gilead Sciences, Inc.	56,600	4,478,192

GlaxoSmithKline PLC (United Kingdom)	148,392	3,160,117

Grifols SA ADR (Spain)	22,422	358,079

Hologic, Inc. †	109,800	4,263,534

Intuitive Surgical, Inc. †	359	260,214

Johnson & Johnson	197,324	23,309,884

McKesson Corp.	38,430	6,408,203

Medipal Holdings Corp. (Japan)	32,900	569,090

Merck & Co., Inc.	3,907	243,836

Merck KGaA (Germany)	2,560	275,816

Mitsubishi Tanabe Pharma Corp. (Japan)	20,500	438,166

Novartis AG (Switzerland)	37,128	2,919,793

Novo Nordisk A/S Class B (Denmark)	11,032	458,398

Pfizer, Inc.	404,194	13,690,051

Roche Holding AG (Switzerland)	12,103	3,002,391

Sanofi (France)	39,508	3,001,950

Shionogi & Co., Ltd. (Japan)	3,200	163,565

Shire PLC (United Kingdom)	15,646	1,013,572

Smith & Nephew PLC (United Kingdom)	1,286	20,736

Sumitomo Dainippon Pharma Co., Ltd. (Japan)	14,200	274,522

Taro Pharmaceutical Industries, Ltd. (Israel) † S	1,472	162,671

Teva Pharmaceutical Industries, Ltd. (Israel)	2,013	96,663

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	14,205	653,572

Thermo Fisher Scientific, Inc.	3,004	477,816

UnitedHealth Group, Inc.	120,818	16,914,520

VCA, Inc. †	21,900	1,532,562

VWR Corp. †	718	20,362

Waters Corp. †	195	30,906

WellCare Health Plans, Inc. †	18,100	2,119,329

Zoetis, Inc.	67,300	3,500,273

		153,458,104

Technology (9.0%)

Adobe Systems, Inc. †	82,600	8,965,404

Agilent Technologies, Inc.	139,469	6,567,595

Alibaba Group Holding, Ltd. ADR (China) † S	4,336	458,705

Alphabet, Inc. Class A †	39,002	31,359,948

Amadeus IT Holding SA Class A (Spain)	18,857	942,008

Amdocs, Ltd.	78,905	4,564,654

Apple, Inc.	182,707	20,655,026

Applied Materials, Inc.	371,461	11,199,549

AtoS SE (France)	11,967	1,289,464

Brocade Communications Systems, Inc.	227,100	2,096,133

Check Point Software Technologies, Ltd. (Israel) †	786	61,001

Cisco Systems, Inc.	241,672	7,665,836

CommerceHub, Inc. Ser. C †	1,682	26,761

CompuGroup Medical SE (Germany)	9,511	438,425

Computer Sciences Corp.	107,500	5,612,575

CSRA, Inc.	40,900	1,100,210

Dynamic Asset Allocation Balanced Fund 35

COMMON STOCKS (50.8%)* cont.	Shares	Value

Technology cont.

eBay, Inc. †	282,302	$9,287,736

Facebook, Inc. Class A †	98,800	12,673,076

Fiserv, Inc. †	2,417	240,419

Fitbit, Inc. Class A † S	7,322	108,658

Fujitsu, Ltd. (Japan)	54,000	291,518

Genpact, Ltd. †	1,877	44,954

GungHo Online Entertainment, Inc. (Japan) S	131,000	321,052

HP, Inc.	393,300	6,107,949

Infineon Technologies AG (Germany)	10,570	188,556

Instructure, Inc. †	6,400	162,368

Intuit, Inc.	18,756	2,063,348

L-3 Communications Holdings, Inc.	69,509	10,477,092

Lenovo Group, Ltd. (China)	250,000	166,931

Maxim Integrated Products, Inc.	137,400	5,486,382

Microsoft Corp.	487,061	28,054,714

Mixi, Inc. (Japan)	6,800	245,132

Motorola Solutions, Inc.	30,194	2,303,198

MSCI, Inc.	421	35,339

Murata Manufacturing Co., Ltd. (Japan)	5,800	756,517

NCR Corp. †	52,900	1,702,851

NEC Corp. (Japan)	97,000	250,600

Nexon Co., Ltd. (Japan)	28,500	445,328

Nokia OYJ (Finland)	121,581	703,240

Nuance Communications, Inc. †	97,200	1,409,400

NVIDIA Corp. S	157,600	10,798,752

NXP Semiconductor NV †	1,400	142,814

Open Text Corp. (Canada)	2,170	140,559

Oracle Corp Japan (Japan)	2,800	158,062

Paychex, Inc.	6,313	365,333

RIB Software AG (Germany) S	16,400	201,915

Samsung Electronics Co., Ltd. (South Korea)	1,152	1,678,979

Sartorius AG (Preference) (Germany)	3,623	301,498

Semiconductor Manufacturing International Corp. (China) †	1,158,000	129,839

ServiceNow, Inc. †	2,600	205,790

SK Hynix, Inc. (South Korea)	10,695	391,419

SoftBank Corp. (Japan)	3,100	200,824

Synopsys, Inc. †	1,773	105,228

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	77,000	451,586

Techtronic Industries Co., Ltd. (Hong Kong)	54,500	213,730

Tencent Holdings, Ltd. (China)	21,800	604,038

Texas Instruments, Inc.	4,377	307,178

Tokyo Electron, Ltd. (Japan)	3,900	344,159

Xerox Corp.	401,300	4,065,169

		207,336,524

Transportation (1.2%)

Aena SA (Spain)	2,213	326,408

Air Canada (Canada) †	15,100	122,002

ANA Holdings, Inc. (Japan)	216,000	587,144

A. P. Moeller-Maersk A/S Class B (Denmark)	414	607,143

Aurizon Holdings, Ltd. (Australia)	79,713	287,104

36 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (50.8%)* cont.	Shares	Value

Transportation cont.

Central Japan Railway Co. (Japan)	11,600	$1,984,603

ComfortDelgro Corp., Ltd. (Singapore)	192,400	398,530

Delta Air Lines, Inc.	168,331	6,625,508

Deutsche Post AG (Germany)	58,333	1,822,998

easyJet PLC (United Kingdom)	7,256	94,707

Japan Airlines Co., Ltd. (Japan)	14,300	420,978

Qantas Airways, Ltd. (Australia)	122,579	294,042

Royal Mail PLC (United Kingdom)	165,127	1,047,673

Southwest Airlines Co.	2,415	93,919

Transurban Group (Units) (Australia)	28,303	246,814

United Parcel Service, Inc. Class B	101,373	11,086,151

Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,587,200	878,613

		26,924,337

Utilities and power (2.0%)

American Electric Power Co., Inc.	33,126	2,127,020

American Water Works Co., Inc.	1,117	83,596

AusNet Services (Units) (Australia)	112,028	140,939

Centrica PLC (United Kingdom)	62,900	186,046

China Water Affairs Group, Ltd. (China)	252,000	162,691

Chubu Electric Power Co., Inc. (Japan)	39,900	580,931

CLP Holdings, Ltd. (Hong Kong)	102,500	1,064,170

Concord New Energy Group, Ltd. (China)	2,560,000	134,444

E.ON SE (Germany)	112,440	797,518

Edison International	61,700	4,457,825

Endesa SA (Spain)	52,577	1,126,909

Enel SpA (Italy)	378,698	1,688,028

Entergy Corp.	161,325	12,378,467

Eversource Energy	1,132	61,332

Great Plains Energy, Inc.	1,900	51,851

HK Electric Investments & HK Electric Investments, Ltd. (units)
(Hong Kong)	102,500	100,643

Iberdrola SA (Spain)	124,224	844,538

Korea Electric Power Corp. (South Korea)	1,058	51,812

NiSource, Inc.	99,504	2,399,041

PG&E Corp.	4,209	257,465

PPL Corp.	129,100	4,462,987

RWE AG (Germany) †	30,132	519,071

Southern Co. (The)	4,341	222,693

SSE PLC (United Kingdom)	16,752	340,461

Toho Gas Co., Ltd. (Japan)	81,000	758,217

Tohoku Electric Power Co., Inc. (Japan)	36,600	477,326

Tokyo Electric Power Company Holdings, Inc. (Japan) †	31,900	137,964

Tokyo Gas Co., Ltd. (Japan)	61,000	271,410

UGI Corp.	138,000	6,243,120

Uniper SE (Germany) †	11,244	137,740

Vectren Corp.	12,400	622,480

Veolia Environnement SA (France)	33,169	763,838

Westar Energy, Inc.	30,731	1,743,984

		45,396,557

Total common stocks (cost $1,067,470,495)		$1,168,257,272

Dynamic Asset Allocation Balanced Fund 37

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (18.2%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.4%)

Government National Mortgage Association Pass-Through Certificates

4.00%, with due dates from 3/15/46 to 3/20/46	$989,831	$1,090,844

3.50%, TBA, 10/1/46	72,000,000	76,477,500

		77,568,344

U.S. Government Agency Mortgage Obligations (14.8%)

Federal National Mortgage Association Pass-Through Certificates

6.00%, TBA, 11/1/46	24,000,000	27,510,000

6.00%, TBA, 10/1/46	24,000,000	27,525,000

4.00%, TBA, 11/1/46	64,000,000	68,647,501

4.00%, TBA, 10/1/46	64,000,000	68,729,997

3.50%, with due dates from 1/1/43 to 11/1/45	1,928,210	2,048,978

3.50%, TBA, 10/1/46	1,000,000	1,055,313

3.00%, 6/1/46	989,615	1,034,457

3.00%, TBA, 11/1/46	49,000,000	50,826,014

3.00%, TBA, 10/1/46	49,000,000	50,937,029

3.00%, TBA, 10/1/31	38,000,000	39,894,064

2.50%, TBA, 11/1/46	1,000,000	1,007,656

2.50%, TBA, 10/1/46	1,000,000	1,009,375

		340,225,384

Total U.S. government and agency mortgage obligations (cost $417,147,469)		$417,793,728

	Principal
U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)*	amount	Value

Federal Home Loan Bank unsec. notes, 1.125%, 06/21/19 [i]	$120,000	$120,991

Total U.S. government agency obligations (cost $120,991)		$120,991

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41 [i]	$91,218	$122,977

Total U.S. treasury obligations (cost $122,977)		$122,977

	Principal
CORPORATE BONDS AND NOTES (14.9%)*	amount	Value

Basic materials (1.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$220,000	$222,200

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)	400,000	412,122

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	150,000	166,819

Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	65,000	69,794

Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	20,000	19,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	75,000	71,379

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)	585,000	707,850

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	80,000	87,000

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18	680,000	722,588

Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	185,000	189,509

38 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Basic materials cont.

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	$270,000	$291,600

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9.75%, 10/15/23	260,000	305,500

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	275,000	275,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	275,000	279,125

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes
10.75%, 8/15/23	455,000	522,113

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	185,000	189,625

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	155,000	177,689

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	253,000	277,351

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	470,000	481,750

CF Industries, Inc. company guaranty sr. unsec. notes
5.375%, 3/15/44	47,000	46,392

CF Industries, Inc. company guaranty sr. unsec. notes
5.15%, 3/15/34	58,000	58,623

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7.125%, 5/1/20	98,000	112,829

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	165,000	162,113

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	165,000	160,875

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	175,000	165,156

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7.875%, 11/1/19 (Luxembourg)	370,000	378,325

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	67,000	68,340

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	220,000	218,906

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	965,000	1,019,227

E.I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	525,000	563,264

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	295,000	311,212

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	369,000	331,178

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 2/15/20 (Canada)	50,000	46,250

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6.75%, 2/1/22	163,000	167,483

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6.875%, 2/15/23	230,000	238,338

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	25,000	22,750

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	455,000	519,815

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	1,283,000	1,307,377

Dynamic Asset Allocation Balanced Fund 39

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Basic materials cont.

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	$680,000	$664,827

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 2.875%, 4/16/20	670,000	664,640

HD Supply, Inc. 144A company guaranty sr. unsec. notes
5.75%, 4/15/24	115,000	120,750

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%,
10/1/20 (Canada)	295,000	295,738

Huntsman International, LLC company guaranty sr. unsec. notes
5.125%, 11/15/22	35,000	36,400

Huntsman International, LLC company guaranty sr. unsec. unsub.
notes 4.875%, 11/15/20	270,000	281,475

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	200,000	220,000

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	260,000	295,100

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub.
notes 4.875%, 9/15/24	195,000	195,000

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19	310,000	362,349

LyondellBasell Industries NV sr. unsec. unsub. notes
4.625%, 2/26/55	255,000	252,607

Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	145,000	153,519

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)	385,000	333,416

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	40,000	39,753

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	815,000	956,065

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7.00%, 4/15/20 (Canada)	125,000	128,438

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	90,000	92,250

Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	345,000	365,804

Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	295,000	302,006

Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	175,000	185,938

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	300,000	331,770

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	30,000	33,300

Perstorp Holding AB 144A company guaranty sr. notes 8.75%,
5/15/17 (Sweden)	230,000	229,425

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22	65,000	69,063

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 9.00%, 5/1/19 (Australia)	265,000	313,072

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	135,000	144,788

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.50%, 12/1/20	80,000	91,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.25%, 4/1/23	113,000	120,345

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	45,000	47,531

Sealed Air Corp. 144A company guaranty sr. unsec. notes
4.875%, 12/1/22	45,000	47,250

40 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Basic materials cont.

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	$40,000	$42,900

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	135,000	159,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 8/15/22	375,000	394,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	165,000	172,838

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	13,000	13,488

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.125%, 10/1/21	25,000	25,969

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	35,000	40,250

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.00%, 6/1/21 (Canada)	50,000	54,688

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7.625%, 10/15/21	350,000	294,875

Tronox Finance, LLC company guaranty sr. unsec. notes
6.375%, 8/15/20	45,000	41,513

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
7.50%, 3/15/22	135,000	123,188

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	240,000	249,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	215,000	221,450

USG Corp. 144A company guaranty sr. unsec. notes
5.875%, 11/1/21	23,000	24,064

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	210,000	225,225

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	173,000	153,970

Westlake Chemical Corp. 144A company guaranty sr. unsec.
unsub. bonds 3.60%, 8/15/26	1,570,000	1,566,516

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	800,000	1,090,846

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	245,000	330,332

WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45%, 3/1/19	228,000	241,466

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	405,000	548,310

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	365,000	396,938

Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	190,000	200,450

		25,353,100

Capital goods (0.6%)

Advanced Disposal Services, Inc. company guaranty sr. unsec.
notes 8.25%, 10/1/20	597,000	626,850

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
5.00%, 10/1/24	215,000	220,375

American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19	132,000	149,490

Dynamic Asset Allocation Balanced Fund 41

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Capital goods cont.

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.375%, 9/15/24	$170,000	$169,150

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.00%, 3/15/22	180,000	180,900

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	405,000	430,313

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	95,000	97,850

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.50%, 9/1/22	210,000	218,925

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	60,000	60,900

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22	70,000	73,850

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	57,000	58,995

Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	220,000	223,300

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	240,000	264,599

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%,
4/15/19 (Canada)	205,000	199,363

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	315,000	351,225

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24	115,000	115,000

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	865,000	907,106

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	80,000	89,500

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	510,000	529,289

DH Services Luxembourg Sarl 144A company guaranty sr. unsec.
sub. notes 7.75%, 12/15/20 (Luxembourg)	104,000	108,420

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	315,000	298,463

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	290,000	308,491

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	245,000	250,712

Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	315,000	418,468

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21	255,000	284,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22	370,000	382,950

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	686,000	937,726

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	450,000	515,250

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	295,000	291,313

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	225,000	254,966

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	240,000	258,448

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22	295,000	304,956

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	340,000	355,725

42 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Capital goods cont.

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	$180,000	$189,450

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	135,000	164,837

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%,
2/15/21 (New Zealand)	100,000	104,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. FRN 4.127%, 7/15/21	530,000	537,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes
7.00%, 7/15/24	215,000	230,588

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	385,000	404,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	95,000	96,188

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21	94,000	96,115

TI Group Automotive Systems, LLC 144A sr. unsec. notes
8.75%, 7/15/23	315,000	342,563

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7.50%, 7/15/21	133,000	140,980

TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	222,000	233,655

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds
6.375%, 6/15/26	150,000	154,875

United Technologies Corp. sr. unsec. unsub. notes
5.375%, 12/15/17	736,000	772,696

ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.75%, 4/29/25	210,000	220,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	435,000	461,265

		14,087,530

Communication services (1.5%)

America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6.125%, 3/30/40 (Mexico)	165,000	196,757

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	1,620,000	1,612,470

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	990,000	1,058,954

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	535,000	586,832

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	765,000	800,538

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	765,000	785,967

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17	865,000	867,595

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	40,000	41,900

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 6.625%, 1/31/22	83,000	86,943

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 5.25%, 9/30/22	129,000	134,805

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	125,000	130,313

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	330,000	351,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	60,000	63,600

Dynamic Asset Allocation Balanced Fund 43

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Communication services cont.

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	$199,000	$207,706

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	113,000	117,520

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	24,000	25,380

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	315,000	315,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	218,000	217,457

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. bonds
6.484%, 10/23/45	1,645,000	1,989,335

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. notes
4.908%, 7/23/25	480,000	529,466

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6.50%, 1/15/17	865,000	878,174

Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	540,000	532,813

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	790,000	1,151,748

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	110,000	152,182

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	345,000	476,318

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	355,000	401,981

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	135,000	150,525

Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	670,000	699,599

Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113%, 1/15/20	660,000	730,382

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	75,000	81,971

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	470,000	446,500

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	655,000	754,888

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	338,000	357,435

Deutsche Telekom International Finance BV company guaranty sr.
unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	676,162

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	200,000	176,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	190,000	187,625

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	220,000	229,625

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	275,000	291,500

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20	65,000	70,119

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21	15,000	14,419

Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	30,000	28,013

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	89,000	67,195

Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	10,575	10,601

44 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Communication services cont.

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	$28,000	$9,380

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds
8.125%, 6/1/23 (Luxembourg)	47,000	15,863

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	185,000	258,657

Level 3 Communications, Inc. sr. unsec. unsub. notes
5.75%, 12/1/22	50,000	52,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/21	125,000	129,688

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 1/15/24	155,000	161,491

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 8/15/22	175,000	182,875

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	277,000	306,840

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	53,000	55,533

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25	115,000	125,848

Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	510,000	550,230

SFR Group SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	230,000	235,104

SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	400,000	407,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	497,000	466,559

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	67,000	67,168

Sprint Communications, Inc. sr. unsec. unsub. notes
8.375%, 8/15/17	107,000	111,280

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	169,000	186,534

Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	318,000	319,988

Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	465,000	466,744

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	582,000	623,468

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	570,000	619,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.25%, 4/1/21	127,000	132,715

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	50,000	53,416

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	7,000	7,543

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633%, 4/28/21	47,000	49,526

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	213,000	225,248

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	400,000	565,750

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	500,000	511,185

Dynamic Asset Allocation Balanced Fund 45

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Communication services cont.

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57%, 4/27/23 (Spain)	$342,000	$380,352

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20	627,000	644,813

Verizon Communications, Inc. sr. unsec. unsub. notes
6.40%, 9/15/33	58,000	75,148

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	3,454,000	3,652,021

Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	815,000	862,382

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub.
bonds 8.00%, 6/1/22	160,000	197,602

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)	340,000	354,450

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17
(United Kingdom)	1,498,000	1,494,300

West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	285,000	277,875

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10.25%, 7/15/19	237,000	249,461

Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	294,000	266,805

		34,038,730

Conglomerates (—%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	378,000	402,098

		402,098

Consumer cyclicals (2.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.75%, 1/20/24	350,000	448,757

21st Century Fox America, Inc. company guaranty sr. unsec. unsub.
notes 7.75%, 12/1/45	1,425,000	2,099,987

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	851,000	851,938

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes
5.875%, 2/15/22	74,000	76,590

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes
5.75%, 6/15/25	95,000	95,950

American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	215,000	224,944

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	310,000	282,100

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	908,000	999,025

Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	132,000	73,260

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	110,000	119,075

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub.
bonds 6.375%, 4/1/26	75,000	80,438

Brookfield Residential Properties, Inc. 144A company guaranty sr.
unsec. notes 6.50%, 12/15/20 (Canada)	214,000	221,490

46 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer cyclicals cont.

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	$344,000	$347,543

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
6.25%, 12/15/21	264,000	290,070

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	65,000	69,550

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	377,000	535,255

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9.125%, 5/1/19	84,000	87,990

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21	93,000	96,255

Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	99,000	101,475

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	53,000	53,265

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	175,000	173,031

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	420,000	437,325

Daimler Finance North America, LLC 144A company guaranty sr.
unsec. unsub. notes 2.375%, 8/1/18	1,592,000	1,615,944

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23	355,000	355,444

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24	145,000	142,100

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	585,000	603,965

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes
5.75%, 3/1/23	55,000	59,194

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23	185,000	196,331

Entercom Radio, LLC company guaranty sr. unsec. notes
10.50%, 12/1/19	113,000	117,661

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20	535,000	603,267

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	915,000	959,102

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%,
4/15/23 (Italy)	235,000	241,756

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97	162,000	200,098

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	390,000	639,339

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31	841,000	1,112,387

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	235,000	339,339

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20	1,060,000	1,250,328

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134%, 8/4/25	260,000	274,308

General Motors Co. sr. unsec. notes 5.20%, 4/1/45	25,000	26,005

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46	360,000	451,323

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18	177,000	180,129

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.20%, 7/6/21	445,000	450,465

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.00%, 9/25/17	255,000	258,257

Dynamic Asset Allocation Balanced Fund 47

		Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.		amount	Value

Consumer cyclicals cont.

General Motors Financial Co., Inc. company guaranty sr. unsec.
sub. notes 2.625%, 7/10/17		$460,000	$463,649

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25		288,000	296,716

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25		170,000	171,606

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 3.45%, 4/10/22		1,366,000	1,385,543

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20		130,000	140,075

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		105,000	112,875

Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		250,000	251,875

Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	165,000	131,741

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$545,000	621,865

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		150,000	153,938

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes
4.25%, 9/1/24		45,000	45,900

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15%, 2/1/23		25,000	33,875

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	825,543

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R		184,000	212,207

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R		851,000	941,352

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21		394,000	414,193

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		893,000	990,377

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		100,000	103,109

iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		117,000	92,576

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5.875%, 3/15/21		132,000	137,775

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19		65,000	70,850

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65%, 6/1/20		340,000	340,809

JC Penney Corp, Inc. 144A company guaranty sr. notes
5.875%, 7/1/23		55,000	57,269

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡		100,000	97,500

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95%, 7/2/64		515,000	538,110

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21		107,000	123,451

L Brands, Inc. company guaranty sr. unsec. sub. notes
5.625%, 2/15/22		53,000	59,228

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22		84,000	87,465

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24		90,000	94,500

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25		30,000	32,475

48 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer cyclicals cont.

Lear Corp. company guaranty sr. unsec. unsub. notes
5.375%, 3/15/24	$330,000	$354,338

Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	135,000	139,388

LIN Television Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/22	125,000	130,938

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23	151,000	159,305

Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
11/15/20 (Canada)	295,000	294,078

MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20	230,000	257,600

MGM Resorts International company guaranty sr. unsec. notes
5.25%, 3/31/20	45,000	47,925

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	70,000	78,925

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	175,000	196,656

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21	45,000	47,869

Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	153,000	152,235

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	185,000	172,050

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡	375,000	294,375

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21	60,000	50,100

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes
5.625%, 8/1/24	235,000	235,588

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	220,000	229,900

O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	115,000	124,096

O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	430,000	455,840

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	1,225,000	1,294,683

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	95,000	99,750

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	152,000	158,080

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21	172,000	177,590

Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	127,000	131,763

Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	135,000	134,663

Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	110,000	110,550

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	786,000	824,330

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	268,000	309,540

Dynamic Asset Allocation Balanced Fund 49

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer cyclicals cont.

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	$400,000	$420,000

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	195,000	198,021

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	524,000	532,515

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	300,000	308,250

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18	150,000	153,563

S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	490,000	547,544

S&P Global, Inc. 144A company guaranty sr. unsec. bonds
2.95%, 1/22/27	800,000	804,257

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	135,000	138,713

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	770,000	710,325

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6.25%, 9/1/20	40,000	30,800

Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	115,000	121,613

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	495,000	506,138

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	140,000	148,750

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub.
notes 5.875%, 10/1/20	8,000	8,235

Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 5.25%, 1/15/21	203,000	209,598

Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	95,000	102,600

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	4,000	4,330

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 12/15/24	70,000	75,798

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	310,000	319,300

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21	30,000	31,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming
Finance Corp. 144A sr. notes 6.375%, 6/1/21	110,000	110,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	77,000	79,503

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	90,000	92,475

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4.875%, 9/15/21	100,000	104,000

Tempur Sealy International, Inc. 144A company guaranty sr. unsec.
unsub. bonds 5.50%, 6/15/26	120,000	123,600

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44	460,000	466,226

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	1,430,000	1,447,010

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23	65,000	65,975

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	865,000	869,681

50 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer cyclicals cont.

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
2.00%, 10/24/18	$798,000	$809,678

Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	130,000	131,544

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4.50%, 3/1/21	30,000	30,600

Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	275,000	276,719

Univision Communications, Inc. 144A company guaranty sr. unsec.
notes 8.50%, 5/15/21	125,000	129,375

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	430,000	467,630

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	110,000	119,393

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37	844,000	1,244,530

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40	50,000	63,199

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	165,000	174,045

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	65,000	75,262

WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	185,000	187,775

Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	155,000	156,550

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21	460,000	516,019

		46,645,296

Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 6.00%, 4/1/22 (Canada)	270,000	282,825

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	65,000	67,600

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19	10,000	12,148

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	254,000	283,519

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	1,270,000	1,326,054

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes
5.125%, 10/1/24	75,000	75,750

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	2,262,000	2,691,285

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	1,843,000	1,979,382

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 2.65%, 2/1/21	1,325,000	1,367,262

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.25%, 1/17/18	314,000	313,931

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/39	895,000	1,444,749

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22	495,000	504,777

Ashtead Capital, Inc. 144A company guaranty notes
6.50%, 7/15/22	250,000	262,813

Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	240,000	252,900

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19	192,000	167,520

Dynamic Asset Allocation Balanced Fund 51

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer staples cont.

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8.50%, 6/15/19	$27,000	$31,637

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42	400,000	424,097

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22	215,000	214,194

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21	312,000	329,940

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23	430,000	462,512

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19	207,000	231,427

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6.00%, 5/1/22	103,000	118,321

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	732,000	830,215

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	865,000	880,573

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	38,948	44,896

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	333,460	369,523

Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23	120,000	127,500

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1.50%, 5/11/17 (United Kingdom)	1,263,000	1,266,659

Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22	165,000	215,407

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	550,000	586,005

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	509,000	694,195

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	462,000	558,921

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
3.85%, 11/15/24	176,000	189,363

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes
3.875%, 6/27/24 (Mexico)	515,000	535,516

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub.
notes 4.875%, 6/27/44 (Mexico)	400,000	405,585

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%,
2/1/20 (Brazil)	43,000	44,344

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	1,125,000	1,173,507

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26	190,000	200,925

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24	190,000	198,550

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40	420,000	563,855

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds
4.375%, 6/1/46	540,000	571,334

Kroger Co. (The) company guaranty sr. unsec. unsub. notes
6.90%, 4/15/38	860,000	1,195,793

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18	22,000	22,466

Landry’s, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	145,000	147,538

McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37	302,000	398,784

McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	393,000	492,787

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,615,000	1,758,909

PepsiCo, Inc. sr. unsec. unsub. notes 7.90%, 11/1/18	346,000	392,444

52 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Consumer staples cont.

PepsiCo, Inc. sr. unsec. unsub. notes 4.25%, 10/22/44	$190,000	$217,686

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17	859,000	860,818

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	70,000	72,100

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 12/15/21	92,000	95,220

Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	143,000	145,860

Revlon Consumer Products Corp. 144A company guaranty sr.
unsec. notes 6.25%, 8/1/24	110,000	113,575

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	270,000	291,376

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9.75%, 2/1/19 ‡‡	32,100	16,692

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	80,000	83,049

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	505,000	533,641

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes
5.375%, 10/1/22	155,000	176,119

		29,316,373

Energy (1.6%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36	175,000	204,453

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19	215,000	237,879

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26	310,000	353,855

Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	65,000	66,219

Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	185,000	186,388

Antero Resources Finance Corp. company guaranty sr. unsec. sub.
notes 5.375%, 11/1/21	90,000	91,013

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	50,000	52,072

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	254,000	260,640

Archrock Partners LP/Archrock Partners Finance Corp. company
guaranty sr. unsec. notes 6.00%, 10/1/22	179,000	166,023

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.625%, 6/1/24 (Canada)	67,000	54,605

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.125%, 6/1/21 (Canada)	12,000	9,855

BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	695,000	710,186

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
2.315%, 2/13/20 (United Kingdom)	310,000	315,634

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.846%, 5/5/17 (United Kingdom)	865,000	868,758

California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	465,000	309,225

Callon Petroleum Co. 144A sr. unsec. notes 6.125%, 10/1/24 ##	100,000	103,500

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%,
5/15/17 (Canada)	1,515,000	1,550,412

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	65,000	67,275

Dynamic Asset Allocation Balanced Fund 53

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Energy cont.

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	$340,000	$367,453

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)	100,000	82,518

Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	401,000	406,514

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	851,000	850,380

Concho Resources, Inc. company guaranty sr. unsec. notes
5.50%, 4/1/23	130,000	134,225

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/22	54,000	56,025

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	865,000	859,032

Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	60,000	54,900

Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	335,000	334,163

Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	170,000	163,200

DCP Midstream Operating LP company guaranty sr. unsec. notes
2.70%, 4/1/19	285,000	277,875

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	180,000	134,100

Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	267,000	279,683

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	190,000	188,642

Devon Financing Company, LLC company guaranty sr. unsec.
unsub. bonds 7.875%, 9/30/31	285,000	353,053

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	577,000	409,670

EQT Midstream Partners LP company guaranty sr. unsec. sub.
notes 4.00%, 8/1/24	65,000	63,896

Halcon Resources Corp. 144A company guaranty notes
8.625%, 2/1/20	190,000	190,475

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	310,000	367,630

Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	235,000	241,756

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7.875%, 9/15/31	70,000	86,832

Key Energy Services, Inc. company guaranty sr. unsec. unsub.
notes 6.75%, 3/1/21 (In default) †	25,000	6,750

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	460,000	475,525

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	65,000	63,050

Linn Energy, LLC/Linn Energy Finance Corp. 144A company
guaranty notes 12.00%, 12/15/20 (In default) †	591,000	286,635

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. notes 10.375%, 2/15/17 (Canada) F	100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec.
notes 4.563%, 4/24/23 (Russia)	200,000	207,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25	105,000	99,713

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	170,000	185,869

54 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Energy cont.

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	$140,000	$110,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%,
3/15/21 (Canada)	120,000	97,950

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	720,000	795,213

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24	250,000	258,426

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	210,000	216,300

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	85,000	85,213

Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 6.05%, 3/1/41	510,000	302,813

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	55,000	52,525

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	210,000	201,075

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	209,769

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	1,268,000	1,401,140

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	3,806,000	3,701,335

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 4.875%, 3/17/20 (Brazil)	1,082,000	1,084,705

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	16,000	6,602

Petroleos de Venezuela SA sr. unsec. notes 5.125%,
10/28/16 (Venezuela)	850,000	824,500

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	575,000	241,443

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	110,000	95,953

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	220,000	210,100

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,250,000	1,329,785

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	220,000	222,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	2,005,000	1,944,449

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17	865,000	872,785

Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	335,000	339,188

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	75,000	68,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	135,000	124,200

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	280,000	301,350

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	1,305,000	1,337,625

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26	500,000	543,438

Samson Investment Co. company guaranty sr. unsec. notes 9.75%,
2/15/20 (In default) †	260,000	10,400

Dynamic Asset Allocation Balanced Fund 55

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Energy cont.

SandRidge Energy, Inc. 144A company guaranty notes 8.75%,
6/1/20 (In default) †	$150,000	$54,000

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	90,000	93,488

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%,
5/15/20 (Canada)	143,000	152,474

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22 F	65,000	7

Seventy Seven Operating, LLC company guaranty sr. unsec.
unsub. notes 6.625%, 11/15/19 F	130,000	13

Shell International Finance BV company guaranty sr. unsec. unsub.
notes 5.20%, 3/22/17 (Netherlands)	929,000	947,923

Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.125%, 5/11/20 (Netherlands)	205,000	207,879

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	214,000	218,815

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	125,000	117,500

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	100,000	101,000

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	65,000	65,650

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	305,000	305,000

Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	235,000	281,139

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27	145,000	145,906

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25	75,000	75,094

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada)
(In default) †	30,000	3,900

Total Capital International SA company guaranty sr. unsec. unsub.
notes 1.55%, 6/28/17 (France)	851,000	853,427

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/22 (In default) †	60,000	13,200

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21	57,000	48,450

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26	75,000	77,997

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	61,000	56,425

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.00%, 3/15/19	195,000	188,663

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	230,000	285,200

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21	19,000	21,993

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	7,000	7,998

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	460,000	497,987

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	122,000	124,745

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6.125%, 7/15/22	40,000	41,529

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	677,000	684,252

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes
4.875%, 5/15/23	169,000	170,901

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	75,000	80,625

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	260,000	274,950

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	323,000	322,394

		36,344,967

56 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials (4.2%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	$830,000	$846,640

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39	450,000	635,746

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	85,000	89,087

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	1,545,000	1,602,690

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	130,000	126,750

Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	292,000	359,890

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	70,000	79,975

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	217,000	246,838

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 12/1/17	104,000	108,160

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	810,000	847,463

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	77,000	84,893

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	235,000	229,789

American Express Co. sr. unsec. bonds 8.125%, 5/20/19	865,000	1,006,557

American Express Co. sr. unsec. notes 7.00%, 3/19/18	627,000	676,321

American Express Co. sr. unsec. notes 6.15%, 8/28/17	1,122,000	1,169,301

American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	414,000	554,036

Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	200,000	219,787

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	505,000	525,614

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	370,000	403,145

Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	450,000	451,768

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	478,000	497,718

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	60,000	64,988

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	1,299,000	1,304,981

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
1.70%, 8/25/17	555,000	555,827

Bank of America Corp. unsec. sub. FRN 1.61%, 9/15/26	125,000	111,738

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,722,000	2,097,284

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.30%, 3/15/17	250,000	254,370

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%,
1/11/17 (Canada)	851,000	853,991

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969%, 6/20/17	615,000	618,286

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	1,070,000	1,093,238

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%,
10/30/18 (Canada)	834,000	843,933

Dynamic Asset Allocation Balanced Fund 57

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	$865,000	$865,548

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub.
notes 1.20%, 3/10/17 (Japan)	877,000	876,976

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22
(United Kingdom)	314,000	348,540

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	725,000	923,498

Barclays PLC jr. unsec. sub. FRB 6.625%, perpetual maturity
(United Kingdom)	235,000	214,731

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919%, perpetual maturity (Spain)	295,000	294,263

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18	240,000	257,736

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	190,000	213,706

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21	330,000	345,511

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1.375%, 3/17/17 (France)	1,070,000	1,071,335

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)	240,000	241,785

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195%, perpetual
maturity (France)	100,000	112,500

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	435,000	473,441

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	310,000	328,190

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	390,000	434,810

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	395,000	438,956

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	655,000	688,364

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	215,000	224,308

CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	240,000	257,232

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	100,000	105,331

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	370,000	385,711

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	44,000	44,935

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	63,000	66,780

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20	84,000	89,775

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18	77,000	80,273

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	273,000	290,063

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18	153,000	162,371

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	104,000	110,110

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	688,000	701,829

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	103,000	104,030

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	400,000	456,175

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	390,000	387,075

Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	770,000	885,885

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds
Ser. GMTN, 1.625%, 3/12/18	465,000	466,541

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub.
bonds 1.125%, 3/13/17	1,183,000	1,183,305

58 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr. unsec.
notes 3.375%, 1/19/17 (Netherlands)	$774,000	$779,236

Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	70,000	72,450

Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	334,000	335,670

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	631,000	599,450

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20 R	157,000	188,557

DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	160,000	100,800

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	148,750

Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	269,000	294,241

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22	110,000	117,255

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23	135,000	139,725

EPR Properties company guaranty sr. unsec. sub. notes
5.25%, 7/15/23 R	435,000	468,943

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	220,000	219,725

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	245,000	250,513

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	151,000	146,281

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	445,000	480,522

GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	2,886,000	3,239,145

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN
6.15%, 11/15/66	100,000	44,750

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19	990,000	1,118,980

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	1,015,000	1,037,297

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	500,000	505,526

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	164,000	208,904

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	205,000	232,907

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	425,000	446,236

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	305,000	315,049

Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	55,000	56,107

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5.625%, 8/15/35 (United Kingdom)	250,000	295,621

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub.
FRB 10.176%, perpetual maturity (Jersey)	185,000	280,427

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	1,379,000	1,586,207

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	290,000	301,795

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡	25,000	24,375

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	190,000	193,800

Dynamic Asset Allocation Balanced Fund 59

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	$237,000	$238,185

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	127,000	121,920

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,130,000	2,382,326

International Lease Finance Corp. sr. unsec. unsub. notes
6.25%, 5/15/19	33,000	35,723

International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	110,000	122,238

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19 R	45,000	44,882

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	504,000	510,930

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%,
perpetual maturity	1,073,000	1,102,508

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	1,250,000	1,252,719

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17	862,000	866,933

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT,
6.00%, 10/1/17	330,000	344,163

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	974,000	989,303

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 6/1/44	340,000	345,999

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	725,000	842,976

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	1,065,000	1,246,050

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	470,000	486,620

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	180,000	200,543

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45
(United Kingdom)	896,000	953,697

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	595,000	612,374

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	376,379

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	460,000	514,951

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	130,000	134,069

MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes
5.625%, 5/1/24	95,000	103,047

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	530,000	572,089

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	575,000	623,666

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17	980,000	996,139

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6.375%, 3/1/24 R	105,000	113,925

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.524%,
12/9/19 (Australia)	1,570,000	1,570,732

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%,
7/25/18 (Australia)	475,000	482,097

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 10/1/20	235,000	238,807

60 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	$270,000	$264,600

Nationwide Mutual Insurance Co. 144A unsec. sub. notes
8.25%, 12/1/31	210,000	302,162

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 5.875%, 3/15/22	230,000	240,063

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	405,000	345,769

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	520,000	606,795

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	100,000	105,125

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	95,000	99,988

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	995,000	1,001,516

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1.125%, 1/27/17	870,000	870,537

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	375,000	410,295

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	405,000	389,813

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6.75%, 6/15/21	245,000	247,144

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	270,000	299,363

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	265,000	284,875

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	200,000	206,000

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	155,000	170,802

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	865,000	877,172

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	615,000	670,323

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	202,000	185,335

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%,
5/28/24 (United Kingdom)	865,000	865,917

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	695,000	713,845

Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	600,000	613,202

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	635,000	633,769

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17
(United Kingdom)	928,000	927,994

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	685,000	712,033

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)	225,000	248,063

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes
4.95%, 2/7/17 (Russia)	350,000	353,487

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	70,000	71,078

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	70,000	70,416

Simon Property Group LP sr. unsec. unsub. notes 3.375%, 3/15/22 R	50,000	53,132

Simon Property Group LP sr. unsec. unsub. notes 2.20%, 2/1/19 R	880,000	896,979

Dynamic Asset Allocation Balanced Fund 61

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Simon Property Group LP 144A sr. unsec. unsub. notes
1.50%, 2/1/18 R	$784,000	$786,426

Societe Generale SA company guaranty sr. unsec. notes 2.75%,
10/12/17 (France)	380,000	384,731

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	345,000	378,638

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 7.75%, 10/1/21	50,000	52,438

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.00%, 6/1/20	387,000	396,191

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	35,000	35,744

Standard Chartered Bank 144A unsec. sub. notes 8.00%, 5/30/31
(United Kingdom)	510,000	672,810

Standard Chartered PLC unsec. sub. notes 5.70%, 1/25/22
(United Kingdom)	290,000	317,498

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB
1.85%, 6/15/37	475,000	408,890

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2.875%, 4/4/17 (Sweden)	448,000	452,030

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	385,000	409,668

TIERS Trust/United States 144A sr. bonds stepped-coupon zero %
(8.125%, 9/15/17), 3/15/46 ††	600,000	606,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	40,000	29,800

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	86,000	86,237

Travelers Property Casualty Corp. company guaranty sr. unsec.
unsub. bonds 7.75%, 4/15/26	235,000	321,122

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	225,000	234,000

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	581,000	565,386

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Jersey)	595,000	626,062

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Jersey)	2,320,000	2,383,310

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT,
1.10%, 1/30/17	890,000	890,141

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21	170,000	172,550

VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	395,000	408,825

VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	195,000	206,213

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902%, 7/9/20 (Russia)	215,000	233,813

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	1,900,000	2,096,047

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,599,000	1,695,055

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	700,000	747,250

62 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Financials cont.

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17	$105,000	$108,096

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23	110,000	111,788

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	455,000	493,675

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17	851,000	854,677

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17	250,000	262,798

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	485,000	530,925

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	550,000	549,113

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	210,000	219,932

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	422,000	426,748

		98,239,876

Health care (1.0%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	16,000	16,724

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	500,000	512,797

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	945,000	963,403

AbbVie, Inc. sr. unsec. notes 1.75%, 11/6/17	775,000	777,546

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes
6.125%, 3/15/21	225,000	232,313

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes
5.125%, 7/1/22	120,000	118,800

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	638,000	697,605

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	318,000	333,848

Actavis Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	615,000	621,341

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37	286,000	396,316

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	235,000	224,425

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	730,000	772,845

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17	865,000	870,018

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	422,000	589,101

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 9/15/17
(United Kingdom)	865,000	902,689

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	975,000	1,044,318

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	230,000	249,550

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	325,000	344,500

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	155,000	160,038

CHS/Community Health Systems, Inc. company guaranty sr. notes
5.125%, 8/1/21	60,000	59,550

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	244,000	209,840

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	490,000	537,440

Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada)	145,000	92,800

ConvaTec Healthcare E SA 144A company guaranty sr. unsec.
unsub. notes 10.50%, 12/15/18 (Luxembourg)	200,000	203,000

Dynamic Asset Allocation Balanced Fund 63

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Health care cont.

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22	$170,000	$150,025

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%,
2/1/22 (Netherlands)	334,000	353,205

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	95,000	84,313

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)	285,000	251,869

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	290,000	264,625

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	100,000	102,250

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	415,000	440,938

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	395,000	438,450

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	280,000	295,400

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	197,000	203,403

HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	34,000	39,015

HCA, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 2/1/25	45,000	46,463

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	155,000	161,200

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	542,000	580,690

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	105,000	113,663

Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	105,000	99,488

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes
5.25%, 12/1/23	75,000	78,844

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	746,000	748,833

Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	125,000	129,063

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	880,000	888,800

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	444,000	466,733

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	123,000	127,920

Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	345,000	365,700

Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	155,000	156,080

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	90,000	93,600

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21	39,000	39,244

Tenet Healthcare Corp. company guaranty sr. bonds
4.375%, 10/1/21	62,000	61,690

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20	155,000	155,791

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	223,000	238,610

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20	23,000	23,345

64 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Health care cont.

Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	$130,000	$137,475

Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	577,000	579,669

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	387,000	411,308

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	640,000	713,379

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	550,000	583,336

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	545,000	563,794

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 10/15/20	139,000	130,313

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	135,000	116,269

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	150,000	129,375

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	10,000	8,925

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	70,000	59,850

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	310,000	286,750

		21,850,500

Technology (0.7%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	335,000	362,486

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	25,000	25,542

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	493,000	543,977

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	600,000	611,422

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21	95,000	20,900

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19	223,000	164,463

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17	825,000	833,229

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17	392,000	392,157

CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	105,000	111,956

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,172,000	1,289,022

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	272,000	325,679

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	1,289,000	1,381,108

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec.
notes 5.875%, 6/15/21	75,000	79,685

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17	865,000	866,035

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5.00%, 3/15/22	120,000	124,289

Fidelity National Information Services, Inc. sr. unsec. unsub. notes
5.00%, 10/15/25	375,000	427,637

First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	350,000	370,125

First Data Corp. 144A notes 5.75%, 1/15/24	205,000	210,638

First Data Corp. 144A sr. notes 5.375%, 8/15/23	160,000	164,800

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	850,000	849,075

Dynamic Asset Allocation Balanced Fund 65

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Technology cont.

Infor Software Parent LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	$375,000	$363,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	350,000	354,375

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	55,000	57,750

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	870,000	872,716

Iron Mountain, Inc. company guaranty sr. unsec. notes
6.00%, 8/15/23 R	179,000	191,083

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
6.00%, 10/1/20 R	75,000	79,125

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	81,000	88,185

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes
5.875%, 2/15/22	190,000	193,800

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23	120,000	133,289

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	855,000	855,723

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	85,000	107,710

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	555,000	598,762

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes
4.625%, 6/1/23 (Netherlands)	315,000	344,531

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	215,000	264,280

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,255,000	1,255,228

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	485,000	496,631

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	165,000	169,950

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22	265,000	287,194

		15,868,307

Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	410,000	396,675

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	240,000	304,408

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	155,000	201,317

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	480,000	510,479

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	200,529	226,348

FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	95,000	98,010

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A,
3.75%, 9/3/26	320,390	336,409

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636%, 7/2/22	93,408	99,246

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	530,000	535,300

		2,708,192

Utilities and power (0.8%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20	142,000	167,205

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	830,000	854,900

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	44,000	44,440

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	164,000	188,190

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	870,000	982,111

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	80,000	91,999

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	2,000	2,104

66 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Utilities and power cont.

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	$152,000	$201,893

Boardwalk Pipelines LP company guaranty sr. unsec. unsub.
bonds 5.95%, 6/1/26	120,000	132,147

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	260,000	256,750

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	30,000	31,425

Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	24,000	25,350

Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	50,000	54,485

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	174,653

Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	634,000	710,640

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	275,000	300,785

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16	14,000	14,018

Duke Energy Corp. sr. unsec. unsub. notes 2.15%, 11/15/16	580,000	580,704

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22	15,000	14,813

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19	220,000	225,500

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	10,000	9,820

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	255,000	275,727

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	65,000	81,440

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%,
perpetual maturity (France)	707,000	693,744

Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	375,000	415,594

Emera US Finance LP 144A company guaranty sr. unsec. notes
3.55%, 6/15/26	360,000	373,104

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11.75%, 3/1/22 (In default) †	107,113	131,748

Energy Transfer Equity LP company guaranty sr. notes
7.50%, 10/15/20	76,000	83,410

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	440,000	456,500

Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	185,000	193,220

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	185,000	196,039

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	155,000	168,042

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	517,000	548,238

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21	185,000	157,250

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20	102,000	75,990

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 7.25%, 10/1/20	94,000	97,408

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. sub. notes 5.50%, 5/15/22	30,000	31,200

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	305,000	321,362

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	123,000	123,308

Dynamic Asset Allocation Balanced Fund 67

	Principal
CORPORATE BONDS AND NOTES (14.9%)* cont.	amount	Value

Utilities and power cont.

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	$599,000	$618,399

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	300,000	299,057

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	107,000	129,366

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	400,000	560,106

Nevada Power Co. mtge. notes 7.125%, 3/15/19	265,000	301,709

NiSource Finance Corp. company guaranty sr. unsec. notes
6.125%, 3/1/22	165,000	196,879

NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	330,000	344,850

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
6.625%, 1/15/27	265,000	259,700

NRG Energy, Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/15/26	175,000	178,063

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	450,000	459,417

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	222,785

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	170,000	187,943

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	793,966

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	255,000	340,045

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16	456,000	456,461

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	655,000	717,945

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	20,000	21,123

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	208,820

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	839,000	721,540

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	65,000	68,604

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	114,000	125,705

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23	77,000	79,494

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	57,000	57,384

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22	150,000	151,125

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11.50%, 10/1/20 (In default) †	64,000	19,520

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	495,000	512,938

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%,
5/15/67 (Canada)	180,000	143,190

Union Electric Co. sr. notes 6.40%, 6/15/17	320,000	331,503

		17,994,893

Total corporate bonds and notes (cost $327,699,324)		$342,849,862

68 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.9%)*	amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.025%, 7/25/25
(Bermuda) F	$185,846	$186,310

Federal Home Loan Mortgage Corporation

IFB Ser. 3408, Class EK, 23.683%, 4/15/37	129,122	217,905

IFB Ser. 2979, Class AS, 22.351%, 3/15/34	2,645	2,786

IFB Ser. 3072, Class SM, 21.874%, 11/15/35	73,783	116,906

IFB Ser. 3249, Class PS, 20.545%, 12/15/36	81,761	127,068

IFB Ser. 2990, Class LB, 15.606%, 6/15/34	150,254	194,367

Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
3.125%, 12/25/27	948,000	968,373

Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1,
1.775%, 10/25/28	239,509	240,128

Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1,
1.725%, 11/25/28	242,194	242,822

Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1,
1.625%, 12/25/28	489,335	490,159

Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M1,
1.575%, 3/25/25	91,216	91,250

Ser. 3391, PO, zero %, 4/15/37	9,616	8,536

Ser. 3206, Class EO, PO, zero %, 8/15/36	6,101	5,575

Ser. 3326, Class WF, zero %, 10/15/35	3,411	2,811

FRB Ser. 3117, Class AF, zero %, 2/15/36	7,055	5,446

Federal National Mortgage Association

IFB Ser. 06-62, Class PS, 36.748%, 7/25/36	44,946	91,268

IFB Ser. 07-53, Class SP, 22.274%, 6/25/37	106,449	169,516

IFB Ser. 05-75, Class GS, 18.674%, 8/25/35	55,958	79,509

IFB Ser. 05-106, Class JC, 18.495%, 12/25/35	60,700	96,261

IFB Ser. 05-83, Class QP, 16.028%, 11/25/34	27,942	36,989

Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	2,403,585	210,362

Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1.875%, 1/25/29	257,146	258,160

Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1.725%, 7/25/24	238,059	238,588

Ser. 07-14, Class KO, PO, zero %, 3/25/37	35,824	31,423

Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,396	2,106

Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,749	3,302

Ser. 06-46, Class OC, PO, zero %, 6/25/36	6,743	5,906

Government National Mortgage Association

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	752,864	133,111

Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	35,974	3,734

Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	159,471	24,391

Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	351,915	13,754

Ser. 13-14, IO, 3.50%, 12/20/42	1,985,907	220,317

Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	3,169,279	201,534

Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	3,582,147	350,499

Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	2,632,845	320,694

Ser. 16-H16, Class EI, IO, 2.166%, 6/20/66	3,925,084	520,074

Ser. 15-H25, Class BI, IO, 2.092%, 10/20/65	6,349,502	816,546

Ser. 15-H26, Class EI, IO, 1.702%, 10/20/65	3,795,750	400,452

Ser. 06-36, Class OD, PO, zero %, 7/16/36	4,600	4,029

		7,132,967

Dynamic Asset Allocation Balanced Fund 69

	Principal
MORTGAGE-BACKED SECURITIES (2.9%)* cont.	amount	Value

Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.483%, 1/15/49	$4,783,700	$12,042

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.497%, 2/10/51	12,469,520	35,074

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A

FRB Ser. 04-5, Class XC, IO, 0.555%, 11/10/41	248,793	3,151

FRB Ser. 04-4, Class XC, IO, 0.044%, 7/10/42	164,144	78

Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 04-PR3I, Class X1, IO, 0.328%, 2/11/41	170,028	901

Bear Stearns Commercial Mortgage Securities Trust 144A

FRB Ser. 06-PW11, Class B, 5.565%, 3/11/39	444,000	423,842

FRB Ser. 06-PW14, Class X1, IO, 0.791%, 12/11/38	4,894,494	67,250

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO,
0.588%, 12/11/49	3,794,760	2,960

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
0.271%, 11/15/44	2,025,953	1,530

Citigroup Commercial Mortgage Trust

FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46	593,000	647,741

Ser. 14-GC21, Class AS, 4.026%, 5/10/47	539,000	582,621

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.731%, 10/15/49	21,500,056	9,245

COMM Mortgage Trust

Ser. 07-C9, Class AJ, 5.65%, 12/10/49	675,000	679,185

FRB Ser. 14-CR18, Class C, 4.895%, 7/15/47	1,408,000	1,479,372

Ser. 13-CR11, Class AM, 4.715%, 10/10/46	411,000	462,478

FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	1,250,000	1,218,584

Ser. 13-LC6, Class AM, 3.282%, 1/10/46	578,000	604,517

FRB Ser. 14-CR18, Class XA, IO, 1.426%, 7/15/47	5,001,310	306,880

FRB Ser. 14-CR16, Class XA, IO, 1.391%, 4/10/47	3,880,004	224,905

FRB Ser. 14-UBS6, Class XA, IO, 1.207%, 12/10/47	7,282,094	426,280

FRB Ser. 14-LC17, Class XA, IO, 1.145%, 10/10/47	10,801,971	499,411

COMM Mortgage Trust 144A

FRB Ser. 12-LC4, Class D, 5.801%, 12/10/44	315,000	321,552

Ser. 13-LC13, Class AM, 4.557%, 8/10/46	1,415,000	1,589,721

Ser. 13-LC13, Class E, 3.719%, 8/10/46	456,000	359,766

FRB Ser. 06-C8, Class XS, IO, 0.69%, 12/10/46	11,468,522	5,276

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.213%, 1/15/49	31,841,830	2,866

Credit Suisse First Boston Mortgage Securities Corp. 144A

Ser. 98-C1, Class F, 6.00%, 5/17/40	60,312	62,724

FRB Ser. 03-C3, Class AX, IO, 2.201%, 5/15/38	188,962	13

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.943%, 4/15/50	1,218,000	1,036,823

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49	19,146	19,146

DBUBS Mortgage Trust 144A

FRB Ser. 11-LC2A, Class D, 5.727%, 7/10/44	358,000	372,451

FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44	738,000	770,620

First Union National Bank-Bank of America, NA Commercial
Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.20%, 3/15/33	79,566	1

70 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.109%, 7/10/45	$2,038,871	$—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.487%, 3/10/44	274,475	270,084

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.387%, 12/10/49	40,865,483	67,620

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.784%, 5/10/43	1,253,943	2,739

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.748%, 2/10/46	4,964,401	374,614

GS Mortgage Securities Trust

FRB Ser. 14-GC18, Class C, 5.11%, 1/10/47 F	402,000	422,540

FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46	1,056,000	1,058,746

FRB Ser. 13-GC12, Class XA, IO, 1.836%, 6/10/46	3,030,875	211,202

FRB Ser. 14-GC22, Class XA, IO, 1.209%, 6/10/47	4,290,525	242,960

FRB Ser. 14-GC24, Class XA, IO, 1.001%, 9/10/47	6,481,853	310,695

GS Mortgage Securities Trust 144A

FRB Ser. 12-GC6, Class D, 5.847%, 1/10/45	314,000	315,102

FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44	1,114,000	1,140,443

FRB Ser. 13-GC12, Class D, 4.615%, 6/10/46	1,204,000	1,074,281

FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38	593,186	6

JPMBB Commercial Mortgage Securities Trust

FRB Ser. 14-C19, Class XA, IO, 1.395%, 4/15/47	8,635,668	344,563

FRB Ser. 14-C25, Class XA, IO, 1.149%, 11/15/47	8,693,208	491,166

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB
Ser. 12-LC9, Class D, 4.563%, 12/15/47	186,000	187,116

JPMorgan Chase Commercial Mortgage Securities Trust

FRB Ser. 07-CB20, Class AJ, 6.285%, 2/12/51	190,000	189,810

FRB Ser. 05-LDP5, Class F, 5.735%, 12/15/44	458,000	458,000

Ser. 06-LDP8, Class B, 5.52s, 5/15/45	328,000	331,241

Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45	353,952	353,952

Ser. 07-LDPX, Class A3, 5.42%, 1/15/49	419,366	422,488

FRB Ser. 05-LDP2, Class B, 4.882%, 7/15/42	326,000	326,652

Ser. 13-C10, Class AS, 3.372%, 12/15/47	369,000	386,288

FRB Ser. 06-LDP8, Class X, IO, 0.676%, 5/15/45	1,382,543	12

FRB Ser. 07-LDPX, Class X, IO, 0.443%, 1/15/49	13,940,010	58,290

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 07-CB20, Class C, 6.385%, 2/12/51	298,000	262,240

FRB Ser. 12-C6, Class E, 5.364%, 5/15/45	1,175,000	1,131,760

FRB Ser. 12-C8, Class D, 4.815%, 10/15/45	659,000	646,347

FRB Ser. 05-CB12, Class X1, IO, 0.477%, 9/12/37	829,985	3,139

FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43	723,242	—

LB Commercial Mortgage Trust 144A

Ser. 99-C1, Class G, 6.41%, 6/15/31	39,016	39,664

Ser. 98-C4, Class H, 5.60%, 10/15/35	52,294	52,689

LB-UBS Commercial Mortgage Trust

FRB Ser. 08-C1, Class AM, 6.287%, 4/15/41	486,000	482,161

Ser. 06-C1, Class AJ, 5.276%, 2/15/41	571,430	567,687

FRB Ser. 07-C2, Class XW, IO, 0.649%, 2/15/40	2,040,359	3,718

Dynamic Asset Allocation Balanced Fund 71

	Principal
MORTGAGE-BACKED SECURITIES (2.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

LB-UBS Commercial Mortgage Trust 144A

FRB Ser. 05-C7, Class XCL, IO, 0.466%, 11/15/40	$1,064,816	$8,516

FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	237,419	14

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.40%, 4/20/48	828,000	759,218

Merrill Lynch Mortgage Trust 144A

FRB Ser. 04-KEY2, Class XC, IO, 0.574%, 8/12/39	656,480	355

FRB Ser. 05-MCP1, Class XC, IO, 0.019%, 6/12/43	522,407	4

Mezz Cap Commercial Mortgage Trust 144A

FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44	19,183	219

FRB Ser. 07-C5, Class X, IO, 5.866%, 12/15/49	226,138	13,998

FRB Ser. 06-C4, Class X, IO, 5.716%, 7/15/45	346,164	5,296

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ,
5.948%, 6/12/46	14,928	14,924

Morgan Stanley Bank of America Merrill Lynch Trust

Ser. 12-C5, Class AS, 3.792%, 8/15/45	388,000	417,100

Ser. 12-C6, Class AS, 3.476%, 11/15/45	494,000	524,085

FRB Ser. 14-C17, Class XA, IO, 1.416%, 8/15/47	5,497,637	331,068

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C6, Class XA, IO, 2.189%, 11/15/45	11,883,585	765,303

Morgan Stanley Capital I Trust

FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42	444,000	435,120

Ser. 07-IQ14, Class A2, 5.61%, 4/15/49	121,415	121,310

Ser. 07-HQ11, Class C, 5.558%, 2/12/44 F	352,000	211,135

Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44	361,000	357,715

Morgan Stanley Capital I Trust 144A

FRB Ser. 11-C3, Class D, 5.324%, 7/15/49	815,000	858,603

FRB Ser. 11-C3, Class E, 5.324%, 7/15/49	526,000	544,159

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	458,835	34,413

UBS-Barclays Commercial Mortgage Trust 144A

FRB Ser. 12-C3, Class C, 5.123%, 8/10/49	326,000	351,167

FRB Ser. 12-C4, Class XA, IO, 1.92%, 12/10/45	8,648,313	663,214

Wachovia Bank Commercial Mortgage Trust

FRB Ser. 05-C21, Class D, 5.464%, 10/15/44	426,000	424,680

FRB Ser. 06-C29, IO, 0.485%, 11/15/48	27,855,738	836

FRB Ser. 07-C34, IO, 0.449%, 5/15/46	7,925,819	15,852

Wachovia Bank Commercial Mortgage Trust 144A

FRB Ser. 06-C26, Class XC, IO, 0.084%, 6/15/45	4,260,615	852

FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42	206,067	21

Wells Fargo Commercial Mortgage Trust

FRB Ser. 13-LC12, Class C, 4.432%, 7/15/46	501,000	526,301

FRB Ser. 14-LC16, Class XA, IO, 1.608%, 8/15/50	8,991,395	605,930

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.432%, 7/15/46	521,000	479,639

WF-RBS Commercial Mortgage Trust

Ser. 14-C19, Class C, 4.646%, 3/15/47	364,000	382,819

Ser. 13-C18, Class AS, 4.387%, 12/15/46	725,000	800,523

Ser. 13-C12, Class AS, 3.56%, 3/15/48	613,000	652,440

72 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.9%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

WF-RBS Commercial Mortgage Trust

FRB Ser. 14-C22, Class XA, IO, 1.088%, 9/15/57	$15,903,802	$814,911

FRB Ser. 13-C14, Class XA, IO, 1.002%, 6/15/46	7,935,601	319,567

WF-RBS Commercial Mortgage Trust 144A

FRB Ser. 11-C5, Class E, 5.866%, 11/15/44	530,000	546,536

FRB Ser. 11-C3, Class D, 5.813%, 3/15/44	1,022,000	1,064,822

FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	1,097,000	1,151,302

FRB Ser. 13-C17, Class D, 5.295%, 12/15/46	371,000	360,130

Ser. 11-C4, Class E, 5.265s, 6/15/44	682,000	693,730

FRB Ser. 12-C9, Class D, 4.961%, 11/15/45	546,000	539,721

FRB Ser. 13-C15, Class D, 4.629%, 8/15/46	718,000	656,502

FRB Ser. 12-C10, Class D, 4.601%, 12/15/45	568,000	534,364

Ser. 14-C19, Class D, 4.234%, 3/15/47	576,000	470,228

FRB Ser. 12-C9, Class XA, IO, 2.282%, 11/15/45	7,758,732	660,035

FRB Ser. 12-C10, Class XA, IO, 1.862%, 12/15/45	6,771,195	498,157

FRB Ser. 13-C12, Class XA, IO, 1.528%, 3/15/48	2,399,760	141,752

		43,217,607

Residential mortgage-backed securities (non-agency) (0.7%)

BCAP, LLC Trust 144A

FRB Ser. 14-RR1, Class 2A2, 2.531%, 1/26/36	472,304	354,526

FRB Ser. 15-RR5, Class 2A3, 1.559%, 1/26/46	490,000	366,264

Countrywide Alternative Loan Trust

FRB Ser. 06-OA7, Class 1A2, 1.447%, 6/25/46	1,756,342	1,399,892

FRB Ser. 05-27, Class 1A1, 1.424%, 8/25/35	338,257	250,209

FRB Ser. 05-59, Class 1A1, 0.862%, 11/20/35	551,223	468,998

FRB Ser. 06-OC2, Class 2A3, 0.815%, 2/25/36	331,713	240,492

FRB Ser. 06-OA10, Class 4A1, 0.715%, 8/25/46	2,338,586	1,694,891

Federal Home Loan Mortgage Corporation

Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
5.675%, 11/25/28	480,000	512,364

Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2,
4.775%, 11/25/23	720,000	761,760

Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
4.374%, 3/25/29	540,000	540,000

Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3,
4.324%, 3/25/29	380,000	382,044

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.425%, 10/25/28	1,571,350	1,717,554

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.225%, 4/25/28	2,060,000	2,227,345

Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.075%, 4/25/28	485,000	522,875

Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.525%, 7/25/25	720,000	765,568

Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.525%, 7/25/25	50,000	53,848

Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
4.975%, 1/25/29	910,000	941,646

Dynamic Asset Allocation Balanced Fund 73

		Principal
MORTGAGE-BACKED SECURITIES (2.9%)* cont.		amount	Value

Residential mortgage-backed securities (non-agency) cont.

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1,
1.35%, 8/25/34		$393,851	$385,974

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47		160,000	119,200

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14,
0.637%, 3/26/47		550,000	312,180

WaMu Mortgage Pass-Through Certificates Trust

FRB Ser. 05-AR9, Class A1C3, 1.485%, 7/25/45		728,348	674,815

FRB Ser. 05-AR19, Class A1C3, 1.025%, 12/25/45		121,486	106,470

FRB Ser. 05-AR13, Class A1C3, 1.015%, 10/25/45		339,373	292,454

FRB Ser. 05-AR11, Class A1B3, 0.925%, 8/25/45		583,241	533,082

			15,624,451

Total mortgage-backed securities (cost $65,828,206)			$65,975,025

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.5%)*		amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%,
7/6/36 (Argentina)		$1,209,000	$1,282,044

Argentina (Republic of) 144A sr. unsec. notes 7.50%,
4/22/26 (Argentina)		1,201,000	1,352,726

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		470,000	500,550

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	5,212	1,567,971

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%,
3/16/24 (Argentina)		$150,000	167,638

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		942,000	1,092,720

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		222,000	233,100

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%,
1/26/24 (Croatia)		200,000	230,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		475,000	543,434

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		400,000	447,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		400,000	507,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		360,000	371,700

Peru (Republic of) sr. unsec. unsub. bonds 4.125%, 8/25/27 (Peru)		475,000	543,470

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	215,504

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		2,400,000	2,772,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		300,000	321,241

Total foreign government and agency bonds and notes (cost $12,550,197)			$12,148,098

74 Dynamic Asset Allocation Balanced Fund

			Principal
SENIOR LOANS (0.1%)* [c]			amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			$369,447	$270,967

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.25%, 3/1/17			725,619	791,832

Caesars Growth Properties Holdings, LLC bank term loan FRN
6.25%, 5/8/21			617,013	608,336

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			107,308	107,442

Gates Global, LLC/Gates Global Co. bank term loan FRN
4.25%, 7/6/21			159,952	157,381

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			157,545	131,944

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			124,348	115,084

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20			203,795	187,928

Revlon Consumer Products Corp. bank term loan FRN Ser. B,
4.25%, 9/7/23			285,000	285,611

Texas Competitive Electric Holdings Co., LLC bank term loan FRN
4.998%, 10/10/17			722,336	209,590

Texas Competitive Electric Holdings Co., LLC bank term loan FRN
4.998%, 10/10/17			7,413	2,151

Total senior loans (cost $3,410,446)				$2,868,266

			Principal
ASSET-BACKED SECURITIES (0.1%)*			amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%,
2/25/17 (acquired 2/4/16, cost $2,711,000)			$2,711,000	$2,711,000

Total asset-backed securities (cost $2,711,000)				$2,711,000

			Principal
CONVERTIBLE BONDS AND NOTES (—%)*			amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16 R			$62,000	$62,465

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18			87,000	138,819

Navistar International Corp. cv. sr. unsec. sub. bonds
4.50%, 10/15/18			99,000	93,679

Total convertible bonds and notes (cost $220,282)				$294,963

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,758	$4,026

Seventy Seven Energy, Inc.	8/1/21	23.82	560	1,316

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	47,100	235,571

Total warrants (cost $205,298)				$240,913

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R			7,508	$231,223

Total convertible preferred stocks (cost $137,227)				$231,223

PREFERRED STOCKS (—%)*			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	$135,689

Total preferred stocks (cost $133,500)				$135,689

Dynamic Asset Allocation Balanced Fund 75

	Principal amount/		Value
SHORT-TERM INVESTMENTS (31.7%)*		shares

Federal Farm Credit Banks Funding Corporation discount notes
0.210%, 10/28/16		$17,000,000	$16,997,756

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/13/16		16,900,000	16,899,104

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/18/16		16,800,000	16,798,673

Federal Home Loan Banks unsec. discount notes
0.300%, 10/13/16		10,000,000	9,999,470

Federal Home Loan Banks unsec. discount notes 0.310%, 10/4/16		25,000,000	24,999,875

Federal Home Loan Banks unsec. discount notes
0.316%, 10/12/16		31,650,000	31,648,481

Federal Home Loan Banks unsec. discount notes 0.316%, 10/3/16		44,500,000	44,500,000

Federal Home Loan Mortgage Corporation unsec. discount notes
0.206%, 10/28/16		30,500,000	30,495,974

Federal Home Loan Mortgage Corporation unsec. discount notes
0.210%, 10/26/16		12,500,000	12,498,487

Federal Home Loan Mortgage Corporation unsec. discount notes
0.237%, 10/21/16		29,300,000	29,297,217

Federal Home Loan Mortgage Corporation unsec. discount notes
0.245%, 10/11/16		16,800,000	16,799,294

Federal Home Loan Mortgage Corporation unsec. discount notes
0.250%, 10/6/16		16,800,000	16,799,731

Federal Home Loan Mortgage Corporation unsec. discount notes
0.330%, 10/17/16		21,915,000	21,912,708

Federal National Mortgage Association unsec. discount notes
0.260%, 11/9/16		16,800,000	16,796,204

Federal National Mortgage Association unsec. discount notes
0.300%, 10/4/16		25,000,000	24,999,156

Putnam Cash Collateral Pool, LLC 0.67% [d]	Shares	32,789,432	32,789,432

Putnam Short Term Investment Fund 0.51% L	Shares	271,201,319	271,201,319

State Street Institutional Liquid Reserves Fund Trust
Class 0.34% P	Shares	2,580,000	2,580,000

U.S. Treasury Bills 0.259%, 11/3/16 # ∆ §		$60,000,000	59,989,577

U.S. Treasury Bills 0.260%, 10/13/16		5,000,000	4,999,758

U.S. Treasury Bills 0.320%, 10/20/16 # ∆ §		25,000,000	24,997,700

Total short-term investments (cost $727,985,012)			$727,999,916

TOTAL INVESTMENTS

Total investments (cost $2,625,742,424)			$2,741,749,923

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
USD/$	United States Dollar

76 Dynamic Asset Allocation Balanced Fund

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2015 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $2,298,812,879.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,825,459, or 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

### When-issued security (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

Dynamic Asset Allocation Balanced Fund 77

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

UR At the reporting period end, 1,000 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.

At the close of the reporting period, the fund maintained liquid assets totaling $770,816,767 to cover certain derivative contracts, when-issued securities, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $268,909,415)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N. A.

	Australian Dollar	Buy	10/19/16	$1,087,161	$988,577	$98,584

	British Pound	Sell	12/21/16	1,925,425	1,971,129	45,704

	Canadian Dollar	Buy	10/19/16	399,761	405,320	(5,559)

	Canadian Dollar	Sell	10/19/16	399,761	400,399	638

	Euro	Buy	12/21/16	4,595,543	4,589,781	5,762

	Hong Kong Dollar	Sell	11/16/16	2,567,837	2,568,089	252

	Japanese Yen	Buy	11/16/16	1,990,008	2,000,717	(10,709)

	Mexican Peso	Buy	10/19/16	2,144,055	2,229,457	(85,402)

	Mexican Peso	Sell	10/19/16	2,144,055	2,215,058	71,003

	New Zealand Dollar	Buy	10/19/16	4,554,311	4,481,133	73,178

	New Zealand Dollar	Sell	10/19/16	4,554,311	4,511,273	(43,038)

	Norwegian Krone	Sell	12/21/16	2,330,748	2,261,315	(69,433)

	Swedish Krona	Sell	12/21/16	2,282,425	2,297,487	15,062

Barclays Bank PLC

	Australian Dollar	Buy	10/19/16	1,018,988	981,804	37,184

	British Pound	Sell	12/21/16	1,789,499	1,830,129	40,630

	Canadian Dollar	Buy	10/19/16	3,327,150	3,380,496	(53,346)

	Canadian Dollar	Sell	10/19/16	3,327,150	3,342,394	15,244

	Euro	Buy	12/21/16	6,900,756	6,848,185	52,571

	Hong Kong Dollar	Buy	11/16/16	1,747,193	1,747,703	(510)

	Japanese Yen	Buy	11/16/16	2,972,583	2,978,889	(6,306)

	New Zealand Dollar	Buy	10/19/16	314,876	308,061	6,815

78 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $268,909,415) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	New Zealand Dollar	Sell	10/19/16	$314,876	$314,807	$(69)

	Swedish Krona	Sell	12/21/16	31,762	31,754	(8)

	Swiss Franc	Buy	12/21/16	4,365,224	4,308,551	56,673

Citibank, N.A.

	Australian Dollar	Buy	10/19/16	3,806,249	3,695,182	111,067

	Canadian Dollar	Buy	10/19/16	4,828,541	4,838,369	(9,828)

	Canadian Dollar	Sell	10/19/16	4,828,541	4,895,490	66,949

	Danish Krone	Sell	12/21/16	1,195,577	1,186,982	(8,595)

	Euro	Buy	12/21/16	2,280,748	2,271,938	8,810

	Japanese Yen	Sell	11/16/16	1,290,659	1,281,799	(8,860)

	New Zealand Dollar	Buy	10/19/16	143,793	73,595	70,198

	South African Rand	Buy	10/19/16	2,334,110	2,135,204	198,906

	South African Rand	Sell	10/19/16	2,334,110	2,257,797	(76,313)

	Swedish Krona	Sell	12/21/16	2,275,391	2,273,287	(2,104)

Credit Suisse International

	Australian Dollar	Buy	10/19/16	2,714,957	2,582,571	132,386

	British Pound	Buy	12/21/16	3,297,670	3,346,551	(48,881)

	Canadian Dollar	Sell	10/19/16	427,281	473,761	46,480

	Hong Kong Dollar	Sell	11/16/16	2,457,377	2,457,797	420

	Japanese Yen	Sell	11/16/16	2,305,866	2,289,330	(16,536)

	New Zealand Dollar	Sell	10/19/16	1,042,503	1,004,319	(38,184)

	Norwegian Krone	Sell	12/21/16	782,621	747,840	(34,781)

	Swedish Krona	Sell	12/21/16	371,217	354,291	(16,926)

	Swiss Franc	Sell	12/21/16	1,423,013	1,404,625	(18,388)

Deutsche Bank AG

	Australian Dollar	Buy	10/4/16	2,299,876	2,284,837	15,039

	Australian Dollar	Sell	10/4/16	2,299,876	2,262,650	(37,226)

	Japanese Yen	Buy	10/4/16	2,249,638	2,282,494	(32,856)

	Japanese Yen	Sell	10/4/16	2,249,638	2,262,173	12,535

Goldman Sachs International

	Australian Dollar	Buy	10/19/16	6,861,608	6,748,342	113,266

	Australian Dollar	Sell	10/19/16	6,861,608	6,744,498	(117,110)

	British Pound	Sell	12/21/16	1,769,636	1,809,911	40,275

	Canadian Dollar	Buy	10/19/16	4,299,338	4,319,574	(20,236)

	Canadian Dollar	Sell	10/19/16	4,299,338	4,316,734	17,396

	Euro	Buy	12/21/16	4,546,163	4,520,474	25,689

	Indian Rupee	Buy	11/16/16	2,245,731	2,244,777	954

	Indonesian Rupiah	Buy	11/16/16	2,216,020	2,196,101	19,919

	Japanese Yen	Buy	11/16/16	945,330	949,007	(3,677)

	Mexican Peso	Buy	10/19/16	2,163,675	2,275,836	(112,161)

	Mexican Peso	Sell	10/19/16	2,163,675	2,225,397	61,722

	New Zealand Dollar	Buy	10/19/16	6,812,873	6,674,050	138,823

	New Zealand Dollar	Sell	10/19/16	6,812,873	6,704,795	(108,078)

	Russian Ruble	Buy	12/21/16	2,192,970	2,101,255	91,715

Dynamic Asset Allocation Balanced Fund 79

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $268,909,415) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	South African Rand	Buy	10/19/16	$2,376,242	$2,164,340	$211,902

	South African Rand	Sell	10/19/16	2,376,242	2,242,739	(133,503)

	Swedish Krona	Sell	12/21/16	7,221,651	7,216,655	(4,996)

HSBC Bank USA, National Association

	Australian Dollar	Buy	10/19/16	2,299,266	2,232,840	66,426

	Australian Dollar	Sell	10/19/16	2,299,266	2,238,039	(61,227)

	Canadian Dollar	Buy	10/19/16	2,846,125	2,862,517	(16,392)

	Canadian Dollar	Sell	10/19/16	2,846,125	2,885,005	38,880

	Hong Kong Dollar	Sell	11/16/16	1,993,922	1,994,256	334

	New Zealand Dollar	Buy	10/19/16	2,209,734	2,179,525	30,209

	New Zealand Dollar	Sell	10/19/16	2,209,734	2,186,006	(23,728)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	10/19/16	4,098,143	4,007,345	90,798

	British Pound	Sell	12/21/16	3,819,174	3,907,505	88,331

	Canadian Dollar	Buy	10/19/16	1,306,237	1,310,231	(3,994)

	Euro	Sell	12/21/16	3,261,480	3,219,666	(41,814)

	Hong Kong Dollar	Sell	11/16/16	2,016,145	2,016,562	417

	Indian Rupee	Buy	11/16/16	2,264,169	2,245,024	19,145

	Indonesian Rupiah	Buy	11/16/16	2,165,747	2,115,477	50,270

	Indonesian Rupiah	Sell	11/16/16	2,257,636	2,284,334	26,698

	Japanese Yen	Sell	11/16/16	2,297,177	2,281,196	(15,981)

	New Zealand Dollar	Buy	10/19/16	5,956,807	5,850,144	106,663

	Norwegian Krone	Buy	12/21/16	979,384	913,405	65,979

	Russian Ruble	Buy	12/21/16	2,161,173	2,069,641	91,532

	Singapore Dollar	Buy	11/16/16	1,784,722	1,788,210	(3,488)

	Swedish Krona	Sell	12/21/16	7,217,169	7,210,817	(6,352)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	10/19/16	861,297	838,529	22,768

	British Pound	Sell	12/21/16	939,929	961,667	21,738

	Canadian Dollar	Buy	10/19/16	579,287	510,022	69,265

	Euro	Buy	12/21/16	2,294,728	2,282,306	12,422

	Japanese Yen	Buy	11/16/16	157,600	148,337	9,263

	New Zealand Dollar	Buy	10/19/16	3,147,521	3,151,567	(4,046)

State Street Bank and Trust Co.

	Australian Dollar	Buy	10/19/16	3,296,067	3,224,433	71,634

	Canadian Dollar	Buy	10/19/16	2,239,701	2,269,795	(30,094)

	Canadian Dollar	Sell	10/19/16	2,294,205	2,277,887	(16,318)

	Japanese Yen	Sell	11/16/16	2,172,792	2,158,023	(14,769)

	Swedish Krona	Buy	12/21/16	112,653	112,607	46

UBS AG

	Australian Dollar	Buy	10/19/16	1,656,794	1,561,044	95,750

	British Pound	Sell	12/21/16	2,741,501	2,808,561	67,060

	Canadian Dollar	Buy	10/19/16	2,242,215	2,283,175	(40,960)

	Canadian Dollar	Sell	10/19/16	2,242,215	2,267,782	25,567

80 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $268,909,415) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Euro	Buy	12/21/16	$1,589,308	$1,584,601	$4,707

	Japanese Yen	Sell	11/16/16	52,168	52,126	(42)

	New Zealand Dollar	Buy	10/19/16	2,273,699	2,227,500	46,199

	New Zealand Dollar	Sell	10/19/16	2,273,699	2,267,809	(5,890)

WestPac Banking Corp.

	Australian Dollar	Buy	10/19/16	3,394,920	3,317,165	77,755

	Canadian Dollar	Buy	10/19/16	1,834,449	1,859,531	(25,082)

	Canadian Dollar	Sell	10/19/16	1,834,449	1,837,328	2,879

Total						$1,672,690

FUTURES CONTRACTS OUTSTANDING at 9/30/16

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	856	$106,854,480	Dec-16	$3,263,072

Russell 2000 Index Mini (Short)	67	8,363,610	Dec-16	(255,471)

S&P 500 Index E-Mini (Long)	758	81,879,160	Dec-16	1,535,732

S&P Mid Cap 400 Index E-Mini (Long)	149	23,089,040	Dec-16	363,022

U.S. Treasury Bond 30 yr (Long)	114	19,169,813	Dec-16	(210,414)

U.S. Treasury Bond Ultra 30 yr (Long)	205	37,694,375	Dec-16	(665,236)

U.S. Treasury Note 2 yr (Long)	549	119,939,344	Dec-16	101,470

U.S. Treasury Note 2 yr (Short)	151	32,988,781	Dec-16	(42,769)

U.S. Treasury Note 5 yr (Long)	888	107,905,875	Dec-16	334,374

U.S. Treasury Note 5 yr (Short)	11	1,336,672	Dec-16	(4,491)

U.S. Treasury Note 10 yr (Long)	241	31,601,125	Dec-16	63,591

U.S. Treasury Note 10 yr (Short)	815	106,866,875	Dec-16	(230,841)

U.S. Treasury Note Ultra 10 yr (Short)	17	2,450,656	Dec-16	(18,721)

Total				$4,233,318

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $150,402,969)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6.00%, 10/1/46	$24,000,000	10/31/16	$27,525,000

Federal National Mortgage Association, 4.00%, 10/1/46	64,000,000	10/31/16	68,729,997

Federal National Mortgage Association, 3.50%, 10/1/46	1,000,000	10/31/16	1,055,313

Federal National Mortgage Association, 3.00%, 10/1/46	49,000,000	10/31/16	50,937,029

Federal National Mortgage Association, 2.50%, 10/1/46	1,000,000	10/31/16	1,009,375

Government National Mortgage Association, 4.00%, 10/1/46	1,000,000	10/20/16	1,071,640

Total			$150,328,354

Dynamic Asset Allocation Balanced Fund 81

When-issued securities sold at 9/30/16

COMMON STOCKS (—%)*	Shares	Value

Consumer cyclicals (—%)

LSC Communications, Inc.	8,320	$311,168

		311,168

Technology (—%)

Donnelley Financial Solutions, Inc.	8,320	241,280

		241,280

Total when-issued securities sold (proceeds receivable $492,284)		$552,448

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$53,763,100 E	$96,043	12/21/21	3 month USD-	1.25%	$200,129
			LIBOR-BBA

43,268,000 E	(58,366)	12/21/21	1.25%	3 month USD-	(142,133)
				LIBOR-BBA

76,647,300 E	(106,918)	12/21/18	1.015%	3 month USD-	(58,937)
				LIBOR-BBA

50,521,500 E	71,681	12/21/18	3 month USD-	1.015%	40,055
			LIBOR-BBA

29,368,800 E	(77,641)	12/21/26	3 month USD-	1.60%	235,078
			LIBOR-BBA

29,891,000 E	85,061	12/21/26	1.60%	3 month USD-	(233,218)
				LIBOR-BBA

11,046,300 E	(11,211)	12/21/46	3 month USD-	1.90%	244,267
			LIBOR-BBA

4,114,300 E	44,873	12/21/46	1.90%	3 month USD-	(50,281)
				LIBOR-BBA

5,711,000	(76)	9/23/26	1.542%	3 month USD-	(43,815)
				LIBOR-BBA

400,000	(5)	9/26/26	1.486%	3 month USD-	(896)
				LIBOR-BBA

Total	$43,441				$190,249

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC

$57,414	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(411)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,255,984	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,185)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

158,047	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,156)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

82 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.

	$4,646	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$5
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	176,724	—	1/12/40	4.50% (1 month	Synthetic MBX Index	(20)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	43,212	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(15)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	174,274	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	829
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	99,862	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(756)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	330,852	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(600)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	492,979	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,227
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,181,332	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,124
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	415,656	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(123)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Citibank, N.A.

	177,899	—	1/12/41	5.00% (1 month	Synthetic MBX Index	471
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	308,151	—	1/12/41	5.00% (1 month	Synthetic MBX Index	815
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	688	—	12/16/16	(3 month USD-	A basket (CGPUTQL2)	1,181,379
				LIBOR-BBA plus	of common stocks
				0.37%)

units	14,951	—	11/23/16	3 month USD-	Russell 1000 Total	658,834
				LIBOR-BBA minus	Return Index
				0.05%

Credit Suisse International

	$1,721,726	—	1/12/41	4.50% (1 month	Synthetic MBX Index	4,908
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

	605,848	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,431)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	277,895	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(2,494)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Dynamic Asset Allocation Balanced Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International

$91,124	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$12
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

14,580	—	1/12/38	6.50% (1 month	Synthetic TRS Index	15
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

142,621	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,021)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

142,621	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,021)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,562,526	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(11,427)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

661,406	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(4,009)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

23,279	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

27,925	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(8)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

45,735	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(334)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

515,245	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(152)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Total	$—				$1,814,449

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.

CMBX NA BBB– Index	BBB–/P	$1,504	$22,000	5/11/63	300 bp	$(461)

CMBX NA BBB– Index	BBB–/P	2,953	49,000	5/11/63	300 bp	(1,423)

CMBX NA BBB– Index	BBB–/P	6,050	98,000	5/11/63	300 bp	(2,701)

Barclays Bank PLC

CMBX NA BBB– Index	BBB–/P	8,647	78,000	5/11/63	300 bp	1,682

Credit Suisse International

CMBX NA BB Index	—	(22,174)	158,000	1/17/47	(500 bp)	4,444

CMBX NA A Index	A/P	20,575	559,000	1/17/47	200 bp	(7,748)

CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	213,277

CMBX NA BBB– Index	BBB–/P	41,411	846,000	5/11/63	300 bp	(34,137)

84 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.

CMBX NA BBB– Index	BBB–/P	$53,080	$1,082,000	5/11/63	300 bp	$(43,542)

CMBX NA BBB– Index	BBB–/P	351,539	4,756,000	1/17/47	300 bp	(43,209)

Goldman Sachs International

CMBX NA BB Index	—	(63,835)	624,000	5/11/63	(500 bp)	45,469

CMBX NA BB Index	—	(6,356)	42,000	1/17/47	(500 bp)	720

CMBX NA BBB– Index	BBB–/P	4,225	81,000	5/11/63	300 bp	(3,008)

CMBX NA BBB– Index	BBB–/P	36,766	392,000	5/11/63	300 bp	1,760

CMBX NA BBB– Index	BBB–/P	13,522	194,000	1/17/47	300 bp	(2,580)

CMBX NA BBB– Index	BBB–/P	32,200	378,000	1/17/47	300 bp	763

CMBX NA BBB– Index	BBB–/P	56,822	654,000	1/17/47	300 bp	2,431

CMBX NA BBB– Index	BBB–/P	69,387	881,000	1/17/47	300 bp	(3,736)

JPMorgan Securities LLC

CMBX NA A Index	A/P	16,576	378,000	1/17/47	200 bp	(2,576)

CMBX NA BBB– Index	BBB–/P	242,277	2,871,000	5/11/63	300 bp	(14,104)

CMBX NA BBB– Index	BBB–/P	949	18,000	1/17/47	300 bp	(545)

CMBX NA BBB– Index	BBB–/P	3,320	60,000	1/17/47	300 bp	(1,660)

CMBX NA BBB– Index	BBB–/P	3,189	122,000	1/17/47	300 bp	(6,937)

CMBX NA BBB– Index	BBB–/P	14,171	144,000	1/17/47	300 bp	2,219

CMBX NA BBB– Index	BBB–/P	48,391	366,000	1/17/47	300 bp	18,013

CMBX NA BBB– Index	BBB–/P	57,783	478,000	1/17/47	300 bp	18,108

Total		$969,073				$140,519

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 27 Index	B+/P	$(1,165,081)	$33,633,000	12/20/21	500 bp	$326,128

NA IG Series 27 Index	BBB+/P	(1,373,560)	130,400,000	12/20/21	100 bp	256,222

Total		$(2,538,641)				$582,350

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Balanced Fund 85

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$29,263,440	$4,616,090	$—

Capital goods	72,498,634	2,047,827	—

Communication services	36,480,674	6,912,664	1,332

Conglomerates	3,504,148	450,073	—

Consumer cyclicals	170,222,136	13,057,439	—

Consumer staples	99,053,068	7,514,515	114,459

Energy	69,259,674	1,434,209	56,271

Financials	195,898,560	22,756,537	—

Health care	148,774,171	4,683,933	—

Technology	200,686,810	6,649,714	—

Transportation	21,826,509	5,097,828	—

Utilities and power	41,516,010	3,880,547	—

Total common stocks	1,088,983,834	79,101,376	172,062

Asset-backed securities	—	2,711,000	—

Convertible bonds and notes	—	294,963	—

Convertible preferred stocks	—	231,223	—

Corporate bonds and notes	—	342,243,837	606,025

Foreign government and agency bonds and notes	—	12,148,098	—

Mortgage-backed securities	—	65,454,951	520,074

Preferred stocks	135,689	—	—

Senior loans	—	2,868,266	—

U.S. government agency obligations	—	120,991	—

U.S. government and agency mortgage obligations	—	417,793,728	—

U.S. treasury obligations	—	122,977	—

Warrants	4,026	235,571	1,316

Short-term investments	273,781,319	454,218,597	—

Totals by level	$1,362,904,868	$1,377,545,578	$1,299,477

86 Dynamic Asset Allocation Balanced Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,672,690	$—

Futures contracts	4,233,318	—	—

TBA sale commitments	—	(150,328,354)	—

When-issued securities sold	(552,448)	—	—

Interest rate swap contracts	—	146,808	—

Total return swap contracts	—	1,814,449	—

Credit default contracts	—	2,292,437	—

Totals by level	$3,680,870	$(144,401,970)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

			Change in net
				unrealized			Total	Total
	Balance	Accrued	appreciation/			transfers		transfers	Balance
Investments	as of	discounts/	Realized	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	9/30/15	premiums	gain/(loss)	tion)#	purchases	from sales	Level 3†	Level 3†	9/30/16

Common stocks*:

Communication
services	$—	$—	$—	$(40,023)	$41,355	$—	$—	$—	$1,332

Consumer staples	123,614	—	—	(9,155)	—	—	—	—	114,459

Energy	998	—	—	39,588	56,403	(40,718)	—	—	56,271

Financials	165,707	—	—	(19,747)	—	(145,960)	—	—	—

Total common
stocks	$290,319	$—	$—	$(29,337)	$97,758	$(186,678)	$—	$—	$172,062

Asset-backed
securities	$31,896,000	—	—	—	—	(31,896,000)	—	—	$—

Corporate bonds
and notes	$627,006	(42,212)	—	21,211	20	—	—	—	$606,025

Mortgage-backed
securities	$3,366,468	(222,330)	(15,563)	(298,644)	547,099	(1,179,134)	—	(1,677,822)	$520,074

Warrants	$—	—	—	(924)	2,240	—	—	—	$1,316

Totals	$36,179,793	$(264,542)	$(15,563)	$(307,694)	$647,117	$(33,261,812)	$—	$(1,677,822)	$1,299,477

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes ($26,081) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations. Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 87

Statement of assets and liabilities 9/30/16

ASSETS

Investment in securities, at value, including $32,435,807 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $2,321,751,673)	$2,437,759,172
Affiliated issuers (identified cost $303,990,751) (Notes 1 and 5)	303,990,751

Cash	26,866

Foreign currency (cost $66,273) (Note 1)	60,405

Dividends, interest and other receivables	8,053,084

Receivable for shares of the fund sold	14,326,589

Receivable for investments sold	6,139,794

Receivable for sales of delayed delivery securities (Note 1)	91,923,204

Receivable for variation margin (Note 1)	2,690,717

Unrealized appreciation on forward currency contracts (Note 1)	3,106,486

Unrealized appreciation on OTC swap contracts (Note 1)	2,160,505

Premium paid on OTC swap contracts (Note 1)	116,264

Prepaid assets	40,715

Total assets	2,870,394,552

LIABILITIES

Payable for investments purchased	3,667,003

Payable for purchases of delayed delivery securities (Note 1)	355,365,942

Payable for shares of the fund repurchased	18,317,449

Payable for compensation of Manager (Note 2)	984,454

Payable for custodian fees (Note 2)	120,495

Payable for investor servicing fees (Note 2)	575,347

Payable for Trustee compensation and expenses (Note 2)	439,501

Payable for administrative services (Note 2)	8,500

Payable for distribution fees (Note 2)	1,161,232

Payable for variation margin (Note 1)	1,348,678

Unrealized depreciation on OTC swap contracts (Note 1)	205,537

Premium received on OTC swap contracts (Note 1)	1,085,337

Unrealized depreciation on forward currency contracts (Note 1)	1,433,796

TBA sale commitments, at value (proceeds receivable $150,402,969) (Note 1)	150,328,354

When-issued securities sold, at value (proceeds receivable $492,284) (Note 1)	552,448

Collateral on securities loaned, at value (Note 1)	32,789,432

Collateral on certain derivative contracts, at value (Note 1)	2,823,968

Other accrued expenses	374,200

Total liabilities	571,581,673

Net assets	$2,298,812,879

(Continued on next page)

88 Dynamic Asset Allocation Balanced Fund

Statement of assets and liabilities cont.

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,154,457,758

Undistributed net investment income (Note 1)	14,287,127

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	5,423,699

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	124,644,295

Total — Representing net assets applicable to capital shares outstanding	$2,298,812,879

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,330,619,212 divided by 94,922,914 shares)	$14.02

Offering price per class A share (100/94.25 of $14.02)*	$14.88

Net asset value and offering price per class B share ($71,394,745 divided by 5,113,932 shares)**	$13.96

Net asset value and offering price per class C share ($283,090,109 divided by 20,716,755 shares)**	$13.66

Net asset value and redemption price per class M share ($27,883,401 divided by 1,993,264 shares)	$13.99

Offering price per class M share (100/96.50 of $13.99)*	$14.50

Net asset value, offering price and redemption price per class P share
($152,938,756 divided by 10,883,574 shares)	$14.05

Net asset value, offering price and redemption price per class R share
($24,576,589 divided by 1,766,324 shares)	$13.91

Net asset value, offering price and redemption price per class R5 share
($2,523,288 divided by 179,665 shares)	$14.04

Net asset value, offering price and redemption price per class R6 share
($147,161,378 divided by 10,476,746 shares)	$14.05

Net asset value, offering price and redemption price per class Y share
($258,625,401 divided by 18,411,854 shares)	$14.05

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 89

Statement of operations Year ended 9/30/16

INVESTMENT INCOME

Dividends (net of foreign taxes paid and refunded of $460,233)	$28,172,235

Interest (including interest income of $1,445,405 from investments in affiliated issuers) (Note 5)	21,775,471

Securities lending (net of expenses) (Notes 1 and 5)	314,707

Total investment income	50,262,413

EXPENSES

Compensation of Manager (Note 2)	11,056,608

Investor servicing fees (Note 2)	3,476,952

Custodian fees (Note 2)	242,536

Trustee compensation and expenses (Note 2)	153,521

Distribution fees (Note 2)	6,737,484

Administrative services (Note 2)	60,586

Other	843,187

Fees waived and reimbursed by Manager (Note 2)	(19,388)

Total expenses	22,551,486

Expense reduction (Note 2)	(30,308)

Net expenses	22,521,178

Net investment income	27,741,235

Net realized gain on investments (net of foreign tax of $16,789) (Notes 1 and 3)	509,163

Net increase from payments by affiliates (Note 2)	1,277

Net realized loss on swap contracts (Note 1)	(2,279,189)

Net realized gain on futures contracts (Note 1)	17,419,723

Net realized loss on foreign currency transactions (Note 1)	(1,832,835)

Net realized gain on written options (Notes 1 and 3)	39,424

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	1,736,134

Net unrealized appreciation of investments, futures contracts, swap contracts, when-issued
securities and TBA sale commitments during the year	116,845,007

Net gain on investments	132,438,704

Net increase in net assets resulting from operations	$160,179,939

The accompanying notes are an integral part of these financial statements.

90 Dynamic Asset Allocation Balanced Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/16	Year ended 9/30/15

Operations

Net investment income	$27,741,235	$18,979,318

Net realized gain on investments and foreign currency transactions	13,857,563	115,169,439

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	118,581,141	(139,728,116)

Net increase (decrease) in net assets resulting from operations	160,179,939	(5,579,359)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(20,441,767)	(17,455,290)

Class B	(605,504)	(519,748)

Class C	(2,365,289)	(1,437,154)

Class M	(297,812)	(284,336)

Class P	(595,119)	—

Class R	(265,406)	(179,517)

Class R5	(35,027)	(2,567)

Class R6	(2,238,702)	(719,018)

Class Y	(5,772,575)	(3,424,008)

Net realized short-term gain on investments

Class A	(11,069,914)	—

Class B	(640,309)	—

Class C	(2,081,662)	—

Class M	(242,629)	—

Class R	(130,213)	—

Class R5	(2,349)	—

Class R6	(706,466)	—

Class Y	(2,646,983)	—

From net realized long-term gain on investments
Class A	(54,460,505)	(53,998,307)

Class B	(3,150,115)	(3,687,470)

Class C	(10,241,125)	(7,200,284)

Class M	(1,193,657)	(1,376,835)

Class R	(640,609)	(730,289)

Class R5	(11,557)	(3,857)

Class R6	(3,475,588)	(1,301,731)

Class Y	(13,022,328)	(6,926,740)

Increase from capital share transactions (Note 4)	425,922,883	426,883,838

Total increase in net assets	449,769,612	322,057,328

NET ASSETS

Beginning of year	1,849,043,267	1,526,985,939

End of year (including undistributed net investment income
of $14,287,127 and $18,678,986, respectively)	$2,298,812,879	$1,849,043,267

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 91

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

	Net asset		Net realized		From	From						Ratio of net
	value,	Net	and unrealized	Total from	net	net realized				Net assets,	Ratio of expenses	investment income
	beginning	investment	gain (loss)	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	investments	distributions	end of period	asset value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)

Class A

September 30, 2016	$13.90	.19	.89	1.08	(.22)	(.74)	(.96)	$14.02	8.06	$1,330,619	1.01[d]	1.38[d]	374[e]

September 30, 2015	14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	13.90	.65	1,205,510.98		1.18	343[e]

September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	14.69	12.94	1,114,099.99		1.55	351[e]

September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	13.19	12.62	969,273	1.02	1.71	190[f]

September 30, 2012	9.99	.20	1.89	2.09	(.19)	—	(.19)	11.89	21.06	899,121	1.06	1.76	182[f]

Class B

September 30, 2016	$13.85	.08	.89	.97	(.12)	(.74)	(.86)	$13.96	7.20	$71,395	1.76[d]	.62[d]	374[e]

September 30, 2015	14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	13.85	(.05)	72,356	1.73	.42	343[e]

September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	14.63	11.97	78,865	1.74	.80	351[e]

September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	13.15	11.90	81,247	1.77	.96	190[f]

September 30, 2012	9.95	.11	1.89	2.00	(.11)	—	(.11)	11.84	20.13	85,833	1.81	1.02	182[f]

Class C

September 30, 2016	$13.58	.08	.86	.94	(.12)	(.74)	(.86)	$13.66	7.19	$283,090	1.76[d]	.63[d]	374[e]

September 30, 2015	14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	13.58	(.09)	208,644	1.73	.43	343[e]

September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	14.38	12.09	142,816	1.74	.80	351[e]

September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	12.92	11.81	114,907	1.77	.96	190[f]

September 30, 2012	9.80	.11	1.85	1.96	(.11)	—	(.11)	11.65	20.07	98,192	1.81	1.01	182[f]

Class M

September 30, 2016	$13.87	.12	.89	1.01	(.15)	(.74)	(.89)	$13.99	7.52	$27,883	1.51[d]	.87[d]	374[e]

September 30, 2015	14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	13.87	.15	29,153	1.48	.68	343[e]

September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	14.66	12.33	28,808	1.49	1.05	351[e]

September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	13.17	12.10	26,680	1.52	1.20	190[f]

September 30, 2012	9.98	.14	1.89	2.03	(.14)	—	(.14)	11.87	20.40	21,876	1.56	1.27	182[f]

Class P

September 30, 2016†	$14.07	.02	.02	.04	(.06)	—	(.06)	$14.05	.25*	$152,939	.05*	.14*	374[e]

Class R

September 30, 2016	$13.81	.15	.88	1.03	(.19)	(.74)	(.93)	$13.91	7.75	$24,577	1.26[d]	1.13[d]	374[e]

September 30, 2015	14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	13.81	.39	12,031	1.23	.92	343[e]

September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	14.59	12.59	14,744	1.24	1.30	351[e]

September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	13.11	12.42	12,512	1.27	1.46	190[f]

September 30, 2012	9.93	.17	1.88	2.05	(.17)	—	(.17)	11.81	20.70	11,821	1.31	1.52	182[f]

Class R5

September 30, 2016	$13.93	.23	.88	1.11	(.26)	(.74)	(1.00)	$14.04	8.28	$2,523	.74[d]	1.72[d]	374[e]

September 30, 2015	14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	13.93	.97	256.73		1.46	343[e]

September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	14.71	13.12	36.74		1.95	351[e]

September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	13.21	12.99	12.75		1.98	190[f]

September 30, 2012‡	11.34	.06	.55	.61	(.05)	—	(.05)	11.90	5.41*	11	.19*	.47*	182[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

92 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 93

Financial highlights (Continued)

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

	Net asset		Net realized		From	From						Ratio of net
	value,	Net	and unrealized	Total from	net	net realized				Net assets,	Ratio of expenses	investment income
	beginning	investment	gain (loss)	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	investments	distributions	end of period	asset value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)

Class R6

September 30, 2016	$13.93	.24	.89	1.13	(.27)	(.74)	(1.01)	$14.05	8.44	$147,161	.64[d]	1.75[d]	374[e]

September 30, 2015	14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	13.93	1.08	60,489.63		1.55	343[e]

September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	14.71	13.30	16,200.64		1.91	351[e]

September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	13.21	13.11	10,947.65		1.94	190[f]

September 30, 2012‡	11.34	.06	.56	.62	(.06)	—	(.06)	11.90	5.44*	11	.16*	.49*	182[f]

Class Y

September 30, 2016	$13.92	.22	.90	1.12	(.25)	(.74)	(.99)	$14.05	8.37	$258,625	.76[d]	1.63[d]	374[e]

September 30, 2015	14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	13.92	.90	260,604.73		1.43	343[e]

September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	14.71	13.20	131,417.74		1.79	351[e]

September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	13.21	12.96	115,550.77		1.98	190[f]

September 30, 2012	10.00	.23	1.89	2.12	(.22)	—	(.22)	11.90	21.34	193,491.81		2.01	182[f]

* Not annualized.

† For the period August 31, 2016 (commencement of operations) to September 30, 2016.

‡ For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

September 30, 2013	404%

September 30, 2012	461

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 95

Notes to financial statements 9/30/16

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2015 through September 30, 2016.

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund began offering class P shares on August 31, 2016. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M (effective November 1, 2015), class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those

96 Dynamic Asset Allocation Balanced Fund

estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be

Dynamic Asset Allocation Balanced Fund 97

valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued, forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

98 Dynamic Asset Allocation Balanced Fund

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate

Dynamic Asset Allocation Balanced Fund 99

swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund

100 Dynamic Asset Allocation Balanced Fund

is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $506,116 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Dynamic Asset Allocation Balanced Fund 101

At the close of the reporting period, the fund had a net liability position of $744,520 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $819,918 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $32,789,432 and the value of securities loaned amounted to $32,435,807.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Prior to September 22, 2016, the fund participated in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million)  and the same unsecured uncommitted line of credit.  Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee (0.04% prior to September 22, 2016) and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% (0.16% prior to September 22, 2016) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from income on swap contracts, from interest-only securities, and from a

102 Dynamic Asset Allocation Balanced Fund

redesignation of taxable income. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $484,107 to increase undistributed net investment income, $237 to decrease paid-in capital and $483,870 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$149,639,845

Unrealized depreciation	(44,074,872)

Net unrealized appreciation	105,564,973

Undistributed ordinary income	18,599,081

Undistributed long-term gain	20,220,583

Cost for federal income tax purposes	$2,635,956,341

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,

0.630%	of the next $5 billion,	0.460%	of the next $50 billion,

0.580%	of the next $10 billion,	0.450%	of the next $100 billion and

0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.524% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $19,388.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Dynamic Asset Allocation Balanced Fund 103

Putnam Management has agreed to reimburse the fund $1,277 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Prior to September 1, 2016, Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each retail account of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Prior to September 1, 2016, Putnam Investor Services had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,198,689	Class R	30,754

Class B	123,228	Class R5	2,664

Class C	434,075	Class R6	53,499

Class M	47,822	Class Y	585,016

Class P	1,205	Total	$3,476,952

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $5,340 under the expense offset arrangements and by $24,968 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,627, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension

104 Dynamic Asset Allocation Balanced Fund

liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$3,198,275	Class M	208,805

Class B	717,200	Class R	89,497

Class C	2,523,707	Total	$6,737,484

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $456,741 and $8,208 from the sale of class A and class M shares, respectively, and received $34,891 and $13,613 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% (no longer applicable effective November 1, 2015) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,501 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$6,871,938,831	$6,679,441,814

U.S. government securities (Long-term)	—	—

When-issued securities sold	—	492,284

Total	$6,871,938,831	$6,679,934,098

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

		Written option	Written option
		contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	GBP	—	$—

Options opened	GBP	439	39,424

Options exercised	GBP	—	—

Options expired	GBP	(439)	(39,424)

Options closed	GBP	—	—

Written options outstanding at the end
of the reporting period	GBP	—	$—

Dynamic Asset Allocation Balanced Fund 105

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class A	Shares	Amount	Shares	Amount

Shares sold	19,241,477	$264,499,350	17,036,527	$250,985,561

Shares issued in connection with
reinvestment of distributions	6,104,752	82,669,475	4,748,465	68,726,858

	25,346,229	347,168,825	21,784,992	319,712,419

Shares repurchased	(17,151,354)	(234,060,159)	(10,915,230)	(160,646,563)

Net increase	8,194,875	$113,108,666	10,869,762	$159,065,856

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class B	Shares	Amount	Shares	Amount

Shares sold	917,767	$12,496,216	1,081,553	$15,884,374

Shares issued in connection with
reinvestment of distributions	307,554	4,149,047	278,346	4,007,152

	1,225,321	16,645,263	1,359,899	19,891,526

Shares repurchased	(1,336,775)	(18,156,624)	(1,524,378)	(22,429,139)

Net decrease	(111,454)	$(1,511,361)	(164,479)	$(2,537,613)

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class C	Shares	Amount	Shares	Amount

Shares sold	7,819,945	$104,462,264	6,794,375	$97,695,199

Shares issued in connection with
reinvestment of distributions	1,028,849	13,591,402	568,934	8,040,645

	8,848,794	118,053,666	7,363,309	105,735,844

Shares repurchased	(3,498,195)	(46,650,319)	(1,930,422)	(27,724,283)

Net increase	5,350,599	$71,403,347	5,432,887	$78,011,561

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class M	Shares	Amount	Shares	Amount

Shares sold	258,877	$3,519,750	338,042	$4,982,080

Shares issued in connection with
reinvestment of distributions	127,186	1,718,394	113,470	1,637,235

	386,063	5,238,144	451,512	6,619,315

Shares repurchased	(494,595)	(6,868,610)	(315,081)	(4,664,838)

Net increase (decrease)	(108,532)	$(1,630,466)	136,431	$1,954,477

			FOR THE PERIOD 8/31/16
		(COMMENCEMENT OF OPERATIONS) TO 9/30/16
Class P			Shares	Amount

Shares sold			12,090,526	$170,075,104

Shares issued in connection with reinvestment of distributions			43,000	595,119

			12,133,526	170,670,223

Shares repurchased			(1,249,952)	(17,551,327)

Net increase			10,883,574	$153,118,896

106 Dynamic Asset Allocation Balanced Fund

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class R	Shares	Amount	Shares	Amount

Shares sold	1,245,657	$16,987,402	876,955	$12,847,686

Shares issued in connection with
reinvestment of distributions	62,916	846,610	56,778	816,201

	1,308,573	17,834,012	933,733	13,663,887

Shares repurchased	(413,305)	(5,585,391)	(1,073,444)	(15,427,592)

Net increase (decrease)	895,268	$12,248,621	(139,711)	$(1,763,705)

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class R5	Shares	Amount	Shares	Amount

Shares sold	175,685	$2,278,114	17,009	$248,167

Shares issued in connection with
reinvestment of distributions	3,606	48,933	442	6,424

	179,291	2,327,047	17,451	254,591

Shares repurchased	(17,974)	(243,581)	(1,561)	(22,140)

Net increase	161,317	$2,083,466	15,890	$232,451

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15
Class R6	Shares	Amount	Shares	Amount

Shares sold	7,592,802	$104,275,830	3,780,782	$55,220,290

Shares issued in connection with
reinvestment of distributions	473,180	6,420,756	139,189	2,020,749

	8,065,982	110,696,586	3,919,971	57,241,039

Shares repurchased	(1,932,798)	(26,576,871)	(677,546)	(9,930,700)

Net increase	6,133,184	$84,119,715	3,242,425	$47,310,339

	YEAR ENDED 9/30/16		YEAR ENDED 9/30/15*
Class Y	Shares	Amount	Shares	Amount

Shares sold	19,124,199	$261,924,130	13,715,123	$202,052,147

Shares issued in connection with
reinvestment of distributions	1,451,097	19,671,854	673,943	9,776,122

	20,575,296	281,595,984	14,389,066	211,828,269

Shares repurchased	(20,883,236)	(288,613,985)	(4,604,221)	(67,217,797)

Net increase (decrease)	(307,940)	$(7,018,001)	9,784,845	$144,610,472

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class P	714	0.01%	$10,032

Class R5	1,049	0.58	14,728

* The funds’ September 30, 2015 Shares sold and Shares repurchased have been revised as a result of an immaterial error related to an overstatement of the funds’ subscriptions and redemptions activity.

The previously reported amounts were:

	Shares	Amount

Shares sold	18,722,951	$275,964,571

Shares repurchased	(9,611,689)	(141,130,221)

Dynamic Asset Allocation Balanced Fund 107

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of the			Investment	the end of the
Name of affiliate	reporting period	Purchase cost	Sale proceeds	income	reporting period

Putnam Cash Collateral
Pool, LLC*	$19,979,586	$248,852,697	$236,042,851	$156,649	$32,789,432

Putnam Money Market
Liquidity Fund**	139,211,020	182,920,354	322,131,374	326,043	—

Putnam Short Term
Investment Fund**	277,946,939	304,648,843	311,394,463	1,119,362	271,201,319

Totals	$437,137,545	$736,421,894	$869,568,688	$1,602,054	$303,990,751

* No management fees are charged to Putnam Cash Collateral Pool, LLC. (See Note 1)

**Management fees charged to Putnam Money Market Liquidity Fund and Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$100

Purchased currency options (contract amount)	$5,900,000

Written equity option contracts (contract amount) (Note 3)	$100

Futures contracts (number of contracts)	4,000

Forward currency contracts (contract amount)	$396,800,000

Centrally cleared interest rate swap contracts (notional)	$287,100,000

OTC total return swap contracts (notional)	$209,700,000

OTC credit default contracts (notional)	$13,000,000

Centrally cleared credit default contracts (notional)	$153,300,000

Warrants (number of warrants)	69,000

108 Dynamic Asset Allocation Balanced Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period

Fair value of derivative instruments as of the close of the reporting period

	ASSET DERIVATIVES		LIABILITY DERIVATIVES

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$3,501,165*	Payables	$1,208,728

Foreign exchange
contracts	Receivables	3,106,486	Payables	1,433,796

Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	7,242,952*	Unrealized depreciation	255,471*

Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,231,105*	Unrealized depreciation	1,783,098*

Total		$15,081,708		$4,681,093

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$1,361,360	$1,361,360

Foreign exchange
contracts	—	(163,346)	—	(1,771,463)	—	$(1,934,809)

Equity contracts	5,085	(18,669)	10,718,767	—	(3,556,130)	$7,149,053

Interest rate
contracts	—	—	6,700,956	—	(84,419)	$6,616,537

Total	$5,085	$(182,015)	$17,419,723	$(1,771,463)	$(2,279,189)	$13,192,141

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$735,493	$735,493

Foreign exchange contracts	—	—	1,735,087	—	$1,735,087

Equity contracts	73,166	5,060,930	—	1,558,707	$6,692,803

Interest rate contracts	—	(1,137,910)	—	397,148	$(740,762)

Total	$73,166	$3,923,020	$1,735,087	$2,691,348	$8,422,621

Dynamic Asset Allocation Balanced Fund 109

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

				ASSETS							LIABILITIES

	Centrally	OTC		Centrally				Centrally	OTC		Centrally				Total
	cleared	Total	OTC	cleared				cleared	Total	OTC	cleared				Financial	Total
	interest	return	Credit	credit		Forward		interest	return	Credit	credit		Forward		and	collateral
	rate swap	swap	default	default	Future	currency	Total	rate swap	swap	default	default	Future	currency	Total	Derivative	received	Net
	contracts§	contracts*#	contracts*#	contracts§	contracts§	contracts#	Assets	contracts§	contracts*#	contracts*#	contracts§	contracts§	contracts#	Liabilities	Net Assets	(pledged)†##	amount

Bank of America N.A.	$—	$—	$—	$—	$—	$310,183	$310,183	$—	$—	$15,092	$—	$—	$214,141	$229,233	$80,950	$80,950	$—

Barclays Bank PLC	—	5,185	—	—	—	209,117	$214,302	—	12,266	6,965	—	—	60,239	$79,470	$134,832	$122,977	$11,855

Barclays Capital Inc.
(clearing broker)	306,594	—	—	413,703	—	—	$720,297	405,450	—	—	—	—	—	$405,450	$314,847	$—	$314,847

Citibank, N.A.	—	1,841,499	—	—	—	455,930	$2,297,429	—	—	—	—	—	105,700	$105,700	$2,191,729	$2,191,729	$—

Credit Suisse International	—	4,908	263,794	—	—	179,286	$447,988	—	6,925	595,241	—	—	173,696	$775,862	$(327,874)	$(279,972)	$(47,902)

Deutsche Bank AG	—	—	—	—	—	27,574	$27,574	—	—	—	—	—	70,082	$70,082	$(42,508)	$(42,508)	$—

Goldman
Sachs International	—	27	116,380	—	—	721,661	$838,068	—	17,979	217,292	—	—	499,761	$735,032	$103,036	$103,036	$—

HSBC Bank USA,
National Association	—	—	—	—	—	135,849	$135,849	—	—	—	—	—	101,347	$101,347	$34,502	$—	$34,502

JPMorgan Chase Bank N.A.	—	—	—	—	—	539,833	$539,833	—	—	—	—	—	71,629	$71,629	$468,204	$330,000	$138,204

JPMorgan Securities LLC	—	—	—	—	—	—	$—	—	—	374,138	—	—	—	$374,138	$(374,138)	$(374,138)	$—

Merrill Lynch, Pierce,
Fenner & Smith, Inc.	—	—	—	—	1,970,420	—	$1,970,420	—	—	—	—	943,228	—	$943,228	$1,027,192	$—	$1,027,192

Royal Bank of Scotland
PLC (The)	—	—	—	—	—	135,456	$135,456	—	—	—	—	—	4,046	$4,046	$131,410	$129,197	$2,213

State Street Bank and
Trust Co.	—	—	—	—	—	71,680	$71,680	—	—	—	—	—	61,181	$61,181	$10,499	$—	$10,499

UBS AG	—	—	—	—	—	239,283	$239,283	—	—	—	—	—	46,892	$46,892	$192,391	$172,833	$19,558

WestPac Banking Corp.	—	—	—	—	—	80,634	$80,634	—	—	—	—	—	25,082	$25,082	$55,552	$—	$55,552

Total	$306,594	1,851,619	380,174	413,703	1,970,420	3,106,486	$8,028,996	405,450	37,170	1,208,728	—	943,228	1,433,796	$4,028,372	$4,000,624

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

110 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 111

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Trust and Shareholders of
Putnam Dynamic Asset Allocation Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Conservative Fund (the “fund”) at September 30, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at September 30, 2016 by correspondence with the custodian, brokers, transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 2016

24 Dynamic Asset Allocation Conservative Fund

The fund’s portfolio 9/30/16

COMMON STOCKS (34.8%)*	Shares	Value

Basic materials (1.1%)
Asahi Kasei Corp. (Japan)	35,000	$278,881

Ashland Global Holdings, Inc.	86	9,972

BASF SE (Germany)	14,005	1,197,401

Bemis Co., Inc.	234	11,936

BHP Billiton, Ltd. (Australia)	19,787	342,316

Boliden AB (Sweden)	17,845	419,354

Cabot Corp.	4,000	209,640

Celanese Corp. Ser. A	10,000	665,600

CIMIC Group, Ltd. (Australia)	2,069	45,749

Covestro AG (Germany)	4,844	286,386

Daicel Corp. (Japan)	8,200	103,955

Ems-Chemie Holding AG (Switzerland)	298	159,966

Evonik Industries AG (Germany)	12,310	416,167

Fortescue Metals Group, Ltd. (Australia)	35,581	135,562

Fresnillo PLC (Mexico)	2,093	49,211

Graphic Packaging Holding Co.	38,400	537,216

Hitachi Chemical Co., Ltd. (Japan)	9,300	213,158

Hitachi Metals, Ltd. (Japan)	4,200	51,330

Kuraray Co., Ltd. (Japan)	11,500	170,695

Mitsubishi Gas Chemical Co., Inc. (Japan)	10,500	150,151

Mitsubishi Materials Corp. (Japan)	2,700	73,794

Newcrest Mining, Ltd. (Australia) †	2,423	40,253

Newmont Mining Corp.	52,000	2,043,080

Nippon Steel & Sumitomo Metal Corp. (Japan)	2,900	59,548

Reliance Steel & Aluminum Co.	7,159	515,663

Sherwin-Williams Co. (The)	120	33,199

Sika AG (Switzerland)	47	228,541

Skanska AB (Sweden)	19,769	461,572

Sonoco Products Co.	210	11,094

Steel Dynamics, Inc.	14,400	359,856

Stora Enso OYJ Class R (Finland)	34,095	302,766

Taisei Corp. (Japan)	18,000	134,757

UPM-Kymmene OYJ (Finland)	20,318	429,095

voestalpine AG (Austria)	4,133	142,998

W.R. Grace & Co.	4,400	324,720

Yara International ASA (Norway)	11,382	378,138

10,993,720
Capital goods (2.2%)
ABB, Ltd. (Switzerland)	461	10,349

ACS Actividades de Construccion y Servicios SA (Spain)	14,657	442,907

Allegion PLC (Ireland)	8,000	551,280

Allison Transmission Holdings, Inc.	52,400	1,502,832

AO Smith Corp.	5,600	553,224

Avery Dennison Corp.	462	35,939

BAE Systems PLC (United Kingdom)	7,976	54,172

Berry Plastics Group, Inc. †	11,033	483,797

BWX Technologies, Inc.	10,778	413,552

Dynamic Asset Allocation Conservative Fund 25

COMMON STOCKS (34.8%)* cont.	Shares	Value

Capital goods cont.
Carlisle Cos., Inc.	3,775	$387,202

Crane Co.	2,700	170,127

Crown Holdings, Inc. †	42,948	2,451,901

Fluor Corp.	8,200	420,824

General Dynamics Corp.	304	47,169

GKN PLC (United Kingdom)	7,209	29,929

Hitachi High-Technologies Corp. (Japan)	100	3,986

Honeywell International, Inc.	12,283	1,432,075

Ingersoll-Rand PLC	17,900	1,216,126

Jacobs Engineering Group, Inc. †	6,700	346,524

KBR, Inc.	11,800	178,534

Kone OYJ Class B (Finland)	1,449	73,525

MAN SE (Germany)	524	55,238

Mitsubishi Electric Corp. (Japan)	31,000	396,878

Northrop Grumman Corp.	12,202	2,610,618

NSK, Ltd. (Japan)	7,800	80,043

OSRAM Licht AG (Germany)	4,882	286,604

Quanta Services, Inc. †	40,900	1,144,791

Raytheon Co.	20,047	2,728,998

Schindler Holding AG Cert. Part. (Switzerland)	673	126,218

Schindler Holding AG (Switzerland)	268	50,648

Sumitomo Heavy Industries, Ltd. (Japan)	15,000	73,911

Thales SA (France)	3,300	303,941

Vinci SA (France)	13,795	1,055,629

Waste Management, Inc.	24,436	1,558,039

Xylem, Inc.	12,700	666,115

21,943,645
Communication services (1.3%)
ACC Claims Holding, LLC Class A (Units) F	102,750	617

AT&T, Inc.	899	36,508

BCE, Inc. (Canada)	1,088	50,247

BT Group PLC (United Kingdom)	65,048	328,016

Comcast Corp. Class A	574	38,079

Eutelsat Communications SA (France)	2,835	58,694

Juniper Networks, Inc.	92,253	2,219,607

KDDI Corp. (Japan)	13,100	403,121

NICE, Ltd. (Israel)	2,299	153,966

Nippon Telegraph & Telephone Corp. (Japan)	15,500	707,891

NTT DoCoMo, Inc. (Japan)	21,657	549,098

Orange SA (France)	20,055	313,826

PCCW, Ltd. (Hong Kong)	289,000	177,640

Sky PLC (United Kingdom)	9,514	110,244

Telenor ASA (Norway)	14,527	249,125

Telstra Corp., Ltd. (Australia)	133,496	530,199

Verizon Communications, Inc.	129,300	6,721,014

Vodafone Group PLC (United Kingdom)	74,031	212,781

		12,860,673

26 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (34.8%)* cont.	Shares	Value

Conglomerates (0.1%)
Siemens AG (Germany)	8,105	$948,715

948,715
Consumer cyclicals (5.6%)
Adidas AG (Germany)	141	24,472

Amazon.com, Inc. †	7,300	6,112,363

Aramark	169	6,427

Aristocrat Leisure, Ltd. (Australia)	20,230	245,408

Automatic Data Processing, Inc.	936	82,555

AutoZone, Inc. †	86	66,077

Berkeley Group Holdings PLC (The) (United Kingdom)	2,799	93,600

Boral, Ltd. (Australia)	34,716	179,947

Brambles, Ltd. (Australia)	49,997	459,731

Bridgestone Corp. (Japan)	1,600	59,012

Carter’s, Inc.	14,502	1,257,468

CBS Corp. Class B (non-voting shares)	612	33,501

Christian Dior SE (France)	2,243	402,014

Cie Generale des Etablissements Michelin (France)	2,397	265,120

Clorox Co. (The)	13,047	1,633,223

Compass Group PLC (United Kingdom)	37,752	731,537

Continental AG (Germany)	606	127,402

Dai Nippon Printing Co., Ltd. (Japan)	62,000	607,582

Daito Trust Construction Co., Ltd. (Japan)	1,500	239,721

Discovery Communications, Inc. Class A † S	126,400	3,402,688

Dollar General Corp.	889	62,221

Electrolux AB Ser. B (Sweden)	10,482	262,820

Euronet Worldwide, Inc. †	4,300	351,869

Experian PLC (United Kingdom)	8,977	179,653

Fiat Chrysler Automobiles NV (Italy)	55,807	354,203

Flight Centre Travel Group, Ltd. (Australia)	8,422	235,884

Fuji Heavy Industries, Ltd. (Japan)	7,600	285,413

Global Payments, Inc.	3,000	230,280

Hakuhodo DY Holdings, Inc. (Japan)	6,100	71,230

Harvey Norman Holdings, Ltd. (Australia)	118,284	472,105

Hasbro, Inc.	423	33,557

Hino Motors, Ltd. (Japan)	8,700	93,142

Home Depot, Inc. (The)	36,201	4,658,345

Howard Hughes Corp. (The) †	1,200	137,400

Hyatt Hotels Corp. Class A † S	3,495	172,024

Industrivarden AB Class A (Sweden)	13,531	269,554

International Game Technology PLC	10,600	258,428

Interpublic Group of Cos., Inc. (The)	50,093	1,119,579

ISS A/S (Denmark)	1,401	58,150

John Wiley & Sons, Inc. Class A	2,515	129,799

KAR Auction Services, Inc.	20,000	863,200

Kia Motors Corp. (South Korea)	5,751	221,062

Kimberly-Clark Corp.	15,872	2,002,094

Kingfisher PLC (United Kingdom)	174,371	851,835

Lagardere SCA (France)	3,817	97,184

Dynamic Asset Allocation Conservative Fund 27

COMMON STOCKS (34.8%)* cont.	Shares	Value

Consumer cyclicals cont.
Lear Corp.	9,500	$1,151,590

Liberty Interactive Corp. Class A †	14,400	288,144

Liberty SiriusXM Group Class A †	15,400	523,292

Lowe’s Cos., Inc.	45,986	3,320,649

Madison Square Garden Co. (The) Class A †	924	156,535

Marks & Spencer Group PLC (United Kingdom)	57,338	246,069

Masco Corp.	60,500	2,075,755

Mazda Motor Corp. (Japan)	18,600	285,774

Namco Bandai Holdings, Inc. (Japan)	5,500	168,208

News Corp. Class A	44,700	624,906

News Corp. Class B	313	4,451

Nitori Holdings Co., Ltd. (Japan)	300	35,894

Omnicom Group, Inc.	33	2,805

Owens Corning	13,600	726,104

Panasonic Corp. (Japan)	7,600	76,044

Pandora A/S (Denmark)	340	41,090

Pearson PLC (United Kingdom)	22,851	223,026

Peugeot SA (France) †	13,263	202,552

Publicis Groupe SA (France)	1,156	87,421

PVH Corp.	13,186	1,457,053

Reed Elsevier PLC (United Kingdom)	12,722	241,243

Renault SA (France)	4,723	388,050

RR Donnelley & Sons Co.	20,000	314,400

RTL Group SA (Belgium)	3,430	284,859

Scotts Miracle-Gro Co. (The) Class A	109	9,076

ServiceMaster Global Holdings, Inc. †	15,063	507,322

Shimamura Co., Ltd. (Japan)	600	72,753

SJM Holdings, Ltd. (Hong Kong)	146,000	107,986

Stanley Black & Decker, Inc.	5,400	664,092

Starz Class A †	18,300	570,777

TABCORP Holdings, Ltd. (Australia)	24,779	94,834

Takashimaya Co., Ltd. (Japan)	10,000	82,055

Taylor Wimpey PLC (United Kingdom)	40,406	80,706

Thor Industries, Inc.	3,600	304,920

TJX Cos., Inc. (The)	594	44,419

Toppan Printing Co., Ltd. (Japan)	36,000	324,819

TransUnion †	5,900	203,550

TUI AG (London Exchange) (Germany)	7,111	101,110

Twenty-First Century Fox, Inc.	25,638	620,952

Urban Outfitters, Inc. †	13,800	476,376

Vail Resorts, Inc.	3,124	490,093

Valeo SA (France)	7,315	426,724

Vantiv, Inc. Class A †	16,439	925,023

Vista Outdoor, Inc. †	3,300	131,538

Visteon Corp.	8,700	623,442

Wal-Mart Stores, Inc.	76,000	5,481,120

William Hill PLC (United Kingdom)	35,256	139,010

Wolters Kluwer NV (Netherlands)	8,635	369,526

28 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (34.8%)* cont.	Shares	Value

Consumer cyclicals cont.
World Fuel Services Corp.	4,768	$220,568

WPP PLC (United Kingdom)	43,255	1,017,018

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	54,500	225,973

56,742,575
Consumer staples (3.1%)
Altria Group, Inc.	70,156	4,435,964

Ashtead Group PLC (United Kingdom)	12,007	197,804

British American Tobacco PLC (United Kingdom)	18,368	1,173,718

Church & Dwight Co., Inc.	266	12,747

Coca-Cola Amatil, Ltd. (Australia)	113,953	895,573

Colgate-Palmolive Co.	931	69,024

ConAgra Foods, Inc.	2,900	136,619

Constellation Brands, Inc. Class A	41	6,826

CVS Health Corp.	813	72,349

Diageo PLC (United Kingdom)	3,290	94,263

Dr. Pepper Snapple Group, Inc.	17,400	1,588,794

Estee Lauder Cos., Inc. (The) Class A	18,100	1,602,936

General Mills, Inc.	911	58,195

Heineken Holding NV (Netherlands)	2,705	216,900

Henkel AG & Co. KGaA (Preference) (Germany)	468	63,613

Hershey Co. (The)	17,309	1,654,740

Imperial Brands PLC (United Kingdom)	20,530	1,057,346

Ingredion, Inc.	5,000	665,300

ITOCHU Corp. (Japan)	17,500	219,222

J Sainsbury PLC (United Kingdom)	64,020	203,964

Jardine Cycle & Carriage, Ltd. (Singapore)	4,300	135,975

JM Smucker Co. (The)	8,900	1,206,306

Kao Corp. (Japan)	12,600	709,707

Koninklijke Ahold Delhaize NV (Netherlands)	48,835	1,113,084

McDonald’s Corp.	21,894	2,525,692

MEIJI Holdings Co., Ltd. (Japan)	1,300	128,606

METRO AG (Germany)	8,632	256,867

Nestle SA (Switzerland)	9,918	781,496

PepsiCo, Inc.	40,564	4,412,146

Philip Morris International, Inc.	26	2,528

Pool Corp.	3,277	309,742

Procter & Gamble Co. (The)	349	31,323

Reckitt Benckiser Group PLC (United Kingdom)	4,016	378,168

SABMiller PLC (United Kingdom)	1,095	63,797

Sodexo SA (France)	445	52,988

Starbucks Corp.	52,800	2,858,592

Sysco Corp.	30,424	1,491,080

Tate & Lyle PLC (United Kingdom)	15,195	147,515

US Foods Holding Corp. †	106	2,503

WH Group, Ltd. (Hong Kong)	448,500	362,798

WM Morrison Supermarkets PLC (United Kingdom)	104,412	294,892

Woolworths, Ltd. (Australia)	8,352	149,205

		31,840,907

Dynamic Asset Allocation Conservative Fund 29

COMMON STOCKS (34.8%)* cont.	Shares	Value

Energy (2.1%)
BP PLC (United Kingdom)	49,250	$287,259

California Resources Corp.	6	75

Chevron Corp. S	37,700	3,880,084

Dril-Quip, Inc. †	78	4,348

Exxon Mobil Corp.	73,879	6,448,159

FMC Technologies, Inc. †	657	19,493

Halcon Resources Corp. †	2,658	24,932

Idemitsu Kosan Co., Ltd. (Japan)	7,100	146,279

JX Holdings, Inc. (Japan)	14,500	58,533

Koninklijke Vopak NV (Netherlands)	280	14,695

Lone Pine Resources, Inc. Class A (Canada) † F	7,359	74

Milagro Oil & Gas, Inc. (Units) F	42	26,496

Nabors Industries, Ltd.	76,600	931,456

Neste OYJ (Finland)	3,149	134,210

Norsk Hydro ASA (Norway)	7,815	33,676

Occidental Petroleum Corp.	8,100	590,652

OMV AG (Austria)	23,399	673,428

Patterson-UTI Energy, Inc.	24,200	541,354

Phillips 66	276	22,232

Prairie Provident Resources, Inc. (Canada) †	3,435	2,304

QEP Resources, Inc.	48,500	947,205

Repsol SA (Spain)	12,315	167,046

Rowan Cos. PLC Class A S	38,000	576,080

Royal Dutch Shell PLC Class A (United Kingdom)	7,603	188,618

Royal Dutch Shell PLC Class B (United Kingdom)	18,831	487,424

Schlumberger, Ltd.	34,171	2,687,207

Seventy Seven Energy, Inc. †	1,791	33,760

Superior Energy Services, Inc.	36,300	649,770

Total SA (France)	27,513	1,303,336

Vestas Wind Systems A/S (Denmark)	6,957	572,586

Woodside Petroleum, Ltd. (Australia)	14,845	326,368

21,779,139
Financials (6.5%)
3i Group PLC (United Kingdom)	115,019	969,777

Aegon NV (Netherlands)	23,307	89,306

AerCap Holdings NV (Ireland) †	2,500	96,225

Aflac, Inc.	18,681	1,342,603

Ageas (Belgium)	7,157	261,012

AGNC Investment Corp. R	49,068	958,789

Alleghany Corp. †	9	4,725

Allianz SE (Germany)	6,458	958,331

Allied World Assurance Co. Holdings AG	8,700	351,654

Allstate Corp. (The)	37,239	2,576,194

Ally Financial, Inc.	31,386	611,085

American Financial Group, Inc.	4,295	322,125

Ameriprise Financial, Inc.	15,000	1,496,550

Annaly Capital Management, Inc. R	105,348	1,106,154

Aspen Insurance Holdings, Ltd.	5,011	233,462

30 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (34.8%)* cont.	Shares	Value

Financials cont.
Associated Banc-Corp.	187	$3,663

Assured Guaranty, Ltd.	197	5,467

Aviva PLC (United Kingdom)	23,169	132,284

AXA SA (France)	26,869	571,671

Banco Santander SA (Spain)	136,204	603,909

Bank of Montreal (Canada)	978	64,087

Bank of New York Mellon Corp. (The)	46,887	1,869,854

Bank of Nova Scotia (The) (Canada)	1,350	71,536

Berkshire Hathaway, Inc. Class B †	328	47,386

BNP Paribas SA (France)	18,485	950,419

Brandywine Realty Trust R	13,419	209,605

Broadridge Financial Solutions, Inc.	6,370	431,822

Camden Property Trust R	6,200	519,188

Canadian Imperial Bank of Commerce (Canada)	142	11,011

Capital One Financial Corp.	4,553	327,042

CBRE Group, Inc. Class A †	13,600	380,528

Chimera Investment Corp. R	27,377	436,663

Citigroup, Inc.	131,600	6,215,468

CNP Assurances (France)	18,837	316,456

Concordia Financial Group, Ltd. (Japan) †	56,000	244,790

CoreLogic, Inc. †	9,144	358,628

Corporate Office Properties Trust R	9,381	265,951

Daiwa Securities Group, Inc. (Japan)	14,000	78,838

DBS Group Holdings, Ltd. (Singapore)	3,300	37,462

Discover Financial Services	642	36,305

Duke Realty Corp. R	13,400	366,222

E*Trade Financial Corp. †	52,800	1,537,536

Equity Commonwealth † R	274	8,280

Equity Lifestyle Properties, Inc. R	4,486	346,229

Equity One, Inc. R	190	5,816

Equity Residential Trust R	26,827	1,725,781

Everest Re Group, Ltd.	86	16,337

Extra Space Storage, Inc. R	1,900	150,879

Fukuoka Financial Group, Inc. (Japan)	34,000	141,228

Goodman Group (Australia) R	92,071	514,303

Hanover Insurance Group, Inc. (The)	52	3,922

Hartford Financial Services Group, Inc. (The)	33,200	1,421,624

Highwoods Properties, Inc. R	7,061	368,019

HSBC Holdings PLC (United Kingdom)	84,781	635,927

Iida Group Holdings Co., Ltd. (Japan)	9,200	184,935

Intercontinental Exchange, Inc.	110	29,630

Investor AB Class B (Sweden)	23,426	856,616

JPMorgan Chase & Co.	109,990	7,324,234

Kerry Properties, Ltd. (Hong Kong)	85,500	281,643

Legal & General Group PLC (United Kingdom)	17,014	48,229

Liberty Property Trust R	197	7,949

Lincoln National Corp.	31,000	1,456,380

Link REIT (The) (Hong Kong) R	6,500	47,960

Dynamic Asset Allocation Conservative Fund 31

COMMON STOCKS (34.8%)* cont.	Shares	Value

Financials cont.
Macerich Co. (The) R	6,958	$562,693

Macquarie Group, Ltd. (Australia)	1,624	102,302

Mapfre SA (Spain)	56,828	158,956

Marsh & McLennan Cos., Inc.	592	39,812

Medibank Private, Ltd. (Australia)	5,373	10,221

MetLife, Inc.	3,900	173,277

MFA Financial, Inc. R	48,998	366,505

Mid-America Apartment Communities, Inc. R	4,900	460,551

Mitsubishi UFJ Financial Group, Inc. (Japan)	153,562	774,356

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	114,500	525,364

Mizuho Financial Group, Inc. (Japan)	527,225	880,884

Morgan Stanley	144,000	4,616,640

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	1,234	230,111

New World Development Co., Ltd. (Hong Kong)	346,000	453,071

NN Group NV (Netherlands)	8,145	250,244

Nomura Real Estate Holdings, Inc. (Japan)	8,500	143,419

Onex Corp. (Canada)	257	16,551

ORIX Corp. (Japan)	42,800	631,532

Partners Group Holding AG (Switzerland)	578	291,529

Persimmon PLC (United Kingdom)	4,287	100,852

PNC Financial Services Group, Inc. (The)	798	71,892

Popular, Inc. (Puerto Rico)	15,932	608,921

Post Properties, Inc. R	83	5,489

Prudential Financial, Inc.	10,600	865,490

Public Storage R	22	4,909

Raiffeisen Bank International AG (Austria) †	5,001	76,150

Regency Centers Corp. R	171	13,251

Regions Financial Corp.	90,300	891,261

Reinsurance Group of America, Inc.	4,310	465,221

Resona Holdings, Inc. (Japan)	127,100	534,522

Retail Properties of America, Inc. Class A R	12,754	214,267

Sekisui Chemical Co., Ltd. (Japan)	9,800	140,852

Senior Housing Properties Trust R	16,100	365,631

Societe Generale SA (France)	13,267	458,729

Spirit Realty Capital, Inc. R	12,100	161,293

Starwood Property Trust, Inc. R	32,900	740,908

Sumitomo Mitsui Financial Group, Inc. (Japan)	24,493	825,486

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,800	155,775

Sun Hung Kai Properties, Ltd. (Hong Kong)	7,000	106,682

SunTrust Banks, Inc.	26,698	1,169,372

Suruga Bank, Ltd. (Japan)	1,700	40,766

Swiss Life Holding AG (Switzerland)	1,990	515,167

Swiss Re AG (Switzerland)	10,992	991,713

Synchrony Financial	31,700	887,600

TCF Financial Corp.	584	8,474

Toronto-Dominion Bank (Canada)	1,599	70,983

Travelers Cos., Inc. (The)	320	36,656

32 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (34.8%)* cont.	Shares	Value

Financials cont.
Tryg A/S (Denmark)	860	$17,257

Two Harbors Investment Corp. R	36,162	308,462

U.S. Bancorp	782	33,540

UBS Group AG (Switzerland)	6,503	88,559

Unum Group	5,000	176,550

Voya Financial, Inc.	31,004	893,535

Weingarten Realty Investors R	3,946	153,815

Wells Fargo & Co.	1,850	81,918

Western Alliance Bancorp †	203	7,621

Wharf Holdings, Ltd. (The) (Hong Kong)	21,000	153,872

Wheelock and Co., Ltd. (Hong Kong)	78,000	463,349

Woori Bank (South Korea)	9,867	102,216

66,744,728
Health care (4.5%)
Actelion, Ltd. (Switzerland)	1,963	339,863

Alfresa Holdings Corp. (Japan)	5,700	120,571

Allergan PLC †	2,600	598,806

AmerisourceBergen Corp.	41,392	3,343,646

Amgen, Inc.	27,600	4,603,956

Astellas Pharma, Inc. (Japan)	31,200	487,248

AstraZeneca PLC (United Kingdom)	8,074	523,674

Bayer AG (Germany)	3,356	337,148

Biogen, Inc. †	4,500	1,408,635

Bruker Corp.	12,200	276,330

C.R. Bard, Inc.	9,798	2,197,495

Cardinal Health, Inc.	7,300	567,210

Celgene Corp. †	7,900	825,787

Charles River Laboratories International, Inc. †	8,576	714,724

Cochlear, Ltd. (Australia)	1,044	113,173

DaVita Inc. †	513	33,894

Eli Lilly & Co.	12,600	1,011,276

Gilead Sciences, Inc.	17,000	1,345,040

GlaxoSmithKline PLC (United Kingdom)	66,975	1,426,282

Hologic, Inc. †	33,000	1,281,390

Intuitive Surgical, Inc. †	71	51,463

Johnson & Johnson	58,621	6,924,899

McKesson Corp.	11,325	1,888,444

Medipal Holdings Corp. (Japan)	15,900	275,032

Merck & Co., Inc.	754	47,057

Merck KGaA (Germany)	494	53,224

Mitsubishi Tanabe Pharma Corp. (Japan)	7,600	162,442

Novartis AG (Switzerland)	9,090	714,849

Novo Nordisk A/S Class B (Denmark)	5,299	220,182

Pfizer, Inc.	119,546	4,049,023

Roche Holding AG (Switzerland)	4,862	1,206,116

Sanofi (France)	13,832	1,051,002

Shire PLC (United Kingdom)	3,415	221,229

Smith & Nephew PLC (United Kingdom)	256	4,128

Dynamic Asset Allocation Conservative Fund 33

COMMON STOCKS (34.8%)* cont.	Shares	Value

Health care cont.
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	2,800	$54,131

Taro Pharmaceutical Industries, Ltd. (Israel) † S	723	79,899

Teva Pharmaceutical Industries, Ltd. (Israel)	401	19,256

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	6,764	311,212

Thermo Fisher Scientific, Inc.	599	95,277

UnitedHealth Group, Inc.	35,981	5,037,340

VCA, Inc. †	6,600	461,868

VWR Corp. †	143	4,055

Waters Corp. †	39	6,181

WellCare Health Plans, Inc. †	5,400	632,286

Zoetis, Inc.	20,200	1,050,602

46,177,345
Technology (6.0%)
Adobe Systems, Inc. †	24,800	2,691,792

Agilent Technologies, Inc.	41,692	1,963,276

Alphabet, Inc. Class A †	11,648	9,365,691

Amadeus IT Holding SA Class A (Spain)	9,067	452,945

Amdocs, Ltd.	23,560	1,362,946

Apple, Inc.	54,595	6,171,965

Applied Materials, Inc.	110,424	3,329,284

AtoS SE (France)	4,992	537,896

Brocade Communications Systems, Inc.	68,200	629,486

Check Point Software Technologies, Ltd. (Israel) †	156	12,107

Cisco Systems, Inc.	70,702	2,242,667

CommerceHub, Inc. Ser. C †	335	5,330

Computer Sciences Corp.	32,300	1,686,383

CSRA, Inc.	12,300	330,870

eBay, Inc. †	82,919	2,728,035

Facebook, Inc. Class A †	29,200	3,745,484

Fiserv, Inc. †	482	47,945

Fitbit, Inc. Class A † S	1,459	21,652

Fujitsu, Ltd. (Japan)	26,000	140,361

Genpact, Ltd. †	377	9,029

GungHo Online Entertainment, Inc. (Japan) S	63,000	154,399

HP, Inc.	118,100	1,834,093

Intuit, Inc.	5,470	601,755

L-3 Communications Holdings, Inc.	20,794	3,134,280

Maxim Integrated Products, Inc.	41,300	1,649,109

Microsoft Corp.	146,048	8,412,365

Mixi, Inc. (Japan)	3,500	126,171

Motorola Solutions, Inc.	8,918	680,265

MSCI, Inc.	83	6,967

NCR Corp. †	15,900	511,821

NEC Corp. (Japan)	19,000	49,087

Nexon Co., Ltd. (Japan)	13,600	212,507

Nuance Communications, Inc. †	29,200	423,400

NVIDIA Corp. S	47,300	3,240,996

Open Text Corp. (Canada)	432	27,982

34 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (34.8%)* cont.	Shares	Value

Technology cont.
Oracle Corp Japan (Japan)	1,500	$84,676

Paychex, Inc.	1,259	72,858

Samsung Electronics Co., Ltd. (South Korea)	490	714,149

SoftBank Corp. (Japan)	1,500	97,173

Synopsys, Inc. †	354	21,010

Texas Instruments, Inc.	872	61,197

Tokyo Electron, Ltd. (Japan)	1,600	141,194

Xerox Corp.	120,500	1,220,665

60,953,263
Transportation (0.9%)
ANA Holdings, Inc. (Japan)	104,000	282,699

AP Moeller — Maersk A/S Class B (Denmark)	205	300,638

Aurizon Holdings, Ltd. (Australia)	37,819	136,214

Central Japan Railway Co. (Japan)	5,100	872,541

Delta Air Lines, Inc.	50,500	1,987,680

Deutsche Post AG (Germany)	28,498	890,608

easyJet PLC (United Kingdom)	3,493	45,591

Japan Airlines Co., Ltd. (Japan)	2,700	79,485

Qantas Airways, Ltd. (Australia)	58,882	141,246

Royal Mail PLC (United Kingdom)	79,403	503,784

Southwest Airlines Co.	481	18,706

Transurban Group (Units) (Australia)	5,454	47,561

United Parcel Service, Inc. Class B	29,992	3,279,925

Yangzijiang Shipbuilding Holdings, Ltd. (China)	769,200	425,800

9,012,478
Utilities and power (1.4%)
American Electric Power Co., Inc.	9,724	624,378

American Water Works Co., Inc.	224	16,764

AusNet Services (Units) (Australia)	22,333	28,096

Centrica PLC (United Kingdom)	33,181	98,143

Chubu Electric Power Co., Inc. (Japan)	19,200	279,546

CLP Holdings, Ltd. (Hong Kong)	49,500	513,916

E.ON SE (Germany)	55,101	390,822

Edison International	18,500	1,336,625

Endesa SA (Spain)	21,758	466,350

Enel SpA (Italy)	171,378	763,909

Entergy Corp.	48,500	3,721,405

Eversource Energy	225	12,191

Great Plains Energy, Inc.	378	10,316

HK Electric Investments & HK Electric Investments, Ltd. (units)
(Hong Kong)	20,500	20,129

Iberdrola SA (Spain)	59,735	406,109

Korea Electric Power Corp. (South Korea)	500	24,486

NiSource, Inc.	29,578	713,126

PG&E Corp.	840	51,383

PPL Corp.	38,800	1,341,316

RWE AG (Germany) †	13,561	233,609

Southern Co. (The)	866	44,426

Toho Gas Co., Ltd. (Japan)	40,000	374,428

Dynamic Asset Allocation Conservative Fund 35

COMMON STOCKS (34.8%)* cont.	Shares	Value

Utilities and power cont.
Tohoku Electric Power Co., Inc. (Japan)	17,600	$229,534

Tokyo Electric Power Company Holdings, Inc. (Japan) †	15,100	65,306

Tokyo Gas Co., Ltd. (Japan)	31,000	137,930

UGI Corp.	41,450	1,875,198

Uniper SE (Germany) †	5,510	67,498

Vectren Corp.	3,700	185,740

Westar Energy, Inc.	9,105	516,709

		14,549,388

Total common stocks (cost $321,958,955)		$354,546,576

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (33.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.2%)
Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46	$989,831	$1,090,844
3.50%, TBA, 10/1/46	58,000,000	61,606,875

62,697,719
U.S. Government Agency Mortgage Obligations (27.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 01/01/23 [i]	12,035	13,006

Federal National Mortgage Association Adjustable Rate Mortgages
2.902%, 11/01/38 [i]	108,973	113,925

Federal National Mortgage Association Pass-Through Certificates
7.00%, 3/1/18	21,154	21,859
6.00%, TBA, 11/1/46	20,000,000	22,925,000
6.00%, TBA, 10/1/46	20,000,000	22,937,500
4.50%, TBA, 11/1/46	1,000,000	1,094,023
4.50%, TBA, 10/1/46	1,000,000	1,095,156
4.00%, TBA, 11/1/46	52,000,000	55,776,094
4.00%, TBA, 10/1/46	52,000,000	55,843,056
3.50%, 1/1/43	994,732	1,052,745
3.50%, TBA, 10/1/46	1,000,000	1,055,313
3.00%, 6/1/46	989,615	1,034,457
3.00%, TBA, 11/1/46	40,000,000	41,490,624
3.00%, TBA, 10/1/46	40,000,000	41,581,248
3.00%, TBA, 10/1/31	31,000,000	32,545,158
2.50%, TBA, 11/1/46	1,000,000	1,007,656
2.50%, TBA, 10/1/46	1,000,000	1,009,375

		280,596,195

Total U.S. government and agency mortgage obligations (cost $342,774,137)		$343,293,914

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41 [i]	$12,089	$16,298

Total U.S. treasury obligations (cost $16,298)		$16,298

36 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)*	Principal amount	Value

Basic materials (1.4%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6.875%, 6/1/23	$90,000	$90,900

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)	290,000	298,788

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	120,000	133,455

Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	30,000	32,213

Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	10,000	9,625

Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	30,000	28,552

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%,
6/1/19 (France)	89,000	107,690

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	35,000	38,063

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18	413,000	438,866

Beacon Roofing Supply, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 10/1/23	100,000	108,000

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9.75%, 10/15/23	110,000	129,250

BMC East, LLC 144A company guaranty sr. notes
5.50%, 10/1/24	120,000	120,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	120,000	121,800

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10.75%, 8/15/23	190,000	218,025

Builders FirstSource, Inc. 144A company guaranty sr. unsub.
notes 5.625%, 9/1/24	80,000	82,000

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	67,000	76,807

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	170,000	186,363

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	200,000	205,000

CF Industries, Inc. company guaranty sr. unsec. notes
5.375%, 3/15/44	29,000	28,625

CF Industries, Inc. company guaranty sr. unsec. notes
5.15%, 3/15/34	35,000	35,376

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7.125%, 5/1/20	76,000	87,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	70,000	68,775

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	75,000	73,125

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	70,000	66,063

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	30,000	30,600

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	140,000	139,304

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	765,000	807,988

E.I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	315,000	337,958

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	230,000	242,640

Dynamic Asset Allocation Conservative Fund 37

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Basic materials cont.
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	$149,000	$133,728

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 2/15/20 (Canada)	20,000	18,500

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6.75%, 2/1/22	75,000	77,063

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6.875%, 2/15/23	90,000	93,263

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	10,000	9,100

GCP Applied Technologies, Inc. 144A company guaranty sr.
unsec. notes 9.50%, 2/1/23	185,000	211,353

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4.625%, 4/29/24	755,000	769,345

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/16/25	511,000	499,598

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2.875%, 4/16/20	522,000	517,824

HD Supply, Inc. 144A company guaranty sr. unsec. notes
5.75%, 4/15/24	45,000	47,250

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%,
10/1/20 (Canada)	110,000	110,275

Huntsman International, LLC company guaranty sr. unsec. notes
5.125%, 11/15/22	20,000	20,800

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4.875%, 11/15/20	79,000	82,358

INVISTA Finance, LLC 144A company guaranty sr. notes
4.25%, 10/15/19	130,000	129,360

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	85,000	93,500

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	105,000	119,175

Louisiana-Pacific Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 9/15/24	85,000	85,000

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19	245,000	286,372

LyondellBasell Industries NV sr. unsec. unsub. notes
4.625%, 2/26/55	190,000	188,217

Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	55,000	58,231

Methanex Corp. sr. unsec. unsub. notes 5.65%,
12/1/44 (Canada)	300,000	259,805

Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	33,000	32,796

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	640,000	750,775

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7.00%, 4/15/20 (Canada)	30,000	30,825

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	20,000	20,500

Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	135,000	143,141

Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	125,000	127,969

38 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Basic materials cont.
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	$75,000	$79,688

Packaging Corp. of America sr. unsec. unsub. notes
4.50%, 11/1/23	225,000	248,828

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	10,000	11,100

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22	25,000	26,563

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 9.00%, 5/1/19 (Australia)	277,000	327,249

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	50,000	53,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.50%, 12/1/20	37,000	42,319

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.25%, 4/1/23	40,000	42,600

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	20,000	21,125

Sealed Air Corp. 144A company guaranty sr. unsec. notes
4.875%, 12/1/22	20,000	21,000

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	15,000	16,088

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	55,000	64,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 8/15/22	147,000	154,718

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	60,000	62,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	4,000	4,150

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.125%, 10/1/21	10,000	10,388

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	15,000	17,250

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.00%, 6/1/21 (Canada)	20,000	21,875

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7.625%, 10/15/21	140,000	117,950

Tronox Finance, LLC company guaranty sr. unsec. notes
6.375%, 8/15/20	20,000	18,450

Tronox Finance, LLC 144A company guaranty sr. unsec. notes
7.50%, 3/15/22	55,000	50,188

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	100,000	103,750

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	230,000	236,900

USG Corp. 144A company guaranty sr. unsec. notes
5.875%, 11/1/21	10,000	10,463

USG Corp. 144A company guaranty sr. unsec. notes
5.50%, 3/1/25	85,000	91,163

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	77,000	68,530

Westlake Chemical Corp. 144A company guaranty sr. unsec.
unsub. bonds 3.60%, 8/15/26	1,070,000	1,067,626

Dynamic Asset Allocation Conservative Fund 39

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	$575,000	$784,045

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	175,000	235,951

WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45%, 3/1/19	135,000	142,973

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	260,000	352,001

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	145,000	157,688

Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	80,000	84,400

14,007,868
Capital goods (0.7%)
Advanced Disposal Services, Inc. company guaranty sr. unsec.
notes 8.25%, 10/1/20	228,000	239,400

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7.75%, 11/15/19	72,000	81,540

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.375%, 9/15/24	65,000	64,675

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.00%, 3/15/22	75,000	75,375

Ardagh Packaging Finance PLC/Ardagh Holdings USA,
Inc. 144A company guaranty sr. unsec. notes 7.25%,
5/15/24 (Ireland)	200,000	212,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6.50%, 6/15/23 (Canada)	40,000	41,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.50%, 9/1/22	80,000	83,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	25,000	25,375

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22	25,000	26,375

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	24,000	24,840

Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	85,000	86,275

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	190,000	209,474

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%,
4/15/19 (Canada)	80,000	77,800

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	140,000	156,100

Cortes NP Acquisition Corp. 144A sr. unsec. notes
9.25%, 10/15/24	50,000	50,000

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	525,000	550,556

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	35,000	39,156

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	570,000	591,559

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)	40,000	41,700

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	115,000	108,963

40 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Capital goods cont.
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	$260,000	$276,578

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	160,000	163,731

Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	255,000	338,760

Honeywell International, Inc. sr. unsec. unsub. notes
4.25%, 3/1/21	150,000	167,353

KLX, Inc. 144A company guaranty sr. unsec. notes
5.875%, 12/1/22	345,000	357,075

Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	326,000	445,625

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	185,000	211,825

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	120,000	118,500

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	178,000	201,706

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	190,000	204,605

Moog, Inc. 144A company guaranty sr. unsec. notes
5.25%, 12/1/22	110,000	113,713

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	165,000	172,631

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	50,000	52,625

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	195,000	238,098

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu 144A company guaranty sr. FRN
4.127%, 7/15/21	345,000	350,175

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu 144A company guaranty sr. unsec.
unsub. notes 7.00%, 7/15/24	95,000	101,888

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	209,000	219,450

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	40,000	40,500

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21	38,000	38,855

TI Group Automotive Systems, LLC 144A sr. unsec. notes
8.75%, 7/15/23	125,000	135,938

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7.50%, 7/15/21	54,000	57,240

TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	93,000	97,883

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds
6.375%, 6/15/26	65,000	67,113

United Technologies Corp. sr. unsec. unsub. notes
5.375%, 12/15/17	437,000	458,788

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4.50%, 4/29/22	175,000	185,567

		7,602,485

Dynamic Asset Allocation Conservative Fund 41

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Communication services (2.0%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	$1,115,000	$1,109,817

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	735,000	786,193

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	360,000	394,878

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	567,000	593,340

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	568,000	583,568

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17	525,000	526,575

Cablevision Systems Corp. sr. unsec. unsub. notes
8.00%, 4/15/20	30,000	31,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6.625%, 1/31/22	34,000	35,615

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5.25%, 9/30/22	53,000	55,385

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	50,000	52,125

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	130,000	138,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	20,000	21,200

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	65,000	67,844

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	50,000	52,000

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	13,000	13,748

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	130,000	130,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	113,000	112,719

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. bonds
6.484%, 10/23/45	1,118,000	1,352,022

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A sr. sub. notes
4.908%, 7/23/25	337,000	371,730

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6.50%, 1/15/17	525,000	532,996

Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	495,000	488,412

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	539,000	785,813

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	82,000	113,445

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	300,000	414,189

Crown Castle International Corp. sr. unsec. notes
5.25%, 1/15/23 R	190,000	215,145

Crown Castle International Corp. sr. unsec. notes
4.875%, 4/15/22 R	54,000	60,210

Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	455,000	475,101

Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113%, 1/15/20	410,000	453,722

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	115,000	125,689

42 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Communication services cont.
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	$202,000	$191,900

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	146,000	154,395

CSC Holdings, LLC 144A sr. unsec. unsub. notes
10.125%, 1/15/23	305,000	351,513

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	163,000	253,367

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	75,000	74,063

Frontier Communications Corp. sr. unsec. notes
11.00%, 9/15/25	85,000	88,719

Frontier Communications Corp. sr. unsec. notes
10.50%, 9/15/22	100,000	106,000

Frontier Communications Corp. sr. unsec. notes
8.875%, 9/15/20	25,000	26,969

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21	5,000	4,806

Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	14,000	13,073

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	37,000	27,935

Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	4,230	4,241

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	13,000	4,355

Intelsat Luxembourg SA company guaranty sr. unsec. sub.
bonds 8.125%, 6/1/23 (Luxembourg)	14,000	4,725

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	135,000	188,750

Level 3 Communications, Inc. sr. unsec. unsub. notes
5.75%, 12/1/22	20,000	20,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6.125%, 1/15/21	50,000	51,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 1/15/24	60,000	62,513

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 8/15/22	60,000	62,700

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	201,000	222,653

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	19,000	19,908

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25	55,000	60,188

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 3/15/43 (Canada)	410,000	442,342

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	92,000	86,365

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	27,000	27,068

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	104,000	114,790

Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	195,000	196,219

Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	214,000	214,803

Dynamic Asset Allocation Conservative Fund 43

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	$197,000	$211,036

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	335,000	364,313

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.25%, 4/1/21	60,000	62,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	20,000	21,366

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	2,000	2,155

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633%, 4/28/21	20,000	21,075

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	93,000	98,348

TCI Communications, Inc. sr. unsec. unsub. notes
7.125%, 2/15/28	365,000	516,247

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	300,000	306,711

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57%, 4/27/23 (Spain)	300,000	333,642

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20	397,000	408,279

Verizon Communications, Inc. sr. unsec. unsub. notes
6.40%, 9/15/33	33,000	42,756

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	2,321,000	2,454,065

Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	775,000	820,057

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub.
bonds 8.00%, 6/1/22	165,000	203,777

Videotron, Ltd. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/22 (Canada)	129,000	134,483

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17
(United Kingdom)	909,000	906,755

West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	110,000	107,250

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10.25%, 7/15/19	105,000	110,521

Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	124,000	112,530

20,408,557
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	231,000	245,726

245,726
Consumer cyclicals (2.8%)
21st Century Fox America, Inc. company guaranty sr. unsec.
notes 7.75%, 1/20/24	300,000	384,649

21st Century Fox America, Inc. company guaranty sr. unsec.
unsub. notes 7.75%, 12/1/45	1,048,000	1,544,411

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	517,000	517,570

AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5.875%, 2/15/22	33,000	34,155

44 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
AMC Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25	$40,000	$40,400

American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	80,000	83,700

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	120,000	109,200

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	675,000	742,667

Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	52,000	28,860

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	40,000	43,300

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub.
bonds 6.375%, 4/1/26	30,000	32,175

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6.50%, 12/15/20 (Canada)	88,000	91,080

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	125,000	126,288

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
6.25%, 12/15/21	105,000	115,369

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	25,000	26,750

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	310,000	440,130

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9.125%, 5/1/19	37,000	38,758

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21	40,000	41,400

Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	40,000	41,000

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	17,000	17,085

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	74,000	73,168

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	190,000	197,838

Daimler Finance North America, LLC 144A company guaranty
sr. unsec. unsub. notes 2.375%, 8/1/18	972,000	986,619

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23	150,000	150,188

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24	60,000	58,800

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	445,000	459,426

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes
5.75%, 3/1/23	20,000	21,525

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub.
notes 7.00%, 8/1/23	70,000	74,288

Entercom Radio, LLC company guaranty sr. unsec. notes
10.50%, 12/1/19	59,000	61,434

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20	350,000	394,660

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	595,000	623,678

Dynamic Asset Allocation Conservative Fund 45

CORPORATE BONDS AND NOTES (21.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97		$95,000	$117,341

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47		245,000	401,636

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31		575,000	760,550

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46		140,000	202,160

Ford Motor Credit Co., LLC sr. unsec. unsub. notes
8.125%, 1/15/20		865,000	1,020,315

General Motors Co. sr. unsec. notes 6.25%, 10/2/43		15,000	17,704

General Motors Co. sr. unsec. notes 5.20%, 4/1/45		10,000	10,402

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46		475,000	595,496

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18		80,000	81,414

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.20%, 7/6/21		283,000	286,476

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.00%, 9/25/17		163,000	165,082

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25		200,000	206,053

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25		95,000	95,897

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 3.45%, 4/10/22		957,000	970,692

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 11/1/20		57,000	61,418

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. unsub. notes 5.375%, 4/15/26		40,000	43,000

Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		110,000	110,825

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6.625%, 7/25/22 (Canada)	CAD	70,000	55,890

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$360,000	410,773

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub.
notes 4.625%, 5/15/24		60,000	61,575

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes
4.25%, 9/1/24		20,000	20,400

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15%, 2/1/23		105,000	142,275

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	412,551

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	493,249

Host Hotels & Resorts LP sr. unsec. unsub. notes
6.00%, 10/1/21 R		147,000	169,535

Host Hotels & Resorts LP sr. unsec. unsub. notes
5.25%, 3/15/22 R		658,000	727,861

Howard Hughes Corp. (The) 144A sr. unsec. notes
6.875%, 10/1/21		345,000	362,681

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	748,605

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		80,000	82,487

iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		54,000	42,728

46 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5.875%, 3/15/21	$52,000	$54,275

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19	25,000	27,250

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65%, 6/1/20	135,000	135,321

JC Penney Corp, Inc. 144A company guaranty sr. notes
5.875%, 7/1/23	25,000	26,031

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡	45,000	43,875

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95%, 7/2/64	405,000	423,174

L Brands, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/21	45,000	51,919

L Brands, Inc. company guaranty sr. unsec. sub. notes
5.625%, 2/15/22	23,000	25,703

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22	27,000	28,114

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24	40,000	42,000

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25	10,000	10,825

Lear Corp. company guaranty sr. unsec. unsub. notes
5.375%, 3/15/24	185,000	198,644

Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	60,000	61,950

LIN Television Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/22	50,000	52,375

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23	60,000	63,300

Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
11/15/20 (Canada)	80,000	79,750

MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20	50,000	56,000

MGM Resorts International company guaranty sr. unsec. notes
5.25%, 3/31/20	15,000	15,975

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	65,000	73,288

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	45,000	50,569

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21	20,000	21,275

Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	64,000	63,680

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	40,000	37,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8.75%, 10/15/21 ‡‡	150,000	117,750

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes
5.625%, 8/1/24	100,000	100,250

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	65,000	67,925

O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	90,000	97,119

Dynamic Asset Allocation Conservative Fund 47

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub.
notes 3.55%, 3/15/26	$310,000	$328,629

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	885,000	935,342

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	40,000	42,000

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	52,000	54,080

Penn National Gaming, Inc. sr. unsec. sub. notes
5.875%, 11/1/21	74,000	76,405

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 10/1/22	53,000	54,988

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 5/15/26	55,000	54,863

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5.375%, 12/1/24	45,000	45,225

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	570,000	597,797

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	105,000	121,275

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	205,000	215,250

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	120,000	121,859

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	256,000	260,160

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	130,000	133,575

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12.125%, 9/1/18	63,000	64,496

S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	355,000	396,690

S&P Global, Inc. 144A company guaranty sr. unsec. bonds
2.95%, 1/22/27	550,000	552,927

Sabre GLBL, Inc. 144A company guaranty sr. notes
5.375%, 4/15/23	55,000	56,513

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	320,000	295,200

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6.25%, 9/1/20	15,000	11,550

Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	45,000	47,588

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	210,000	214,725

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub.
notes 6.00%, 7/15/24	58,000	61,625

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5.25%, 1/15/21	90,000	92,925

Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	35,000	37,800

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	3,000	3,248

Spectrum Brands, Inc. company guaranty sr. unsec. unsub.
notes 6.125%, 12/15/24	30,000	32,485

48 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Standard Industries, Inc. 144A sr. unsec. notes
5.375%, 11/15/24	$120,000	$123,600

Standard Industries, Inc./NJ 144A sr. unsec. notes
5.125%, 2/15/21	10,000	10,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21	48,000	48,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	20,000	20,650

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	38,000	39,045

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4.875%, 9/15/21	60,000	62,400

Tempur Sealy International, Inc. 144A company guaranty sr.
unsec. unsub. bonds 5.50%, 6/15/26	50,000	51,500

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44	355,000	359,805

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	1,115,000	1,128,263

Townsquare Media, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 4/1/23	25,000	25,375

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	525,000	527,841

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
2.00%, 10/24/18	486,000	493,112

Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	50,000	50,594

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4.50%, 3/1/21	14,000	14,280

Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	125,000	125,781

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8.50%, 5/15/21	48,000	49,680

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	70,000	75,978

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37	198,000	291,963

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40	120,000	151,679

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4.875%, 7/8/40	655,000	814,388

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	120,000	126,578

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	50,000	57,894

WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	80,000	81,200

Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	70,000	70,700

Wyndham Worldwide Corp. sr. unsec. unsub. notes
5.625%, 3/1/21	330,000	370,187

28,583,392
Consumer staples (1.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6.00%, 4/1/22 (Canada)	110,000	115,225

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	215,000	223,600

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	128,000	142,876

Dynamic Asset Allocation Conservative Fund 49

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer staples cont.
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	$1,045,000	$1,091,123

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes
5.125%, 10/1/24	30,000	30,300

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 4.90%, 2/1/46	1,602,000	1,906,029

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 3.65%, 2/1/26	1,648,000	1,769,952

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 2.65%, 2/1/21	780,000	804,879

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. notes 1.25%, 1/17/18	191,000	190,958

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/39	530,000	855,550

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22	500,000	509,876

Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	200,000	210,750

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19	78,000	68,055

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8.50%, 6/15/19	10,000	11,718

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42	315,000	333,977

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22	85,000	84,681

Ceridian HCM Holding, Inc. 144A sr. unsec. notes
11.00%, 3/15/21	155,000	163,913

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23	340,000	365,707

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19	156,000	174,409

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6.00%, 5/1/22	50,000	57,438

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	482,000	546,672

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	525,000	534,452

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	49,570	57,140

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	250,095	277,142

Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23	50,000	53,125

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1.50%, 5/11/17 (United Kingdom)	770,000	772,231

Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22	135,000	176,242

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4.50%, 2/15/45	385,000	410,204

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7.00%, 10/15/37	300,000	409,152

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5.625%, 3/15/42	363,000	439,152

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85%, 11/15/24	139,000	149,554

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes
8.25%, 2/1/20 (Brazil)	17,000	17,531

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	850,000	886,649

50 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Consumer staples cont.
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America,
LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	$80,000	$84,600

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America,
LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	80,000	83,600

Kraft Foods Group, Inc. company guaranty sr. unsec. notes
Ser. 144A, 6.875%, 1/26/39	375,000	520,515

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub.
notes 6.50%, 2/9/40	350,000	469,879

Kroger Co. (The) company guaranty sr. unsec. unsub. notes
6.90%, 4/15/38	655,000	910,749

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18	12,000	12,254

Landry’s, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	65,000	66,138

McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37	300,000	396,143

McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	270,000	338,556

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,125,000	1,225,247

PepsiCo, Inc. sr. unsec. unsub. notes 7.90%, 11/1/18	82,000	93,007

PepsiCo, Inc. sr. unsec. unsub. notes 4.25%, 10/22/44	405,000	464,016

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17	521,000	522,102

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	30,000	30,900

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 12/15/21	42,000	43,470

Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	67,000	68,340

Revlon Consumer Products Corp. 144A company guaranty sr.
unsec. notes 6.25%, 8/1/24	45,000	46,463

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	105,000	113,313

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9.75%, 2/1/19 ‡‡	10,787	5,609

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	55,000	57,096

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	400,000	422,686

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes
5.375%, 10/1/22	65,000	73,856

19,888,801
Energy (2.2%)
Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36	125,000	146,038

Anadarko Petroleum Corp. sr. unsec. unsub. bonds
6.95%, 6/15/19	185,000	204,686

Anadarko Petroleum Corp. sr. unsec. unsub. notes
5.55%, 3/15/26	160,000	182,635

Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	25,000	25,469

Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	77,000	77,578

Antero Resources Finance Corp. company guaranty sr. unsec.
sub. notes 5.375%, 11/1/21	43,000	43,484

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	45,000	46,864

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	192,000	197,019

Dynamic Asset Allocation Conservative Fund 51

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Energy cont.
Archrock Partners LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6.00%, 10/1/22	$77,000	$71,418

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5.625%, 6/1/24 (Canada)	28,000	22,820

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5.125%, 6/1/21 (Canada)	8,000	6,570

BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	445,000	454,724

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 2.315%, 2/13/20 (United Kingdom)	325,000	330,906

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846%, 5/5/17 (United Kingdom)	525,000	527,281

California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	200,000	133,000

Callon Petroleum Co. 144A sr. unsec. notes 6.125%, 10/1/24 ##	45,000	46,575

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%,
5/15/17 (Canada)	1,045,000	1,069,426

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	30,000	31,050

Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	140,000	151,304

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)	40,000	33,007

Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	170,000	172,338

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	517,000	516,624

Concho Resources, Inc. company guaranty sr. unsec. notes
5.50%, 4/1/23	54,000	55,755

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5.50%, 10/1/22	24,000	24,900

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	525,000	521,378

Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	25,000	22,875

Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	155,000	154,613

Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	65,000	62,400

DCP Midstream Operating LP company guaranty sr. unsec.
notes 2.70%, 4/1/19	180,000	175,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	80,000	59,600

Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	114,000	119,415

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	129,000	128,078

Devon Financing Company, LLC company guaranty sr. unsec.
unsub. bonds 7.875%, 9/30/31	120,000	148,654

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	242,000	171,820

EQT Midstream Partners LP company guaranty sr. unsec. sub.
notes 4.00%, 8/1/24	50,000	49,150

52 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Energy cont.
Halcon Resources Corp. 144A company guaranty notes
8.625%, 2/1/20	$75,000	$75,188

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	195,000	231,251

Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	100,000	102,875

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7.875%, 9/15/31	40,000	49,619

Key Energy Services, Inc. company guaranty sr. unsec. unsub.
notes 6.75%, 3/1/21 (In default) †	8,000	2,160

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	195,000	201,581

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	35,000	33,950

Linn Energy, LLC/Linn Energy Finance Corp. 144A company
guaranty notes 12.00%, 12/15/20 (In default) †	240,000	116,400

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. notes 10.375%, 2/15/17 (Canada) F	59,000	3

Lukoil International Finance BV 144A company guaranty sr.
unsec. notes 4.563%, 4/24/23 (Russia)	200,000	207,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25	45,000	42,734

Marathon Petroleum Corp. sr. unsec. unsub. notes
6.50%, 3/1/41	125,000	136,668

MEG Energy Corp. 144A company guaranty sr. unsec. notes
7.00%, 3/31/24 (Canada)	55,000	43,450

MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.50%, 3/15/21 (Canada)	50,000	40,813

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	515,000	568,798

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24	110,000	113,707

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	90,000	92,700

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	35,000	35,088

Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 6.05%, 3/1/41	285,000	169,219

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	25,000	23,875

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	95,000	90,963

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	209,769

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 8.75%, 5/23/26 (Brazil)	997,000	1,101,685

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 6.25%, 3/17/24 (Brazil)	2,832,000	2,754,120

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 4.875%, 3/17/20 (Brazil)	850,000	852,125

Petroleos de Venezuela SA sr. unsec. notes 5.125%,
10/28/16 (Venezuela)	558,000	541,260

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	270,000	113,373

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	270,000	235,521

Dynamic Asset Allocation Conservative Fund 53

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	$150,000	$143,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	900,000	957,445

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	150,000	151,875

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,005,000	974,649

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95%, 5/1/17	525,000	529,725

Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	145,000	146,813

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	30,000	27,300

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	60,000	55,200

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	120,000	129,150

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	850,000	871,250

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26	215,000	233,678

Samson Investment Co. company guaranty sr. unsec. notes
9.75%, 2/15/20 (In default) †	113,000	4,520

SandRidge Energy, Inc. 144A company guaranty notes 8.75%,
6/1/20 (In default) †	65,000	23,400

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	35,000	36,356

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes
8.25%, 5/15/20 (Canada)	62,000	66,108

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22 F	15,000	2

Seventy Seven Operating, LLC company guaranty sr. unsec.
unsub. notes 6.625%, 11/15/19 F	54,000	5

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.20%, 3/22/17 (Netherlands)	564,000	575,488

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 2.125%, 5/11/20 (Netherlands)	140,000	141,966

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	93,000	95,093

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	50,000	47,000

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	40,000	40,400

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	25,000	25,250

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	135,000	135,000

Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	170,000	203,377

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27	65,000	65,406

Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25	30,000	30,038

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada)
(In default) †	14,000	1,820

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55%, 6/28/17 (France)	517,000	518,474

Triangle USA Petroleum Corp. 144A company guaranty sr.
unsec. notes 6.75%, 7/15/22 (In default) †	25,000	5,500

54 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Energy cont.
Unit Corp. company guaranty sr. unsec. sub. notes
6.625%, 5/15/21	$25,000	$21,250

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26	30,000	31,199

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	24,000	22,200

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5.00%, 3/15/19	80,000	77,400

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	40,000	49,600

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21	15,000	17,363

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	4,000	4,570

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	310,000	335,600

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	75,000	76,688

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6.125%, 7/15/22	17,000	17,650

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	368,000	371,942

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub.
notes 4.875%, 5/15/23	75,000	75,844

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	32,250

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	115,000	121,613

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	142,000	141,734

22,003,290
Financials (6.4%)
ABN Amro Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	605,000	617,129

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39	135,000	190,724

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	85,000	89,087

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	1,060,000	1,099,580

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	50,000	48,750

Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	110,000	135,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	24,000	27,420

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 9/15/20	44,000	50,050

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	460,000	481,275

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	30,000	33,075

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	150,000	146,674

American Express Co. sr. unsec. bonds 8.125%, 5/20/19	515,000	599,280

American Express Co. sr. unsec. notes 7.00%, 3/19/18	396,000	427,150

American Express Co. sr. unsec. notes 6.15%, 8/28/17	694,000	723,258

American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	231,000	309,136

Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	200,000	219,787

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	310,000	322,654

Dynamic Asset Allocation Conservative Fund 55

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	$255,000	$277,843

Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	390,000	391,532

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	303,000	315,499

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	25,000	27,078

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	827,000	830,808

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
1.70%, 8/25/17	340,000	340,507

Bank of America Corp. unsec. sub. FRN 1.61%, 9/15/26	100,000	89,391

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	870,000	1,059,603

Bank of America, NA unsec. sub. notes Ser. BKNT,
5.30%, 3/15/17	750,000	763,111

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%,
1/11/17 (Canada)	517,000	518,817

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969%, 6/20/17	445,000	447,378

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	780,000	796,940

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%,
10/30/18 (Canada)	509,000	515,062

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	525,000	525,332

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub.
notes 1.20%, 3/10/17 (Japan)	450,000	449,988

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22
(United Kingdom)	200,000	222,000

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	554,000	705,680

Barclays PLC jr. unsec. sub. FRB 6.625%, perpetual maturity
(United Kingdom)	200,000	182,750

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919%, perpetual maturity (Spain)	55,000	54,863

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes
7.25%, 2/1/18	46,000	49,399

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	151,000	169,840

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21	235,000	246,045

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1.375%, 3/17/17 (France)	678,000	678,846

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%,
9/14/17 (France)	190,000	191,413

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	265,000	288,418

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	211,736

Camden Property Trust sr. unsec. unsub. notes
4.875%, 6/15/23 R	140,000	156,086

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	285,000	316,715

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	405,000	425,630

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	130,000	135,628

56 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	$132,000	$141,478

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	43,000	45,292

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	228,000	237,681

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	24,000	24,510

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	27,000	28,620

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20	37,000	39,544

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	170,000	180,625

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	44,000	46,585

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%,
perpetual maturity	416,000	424,362

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	65,000	65,650

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	340,000	387,749

CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	205,000	203,463

Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	625,000	719,063

Commonwealth Bank of Australia/New York, NY sr. unsec.
bonds Ser. GMTN, 1.625%, 3/12/18	325,000	326,077

Commonwealth Bank of Australia/New York, NY sr. unsec.
unsub. bonds 1.125%, 3/13/17	718,000	718,185

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr.
unsec. notes 3.375%, 1/19/17 (Netherlands)	470,000	473,180

Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	30,000	31,050

Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	162,000	162,810

Credit Agricole SA 144A unsec. sub. notes 4.375%,
3/17/25 (France)	200,000	205,235

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%,
perpetual maturity (Switzerland)	225,000	213,750

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20 R	125,000	150,125

DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	65,000	40,950

Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	207,000	226,423

E*Trade Financial Corp. sr. unsec. unsub. notes
5.375%, 11/15/22	45,000	47,968

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23	55,000	56,925

EPR Properties company guaranty sr. unsec. sub. notes
5.25%, 7/15/23 R	280,000	301,848

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	90,000	89,888

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	190,000	194,275

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	93,000	90,094

Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	345,000	372,540

Dynamic Asset Allocation Conservative Fund 57

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	$1,529,000	$1,716,096

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN
6.15%, 11/15/66	45,000	20,138

Goldman Sachs Group, Inc. (The) sr. unsec. notes
7.50%, 2/15/19	1,105,000	1,248,963

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	615,000	628,510

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	319,000	322,526

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	160,000	181,781

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	335,000	351,739

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	225,000	232,414

Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	35,000	35,704

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5.625%, 8/15/35 (United Kingdom)	250,000	295,621

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176%, perpetual maturity (Jersey)	125,000	189,478

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	1,045,000	1,202,021

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	155,000	161,304

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
sub. notes 8.125%, 7/15/19 ‡‡	10,000	9,750

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	77,000	78,540

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	105,000	105,525

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	57,000	54,720

ING Bank NV 144A unsec. sub. notes 5.80%,
9/25/23 (Netherlands)	1,365,000	1,526,702

International Lease Finance Corp. sr. unsec. unsub. notes
6.25%, 5/15/19	20,000	21,650

International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	44,000	48,895

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19 R	5,000	4,987

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	319,000	323,386

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%,
perpetual maturity	136,000	139,740

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN,
2.295%, 8/15/21	1,335,000	1,337,904

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17	523,000	525,993

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	515,000	549,509

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	618,000	627,710

KKR Group Finance Co. III, LLC 144A company guaranty sr.
unsec. unsub. bonds 5.125%, 6/1/44	250,000	254,411

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	525,000	610,431

58 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.80%, 3/15/37	$390,000	$456,300

Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97	135,000	175,652

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	425,000	440,029

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	110,000	122,554

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%,
12/1/45 (United Kingdom)	639,000	680,148

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	410,000	421,972

MetLife Capital Trust IV 144A jr. unsec. sub. notes
7.875%, 12/15/37	385,000	483,020

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	210,000	235,086

MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes
5.625%, 5/1/24	40,000	43,388

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	370,000	399,383

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes
3.85%, 3/1/26 (Japan)	425,000	460,970

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17	620,000	630,210

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6.375%, 3/1/24 R	40,000	43,400

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.524%,
12/9/19 (Australia)	1,200,000	1,200,559

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%,
7/25/18 (Australia)	525,000	532,844

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 10/1/20	90,000	91,458

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	125,000	122,500

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 5.875%, 3/15/22	101,000	105,419

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 4.875%, 4/15/45	290,000	247,588

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	1,129,000	1,317,446

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	45,000	47,306

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	45,000	47,363

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	745,000	749,879

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT,
1.125%, 1/27/17	525,000	525,324

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	267,000	292,130

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	275,000	264,688

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6.75%, 6/15/21	107,000	107,936

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	320,000	354,800

Dynamic Asset Allocation Conservative Fund 59

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	$141,000	$151,575

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	157,000	161,710

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	120,000	132,234

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	525,000	532,388

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	440,000	479,581

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	205,000	188,088

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%,
5/28/24 (United Kingdom)	560,000	560,594

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%,
7/3/18 (United Kingdom)	505,000	518,693

Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	400,000	408,802

Santander UK Group Holdings PLC 144A unsec. sub. notes
4.75%, 9/15/25 (United Kingdom)	430,000	429,167

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17
(United Kingdom)	564,000	563,997

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	525,000	545,719

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub.
notes 4.95%, 2/7/17 (Russia)	300,000	302,989

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	50,000	50,770

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	50,000	50,297

Simon Property Group LP sr. unsec. unsub. notes
3.375%, 3/15/22 R	155,000	164,708

Simon Property Group LP sr. unsec. unsub. notes
2.20%, 2/1/19 R	555,000	565,708

Simon Property Group LP 144A sr. unsec. unsub. notes
1.50%, 2/1/18 R	476,000	477,473

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	195,000	214,013

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 7.75%, 10/1/21	25,000	26,219

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.00%, 6/1/20	173,000	177,109

Springleaf Finance Corp. sr. unsec. unsub. notes
5.25%, 12/15/19	15,000	15,319

Standard Chartered Bank 144A unsec. sub. notes 8.00%,
5/30/31 (United Kingdom)	345,000	455,136

Standard Chartered PLC unsec. sub. notes 5.70%, 1/25/22
(United Kingdom)	395,000	432,454

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2.875%, 4/4/17 (Sweden)	272,000	274,447

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	435,000	462,871

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8.125%, 9/15/17), 3/15/46 ††	480,000	484,800

TMX Finance, LLC/TitleMax Finance Corp. 144A company
guaranty sr. notes 8.50%, 9/15/18	17,000	12,665

60 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Financials cont.
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	$59,000	$59,163

Travelers Property Casualty Corp. company guaranty sr. unsec.
unsub. bonds 7.75%, 4/15/26	190,000	259,630

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company
guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	90,000	93,600

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	589,000	573,171

UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 4.125%, 4/15/26 (Jersey)	433,000	455,605

UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 3.00%, 4/15/21 (Jersey)	1,760,000	1,808,029

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT,
1.10%, 1/30/17	550,000	550,087

VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	240,000	248,400

VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	140,000	148,050

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902%, 7/9/20 (Russia)	100,000	108,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6.875%, 5/29/18 (Russia)	1,887,000	2,000,356

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95%, 10/17/22 (Russia)	938,000	1,001,315

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17	60,000	61,769

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23	45,000	45,731

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	285,000	309,225

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17	517,000	519,234

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.00%, 11/15/17	500,000	525,596

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	80,000	87,575

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	790,000	788,727

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	170,000	178,040

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	426,000	430,793

65,648,359
Health care (1.3%)
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	525,000	538,436

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	590,000	601,490

AbbVie, Inc. sr. unsec. notes 1.75%, 11/6/17	471,000	472,547

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 6.125%, 3/15/21	100,000	103,250

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 5.125%, 7/1/22	50,000	49,500

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	458,000	500,788

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	228,000	239,363

Dynamic Asset Allocation Conservative Fund 61

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Health care cont.
Actavis Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	$385,000	$388,970

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37	318,000	440,660

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	90,000	85,950

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	500,000	529,346

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17	525,000	528,046

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	99,000	138,201

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 9/15/17
(United Kingdom)	525,000	547,875

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	705,000	755,122

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	90,000	97,650

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	180,000	190,800

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	65,000	67,113

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5.125%, 8/1/21	25,000	24,813

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	95,000	81,700

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	350,000	383,886

Concordia International Corp. 144A company guaranty sr.
unsec. notes 7.00%, 4/15/23 (Canada)	60,000	38,400

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22	73,000	64,423

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%,
2/1/22 (Netherlands)	134,000	141,705

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	40,000	35,500

Endo Limited/Endo Finance LLC/Endo Finco, Inc.
144A company guaranty sr. unsec. unsub. notes 6.00%,
7/15/23 (Ireland)	240,000	219,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	45,000	46,013

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	200,000	212,500

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	160,000	177,600

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	170,000	179,350

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	90,000	92,925

HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	14,000	16,065

HCA, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 2/1/25	15,000	15,488

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	60,000	62,400

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	329,000	352,485

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	45,000	48,713

Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	40,000	37,900

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes
5.25%, 12/1/23	30,000	31,538

62 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Health care cont.
Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	$453,000	$454,720

Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	50,000	51,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	680,000	686,800

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	220,000	231,264

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	54,000	56,160

Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	284,000	301,040

Shire Acquisitions Investments Ireland DAC company guaranty
sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	105,000	105,732

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	40,000	41,600

Tenet Healthcare Corp. company guaranty sr. bonds
4.50%, 4/1/21	19,000	19,119

Tenet Healthcare Corp. company guaranty sr. bonds
4.375%, 10/1/21	29,000	28,855

Tenet Healthcare Corp. company guaranty sr. FRN
4.35%, 6/15/20	60,000	60,306

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	63,000	67,410

Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	60,000	63,450

Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	465,000	467,151

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	235,000	249,761

UnitedHealth Group, Inc. sr. unsec. unsub. notes
4.625%, 11/15/41	345,000	399,385

UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.95%, 10/15/42	540,000	572,729

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	535,000	553,449

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 10/15/20	58,000	54,375

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	55,000	47,369

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	60,000	51,750

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	4,000	3,570

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	25,000	21,375

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	135,000	124,875

13,251,381
Technology (1.0%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	275,000	297,563

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	25,000	25,542

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	350,000	386,190

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	453,000	461,623

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21	40,000	8,800

Dynamic Asset Allocation Conservative Fund 63

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Technology cont.
Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19	$97,000	$71,538

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17	595,000	600,935

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17	238,000	238,095

CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	45,000	47,981

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	652,000	717,101

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
bonds 8.35%, 7/15/46	164,000	196,366

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
notes 5.45%, 6/15/23	774,000	829,308

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr.
unsec. notes 5.875%, 6/15/21	35,000	37,187

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17	525,000	525,628

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5.00%, 3/15/22	76,000	78,717

Fidelity National Information Services, Inc. sr. unsec. unsub.
notes 5.00%, 10/15/25	270,000	307,898

First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	140,000	148,050

First Data Corp. 144A notes 5.75%, 1/15/24	80,000	82,200

First Data Corp. 144A sr. notes 5.375%, 8/15/23	60,000	61,800

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	675,000	674,266

Infor Software Parent LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	165,000	160,050

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	150,000	151,875

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	22,000	23,100

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	525,000	526,639

Iron Mountain, Inc. company guaranty sr. unsec. notes
6.00%, 8/15/23 R	77,000	82,198

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
6.00%, 10/1/20 R	30,000	31,650

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	50,000	54,435

Micron Technology, Inc. company guaranty sr. unsec. unsub.
notes 5.875%, 2/15/22	85,000	86,700

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23	50,000	55,537

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	750,000	750,635

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	475,000	512,454

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	310,000	381,055

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	990,000	990,180

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	200,000	204,796

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	70,000	72,100

Zebra Technologies Corp. sr. unsec. unsub. bonds
7.25%, 10/15/22	100,000	108,375

		9,988,567

64 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes
6.375%, 5/15/23	$165,000	$159,638

Burlington Northern Santa Fe, LLC sr. unsec. notes
5.40%, 6/1/41	65,000	82,444

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	300,000	389,646

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	370,000	393,494

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	72,532	81,870

FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	75,000	77,377

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3.75%, 9/3/26	245,004	257,254

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636%, 7/2/22	76,425	81,201

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6.375%, 4/1/23	208,000	210,080

1,733,004
Utilities and power (1.2%)
AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20	60,000	70,650

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	440,000	453,200

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	20,000	20,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	100,000	114,750

American Transmission Systems, Inc. 144A sr. unsec. unsub.
bonds 5.00%, 9/1/44	55,000	62,087

Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21	245,000	267,666

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	60,000	68,999

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	6,000	6,311

Boardwalk Pipelines LP company guaranty sr. unsec. unsub.
bonds 5.95%, 6/1/26	50,000	55,061

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	100,000	98,750

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	13,000	13,618

Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	10,000	10,563

Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	25,000	27,242

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	208,000	273,141

Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	402,000	450,595

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.20%, 3/15/42	205,000	224,221

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16	6,000	6,008

Duke Energy Corp. sr. unsec. unsub. notes 2.15%, 11/15/16	435,000	435,528

Dynegy, Inc. company guaranty sr. unsec. notes
7.375%, 11/1/22	5,000	4,938

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19	90,000	92,250

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	5,000	4,910

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	200,000	216,256

El Paso Natural Gas Co., LLC company guaranty sr. unsec.
unsub. notes 8.375%, 6/15/32	50,000	62,647

Dynamic Asset Allocation Conservative Fund 65

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Utilities and power cont.
Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%,
perpetual maturity (France)	$433,000	$424,881

Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	245,000	271,522

Emera US Finance LP 144A company guaranty sr. unsec. notes
3.55%, 6/15/26	235,000	243,554

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11.75%, 3/1/22 (In default) †	39,671	48,796

Energy Transfer Equity LP company guaranty sr. notes
7.50%, 10/15/20	34,000	37,315

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	225,000	233,438

Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	120,000	125,332

Energy Transfer Partners LP sr. unsec. unsub. notes
6.50%, 2/1/42	140,000	148,354

Energy Transfer Partners LP sr. unsec. unsub. notes
5.20%, 2/1/22	120,000	130,097

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	196,000	207,843

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20	42,000	31,290

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 7.25%, 10/1/20	40,000	41,450

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22	13,000	13,520

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	225,000	237,070

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	115,000	115,288

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	505,000	521,355

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	210,000	209,340

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	17,000	20,554

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	430,000	602,114

Nevada Power Co. mtge. notes 7.125%, 3/15/19	310,000	352,942

NiSource Finance Corp. company guaranty sr. unsec. notes
6.125%, 3/1/22	130,000	155,117

NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	49,000	51,205

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
6.625%, 1/15/27	115,000	112,700

NRG Energy, Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/15/26	75,000	76,313

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	350,000	357,324

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	110,000	140,036

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	135,000	149,249

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	560,000	585,028

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	153,000	204,027

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16	985,000	985,995

66 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (21.1%)* cont.	Principal amount	Value

Utilities and power cont.
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	$465,000	$509,686

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	15,000	15,842

Public Service Electric & Gas Co. sr. notes Ser. MTN,
5.50%, 3/1/40	215,000	280,602

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A,
6.974%, 6/1/67	467,000	401,620

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	25,000	26,386

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	53,000	58,442

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23	34,000	35,101

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	24,000	24,162

Southern Star Central Corp. 144A sr. unsec. notes
5.125%, 7/15/22	60,000	60,450

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11.50%, 10/1/20 (In default) †	54,000	16,470

Texas Gas Transmission, LLC 144A sr. unsec. notes
4.50%, 2/1/21	337,000	349,212

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%,
5/15/67 (Canada)	155,000	123,303

Union Electric Co. sr. notes 6.40%, 6/15/17	265,000	274,526

		12,048,442

Total corporate bonds and notes (cost $204,925,809)		$215,409,872

MORTGAGE-BACKED SECURITIES (4.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.6%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.025%,
7/25/25 (Bermuda) F	$109,520	$109,794

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.683%, 4/15/37	112,485	189,830
IFB Ser. 2979, Class AS, 22.351%, 3/15/34	2,660	2,802
IFB Ser. 3249, Class PS, 20.545%, 12/15/36	148,835	231,310
IFB Ser. 3065, Class DC, 18.287%, 3/15/35	195,449	295,905
IFB Ser. 2990, Class LB, 15.606%, 6/15/34	151,164	195,543
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2,
Class M2, 3.125%, 12/25/27	665,000	679,291
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M1, 1.725%, 11/25/28	242,194	242,822
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3,
Class M1, 1.625%, 12/25/28	244,668	245,079
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1,
Class M1, 1.575%, 3/25/25	60,810	60,833
Ser. 3391, PO, zero %, 4/15/37	9,616	8,536
Ser. 3300, PO, zero %, 2/15/37	58,656	52,769
Ser. 3206, Class EO, PO, zero %, 8/15/36	6,101	5,575
Ser. 3326, Class WF, zero %, 10/15/35	3,560	2,934

Dynamic Asset Allocation Conservative Fund 67

MORTGAGE-BACKED SECURITIES (4.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.748%, 7/25/36	$36,564	$74,248
IFB Ser. 06-8, Class HP, 22.641%, 3/25/36	132,722	228,551
IFB Ser. 05-75, Class GS, 18.674%, 8/25/35	61,132	86,860
IFB Ser. 05-106, Class JC, 18.495%, 12/25/35	57,747	91,578
IFB Ser. 05-83, Class QP, 16.028%, 11/25/34	27,942	36,989
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	1,393,936	121,997
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1.875%, 1/25/29	237,366	238,302
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1.725%, 7/25/24	152,093	152,431
Ser. 07-64, Class LO, PO, zero %, 7/25/37	29,541	27,909
Ser. 07-14, Class KO, PO, zero %, 3/25/37	29,869	26,199
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,326	2,044
Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,749	3,302

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	454,028	80,275
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	95,265	14,571
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	4,773,210	617,534
Ser. 13-14, IO, 3.50%, 12/20/42	1,164,561	129,196
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,108,362	134,071
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,015,014	197,161
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,465,139	178,461
Ser. 16-H16, Class EI, IO, 2.166%, 6/20/66	3,479,052	460,974
Ser. 15-H25, Class BI, IO, 2.092%, 10/20/65	3,617,683	465,234
Ser. 15-H26, Class EI, IO, 1.702%, 10/20/65	2,177,938	229,772
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,386	2,966

5,923,648
Commercial mortgage-backed securities (2.9%)
Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.497%, 2/10/51	11,133,973	31,318

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.555%, 11/10/41	257,400	3,260
FRB Ser. 04-4, Class XC, IO, 0.044%, 7/10/42	129,385	61
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42	2,091,590	209

Bear Stearns Commercial Mortgage Securities Trust
Ser. 06-PW13, Class AJ, 5.611%, 9/11/41	82,540	82,499
Ser. 05-T18, Class D, 5.134%, 2/13/42	65,728	65,465
FRB Ser. 04-PR3I, Class X1, IO, 0.328%, 2/11/41	276,267	1,464

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.565%, 3/11/39	273,000	260,606
FRB Ser. 06-PW11, Class C, 5.565%, 3/11/39	191,000	173,489
FRB Ser. 06-PW14, Class X1, IO, 0.791%, 12/11/38	4,492,729	61,730

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2,
Class E, 5.885%, 12/15/47	411,000	418,178

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46	408,000	445,663
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	280,000	302,660
FRB Ser. 14-GC19, Class XA, IO, 1.424%, 3/10/47	1,578,043	101,011

68 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (4.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.731%, 10/15/49	$20,777,971	$8,935

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.077%, 10/15/45	2,509,346	204,974
FRB Ser. 14-CR14, Class XA, IO, 0.994%, 2/10/47	17,286,656	612,120

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49	459,000	461,846
FRB Ser. 14-CR18, Class C, 4.895%, 7/15/47	767,000	805,880
Ser. 13-CR11, Class AM, 4.715%, 10/10/46	233,000	262,183
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	866,000	844,235
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	275,000	307,701
FRB Ser. 12-CR1, Class XA, IO, 2.206%, 5/15/45	4,083,947	316,174
FRB Ser. 13-LC13, Class XA, IO, 1.538%, 8/10/46	4,047,635	209,789
FRB Ser. 14-LC15, Class XA, IO, 1.536%, 4/10/47	11,815,430	746,274
FRB Ser. 14-CR18, Class XA, IO, 1.426%, 7/15/47	2,907,556	178,408
FRB Ser. 14-CR17, Class XA, IO, 1.331%, 5/10/47	4,255,043	251,326
FRB Ser. 14-UBS6, Class XA, IO, 1.207%, 12/10/47	4,963,138	290,533

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.801%, 12/10/44	457,000	466,506
FRB Ser. 12-CR2, Class E, 5.016%, 8/15/45	250,000	240,013
Ser. 13-LC13, Class AM, 4.557%, 8/10/46	399,000	448,268
FRB Ser. 13-CR9, Class D, 4.398%, 7/10/45	337,000	295,718
Ser. 13-LC13, Class E, 3.719%, 8/10/46	274,000	216,175
FRB Ser. 06-C8, Class XS, IO, 0.69%, 12/10/46	10,644,177	4,897

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.201%, 5/15/38	218,566	15

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49	14,634	14,634

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.727%, 7/10/44	306,000	318,352
FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44	482,000	503,304

First Union National Bank-Bank of America, NA Commercial
Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO,
2.20%, 3/15/33	70,868	1

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E,
5.087%, 8/10/42	123,795	123,816

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.109%, 7/10/45	1,881,908	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.487%, 3/10/44	282,690	278,167

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.784%, 5/10/43	1,361,932	2,975

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.748%, 2/10/46	5,443,979	410,803

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C,
4.179%, 6/10/46	771,000	773,005

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.847%, 1/10/45	503,000	504,766
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44	730,000	747,328
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45	478,000	432,064

Dynamic Asset Allocation Conservative Fund 69

MORTGAGE-BACKED SECURITIES (4.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC12, Class D, 4.615%, 6/10/46	$786,000	$701,316
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38	428,591	4

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.395%, 4/15/47	7,306,586	291,533
FRB Ser. 14-C25, Class XA, IO, 1.149%, 11/15/47	4,242,642	239,709

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.563%, 12/15/47	119,000	119,714
FRB Ser. 12-LC9, Class E, 4.563%, 12/15/47	585,000	561,074

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.285%, 2/12/51	93,500	93,407
FRB Ser. 06-LDP7, Class B, 6.116%, 4/17/45	251,000	125,500
FRB Ser. 05-LDP5, Class F, 5.735%, 12/15/44	795,000	795,000
Ser. 06-LDP8, Class B, 5.52s, 5/15/45	201,000	202,986
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45	241,002	241,002
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49	189,043	190,450
FRB Ser. 13-LC11, Class XA, IO, 1.669%, 4/15/46	4,179,662	275,105
FRB Ser. 06-LDP8, Class X, IO, 0.676%, 5/15/45	1,165,862	10

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.385%, 2/12/51	267,000	214,081
FRB Ser. 07-CB20, Class C, 6.385%, 2/12/51	192,000	168,960
FRB Ser. 12-C6, Class E, 5.364%, 5/15/45	553,000	532,650
FRB Ser. 05-CB12, Class X1, IO, 0.477%, 9/12/37	797,857	3,018
FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43	521,443	—

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31	35,511	36,101
Ser. 98-C4, Class H, 5.60%, 10/15/35	50,418	50,799

LB-UBS Commercial Mortgage Trust Ser. 06-C1, Class AJ,
5.276%, 2/15/41	406,083	403,424

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.466%, 11/15/40	1,067,674	8,539
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	314,869	19

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.40%, 4/20/48	508,000	465,800

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.574%, 8/12/39	712,173	385
FRB Ser. 05-MCP1, Class XC, IO, 0.019%, 6/12/43	502,489	4

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44	19,212	219
FRB Ser. 07-C5, Class X, IO, 5.866%, 12/15/49	190,082	11,766
FRB Ser. 06-C4, Class X, IO, 5.716%, 7/15/45	356,105	5,448

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ,
5.948%, 6/12/46	8,720	8,717

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45	560,000	594,104
FRB Ser. 14-C17, Class XA, IO, 1.416%, 8/15/47	4,631,140	278,887

70 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (4.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42	$234,000	$229,320
FRB Ser. 06-HQ8, Class AJ, 5.591%, 3/12/44	160,925	160,925
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 F	225,000	134,959
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44	226,000	223,943

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.324%, 7/15/49	622,000	655,277
FRB Ser. 11-C3, Class E, 5.324%, 7/15/49	113,000	116,901

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	393,099	29,482

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.043%, 5/10/63	319,000	321,616
FRB Ser. 13-C6, Class D, 4.491%, 4/10/46	269,000	250,385
FRB Ser. 12-C4, Class XA, IO, 1.92%, 12/10/45	2,007,510	153,950
FRB Ser. 12-C2, Class XA, IO, 1.794%, 5/10/63	11,623,302	620,297

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21,
Class D, 5.464%, 10/15/44	371,000	369,850

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.084%, 6/15/45	2,638,632	528
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42	237,943	24

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46	218,000	240,158
FRB Ser. 13-LC12, Class C, 4.432%, 7/15/46	409,000	429,655
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	215,000	230,874
FRB Ser. 14-LC16, Class XA, IO, 1.608%, 8/15/50	4,474,243	301,519

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.432%, 7/15/46	507,000	466,750

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47	160,000	168,272
Ser. 13-C18, Class AS, 4.387%, 12/15/46	258,000	284,876
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	195,000	214,091
Ser. 12-C8, Class AS, 3.66%, 8/15/45	229,000	245,176
Ser. 13-C12, Class AS, 3.56%, 3/15/48	275,000	292,694

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.866%, 11/15/44	642,000	662,030
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44	682,000	710,576
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	276,000	289,662
Ser. 11-C4, Class E, 5.265s, 6/15/44	482,000	490,290
FRB Ser. 12-C9, Class D, 4.961%, 11/15/45	291,000	287,654
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46	183,000	167,326
FRB Ser. 12-C10, Class D, 4.601%, 12/15/45	456,000	428,996
Ser. 14-C19, Class D, 4.234%, 3/15/47	409,000	333,895
FRB Ser. 12-C10, Class XA, IO, 1.862%, 12/15/45	3,567,709	262,476
FRB Ser. 13-C12, Class XA, IO, 1.528%, 3/15/48	874,425	51,652
FRB Ser. 12-C9, Class XB, IO, 0.866%, 11/15/45	6,676,000	257,046

		29,931,654

Dynamic Asset Allocation Conservative Fund 71

MORTGAGE-BACKED SECURITIES (4.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (1.1%)
BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.531%, 1/26/36	$350,000	$262,721
FRB Ser. 15-RR5, Class 2A3, 1.559%, 1/26/46	120,000	89,697

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.467%, 8/25/46	305,180	220,685
FRB Ser. 06-OA7, Class 1A2, 1.447%, 6/25/46	914,365	728,794
FRB Ser. 05-27, Class 1A1, 1.424%, 8/25/35	193,290	142,976
FRB Ser. 05-38, Class A3, 0.875%, 9/25/35	639,967	566,411
FRB Ser. 05-59, Class 1A1, 0.862%, 11/20/35	706,755	601,329
FRB Ser. 06-OC2, Class 2A3, 0.815%, 2/25/36	196,659	142,577
FRB Ser. 06-OA10, Class 4A1, 0.715%, 8/25/46	1,099,218	796,658

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3, 5.675%, 11/25/28	280,000	298,879
Structured Agency Credit Risk Debt FRN Ser. 13-DN2,
Class M2, 4.775%, 11/25/23	560,000	592,480
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3,
Class M3, 4.374%, 3/25/29	440,000	440,000

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.425%, 10/25/28	1,050,000	1,147,696
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.225%, 4/25/28	1,210,000	1,308,295
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.075%, 4/25/28	275,000	296,475
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.525%, 7/25/25	562,000	597,569
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.525%, 7/25/25	20,000	21,539
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
4.975%, 1/25/29	660,000	682,952

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6,
Class M1, 1.35%, 8/25/34	508,724	498,549

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4,
Class CB1, 0.598%, 8/26/47	100,000	74,500

Structured Asset Mortgage Investments II Trust FRB
Ser. 07-AR1, Class 2A1, 0.705%, 1/25/37	281,998	236,673

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.485%, 7/25/45	471,134	436,506
FRB Ser. 05-AR19, Class A1C3, 1.025%, 12/25/45	81,248	71,206
FRB Ser. 05-AR13, Class A1C3, 1.015%, 10/25/45	216,630	186,681
FRB Ser. 05-AR11, Class A1B3, 0.925%, 8/25/45	524,917	479,774

		10,921,622

Total mortgage-backed securities (cost $46,525,122)		$46,776,924

72 Dynamic Asset Allocation Conservative Fund

FOREIGN GOVERNMENT AND AGENCY

BONDS AND NOTES (0.8%)*		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. bonds 7.125%,
7/6/36 (Argentina)		$789,000	$836,669

Argentina (Republic of) 144A sr. unsec. notes 7.50%,
4/22/26 (Argentina)		494,000	556,409

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	4,564	1,373,027

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%,
3/16/24 (Argentina)		$150,000	167,638

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10.875%, 1/26/21 (Argentina)		685,000	794,600

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		150,000	157,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%,
1/26/24 (Croatia)		200,000	230,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		320,000	366,103

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	223,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		200,000	253,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		200,000	206,500

Peru (Republic of) sr. unsec. unsub. bonds 4.125%,
8/25/27 (Peru)		385,000	440,497

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		2,000,000	2,310,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		200,000	214,161

Total foreign government and agency bonds and notes (cost $8,658,696)			$8,130,104

ASSET-BACKED SECURITIES (0.2%)*		Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%,
2/25/17 (acquired 2/4/16, cost $1,615,000) ΔΔ		$1,615,000	$1,615,000

Total asset-backed securities (cost $1,615,000)			$1,615,000

SENIOR LOANS (0.1%)* [c]		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20		$137,927	$101,161

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.25%, 3/1/17		325,486	355,186

Caesars Growth Properties Holdings, LLC bank term loan FRN
6.25%, 5/8/21		266,625	262,876

CPG International, Inc. bank term loan FRN Ser. B,
4.75%, 9/30/20		44,002	44,057

Gates Global, LLC/Gates Global Co. bank term loan FRN
4.25%, 7/6/21		67,861	66,770

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19		64,003	53,602

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20		49,739	46,033

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20		82,459	76,039

Dynamic Asset Allocation Conservative Fund 73

SENIOR LOANS (0.1%)* [c] cont.	Principal amount	Value

Revlon Consumer Products Corp. bank term loan FRN Ser. B,
4.25%, 9/7/23	$120,000	$120,257

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.998%, 10/10/17	82,302	23,880

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.998%, 10/10/17	845	245

Total senior loans (cost $1,219,558)		$1,150,106

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16 R	$27,000	$27,203

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18	59,000	94,142

Navistar International Corp. cv. sr. unsec. sub. bonds
4.50%, 10/15/18	43,000	40,689

Total convertible bonds and notes (cost $115,498)		$162,034

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	3,415	$105,171

Total convertible preferred stocks (cost $62,389)		$105,171

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	2,035	$51,709

Total preferred stocks (cost $50,875)		$51,709

WARRANTS (—%)* †	Expiration	Strike
	date	price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	722	$1,653

Seventy Seven Energy, Inc.	8/1/21	23.82	129	303

Total warrants (cost $516)				$1,956

SHORT-TERM INVESTMENTS (38.3%)*	Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation discount notes
0.210%, 10/28/16	$7,400,000	$7,399,023

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/13/16	7,300,000	7,299,613

Federal Farm Credit Banks Funding Corporation discount notes
0.240%, 10/18/16	7,400,000	7,399,415

Federal Home Loan Banks unsec. discount notes
0.274%, 10/4/16	25,000,000	24,999,875

Federal Home Loan Banks unsec. discount notes
0.300%, 10/12/16	15,000,000	14,999,280

Federal Home Loan Banks unsec. discount notes
0.300%, 10/13/16	10,000,000	9,999,470

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.207%, 10/28/16	27,500,000	27,496,370

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.210%, 10/26/16	12,500,000	12,498,488

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.238%, 10/21/16	19,900,000	19,898,110

74 Dynamic Asset Allocation Conservative Fund

SHORT-TERM INVESTMENTS (38.3%)* cont.	Principal amount/shares		Value

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.245%, 10/11/16		$7,400,000	$7,399,689

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.250%, 10/6/16		7,400,000	7,399,882

Federal Home Loan Mortgage Corporation unsec. discount
notes 0.315%, 10/7/16		10,000,000	9,999,571

Federal National Mortgage Association unsec. discount notes
0.260%, 11/9/16		7,400,000	7,398,328

Putnam Cash Collateral Pool, LLC 0.67% [d]	Shares	10,479,675	10,479,675

Putnam Short Term Investment Fund 0.51% L	Shares	200,030,946	200,030,946

State Street Institutional Liquid Reserves Fund Trust
Class 0.34% P	Shares	980,000	980,000

U.S. Treasury Bills 0.260%, 10/13/16 Δ§		$5,000,000	4,999,759

U.S. Treasury Bills 0.320%, 10/20/16 # Δ§		10,012,000	10,011,152

Total short-term investments (cost $390,682,893)			$390,688,646

TOTAL INVESTMENTS

Total investments (cost $1,318,605,746)			$1,361,948,310

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2015 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

Dynamic Asset Allocation Conservative Fund 75

* Percentages indicated are based on net assets of $1,019,181,300.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,615,000, or 0.2% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

ΔThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

### When-issued security (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $589,467,444 to cover certain derivative contracts, delayed delivery securities, when-issued securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

76 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $88,835,762)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$747,218	$704,724	$42,494

	British Pound	Sell	12/21/16	615,368	629,974	14,606

	Canadian Dollar	Sell	10/19/16	15,780	13,832	(1,948)

	Euro	Buy	12/21/16	1,506,105	1,504,218	1,887

	Hong Kong Dollar	Sell	11/16/16	788,527	788,605	78

	Japanese Yen	Buy	11/16/16	686,878	690,347	(3,469)

	Mexican Peso	Buy	10/19/16	687,730	715,190	(27,460)

	Mexican Peso	Sell	10/19/16	687,730	710,505	22,775

	New Zealand Dollar	Buy	10/19/16	1,484,217	1,469,682	14,535

	New Zealand Dollar	Sell	10/19/16	1,484,217	1,470,282	(13,935)

	Norwegian Krone	Sell	12/21/16	465,526	456,198	(9,328)

	Swedish Krona	Sell	12/21/16	749,012	753,955	4,943

Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	329,231	317,230	12,001

	British Pound	Sell	12/21/16	593,687	607,166	13,479

	Canadian Dollar	Buy	10/19/16	1,055,357	1,072,604	(17,247)

	Canadian Dollar	Sell	10/19/16	1,055,357	1,060,001	4,644

	Euro	Buy	12/21/16	822,896	816,627	6,269

	Hong Kong Dollar	Buy	11/16/16	267,662	267,740	(78)

	Japanese Yen	Sell	11/16/16	341,123	329,886	(11,237)

	New Zealand Dollar	Buy	10/19/16	475,698	465,402	10,296

	New Zealand Dollar	Sell	10/19/16	475,698	475,594	(104)

	Swedish Krona	Sell	12/21/16	94,314	94,292	(22)

	Swiss Franc	Buy	12/21/16	499,332	492,849	6,483

Citibank, N.A.
	Australian Dollar	Buy	10/19/16	1,011,490	981,975	29,515

	British Pound	Sell	12/21/16	475,677	481,755	6,078

	Canadian Dollar	Buy	10/19/16	1,685,263	1,688,651	(3,388)

	Canadian Dollar	Sell	10/19/16	1,685,263	1,708,629	23,366

	Danish Krone	Sell	12/21/16	334,207	331,805	(2,402)

	Euro	Buy	12/21/16	1,148,378	1,144,677	3,701

	New Zealand Dollar	Buy	10/19/16	919,886	899,885	20,001

	New Zealand Dollar	Sell	10/19/16	919,886	919,570	(316)

	South African Rand	Buy	10/19/16	752,923	689,264	63,659

	South African Rand	Sell	10/19/16	752,923	728,307	(24,616)

	Swedish Krona	Sell	12/21/16	744,295	743,607	(688)

Credit Suisse International
	Australian Dollar	Buy	10/19/16	202,221	177,785	24,436

	British Pound	Sell	12/21/16	2,380,460	2,435,415	54,955

	Canadian Dollar	Buy	10/19/16	1,185,562	1,187,564	(2,002)

	Canadian Dollar	Sell	10/19/16	1,185,562	1,201,790	16,228

	Hong Kong Dollar	Sell	11/16/16	891,029	891,181	152

Dynamic Asset Allocation Conservative Fund 77

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $88,835,762) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.
	Japanese Yen	Sell	11/16/16	$732,700	$727,446	$(5,254)

	New Zealand Dollar	Buy	10/19/16	464,636	453,238	11,398

	Norwegian Krone	Sell	12/21/16	409,114	390,932	(18,182)

	Swedish Krona	Sell	12/21/16	62,762	57,236	(5,526)

	Swiss Franc	Buy	12/21/16	325,269	321,066	4,203

Deutsche Bank AG
	Australian Dollar	Buy	10/4/16	741,930	737,078	4,852

	Australian Dollar	Sell	10/4/16	741,930	730,050	(11,880)

	Japanese Yen	Buy	10/4/16	730,919	741,594	(10,675)

	Japanese Yen	Sell	10/4/16	730,919	735,264	4,345

Goldman Sachs International
	Australian Dollar	Buy	10/19/16	2,241,806	2,206,339	35,467

	Australian Dollar	Sell	10/19/16	2,241,806	2,203,635	(38,171)

	British Pound	Sell	12/21/16	558,764	571,481	12,717

	Canadian Dollar	Buy	10/19/16	1,366,613	1,372,845	(6,232)

	Canadian Dollar	Sell	10/19/16	1,366,613	1,372,201	5,588

	Euro	Buy	12/21/16	1,486,376	1,477,978	8,398

	Indian Rupee	Buy	11/16/16	742,157	741,842	315

	Indonesian Rupiah	Buy	11/16/16	709,456	703,079	6,377

	Japanese Yen	Sell	11/16/16	771,438	762,873	(8,565)

	Mexican Peso	Buy	10/19/16	697,944	733,970	(36,026)

	Mexican Peso	Sell	10/19/16	697,944	717,854	19,910

	New Zealand Dollar	Buy	10/19/16	2,213,227	2,177,554	35,673

	New Zealand Dollar	Sell	10/19/16	2,213,227	2,178,157	(35,070)

	Russian Ruble	Buy	12/21/16	715,341	685,424	29,917

	South African Rand	Buy	10/19/16	773,023	704,088	68,935

	South African Rand	Sell	10/19/16	773,023	729,965	(43,058)

	Swedish Krona	Sell	12/21/16	2,710,214	2,708,484	(1,730)

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	740,714	719,721	20,993

	Australian Dollar	Sell	10/19/16	740,714	720,990	(19,724)

	Canadian Dollar	Buy	10/19/16	787,478	792,563	(5,085)

	Canadian Dollar	Sell	10/19/16	787,478	798,235	10,757

	Hong Kong Dollar	Sell	11/16/16	592,282	592,381	99

	New Zealand Dollar	Buy	10/19/16	710,817	693,192	17,625

	New Zealand Dollar	Sell	10/19/16	710,817	703,185	(7,632)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	1,343,247	1,313,363	29,884

	British Pound	Sell	12/21/16	1,617,871	1,655,290	37,419

	Canadian Dollar	Buy	10/19/16	749,285	748,883	402

	Euro	Sell	12/21/16	384,334	375,682	(8,652)

	Hong Kong Dollar	Sell	11/16/16	591,560	591,682	122

78 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $88,835,762) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

	JPMorgan Chase Bank N.A. cont.
	Indian Rupee	Buy	11/16/16	$735,981	$729,758	$6,223

	Indonesian Rupiah	Sell	11/16/16	41,545	66,722	25,177

	Japanese Yen	Sell	11/16/16	710,552	705,609	(4,943)

	New Zealand Dollar	Buy	10/19/16	1,653,771	1,618,559	35,212

	Norwegian Krone	Sell	12/21/16	90,167	93,752	3,585

	Russian Ruble	Buy	12/21/16	686,332	657,264	29,068

	Singapore Dollar	Buy	11/16/16	177,651	177,998	(347)

	Swedish Krona	Sell	12/21/16	2,527,309	2,525,103	(2,206)

	Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	290,975	283,266	7,709

	British Pound	Sell	12/21/16	350,136	358,234	8,098

	Canadian Dollar	Buy	10/19/16	266,889	245,643	21,246

	Euro	Buy	12/21/16	752,996	748,920	4,076

	Japanese Yen	Buy	11/16/16	51,381	48,398	2,983

	New Zealand Dollar	Buy	10/19/16	969,515	972,174	(2,659)

	State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	884,939	865,929	19,010

	Canadian Dollar	Buy	10/19/16	1,419,975	1,439,318	(19,343)

	Canadian Dollar	Sell	10/19/16	1,419,975	1,415,590	(4,385)

	Japanese Yen	Sell	11/16/16	705,949	701,150	(4,799)

	UBS AG
	Australian Dollar	Buy	10/19/16	673,536	638,514	35,022

	British Pound	Buy	12/21/16	795,304	814,758	(19,454)

	Canadian Dollar	Buy	10/19/16	727,559	740,850	(13,291)

	Canadian Dollar	Sell	10/19/16	727,559	733,078	5,519

	Japanese Yen	Sell	11/16/16	568,453	567,994	(459)

	New Zealand Dollar	Buy	10/19/16	739,052	724,966	14,086

	New Zealand Dollar	Sell	10/19/16	739,046	737,138	(1,908)

	WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	1,093,818	1,068,649	25,169

	Canadian Dollar	Buy	10/19/16	193,934	196,586	(2,652)

	Canadian Dollar	Sell	10/19/16	193,934	194,239	305

	Total					$548,317

FUTURES CONTRACTS OUTSTANDING at 9/30/16
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	280	$23,893,800	Dec-16	$(252,574)

Russell 2000 Index Mini (Long)	215	26,838,450	Dec-16	802,520

Russell 2000 Index Mini (Short)	58	7,240,140	Dec-16	(221,154)

S&P 500 Index E-Mini (Long)	81	8,749,620	Dec-16	107,476

S&P 500 Index E-Mini (Short)	461	49,797,220	Dec-16	(1,024,148)

Dynamic Asset Allocation Conservative Fund 79

FUTURES CONTRACTS OUTSTANDING at 9/30/16 cont.
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P Mid Cap 400 Index
E-Mini (Long)	8	$1,239,680	Dec-16	$12,198

S&P Mid Cap 400 Index
E-Mini (Short)	39	6,043,440	Dec-16	(98,732)

U.S. Treasury Bond 30 yr (Long)	91	15,302,219	Dec-16	(167,962)

U.S. Treasury Bond Ultra
30 yr (Long)	166	30,523,250	Dec-16	(538,518)

U.S. Treasury Bond Ultra
30 yr (Short)	3	551,625	Dec-16	9,822

U.S. Treasury Note 2 yr (Long)	445	97,218,594	Dec-16	81,615

U.S. Treasury Note 2 yr (Short)	43	9,394,156	Dec-16	(12,179)

U.S. Treasury Note 5 yr (Long)	720	87,491,250	Dec-16	268,425

U.S. Treasury Note 5 yr (Short)	40	4,860,625	Dec-16	(16,330)

U.S. Treasury Note 10 yr (Long)	234	30,683,250	Dec-16	61,097

U.S. Treasury Note 10 yr (Short)	314	41,173,250	Dec-16	(88,937)

U.S. Treasury Note Ultra
10 yr (Short)	30	4,324,688	Dec-16	(24,216)

Total				$(1,101,597)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $124,654,336)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6.00%, 10/1/46	$20,000,000	10/13/16	$22,937,500

Federal National Mortgage Association, 4.50%, 10/1/46	1,000,000	10/13/16	1,095,156

Federal National Mortgage Association, 4.00%, 10/1/46	52,000,000	10/13/16	55,843,122

Federal National Mortgage Association, 3.50%, 10/1/46	1,000,000	10/13/16	1,055,313

Federal National Mortgage Association, 3.00%, 10/1/46	40,000,000	10/13/16	41,581,248

Federal National Mortgage Association, 2.50%, 10/1/46	1,000,000	10/13/16	1,009,375

Government National Mortgage Association,
4.00%, 10/1/46	1,000,000	10/20/16	1,071,641

Total			$124,593,355

When-issued securities sold at 9/30/16

COMMON STOCKS (—%) *	Shares	Value

Consumer cyclicals (—%)
LSC Communications, Inc. † ###	2,495	$93,313

		93,313
Technology (—%)
Donnelley Financial Solutions, Inc. † ###	2,495	72,355

		72,355

Total when-issued securities sold (proceeds receivable $147,626)		$165,668

80 Dynamic Asset Allocation Conservative Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$47,763,500 E	$85,325	12/21/21	3 month USD-	1.25%	$177,796
			LIBOR-BBA

29,868,800 E	(32,949)	12/21/21	1.25%	3 month USD-	(90,775)
				LIBOR-BBA

48,579,300 E	(77,543)	12/21/18	1.015%	3 month USD-	(47,132)
				LIBOR-BBA

38,855,200 E	55,129	12/21/18	3 month USD-	1.015%	30,805
			LIBOR-BBA

24,839,900 E	(65,668)	12/21/26	3 month USD-	1.60%	198,827
			LIBOR-BBA

17,286,800 E	49,193	12/21/26	1.60%	3 month USD-	(134,877)
				LIBOR-BBA

9,919,700 E	(10,068)	12/21/46	3 month USD-	1.90%	219,355
			LIBOR-BBA

2,238,000 E	18,330	12/21/46	1.90%	3 month USD-	(33,430)
				LIBOR-BBA

2,562,000	(34)	9/23/26	1.542%	3 month USD-	(19,656)
				LIBOR-BBA

Total	$21,715				$300,913

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$40,592	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(291)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

432,170	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,160)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

127,364	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(931)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,718	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

149,975	—	1/12/40	4.50% (1 month	Synthetic MBX Index	(17)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

25,288	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(9)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

112,902	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	537
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Dynamic Asset Allocation Conservative Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$62,919	$—	1/12/43	3.50% (1 month	Synthetic TRS Index	$(477)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	239,775	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(435)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	44,832	—	1/12/40	5.00% (1 month	Synthetic MBX Index	112
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	914,095	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,418
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	279,048	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(82)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Citibank, N.A.
	294,427	—	1/12/41	5.00% (1 month	Synthetic MBX Index	779
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	237	—	12/16/16	(3 month USD-	A basket	406,956
				LIBOR-BBA plus	(CGPUTQL2) of
				0.37%)	common stocks

units	5,141	—	11/23/16	3 month USD-	Russell 1000 Total	226,544
				LIBOR-BBA minus	Return Index
				0.05%

Credit Suisse International
	$396,855	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,902)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	175,364	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(1,574)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Goldman Sachs International
	53,289	—	1/12/39	6.00% (1 month	Synthetic TRS Index	7
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	8,501	—	1/12/38	6.50% (1 month	Synthetic TRS Index	9
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	100,932	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(722)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	100,932	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(722)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	672,135	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,915)
				USD-LIBOR)	4.00% 30 year Fannie

82 Dynamic Asset Allocation Conservative Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$103,918	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(760)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

469,102	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(2,843)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

13,592	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

16,359	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

557,218	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,075)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

301,239	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(89)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Total	$—				$613,352

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$957	$14,000	5/11/63	300 bp	$(293)
Index

CMBX NA BBB–	BBB–/P	1,868	31,000	5/11/63	300 bp	(900)
Index

CMBX NA BBB–	BBB–/P	3,828	62,000	5/11/63	300 bp	(1,709)
Index

Credit Suisse International
CMBX NA BB Index	—	(18,665)	133,000	1/17/47	(500 bp)	3,741

CMBX NA A Index	A/P	15,054	409,000	1/17/47	200 bp	(5,669)

CMBX NA BB Index	—	(13,997)	793,000	5/11/63	(500 bp)	124,910

CMBX NA BB Index	—	(46,658)	285,000	1/17/47	(500 bp)	1,394

CMBX NA BBB–	BBB–/P	25,943	530,000	5/11/63	300 bp	(21,386)
Index

CMBX NA BBB–	BBB–/P	281,246	3,805,000	1/17/47	300 bp	(34,569)
Index

Goldman Sachs International
CMBX NA BB Index	—	(37,135)	363,000	5/11/63	(500 bp)	26,451

CMBX NA BB Index	—	(3,481)	23,000	1/17/47	(500 bp)	394

CMBX NA BBB–	BBB–/P	2,226	46,000	5/11/63	300 bp	(1,882)
Index

Dynamic Asset Allocation Conservative Fund 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB–	BBB–/P	$3,077	$59,000	5/11/63	300 bp	$(2,191)
Index

CMBX NA BBB–	BBB–/P	55,992	597,000	5/11/63	300 bp	2,680
Index

CMBX NA BBB–	BBB–/P	5,925	85,000	1/17/47	300 bp	(1,130)
Index

CMBX NA BBB–	BBB–/P	28,026	329,000	1/17/47	300 bp	664
Index

CMBX NA BBB–	BBB–/P	37,726	479,000	1/17/47	300 bp	(2,031)
Index

CMBX NA BBB–	BBB–/P	49,611	571,000	1/17/47	300 bp	2,122
Index

JPMorgan Securities LLC
CMBX NA A Index	A/P	13,244	302,000	1/17/47	200 bp	(2,058)

CMBX NA BBB–	BBB–/P	147,256	1,745,000	5/11/63	300 bp	(8,572)
Index

CMBX NA BBB–	BBB–/P	316	6,000	1/17/47	300 bp	(182)
Index

CMBX NA BBB–	BBB–/P	1,881	34,000	1/17/47	300 bp	(941)
Index

CMBX NA BBB–	BBB–/P	1,830	70,000	1/17/47	300 bp	(3,980)
Index

CMBX NA BBB–	BBB–/P	11,022	112,000	1/17/47	300 bp	1,726
Index

CMBX NA BBB–	BBB–/P	28,691	217,000	1/17/47	300 bp	10,680
Index

CMBX NA BBB–	BBB–/P	36,022	298,000	1/17/47	300 bp	11,289
Index

Total		$631,805				$98,558

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

84 Dynamic Asset Allocation Conservative Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16
		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 27	B+/P	$(521,590)	$15,057,000	12/20/21	500 bp	$146,003
Index

NA IG Series 27	BBB+/P	(1,239,785)	117,700,000	12/20/21	100 bp	231,268
Index

Total		$(1,761,375)				$377,271

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Conservative Fund 85

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$9,193,571	$1,800,149	$—

Capital goods	21,388,827	554,818	—

Communication services	10,492,107	2,367,949	617

Conglomerates	948,715	—	—

Consumer cyclicals	52,097,998	4,644,577	—

Consumer staples	29,239,821	2,601,086	—

Energy	21,221,389	531,180	26,570

Financials	59,168,900	7,575,828	—

Health care	44,964,748	1,212,597	—

Technology	59,233,546	1,719,717	—

Transportation	7,026,932	1,985,546	—

Utilities and power	12,876,017	1,673,371	—

Total common stocks	327,852,571	26,666,818	27,187
Asset-backed securities	—	1,615,000	—

Convertible bonds and notes	—	162,034	—

Convertible preferred stocks	—	105,171	—

Corporate bonds and notes	—	215,409,862	10

Foreign government and agency bonds and notes	—	8,130,104	—

Mortgage-backed securities	—	46,315,950	460,974

Preferred stocks	51,709	—	—

Senior loans	—	1,150,106	—

U.S. government and agency mortgage obligations	—	343,293,914	—

U.S. treasury obligations	—	16,298	—

Warrants	1,653	—	303

Short-term investments	201,010,946	189,677,700	—

Totals by level	$528,916,879	$832,542,957	$488,474

86 Dynamic Asset Allocation Conservative Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$548,317	$—

Futures contracts	(1,101,597)	—	—

TBA sale commitments	—	(124,593,355)	—

When-issued securities sold	(165,668)	—	—

Interest rate swap contracts	—	279,198	—

Total return swap contracts	—	613,352	—

Credit default contracts	—	1,605,399	—

Totals by level	$(1,267,265)	$(121,547,089)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	9/30/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	9/30/16

Common stocks*:

Communication
services	$—	$—	$—	$(21,763)	$22,380	$—	$—	$—	$617

Energy	588	—	—	22,687	26,663	(23,368)	—	—	$26,570

Total common
stocks	$588	$—	$—	$924	$49,043	$(23,368)	$—	$—	$27,187

Asset-backed
securities	$19,179,000	$—	$—	$—	$—	$(19,179,000)	$—	$—	$—

Corporate bonds
and notes	$501,604	(33,770)	—	16,969	7	—	—	(484,800)	$10

Mortgage-backed
securities	$1,864,787	(126,092)	(14,692)	(201,114)	482,891	(692,687)	—	(852,119)	$460,974

Warrants	$—	—	—	(213)	516	—	—	—	$303

Totals	$21,545,979	$(159,862)	$(14,692)	$(183,434)	$532,457	$(19,895,055)	$—	$(1,336,919)	$488,474

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $19,314 related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 87

Statement of assets and liabilities 9/30/16

ASSETS

Investment in securities, at value, including $10,356,932 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,108,095,125)	$1,151,437,689
Affiliated issuers (identified cost $210,510,621) (Notes 1 and 5)	210,510,621

Cash	12,648

Foreign currency (cost $16,157) (Note 1)	16,225

Dividends, interest and other receivables	4,598,923

Receivable for shares of the fund sold	11,763,055

Receivable for investments sold	2,123,171

Receivable for sales of delayed delivery securities (Note 1)	75,939,905

Receivable for variation margin (Note 1)	1,010,509

Unrealized appreciation on forward currency contracts (Note 1)	1,004,465

Unrealized appreciation on OTC swap contracts (Note 1)	823,416

Premium paid on OTC swap contracts (Note 1)	119,936

Prepaid assets	36,380

Total assets	1,459,396,943

LIABILITIES

Payable for investments purchased	762,631

Payable for purchases of delayed delivery securities (Note 1)	291,621,971

Payable for shares of the fund repurchased	6,602,149

Payable for compensation of Manager (Note 2)	432,609

Payable for custodian fees (Note 2)	95,551

Payable for investor servicing fees (Note 2)	262,693

Payable for Trustee compensation and expenses (Note 2)	214,878

Payable for administrative services (Note 2)	3,618

Payable for distribution fees (Note 2)	470,355

Payable for variation margin (Note 1)	1,826,055

Unrealized depreciation on OTC swap contracts (Note 1)	111,506

Premium received on OTC swap contracts (Note 1)	751,741

Unrealized depreciation on forward currency contracts (Note 1)	456,148

TBA sale commitments, at value (proceeds receivable $124,654,336) (Note 1)	124,593,355

When-issued securities sold, at value (proceeds receivable $147,626) (Note 1)	165,668

Collateral on securities loaned, at value (Note 1)	10,479,675

Collateral on certain derivative contracts, at value (Note 1)	1,123,229

Other accrued expenses	241,811

Total liabilities	440,215,643

Net assets	$1,019,181,300

(Continued on next page)

88 Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$969,452,116

Undistributed net investment income (Note 1)	4,179,396

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	1,330,983

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	44,218,805

Total — Representing net assets applicable to capital shares outstanding	$1,019,181,300

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($519,767,258 divided by 50,384,334 shares)	$10.32

Offering price per class A share (100/94.25 of $10.32)*	$10.95

Net asset value and offering price per class B share ($21,084,340 divided by 2,060,228 shares)**	$10.23

Net asset value and offering price per class C share ($129,656,632 divided by 12,726,333 shares)**	$10.19

Net asset value and redemption price per class M share ($16,800,545 divided by 1,647,347 shares)	$10.20

Offering price per class M share (100/96.50 of $10.20)*	$10.57

Net asset value, offering price and redemption price per class P share
($71,630,069 divided by 6,920,047 shares)	$10.35

Net asset value, offering price and redemption price per class R share
($11,032,937 divided by 1,041,089 shares)	$10.60

Net asset value, offering price and redemption price per class R5 share
($827,892 divided by 80,020 shares)	$10.35

Net asset value, offering price and redemption price per class R6 share
($71,313,728 divided by 6,888,235 shares)	$10.35

Net asset value, offering price and redemption price per class Y share
($177,067,899 divided by 17,108,364 shares)	$10.35

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 89

Statement of operations Year ended 9/30/16

INVESTMENT INCOME

Interest (including interest income of $912,143 from investments in affiliated issuers) (Note 5)	$13,134,929

Dividends (net of foreign taxes paid and refunded of $142,648)	8,255,837

Securities lending (net of expenses) (Notes 1 and 5)	74,030

Total investment income	21,464,796

EXPENSES

Compensation of Manager (Note 2)	4,549,808

Investor servicing fees (Note 2)	1,478,785

Custodian fees (Note 2)	178,916

Trustee compensation and expenses (Note 2)	63,358

Distribution fees (Note 2)	2,622,886

Administrative services (Note 2)	24,558

Other	502,871

Fees waived and reimbursed by Manager (Note 2)	(7,680)

Total expenses	9,413,502

Expense reduction (Note 2)	(6,484)

Net expenses	9,407,018

Net investment income	12,057,778

Net realized gain on investments (Notes 1 and 3)	6,619,864

Net increase from payments by affiliates (Note 2)	533

Net realized gain on swap contracts (Note 1)	33,910

Net realized gain on futures contracts (Note 1)	2,458,894

Net realized loss on foreign currency transactions (Note 1)	(713,514)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	646,555

Net unrealized appreciation of investments, futures contracts, swap contracts, when-issued
securities and TBA sale commitments during the year	32,855,878

Net gain on investments	41,902,120

Net increase in net assets resulting from operations	$53,959,898

The accompanying notes are an integral part of these financial statements.

90 Dynamic Asset Allocation Conservative Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/16	Year ended 9/30/15

Operations:
Net investment income	$12,057,778	$9,242,739

Net realized gain on investments
and foreign currency transactions	8,399,687	44,561,731

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	33,502,433	(46,324,842)

Net increase in net assets resulting from operations	53,959,898	7,479,628

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(9,319,722)	(8,130,584)

Class B	(233,800)	(226,438)

Class C	(1,227,444)	(741,775)

Class M	(193,756)	(134,793)

Class P	(107,030)	—

Class R	(123,470)	(114,026)

Class R5	(16,303)	(4,898)

Class R6	(992,479)	(206,735)

Class Y	(3,750,069)	(2,093,677)

Net realized short-term gain on investments

Class A	(6,331,721)	(8,591,353)

Class B	(268,687)	(429,650)

Class C	(1,162,805)	(1,223,688)

Class M	(159,567)	(191,439)

Class R	(74,442)	(124,138)

Class R5	(3,230)	(4,210)

Class R6	(310,347)	(104,424)

Class Y	(1,982,280)	(1,592,297)

From net realized long-term gain on investments
Class A	(19,899,694)	(18,722,665)

Class B	(844,445)	(936,313)

Class C	(3,654,530)	(2,666,715)

Class M	(501,495)	(417,194)

Class R	(233,962)	(270,526)

Class R5	(10,152)	(9,174)

Class R6	(975,377)	(227,565)

Class Y	(6,230,021)	(3,470,005)

Increase from capital share transactions (Note 4)	294,061,204	160,239,992

Total increase in net assets	289,414,274	117,085,338

NET ASSETS

Beginning of year	729,767,026	612,681,688

End of year (including undistributed net investment income
of $4,179,396 and $7,830,321, respectively)	$1,019,181,300	$729,767,026

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 91

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class A
September 30, 2016	$10.46	.15	.48	.63	(.19)	(.58)	(.77)	$10.32	6.37	$519,767	1.04 [g]	1.44 [g]	614 [d]
September 30, 2015	11.14	.15	.03	.18	(.19)	(.67)	(.86)	10.46	1.58	463,857	1.02	1.41	559 [d]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	11.14	9.45	431,523	1.03	1.83	583 [d]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	10.35	6.46	384,651	1.05	1.99	305 [e]
September 30, 2012	8.83	.21	1.00	1.21	(.16)	—	(.16)	9.88	13.76	376,279	1.07	2.21	278 [e]

Class B
September 30, 2016	$10.39	.07	.47	.54	(.12)	(.58)	(.70)	$10.23	5.43	$21,084	1.79 [g]	.68 [g]	614 [d]
September 30, 2015	11.06	.07	.04	.11	(.11)	(.67)	(.78)	10.39	.94	20,513	1.77	.65	559 [d]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	11.06	8.58	23,367	1.78	1.08	583 [d]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	10.28	5.72	25,472	1.80	1.24	305 [e]
September 30, 2012	8.77	.14	.98	1.12	(.08)	—	(.08)	9.81	12.86	25,916	1.82	1.46	278 [e]

Class C
September 30, 2016	$10.35	.07	.47	.54	(.12)	(.58)	(.70)	$10.19	5.47	$129,657	1.79 [g]	.68 [g]	614 [d]
September 30, 2015	11.02	.07	.04	.11	(.11)	(.67)	(.78)	10.35	.97	79,407	1.77	.66	559 [d]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	11.02	8.55	60,957	1.78	1.08	583 [d]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	10.25	5.74	51,129	1.80	1.24	305 [e]
September 30, 2012	8.75	.14	.98	1.12	(.09)	—	(.09)	9.78	12.80	48,885	1.82	1.46	278 [e]

Class M
September 30, 2016	$10.35	.09	.48	.57	(.14)	(.58)	(.72)	$10.20	5.83	$16,801	1.54 [g]	.93 [g]	614 [d]
September 30, 2015	11.03	.10	.03	.13	(.14)	(.67)	(.81)	10.35	1.10	10,541	1.52	.91	559 [d]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	11.03	8.82	10,057	1.53	1.33	583 [d]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	10.26	5.98	9,333	1.55	1.49	305 [e]
September 30, 2012	8.76	.16	.98	1.14	(.11)	—	(.11)	9.79	13.07	8,011	1.57	1.71	278 [e]

Class P
September 30, 2016#	$10.35	.01	.01	.02	(.02)	—	(.02)	$10.35	.18*	$71,630	.05*	.14*	614 [d]

Class R
September 30, 2016	$10.73	.12	.50	.62	(.17)	(.58)	(.75)	$10.60	6.05	$11,033	1.29 [g]	1.16 [g]	614 [d]
September 30, 2015	11.40	.13	.03	.16	(.16)	(.67)	(.83)	10.73	1.38	5,256	1.27	1.16	559 [d]
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	11.40	9.07	5,786	1.28	1.58	583 [d]
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	10.60	6.26	4,461	1.30	1.74	305 [e]
September 30, 2012	9.03	.19	1.02	1.21	(.13)	—	(.13)	10.11	13.51	3,933	1.32	1.95	278 [e]

Class R5
September 30, 2016	$10.49	.18	.48	.66	(.22)	(.58)	(.80)	$10.35	6.68	$828	.73 [g]	1.74 [g]	614 [d]
September 30, 2015	11.16	.19	.04	.23	(.23)	(.67)	(.90)	10.49	1.98	237.73		1.71	559 [d]
September 30, 2014	10.38	.24 f	.76	1.00	(.22)	—	(.22)	11.16	9.68	316.74		2.20 i	583 [d]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	10.38	6.87	11.74		2.30	305 [e]
September 30, 2012†	9.57	.05	.33	.38	(.05)	—	(.05)	9.90	3.93*	10	.19*	.55*	278 [e]

Class R6
September 30, 2016	$10.50	.18	.48	.66	(.23)	(.58)	(.81)	$10.35	6.64	$71,314	.66 [g]	1.78 [g]	614 [d]
September 30, 2015	11.17	.20	.03	.23	(.23)	(.67)	(.90)	10.50	2.04	16,011.66		1.80	559 [d]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	11.17	9.80	3,256.67		2.21	583 [d]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	10.38	6.94	2,981.67		2.20	305 [e]
September 30, 2012†	9.57	.06	.32	.38	(.05)	—	(.05)	9.90	3.94*	10	.17*	.57*	278 [e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

92 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 93

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class Y
September 30, 2016	$10.50	.17	.48	.65	(.22)	(.58)	(.80)	$10.35	6.51	$177,068	.79 [g]	1.68 [g]	614 [d]
September 30, 2015	11.17	.18	.04	.22	(.22)	(.67)	(.89)	10.50	1.92	133,945.77		1.66	559 [d]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	11.17	9.69	77,419.78		2.07	583 [d]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	10.38	6.80	66,787.80		2.27	305 [e]
September 30, 2012	8.86	.23	.99	1.22	(.18)	—	(.18)	9.90	13.89	93,814.82		2.46	278 [e]

* Not annualized.

† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

# For the period August 31, 2016 (commencement of operations) to September 30, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

September 30, 2013	640%

September 30, 2012	720

f The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 95

Notes to financial statements 9/30/16

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2015 through September 30, 2016.

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range for the fund to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund began offering class P shares on August 31, 2016. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M (effective November 1, 2015), class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P, class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

96 Dynamic Asset Allocation Conservative Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury,

Dynamic Asset Allocation Conservative Fund 97

U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued, forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

98 Dynamic Asset Allocation Conservative Fund

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the

Dynamic Asset Allocation Conservative Fund 99

fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other

100 Dynamic Asset Allocation Conservative Fund

resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $430,309 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $359,988 and may include amounts related to unsettled agreements.

Dynamic Asset Allocation Conservative Fund 101

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $10,479,675 and the value of securities loaned amounted to $10,356,932.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Prior to September 22, 2016, the fund participated in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million)  and the same unsecured uncommitted line of credit.  Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee (0.04% prior to September 22, 2016) and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% (0.16% prior to September 22, 2016) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period,

102 Dynamic Asset Allocation Conservative Fund

the fund reclassified $255,370 to increase undistributed net investment income, $77 to increase paid-in capital and $255,447 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$53,102,652
Unrealized depreciation	(14,684,111)

Net unrealized appreciation	38,418,541
Undistributed ordinary income	5,905,486
Undistributed long-term gain	5,207,983
Cost for federal income tax purposes	$1,323,394,143

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,

0.630%	of the next $5 billion,	0.460%	of the next $50 billion,

0.580%	of the next $10 billion,	0.450%	of the next $100 billion and

0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.524% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $7,680.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management has agreed to reimburse the fund $533 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

Dynamic Asset Allocation Conservative Fund 103

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Prior to September 1, 2016, Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each retail account of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Prior to September 1, 2016, Putnam Investor Services had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$883,237	Class R	13,545

Class B	36,035	Class R5	914

Class C	184,770	Class R6	21,973

Class M	24,163	Class Y	313,660

Class P	488	Total	$1,478,785

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $2,587 under the expense offset arrangements and by $3,897 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $702, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class  A, class  B, class  C, class  M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is

104 Dynamic Asset Allocation Conservative Fund

to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,241,536	Class M	101,868

Class B	202,712	Class R	38,169

Class C	1,038,601	Total	$2,622,886

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $181,192 and $4,388 from the sale of class A and class M shares, respectively, and received $10,742 and $4,153 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% (no longer applicable effective November 1, 2015) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $10 on class A redemptions and no monies on class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$4,805,682,483	$4,643,185,226

U.S. government securities (Long-term)	—	—

When-issued securities sold	—	147,626

Total	$4,805,682,483	$4,643,332,852

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/16		Year ended 9/30/15

Class A	Shares	Amount	Shares	Amount

Shares sold	14,781,332	$150,234,624	10,433,744	$114,180,436

Shares issued in connection with
reinvestment of distributions	3,389,182	34,007,269	3,094,617	33,226,654

	18,170,514	184,241,893	13,528,361	147,407,090

Shares repurchased	(12,119,028)	(123,353,047)	(7,948,367)	(86,460,499)

Net increase	6,051,486	$60,888,846	5,579,994	$60,946,591

Dynamic Asset Allocation Conservative Fund 105

	Year ended 9/30/16		Year ended 9/30/15

Class B	Shares	Amount	Shares	Amount

Shares sold	554,553	$5,572,196	361,289	$3,897,094

Shares issued in connection with
reinvestment of distributions	127,102	1,263,893	143,683	1,528,584

	681,655	6,836,089	504,972	5,425,678

Shares repurchased	(596,219)	(6,009,398)	(642,644)	(6,974,617)

Net increase (decrease)	85,436	$826,691	(137,672)	$(1,548,939)

	Year ended 9/30/16		Year ended 9/30/15

Class C	Shares	Amount	Shares	Amount

Shares sold	6,483,829	$64,850,207	2,815,331	$30,315,444

Shares issued in connection with
reinvestment of distributions	562,208	5,568,485	403,092	4,273,555

	7,046,037	70,418,692	3,218,423	34,588,999

Shares repurchased	(1,995,340)	(20,030,105)	(1,073,489)	(11,543,665)

Net increase	5,050,697	$50,388,587	2,144,934	$23,045,334

	Year ended 9/30/16		Year ended 9/30/15

Class M	Shares	Amount	Shares	Amount

Shares sold	780,494	$7,863,415	219,123	$2,363,540

Shares issued in connection with
reinvestment of distributions	85,213	845,232	66,838	709,626

	865,707	8,708,647	285,961	3,073,166

Shares repurchased	(236,359)	(2,387,355)	(179,786)	(1,943,843)

Net increase	629,348	$6,321,292	106,175	$1,129,323

	For the period 8/31/16 (commencement of
	operations) to 9/30/16

Class P		Shares		Amount

Shares sold			7,091,484	$73,390,343

Shares issued in connection with reinvestment of distributions			10,462	107,030

			7,101,946	73,497,373

Shares repurchased			(181,899)	(1,878,601)

Net increase			6,920,047	$71,618,772

	Year ended 9/30/16		Year ended 9/30/15

Class R	Shares	Amount	Shares	Amount

Shares sold	783,495	$8,135,199	609,426	$6,797,197

Shares issued in connection with
reinvestment of distributions	34,158	352,258	44,722	492,268

	817,653	8,487,457	654,148	7,289,465

Shares repurchased	(266,428)	(2,775,147)	(671,888)	(7,378,744)

Net increase (decrease)	551,225	$5,712,310	(17,740)	$(89,279)

106 Dynamic Asset Allocation Conservative Fund

	Year ended 9/30/16		Year ended 9/30/15

Class R5	Shares	Amount	Shares	Amount

Shares sold	81,004	$795,879	4,793	$51,870

Shares issued in connection with
reinvestment of distributions	2,943	29,685	1,698	18,282

	83,947	825,564	6,491	70,152

Shares repurchased	(26,475)	(272,275)	(12,221)	(134,619)

Net increase (decrease)	57,472	$553,289	(5,730)	$(64,467)

	Year ended 9/30/16		Year ended 9/30/15

Class R6	Shares	Amount	Shares	Amount

Shares sold	6,282,224	$63,606,135	1,599,415	$17,410,389

Shares issued in connection with
reinvestment of distributions	225,842	2,278,203	49,938	538,724

	6,508,066	65,884,338	1,649,353	17,949,113

Shares repurchased	(1,145,114)	(11,691,928)	(415,623)	(4,482,101)

Net increase	5,362,952	$54,192,410	1,233,730	$13,467,012

	Year ended 9/30/16		Year ended 9/30/15*

Class Y	Shares	Amount	Shares	Amount

Shares sold	16,528,463	$169,669,635	8,360,822	$91,018,167

Shares issued in connection with
reinvestment of distributions	1,044,192	10,516,883	591,920	6,378,605

	17,572,655	180,186,518	8,952,742	97,396,772

Shares repurchased	(13,226,567)	(136,627,511)	(3,123,560)	(34,042,355)

Net increase	4,346,088	$43,559,007	5,829,182	$63,354,417

* The fund’s September 30, 2015 shares sold and shares repurchased have been revised as a result of an immaterial error related to an overstatement of the fund’s subscriptions and redemptions activity.

The previously reported amounts were:

	Shares	Amount

Shares sold	10,873,189	$118,429,397

Shares repurchased	(5,635,927)	$(61,453,585)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class P	968	0.01%	$10,019

Class R5	1,280	1.6	13,248

Dynamic Asset Allocation Conservative Fund 107

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Cash Collateral Pool, LLC, Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Cash Collateral
Pool, LLC*	$4,809,400	$96,660,273	$90,989,998	$42,428	$10,479,675

Putnam Money Market
Liquidity Fund**	47,928,518	154,570,965	202,499,483	210,546	—

Putnam Short Term
Investment Fund**	142,811,978	132,237,581	75,018,613	701,597	200,030,946

Totals	$195,549,896	$383,468,819	$368,508,094	$954,571	$210,510,621

* No management fees are charged to Putnam Cash Collateral Pool, LLC (see Note 1).

**Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency options (contract amount)	$1,900,000

Futures contracts (number of contracts)	3,000

Forward currency contracts (contract amount)	$120,500,000

Centrally cleared interest rate swap contracts (notional)	$205,500,000

OTC total return swap contracts (notional)	$69,700,000

OTC credit default contracts (notional)	$8,200,000

Centrally cleared credit default contracts (notional)	$101,200,000

Warrants (number of warrants)	200

108 Dynamic Asset Allocation Conservative Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$2,415,472*	Payables	$810,073

Foreign exchange
contracts	Receivables	1,004,465	Payables	456,148

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	1,557,650*	depreciation	1,596,608*

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	1,041,624*	depreciation	1,209,757*

Total		$6,019,211		$4,072,586

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$1,276,154	$1,276,154

Foreign exchange
contracts	(52,437)	—	(693,142)	—	(745,579)

Equity contracts	—	(3,894,128)	—	(1,235,531)	(5,129,659)

Interest rate contracts	—	6,353,022	—	(6,713)	6,346,309

Total	$(52,437)	$2,458,894	$(693,142)	$33,910	$1,747,225

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$494,488	$494,488

Foreign exchange
contracts	—	—	644,165	—	644,165

Equity contracts	1,440	(2,258,007)	—	546,198	(1,710,369)

Interest rate contracts	—	(1,131,461)	—	437,520	(693,941)

Total	$1,440	$(3,389,468)	$644,165	$1,478,206	$(1,265,657)

Dynamic Asset Allocation Conservative Fund 109

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$258,263	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$258,263

OTC Total return swap contracts*#	—	3,070	—	634,279	—	—	16	—	—	—	—	—	—	—	—	637,365

OTC Credit default contracts*#	—	—	—	—	209,365	—	67,461	—	—	—	—	—	—	—	—	276,826

Centrally cleared credit default contracts§	—	—	281,722	—	—	—	—	—	—	—	—	—	—	—	—	281,722

Futures contracts§	—	—	—	—	—	—	—	—	—	—	470,524	—	—	—	—	470,524

Forward currency contracts#	101,318	53,172	—	146,320	111,372	9,197	223,297	49,474	167,092	—	—	44,112	19,010	54,627	25,474	1,004,465

Total Assets	$101,318	$56,242	$539,985	$780,599	$320,737	$9,197	$290,774	$49,474	$167,092	$—	$470,524	$44,112	$19,010	$54,627	$25,474	$2,929,165

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	454,295	—	—	—	—	—	—	—	—	—	—	—	—	454,295

OTC Total return swap contracts*#	—	5,402	—	—	4,476	—	14,135	—	—	—	—	—	—	—	—	24,013

OTC Credit default contracts*#	9,555	—	—	—	383,867	—	184,351	—	—	232,300	—	—	—	—	—	810,073

Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,371,760	—	—	—	—	1,371,760

Forward currency contracts#	56,140	28,688	—	31,410	30,964	22,555	168,852	32,441	16,148	—	—	2,659	28,527	35,112	2,652	456,148

Total Liabilities	$65,695	$34,090	$454,295	$31,410	$419,307	$22,555	$367,338	$32,441	$16,148	$232,300	$1,371,760	$2,659	$28,527	$35,112	$2,652	$3,116,289

Total Financial and Derivative Net Assets	$35,623	$22,152	$85,690	$749,189	$(98,570)	$(13,358)	$(76,564)	$17,033	$150,944	$(232,300)	$(901,236)	$41,453	$(9,517)	$19,515	$22,822	$(187,124)

Total collateral received (pledged)†##	$35,623	$16,298	$—	$749,189	$(98,570)	$—	$—	$—	$120,000	$(232,300)	$—	$—	$—	$—	$—

Net amount	$—	$5,854	$85,690	$—	$—	$(13,358)	$(76,564)	$17,033	$30,944	$—	$(901,236)	$41,453	$(9,517)	$19,515	$22,822

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

110 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 111

PUTNAM ASSET ALLOCATION FUNDS
FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust dated March 21, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(b)(1) Amended and Restated Bylaws dated as of October 17, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.


(b)(2) Amendment to Amended and Restated Bylaws dated as of April 22, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.


(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(c)(2) Portions of Bylaws Relating to Shareholders' Rights--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(d)(1) Management Contract with Putnam Investment Management, LLC dated February 27, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; Schedule A amended as of October 27, 2016.


(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated February 27, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(e)(1) Amended and Restated Distributor’s Contract with Putnam Retail Management Limited Partnership dated July 1, 2013--Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

(e)(2)(i) Form of Dealer Sales Contract dated March 27, 2012--Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(2)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (e)(2)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(e)(3)(i) Form of Financial Institution Sales Contract dated March 27, 2012--Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(3)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (e)(3)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(g)(1) Amended and Restated Custodian Agreement with Putnam Fiduciary Trust Company dated February 10, 2006--Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on January 26, 2007.

(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(g)(3) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated August 1, 2013--Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.


(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of March 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.


(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(h)(5) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013--Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.


(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; Schedule A amended as of June 7, 2016; Schedule B amended as of March 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.


(h)(7) Credit Agreement with State Street Bank and Trust Company and certain other lenders dated September 24, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.


(h)(8) Joinder Agreement No. 1 to Credit Agreement with State Street Bank and Trust Company and certain other lenders dated August 29, 2016.

(h)(9) Amendment No. 1 to Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016.

(h)(10) Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 24, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(h)(11) First Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated August 29, 2016.

(h)(12) Second Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016.

(h)(13)(i) Form of Indemnification Agreement dated March 18, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(h)(13)(ii) Schedule of Indemnification Agreements conforming in all material respects to the Form of Indemnification Agreement filed as Exhibit (h)(13)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(h)(14) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated June 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(h)(15) Expense Limitation Agreement with Putnam Investor Services, Inc. (“PSERV”) dated June 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.


(i) Opinion of Ropes & Gray LLP, including consent--Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(j) Consent of Independent Registered Public Accounting Firm.

(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant--Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(m)(1) Class A Distribution Plan and Agreement dated November 8, 1993--Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(2) Class B Distribution Plan and Agreement dated November 8, 1993--Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(3) Class C Distribution Plan and Agreement dated September 1, 1994--Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(4) Class M Distribution Plan and Agreement dated January 30, 1995--Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(5) Class R Distribution Plan and Agreement dated November 15, 2002--Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on January 29, 2003.

(m)(6)(i) Form of Dealer Service Agreement--Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(6)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (m)(6)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(m)(7)(i) Form of Financial Institution Service Agreement--Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(7)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (m)(7)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.


(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended March 18, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(p)(1) The Putnam Funds Code of Ethics dated July 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(p)(2) Putnam Investments Code of Ethics dated June 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

Item 29. Persons Controlled by or Under Common Control with the Fund


The Registrant is not controlled by or under common control with any other person.

Item 30. Indemnification


Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, (File No. 811-07121). In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

The Massachusetts business trusts comprising The Putnam Funds (each, a “Trust”) have also agreed to contractually indemnify each Trustee. The agreement between the Trusts and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses to the fullest extent permitted by the Registrant’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as now or hereafter in force, provides that each Trust severally shall indemnify and hold harmless the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, unless the Trustee has been adjudicated in a final adjudication on the merits to have engaged in certain disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and, therefore, is unenforceable.


Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or employment

N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:


George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, The Putnam Fund for Growth and Income, Putnam Funds Trust, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust and Putnam Variable Trust.


(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Burns, Robert T.*	Secretary

Ritter, Jesse D.	Assistant Secretary

Ettinger, Robert D.	Vice President

Clark, James F.**	Vice President and Assistant Secretary

Trenchard, Mark C.***	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.
**Mr. Clark is Chief Compliance Officer of the Registrant.
***Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records


Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are the Registrant's Clerk, Michael J. Higgins; the Registrant's investment adviser, PIM; the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodians, Putnam Fiduciary Trust Company (PFTC) and State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant's transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM, PFTC and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.


Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Asset Allocation Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


POWER OF ATTORNEY

I, the undersigned Officer of each of the Trusts listed on Schedule A hereto, hereby severally constitute and appoint Jameson A. Baxter, George Putnam III, Jonathan S. Horwitz, Bryan Chegwidden and James E. Thomas, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the Trusts listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Janet C. Smith	Vice President, Principal Financial	November 21, 2016
Janet C. Smith	Officer, Principal Accounting
Officer and Assistant Treasurer

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Multi-Cap Growth Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 26th day of January, 2017.


Putnam Asset Allocation Funds

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Principal Executive
Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees
Kenneth R. Leibler*	Vice Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison
Janet C. Smith **	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer
Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee
Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee
By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
January 26, 2017
* Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 26 to the Registrant's
Registration Statement on January 28, 2013
** Signed pursuant to power of attorney filed herewith

EXHIBIT INDEX


Item 28. Exhibit

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; Schedule A amended as of October 27, 2016.

(h)(8) Joinder Agreement No. 1 to Credit Agreement with State Street Bank and Trust Company and certain other lenders dated August 29, 2016.

(h)(9) Amendment No. 1 to Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016.

(h)(11) First Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated August 29, 2016.

(h)(12) Second Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016.


(j) Consent of Independent Registered Public Accounting Firm.
